[GRAPHIC OMITTED - ACORN, COLUMN, MITER, HANDSHAKE]

GALAXY EQUITY FUNDS
GALAXY FUNDS

Semi-Annual Report
April 30, 2001

Galaxy Asset Allocation Fund
Galaxy Equity Income Fund
Galaxy Growth and Income Fund
Galaxy Strategic Equity Fund
Galaxy Equity Value Fund
Galaxy Equity Growth Fund
Galaxy Growth Fund II
Galaxy Small Cap Value Fund
Galaxy Small Company Equity Fund
Galaxy International Equity Fund
Galaxy Pan Asia Fund


[LOGO OMITTED - Galaxy Funds]

CHAIRMAN'S MESSAGE

Dear Shareholder:

      Enclosed is the Galaxy Equity Funds' semi-annual report for the six months ended April 30, 2001. The report includes a Market Overview that discusses the economic and market conditions that may have affected your investments during this time. Following the Market Overview are individual reviews that describe how Fleet Investment Advisors Inc. ("FIA") managed each of the Funds' portfolios in this climate. Financial statements and a list of portfolio holdings for each of the Funds as of April 30, 2001, appear at the end of the report.

      The past six months have brought many changes for stocks and other securities. With a rapid slowdown in economic growth and the outlook for corporate earnings, stock prices dropped to levels not seen since 1998. To keep the slowdown from becoming a full-blown recession, the Federal Reserve Board (the "Fed") cut the Federal Funds rate four times. As a result, yields for money market instruments and short-term bonds also fell. Although lower interest rates should help improve the economy's growth going forward, and provide greater stability for prices of stocks and bonds, the market outlook will probably remain uncertain for months to come.

      In this environment, it may help to remember two time-tested investment principles. First, it's important to maintain your long-term portfolio strategies in the face of short-term market volatility. The sharp stock price decline of recent months is not unusual during normal market cycles. Investors who move to the sidelines now may miss out on a rebound as conditions improve.

      Second, you can try to reduce volatility in your portfolio by maintaining a diversified mix of investments. As stock prices fell during the reporting period, stocks of smaller companies outperformed stocks of larger firms, and value-oriented stocks held up better than growth stocks. As investors sought stability in fixed income investments, and bond prices rallied, returns for corporate bonds proved stronger than returns for government issues. If your portfolio is balanced among many different types of assets, you are more likely to buffer your returns from severe market declines by having some investments that outperform as others underperform.

      If you would like more information on any of the Galaxy Funds, or have questions about the information in this report, please contact the Galaxy Information Center toll-free at 1-877-BUY-GALAXY (1-877-289-4252) or visit us at www.galaxyfunds.com. You may also consult your financial advisor.

      Sincerely,

      /S/ Dwight E. Vicks, Jr.

      Dwight E. Vicks, Jr.
      Chairman of the Board of Trustees

[BEGIN SIDEBAR]
MUTUAL FUNDS:

(BULLET) ARE NOT BANK DEPOSITS
(BULLET) ARE NOT FDIC INSURED
(BULLET) ARE NOT OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK
(BULLET) ARE SUBJECT TO INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF THE
         PRINCIPAL AMOUNT INVESTED
[END SIDEBAR]

MARKET OVERVIEW

EQUITY MARKET OVERVIEW
BY FLEET INVESTMENT ADVISORS INC.
      Stock prices fell sharply in the six months ended April 30, 2001, as economic growth slowed more significantly than investors had expected and corporate earnings deteriorated. Having reached valuations that were well in excess of the outlooks for their earnings, shares of technology firms and many other growth-oriented issues bore the brunt of the market decline. Stock prices also fell overseas, due to weak local economies and concern that a slump in U.S. growth would prompt a global slowdown.
      For the six months ended April 30, 2001, the Standard & Poor's(R) 500 Index (the "S&P(R) 500 Index"), which represents large-cap growth stocks, earned a total return of -12.06%. Over the same period, small-cap stocks represented by the Russell 2000 Index (the "Russell 2000") had a total return of -1.77%, and foreign stocks in the Morgan Stanley Europe, Australasia, Far East ("MSCI EAFE Index") had a total return of -8.11%. Maintaining a well-diversified mix of high-quality investments, we helped the Galaxy Equity Funds earn competitive returns for the six-month reporting period.

THE LONG-AWAITED SLOWDOWN ARRIVES
      For the fourth quarter of 2000, when the reporting period began, the Gross Domestic Product ("GDP"), which measures the output of U.S. goods and services, improved at an annualized rate of 1.0%. Following growth rates of 2.2% for the third quarter of 2000 and 5.6% for the second quarter of 2000, it became clear that a slowdown had taken hold. Operating earnings for companies in the S&P(R) 500 Index increased an average $13.58 per share during the fourth quarter, versus $14.38 in the third quarter. With growth and earnings eroding faster than had been expected, the Fed indicated that it was leaning toward a cut in interest rates. On the expectation of lower rates, bond prices rallied and yields declined.
      With investors concerned that rising energy prices and a weak euro would further depress earnings, stock prices continued a slide that started in September. Having reached excessive valuations earlier in the year, the technology sector and large-company growth stocks led the market decline. As investors shifted into stocks whose prices were more attractive relative to company earnings, many value-oriented issues continued to enjoy positive returns. Foreign stock prices also fell, on concerns that slower U.S. growth would hurt economies worldwide. The decline was somewhat less in local currency terms than the price slide for U.S. equities due to an ease in energy prices abroad and a relative strength in European economies versus the U.S.
      GDP growth remained modest in the first quarter of 2001, with an annualized rate of 1.3%, and corporate earnings increased an average $12.15 per share. Per its earlier indications, the Fed cut interest rates by 150 basis points (1.50%) during the quarter. Believing further stimulation was necessary, the Fed then cut interest rates another 50 basis points in April.
      Stock prices fell further in the first quarter, led by technology and large-company growth stocks. By mid-March 2001, the S&P(R) 500 Index had fallen 20% from its high in March of 2000 and had technically entered a "bear" market. While value-oriented issues lost ground, they continued to outperform growth stocks by a wide margin. The market then rebounded in April on signs that the economy might be bottoming out and optimism that the Fed would continue to cut interest rates as long as there was a threat of recession. Technology stocks outperformed in the rebound.
      Foreign stock prices continued to slide during the first months of 2001, on further concerns about the effect of U.S. economic weakness on growth abroad. Issues of larger foreign companies generally outperformed those of large U.S. firms, and Japanese stocks fared somewhat better than European stocks. After leading foreign stocks lower at the end of 2000, telecommunications stocks were joined in their downward slide by issues of industrial, health care and consumer firms during the early months of 2001.

DIVERSIFICATION REMAINS KEY STRATEGY
      Because technology stocks had become quite overvalued before the reporting period began, we significantly reduced their weightings in the Galaxy Equity Funds. This strategy helped to buffer the Funds' returns as tech stocks led the market downward from November 2000 through March 2001.
      The Funds also benefited during the reporting period from a continued emphasis on diversified portfolios of high-quality investments with

[BEGIN SIDEBAR]
"AS INVESTORS SHIFTED INTO STOCKS WHOSE PRICES WERE MORE ATTRACTIVE RELATIVE TO COMPANY EARNINGS, MANY VALUE-ORIENTED ISSUES CONTINUED TO ENJOY POSITIVE RETURNS."
[END SIDEBAR]
reasonable valuations. Of particular help were sizable weightings in the energy sector, which outperformed on further strength in energy prices, and an emphasis on stocks from sectors that were less vulnerable to the economic downturn.
      Where we could, we took advantage of market weakness to add attractively priced stocks. Once prices for technology stocks had fallen substantially from their highs, we made selective additions in this sector.

ECONOMY COULD SOON BOTTOM
      Although the unemployment rate may rise in coming months, which could weaken consumer confidence and spending, we expect the economy to bottom out in the second quarter of 2001 and begin to improve in the third. In addition to further rate cuts, growth should benefit from a cut in federal income taxes and the absorption of excess inventories. While corporate earnings may show a year-over-year decline for 2001 as a whole, we believe earnings could start to rebound by the third or fourth quarter.
      Given this outlook, we also think that stock prices may have bottomed. Because the market tends to anticipate an economic recovery by six months on average, it's likely that prices could be higher a year from now. In the meantime, economic uncertainty may keep prices relatively volatile.
As always, we will look for any investment opportunities that the market's fluctuations might bring.

[BEGIN SIDEBAR]
"IN ADDITION TO FURTHER RATE CUTS, GROWTH SHOULD BENEFIT FROM A CUT IN FEDERAL INCOME TAXES AND THE ABSORPTION OF EXCESS INVENTORIES."
[END SIDEBAR]

PERFORMANCE AT-A-GLANCE

AVERAGE ANNUAL TOTAL RETURNS -- TRUST SHARES

                                                                                                    10 YEARS/
AS OF APRIL 30, 2001                                              6 MONTHS+   1 YEAR    5 YEARS   LIFE OF FUND*
---------------------------------------------------------------------------------------------------------------
Asset Allocation Fund (INCEPTION DATE 12/30/91)                    -7.35%      -5.25%      10.66%      10.44%
 ...............................................................................................................
Equity Income Fund (INCEPTION DATE 12/14/90)                       -4.35       -0.53       12.01       12.44
 ...............................................................................................................
Growth and Income Fund (INCEPTION DATE 12/14/92)                   -2.56       -1.62       13.05       14.03
 ...............................................................................................................
Strategic Equity Fund (INCEPTION DATE 3/4/98)                      13.89       22.83         N/A       10.96
 ...............................................................................................................
Equity Value Fund (INCEPTION DATE 9/1/88)                           4.05        2.91       14.99       14.49
 ...............................................................................................................
Equity Growth Fund (INCEPTION DATE 12/14/90)                      -15.30      -16.60       16.02       14.45
 ...............................................................................................................
Growth Fund II (INCEPTION DATE 3/28/96)**                         -20.96      -19.08       13.29       14.82
 ...............................................................................................................
Small Cap Value Fund (INCEPTION DATE 12/14/92)                     14.54       20.84       14.61       15.22
 ...............................................................................................................
Small Company Equity Fund (INCEPTION DATE 12/30/91)                -5.33      -12.60        5.80       11.72
 ...............................................................................................................
International Equity Fund (INCEPTION DATE 12/30/91)               -12.49      -22.37        7.88        8.91
 ...............................................................................................................
Pan Asia Fund (INCEPTION DATE 9/1/00)                             -13.99         N/A         N/A      -18.80+
---------------------------------------------------------------------------------------------------------------

+     Unannualized total returns.
* Return figures shown are average annual total returns for the 10 years ended April 30, 2001 for the Equity Income Fund, Equity Value Fund and Equity Growth Fund and for the period from inception through April 30, 2001 for each other Fund.
** The Galaxy Growth Fund II commenced operations as a separate portfolio (the "Predecessor Fund") of the Boston 1784 Funds. On June 26, 2000, the Predecessor Fund was reorganized as a new portfolio of The Galaxy Fund. Prior to the reorganization, the Predecessor Fund offered and sold one series of shares. In connection with the reorganization, shareholders of the Predecessor Fund exchanged their shares for Trust Shares and BKB Shares of the Galaxy Growth Fund II. Shareholders of the Predecessor Fund who purchased their shares through an investment management, trust, custody or other agency relationship with BankBoston, N.A. received Trust Shares of the Fund and shareholders of the Predecessor Fund who purchased their shares other than through an investment management, trust, custody or other agency relationship with BankBoston, N.A. received BKB Shares of the Fund. The total returns shown above for Trust Shares of the Galaxy Growth Fund II for periods prior to June 26, 2000 represent the returns for the Predecessor Fund.

AVERAGE ANNUAL TOTAL RETURNS -- RETAIL A SHARES*
                                                                  10 YEARS/
AS OF APRIL 30, 2001         6 MONTHS+     1 YEAR     5 YEARS LIFE OF FUND****
------------------------------------------------------------------------------
Asset Allocation Fund
(INCEPTION DATE 12/30/91)     -12.79%      -10.88%      9.17%         9.59%
 ..............................................................................
Equity Income Fund**
(INCEPTION DATE 12/14/90)     -10.02        -6.65      10.22         11.45
 ..............................................................................
Growth and Income Fund
(INCEPTION DATE 2/12/93)       -8.35        -7.59      11.43         13.20
 ..............................................................................
Strategic Equity Fund
(INCEPTION DATE 3/4/98)         7.10        15.22        N/A          8.37
 ..............................................................................
Equity Value Fund**
(INCEPTION DATE 9/1/88)        -2.09        -3.38      13.26         13.53
 ..............................................................................
Equity Growth Fund**
(INCEPTION DATE 12/14/90)     -20.31       -21.70      14.21         13.47
 ..............................................................................
Growth Fund II
(INCEPTION DATE 6/26/00)      -25.61          N/A        N/A        -19.00+
 ..............................................................................
Small Cap Value Fund
(INCEPTION DATE 2/12/93)        7.63        13.19      12.79         14.34
 ..............................................................................
Small Company Equity Fund
(INCEPTION DATE 12/30/91)     -10.98       -17.98       4.11         10.64
 ..............................................................................
International Equity Fund
(INCEPTION DATE 12/30/91)     -17.73       -27.12       6.05          7.81
 ..............................................................................
Pan Asia Fund
(INCEPTION DATE 9/1/00)       -19.27          N/A        N/A        -23.76+
------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS -- PRIME A SHARES***

AS OF APRIL 30, 2001             6 MONTHS+    1 YEAR   LIFE OF FUND
-------------------------------------------------------------------
Asset Allocation Fund
(INCEPTION DATE 11/1/98)          -12.48%    -10.53%         2.26%
 ...................................................................
Growth and Income Fund
(INCEPTION DATE 11/1/98)           -8.06      -7.22          5.89
 ...................................................................
Equity Growth Fund
(INCEPTION DATE 11/1/98)          -20.04     -21.37          7.74
 ...................................................................
Small Cap Value Fund
(INCEPTION DATE 11/1/98)            8.11      13.87         14.37
 ...................................................................
International Equity Fund
(INCEPTION DATE 11/1/98)          -17.48     -26.86          2.22
 ...................................................................
Pan Asia Fund
(INCEPTION DATE 9/22/00)          -18.92        N/A        -20.28+
-------------------------------------------------------------------

+      Unannualized total returns.
* Return figures have been restated to include the effect of the maximum 5.75% front-end sales charge which became effective on January 1, 2001.
** Retail A Shares of the Equity Value Fund and Equity Growth Fund were first issued during the fiscal year ended October 31, 1991 and Retail A Shares of the Equity Income Fund were first issued during the fiscal year ended October 31, 1992. The returns for prior periods represent the returns for Trust Shares of the Funds. Prior to November 1, 1993, the returns for Retail A Shares and Trust Shares of the Funds were the same because each series of shares had the same expenses.
*** Return figures include the effect of the maximum 5.50% front-end sales charge.
**** Return figures shown are average annual total returns for the 10 years ended April 30, 2001 for the Equity Income Fund, Equity Value Fund and Equity Growth Fund and for the period from inception through April 30, 2001 for each other Fund.

AVERAGE ANNUAL TOTAL RETURNS -- RETAIL B SHARES PURCHASED PRIOR TO JANUARY 1, 2001**

                            6 MONTHS       6 MONTHS         1 YEAR         1 YEAR
                         RETURNS BEFORE  RETURNS AFTER  RETURNS BEFORE  RETURNS AFTER
                           CONTINGENT     CONTINGENT      CONTINGENT     CONTINGENT
                            DEFERRED       DEFERRED        DEFERRED       DEFERRED
                          SALES CHARGE   SALES CHARGE    SALES CHARGE   SALES CHARGE
AS OF APRIL 30, 2001        DEDUCTED+     DEDUCTED*+       DEDUCTED      DEDUCTED*
-------------------------------------------------------------------------------------
Asset Allocation Fund
(INCEPTION DATE 3/4/96)       -7.75%       -12.14%           -6.08%       -10.57%
 .....................................................................................
Equity Income Fund
(INCEPTION DATE 11/1/98)      -4.96         -9.04            -1.74         -5.95
 .....................................................................................
Growth and
Income Fund
(INCEPTION DATE 3/4/96)       -3.15         -7.60            -2.67         -7.14
 .....................................................................................
Strategic Equity Fund
(INCEPTION DATE 3/4/98)       13.13          8.13            21.20         16.20
 .....................................................................................
Equity Value Fund
(INCEPTION DATE 3/4/96)        3.49         -0.71             1.79         -2.35
 .....................................................................................
Equity Growth Fund
(INCEPTION DATE 3/4/96)      -15.84        -19.51           -17.61        -21.21
 .....................................................................................
Growth Fund II
(INCEPTION DATE 6/26/00)     -21.35        -24.88              N/A           N/A
 .....................................................................................
Small Cap Value Fund
(INCEPTION DATE 11/1/98)      13.76          8.82            19.16         14.16
 .....................................................................................
Small Company
Equity Fund
(INCEPTION DATE 3/4/96)       -5.91         -9.78           -13.68        -17.24
 .....................................................................................
International Equity Fund
(INCEPTION DATE 11/1/98)     -13.08        -16.85           -23.34        -26.67
 .....................................................................................
Pan Asia Fund
(INCEPTION DATE 9/1/00)      -14.55        -18.78              N/A           N/A
-------------------------------------------------------------------------------------


                             5 YEAR         5 YEAR       LIFE OF FUND   LIFE OF FUND
                         RETURNS BEFORE  RETURNS AFTER  RETURNS BEFORE  RETURNS AFTER
                           CONTINGENT     CONTINGENT      CONTINGENT     CONTINGENT
                            DEFERRED       DEFERRED        DEFERRED       DEFERRED
                          SALES CHARGE   SALES CHARGE    SALES CHARGE   SALES CHARGE
AS OF APRIL 30, 2001        DEDUCTED      DEDUCTED*        DEDUCTED      DEDUCTED*
-------------------------------------------------------------------------------------
Asset Allocation Fund
(INCEPTION DATE 3/4/96)       9.75%         9.47%            9.46%         9.32%
 .....................................................................................
Equity Income Fund
(INCEPTION DATE 11/1/98)       N/A           N/A             4.64          3.81
 .....................................................................................
Growth and
Income Fund
(INCEPTION DATE 3/4/96)      11.93         11.67            12.02         11.89
 .....................................................................................
Strategic Equity Fund
(INCEPTION DATE 3/4/98)        N/A           N/A             9.85          9.06
 .....................................................................................
Equity Value Fund
(INCEPTION DATE 3/4/96)      13.82         13.59            13.55         13.43
 .....................................................................................
Equity Growth Fund
(INCEPTION DATE 3/4/96)      14.77         14.53            14.51         14.39
 .....................................................................................
Growth Fund II
(INCEPTION DATE 6/26/00)       N/A           N/A           -14.46+       -21.30+
 .....................................................................................
Small Cap Value Fund
(INCEPTION DATE 11/1/98)       N/A           N/A            15.86         14.87
 .....................................................................................
Small Company
Equity Fund
(INCEPTION DATE 3/4/96)       4.68          4.41             7.92          7.78
 .....................................................................................
International Equity Fund
(INCEPTION DATE 11/1/98)       N/A           N/A             3.57          2.57
 .....................................................................................
Pan Asia Fund
(INCEPTION DATE 9/1/00)        N/A           N/A           -19.51+       -33.33+
-------------------------------------------------------------------------------------

+     Unannualized total returns.
*     As if shares were redeemed at end of period.
** Retail B Shares purchased prior to January 1, 2001, are subject to a 5.00% contingent deferred sales charge if shares are redeemed within the first year. The charge decreases to 4.00%, 3.00%, 3.00%, 2.00% and 1.00% for redemptions made during the second through sixth years, respectively. Retail B Shares automatically convert to Retail A Shares after six years.

AVERAGE ANNUAL TOTAL RETURNS -- RETAIL B SHARES PURCHASED ON OR AFTER JANUARY 1, 2001**

                            6 MONTHS       6 MONTHS         1 YEAR         1 YEAR
                         RETURNS BEFORE  RETURNS AFTER  RETURNS BEFORE  RETURNS AFTER
                           CONTINGENT     CONTINGENT      CONTINGENT     CONTINGENT
                            DEFERRED       DEFERRED        DEFERRED       DEFERRED
                          SALES CHARGE   SALES CHARGE    SALES CHARGE   SALES CHARGE
AS OF APRIL 30, 2001        DEDUCTED+     DEDUCTED*+       DEDUCTED      DEDUCTED*
-------------------------------------------------------------------------------------
Asset Allocation Fund
(INCEPTION DATE 3/4/96)       -7.75%       -12.14%           -6.08%       -10.52%
 .....................................................................................
Equity Income Fund
(INCEPTION DATE 11/1/98)      -4.96         -9.04            -1.74         -5.95
 .....................................................................................
Growth and
Income Fund
(INCEPTION DATE 3/4/96)       -3.15         -7.60            -2.67         -7.14
 .....................................................................................
Strategic Equity Fund
(INCEPTION DATE 3/4/98)       13.13          8.13            21.20         16.20
 .....................................................................................
Equity Value Fund
(INCEPTION DATE 3/4/96)        3.49         -0.71             1.79         -2.35
 .....................................................................................
Equity Growth Fund
(INCEPTION DATE 3/4/96)      -15.84        -19.51           -17.61        -21.21
 .....................................................................................
Growth Fund II
(INCEPTION DATE 6/26/00)     -21.35        -24.88              N/A           N/A
 .....................................................................................
Small Cap Value Fund
(INCEPTION DATE 11/1/98)      13.76          8.82            19.16         14.16
 .....................................................................................
Small Company
Equity Fund
(INCEPTION DATE 3/4/96)       -5.91         -9.78           -13.68        -17.24
 .....................................................................................
International Equity Fund
(INCEPTION DATE 11/1/98)     -13.08        -16.85           -23.34        -26.67
 .....................................................................................
Pan Asia Fund
(INCEPTION DATE 9/1/00)      -14.55        -18.78              N/A           N/A
-------------------------------------------------------------------------------------


                             5 YEAR         5 YEAR       LIFE OF FUND   LIFE OF FUND
                         RETURNS BEFORE  RETURNS AFTER  RETURNS BEFORE  RETURNS AFTER
                           CONTINGENT     CONTINGENT      CONTINGENT     CONTINGENT
                            DEFERRED       DEFERRED        DEFERRED       DEFERRED
                          SALES CHARGE   SALES CHARGE    SALES CHARGE   SALES CHARGE
AS OF APRIL 30, 2001        DEDUCTED      DEDUCTED*        DEDUCTED      DEDUCTED*
-------------------------------------------------------------------------------------
Asset Allocation Fund
(INCEPTION DATE 3/4/96)      9.75%          9.33%            9.46%         9.19%
 .....................................................................................
Equity Income Fund
(INCEPTION DATE 11/1/98)      N/A            N/A             4.64          3.53
 .....................................................................................
Growth and
Income Fund
(INCEPTION DATE 3/4/96)     11.93          11.54            12.02         11.78
 .....................................................................................
Strategic Equity Fund
(INCEPTION DATE 3/4/98)       N/A            N/A             9.85          8.80
 .....................................................................................
Equity Value Fund
(INCEPTION DATE 3/4/96)     13.82          13.48            13.55         13.33
 .....................................................................................
Equity Growth Fund
(INCEPTION DATE 3/4/96)     14.77          14.42            14.51         14.29
 .....................................................................................
Growth Fund II
(INCEPTION DATE 6/26/00)      N/A            N/A           -14.46+       -18.30+
 .....................................................................................
Small Cap Value Fund
(INCEPTION DATE 11/1/98)      N/A            N/A            15.86         14.56
 .....................................................................................
Small Company
Equity Fund
(INCEPTION DATE 3/4/96)      4.68           4.27             7.92          7.65
 .....................................................................................
International Equity Fund
(INCEPTION DATE 11/1/98)      N/A            N/A             3.57          2.24
 .....................................................................................
Pan Asia Fund
(INCEPTION DATE 9/1/00)       N/A            N/A           -19.51+       -23.49+
-------------------------------------------------------------------------------------

+     Unannualized total returns.
*     As if shares were redeemed at end of period.
** Retail B Shares purchased on or after January 1, 2001, are subject to a 5.00% contingent deferred sales charge if shares are redeemed within the first year. The charge decreases to 4.00%, 4.00%, 4.00%, 3.00%, 2.00% and 1.00% for redemptions made during the second through seventh years, respectively. Retail B Shares automatically convert to Retail A Shares after eight years.

AVERAGE ANNUAL TOTAL RETURNS -- PRIME B SHARES**

                                6 MONTH          6 MONTH           1 YEAR            1 YEAR        LIFE OF FUND     LIFE OF FUND
                             RETURN BEFORE    RETURN AFTER      RETURN BEFORE     RETURN AFTER     RETURN BEFORE    RETURN AFTER
                              CONTINGENT       CONTINGENT        CONTINGENT        CONTINGENT       CONTINGENT       CONTINGENT
                            DEFERRED SALES   DEFERRED SALES    DEFERRED SALES    DEFERRED SALES   DEFERRED SALES   DEFERRED SALES
AS OF APRIL 30, 2001       CHARGE DEDUCTED+ CHARGE DEDUCTED+*  CHARGE DEDUCTED  CHARGE DEDUCTED*  CHARGE DEDUCTED CHARGE DEDUCTED*
----------------------------------------------------------------------------------------------------------------------------------
Asset Allocation Fund
(INCEPTION DATE 11/1/98)         -7.70%         -12.09%            -6.03%          -10.47%             3.84%             2.73%
 ..................................................................................................................................
Growth and Income Fund
(INCEPTION DATE 11/1/98)         -3.00           -7.46             -2.52            -7.00              7.51              6.45
 ..................................................................................................................................
Equity Growth Fund
(INCEPTION DATE 11/1/98)        -15.71          -19.41            -17.42           -21.04              9.55              8.53
 ..................................................................................................................................
Small Cap Value Fund
(INCEPTION DATE 11/1/98)         13.85            8.90             19.49            14.49             16.09             15.13
 ..................................................................................................................................
International Equity Fund
(INCEPTION DATE 11/1/98)        -12.96          -16.73            -23.13           -26.45              3.81              2.82
 ..................................................................................................................................
Pan Asia Fund
(INCEPTION DATE 9/22/00)        -14.53          -18.76               N/A              N/A            -16.05+           -20.20+
----------------------------------------------------------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS -- BKB SHARES

AS OF APRIL 30, 2001           6 MONTHS+      1 YEAR     5 YEARS   LIFE OF FUND
-------------------------------------------------------------------------------
Asset Allocation Fund
(INCEPTION DATE 6/19/00)         -7.25%         N/A         N/A        -6.36%+
 ...............................................................................
Growth and Income Fund
(INCEPTION DATE 6/19/00)         -2.54          N/A         N/A        -0.17+
 ...............................................................................
Growth Fund II
(INCEPTION DATE 3/28/96)***     -21.05       -19.23%      13.25%       14.78
 ...............................................................................
International Equity Fund
(INCEPTION DATE 6/19/00)        -12.64          N/A         N/A       -23.64+
-------------------------------------------------------------------------------

+     Unannualized total returns.
*     As if shares were redeemed at end of period.
** Prime B Shares are subject to a 5.00% contingent deferred sales charge if shares are redeemed within the first year. The charge decreases to 4.00%, 3.00%, 3.00%, 2.00% and 1.00% for redemptions made during the second through sixth years, respectively. Prime B Shares automatically convert to Prime A Shares after eight years.
*** The Galaxy Growth Fund II commenced operations as a separate portfolio (the "Predecessor Fund") of the Boston 1784 Funds. On June 26, 2000, the Predecessor Fund was reorganized as a new portfolio of The Galaxy Fund. Prior to the reorganization, the Predecessor Fund offered and sold one series of shares. In connection with the reorganization, shareholders of the Predecessor Fund exchanged their shares for Trust Shares and BKB Shares of the Galaxy Growth Fund II. Shareholders of the Predecessor Fund who purchased their shares through an investment management, trust, custody or other agency relationship with BankBoston, N.A. received Trust Shares of the Fund and shareholders of the Predecessor Fund who purchased their shares other than through an investment management, trust, custody or other agency relationship with BankBoston, N.A. received BKB Shares of the Fund. The total returns shown above for BKB Shares of the Galaxy Growth Fund II for periods prior to June 26, 2000 represent the returns for the Predecessor Fund.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUES WILL VARY WITH MARKET CONDITIONS SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE INVESTMENT ADVISOR IS PRESENTLY WAIVING FEES AND/OR REIMBURSING EXPENSES AND MAY REVISE OR DISCONTINUE SUCH PRACTICE AT ANY TIME. WITHOUT SUCH WAIVERS AND/OR REIMBURSEMENTS, PERFORMANCE WOULD BE LOWER. TOTAL RETURN FIGURES IN THIS REPORT INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS AND INCLUDE THE DEDUCTION OF ANY SALES CHARGES, WHERE APPLICABLE, UNLESS OTHERWISE INDICATED.

PORTFOLIO REVIEWS

[BEGIN SIDEBAR]
[PHOTO OMITTED - DON JONES]
DON JONES HAS MANAGED THE EQUITY PORTION OF THE GALAXY ASSET ALLOCATION FUND SINCE MAY OF 1995. HE HAS MANAGED INVESTMENT PORTFOLIOS FOR FLEET INVESTMENT ADVISORS INC., AND ITS PREDECESSORS, SINCE 1977.

[PHOTO OMITTED - DAVID LINDSAY]
DAVID LINDSAY HAS MANAGED THE FIXED INCOME PORTION OF THE GALAXY ASSET ALLOCATION FUND SINCE JANUARY OF 1997. HE HAS MANAGED INVESTMENT PORTFOLIOS FOR FLEET INVESTMENT ADVISORS INC., AND ITS PREDECESSORS, SINCE 1986.
[END SIDEBAR]

GALAXY ASSET ALLOCATION FUND
BY DON JONES AND DAVID LINDSAY
PORTFOLIO MANAGERS
      As economic weakness depressed stock prices in the six months ended April 30, 2001, and lower interest rates improved prices for bonds, the Galaxy Asset Allocation Fund continued to benefit from its sizable position in fixed income issues and a well-diversified portfolio of stocks with strong credit quality.
      For the six months ended April 30, 2001, Trust Shares of the Galaxy Asset Allocation Fund earned a total return of -7.35%. For the same period, its Retail A Shares returned -7.46%, before deducting the maximum 5.75% front-end sales charge, and its Retail B Shares returned -7.75%, before deducting the maximum 5.00% contingent deferred sales charge. During the period, Prime A Shares of the Fund returned -7.40% before deducting the maximum 5.50% front-end sales charge, and Prime B Shares of the Fund returned -7.70% before deducting the maximum 5.00% contingent deferred sales charge. The six month total return for BKB Shares of the Fund was -7.25%. (Please see the charts on page 4 for total returns after deducting the applicable front-end sales charge and on pages 5, 6 and 7 for total returns after deducting the applicable contingent deferred sales charge.)
      These results compare with a total return of -5.25% for the average flexible portfolio fund tracked by Lipper Inc. ("Lipper"). During the same time, the S&P(R) 500 Index, which only tracks the performance of stocks, returned -12.06%.

HELP FROM STRONG BOND, LOWER TECH STOCK WEIGHTINGS
      As in the second and third quarters of 2000, we continued to take profits in many of the Fund's better-performing technology stocks during the fourth quarter. Although the Fund remained overweighted in technology stocks relative to its market benchmark, these trades helped the Fund weather further weakness in the technology sector relatively well. Of additional benefit were continued overweightings in the better-performing drug, biotech, energy, and financial sectors.
      As market losses broadened in the first months of 2001, and more stocks of large growth companies lost ground, we allowed the portion of tech holdings to fall near the tech weighting for the Fund's benchmark. Within the technology sector, we traded stocks of office equipment firms for equipment fabricators that we think have better growth potential. We also sold certain drug stocks and issues of firms from economically sensitive sectors such as basic materials and capital goods. We used the proceeds from these sales to increase holdings in energy stocks, which continued to outperform.
      Throughout the reporting period, we maintained a 40% weighting in fixed income securities, which improved returns as lower interest rates helped bond prices rally. With investors concerned about the impact of economic weakness on the credit quality of bond issuers, we shifted assets from corporate bonds into government securities.

A SHIFT FROM BONDS TO STOCKS
      Now that stock prices have become more attractive, and lower interest rates suggest economic improvement in months to come, we have started taking advantage of new opportunities in the equity sector. Recent purchases include stocks of energy and financial firms, as well as selected investments in office equipment and computer software companies.
      To make these additions, we have used some of the Fund's cash and proceeds from the sale of Treasury bonds, issues of U.S. government agencies, and bonds of consumer finance and banking firms - as well as from sales of stocks with limited growth potential. We plan to reduce the Fund's bond position to 35% of the portfolio as interest rates stabilize and watch for additional opportunities in stocks of financial, consumer cyclical, and health care firms.

PORTFOLIO REVIEWS

GALAXY ASSET ALLOCATION FUND
DISTRIBUTION OF TOTAL NET ASSETS AS OF APRIL 30, 2001

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

COMMON STOCKS                                                  53%
U.S. GOVERNMENT AND AGENCY OBLIGATIONS                         21%
CORPORATE NOTES AND BONDS                                      16%
ASSET-BACKED AND MORTGAGE-BACKED SECURITIES                     4%
COMMERCIAL PAPER                                                4%
FOREIGN BONDS, MUNICIPAL SECURITY,
PREFERRED STOCK & NET OTHER ASSETS AND LIABILITIES              2%

GALAXY ASSET ALLOCATION FUND
GROWTH OF $10,000 INVESTMENT*

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                        Retail B Shares -     Retail B Shares -
                  S&P(R)500      Trust      Retail A    purchased prior to  purchased on or after  Prime A  Prime B   BKB
                    Index        Shares      Shares      January 1, 2001       January 1, 2001     Shares   Shares   Shares
12/30/91           $10,000      $10,000     $ 9,425
10/31/92            10,295       10,285       9,694
10/31/93            11,830       11,558      10,894
10/31/94            12,284       11,335      10,674
10/31/95            15,528       14,019      13,173         $10,000                 $10,000
10/31/96            19,270       16,429      15,403          10,271                  10,271
10/31/97            25,458       19,785      18,519          12,454                  12,454
10/31/98            31,186       22,564      21,083          14,243                  14,144        $ 9,450  $10,000
10/31/99            38,978       24,736      23,093          15,518                  15,418         10,366   10,391
06/19/00            41,931       27,088      25,250          17,020                  16,920         11,348   11,464  $10,000
10/31/00            41,348       27,261      25,398          17,073                  16,973         11,419   11,503   10,096
04/30/01            36,362       25,257      23,505          15,833                  15,734         10,574   10,696    9,364

* SINCE INCEPTION ON 12/30/91 FOR TRUST AND RETAIL A SHARES. SINCE
  INCEPTION ON 3/4/96 FOR RETAIL B SHARES. SINCE INCEPTION ON 11/1/98 FOR PRIME A SHARES AND PRIME B SHARES. SINCE INCEPTION ON 6/19/00 FOR BKB SHARES. PERFORMANCE FIGURES FOR RETAIL A SHARES INCLUDE THE EFFECT OF THE MAXIMUM 5.75% FRONT-END SALES CHARGE. PERFORMANCE FIGURES FOR PRIME A SHARES INCLUDE THE EFFECT OF THE MAXIMUM 5.50% FRONT-END SALES CHARGE. PERFORMANCE FIGURES FOR RETAIL B SHARES PURCHASED PRIOR TO JANUARY 1, 2001 REFLECT THE DEDUCTION OF THE 1.00% CONTINGENT DEFERRED SALES CHARGE (APPLICABLE TO SHARES REDEEMED DURING THE SIXTH YEAR AFTER PURCHASE) AS IF SHARES WERE REDEEMED ON APRIL 30, 2001. PERFORMANCE FIGURES FOR RETAIL B SHARES PURCHASED ON OR AFTER JANUARY 1, 2001 AND PRIME B SHARES REFLECT THE DEDUCTION OF THE 2.00% CONTINGENT DEFERRED SALES CHARGE (APPLICABLE TO SHARES REDEEMED DURING THE SIXTH YEAR AFTER PURCHASE) AND THE 3.00% CONTINGENT DEFERRED SALES CHARGE (APPLICABLE TO SHARES REDEEMED DURING THE THIRD YEAR AFTER PURCHASE), RESPECTIVELY, AS IF SHARES WERE REDEEMED ON APRIL 30, 2001. THE S&P(R) 500 INDEX IS AN UNMANAGED INDEX IN WHICH INVESTORS CANNOT INVEST. RESULTS FOR THE INDEX DO NOT REFLECT THE INVESTMENT MANAGEMENT FEES AND OTHER EXPENSES INCURRED BY THE FUND.

GALAXY EQUITY INCOME FUND
BY ED KLISIEWICZ
PORTFOLIO MANAGER
      With bond yields falling over the six months ended April 30, 2001, and investors seeking stock investments with stable returns, stocks with strong dividends like those emphasized in the Galaxy Equity Income Fund tended to outperform. Of added help was the Fund's focus on high-quality issues from sectors that held up relatively well as stock prices weakened, along with an underweighting in the badly battered technology group.
      For the six months ending April 30, 2001, the Fund's Trust Shares had a total return of -4.35%. Over the same time, Retail A Shares of the Fund had a total return of -4.55% before deducting the maximum 5.75% front-end sales charge. Retail B Shares of the Fund earned a total return of -4.96% before deducting the maximum 5.00% contingent deferred sales charge. (Please see the chart on page 4 for total returns after deducting the applicable front-end sales charge and the charts on pages 5 and 6 for total returns after deducting the applicable contingent deferred sales charge.) Those returns compare to a total return of -1.02% for the average equity income fund tracked by Lipper. Over the same time the S&P(R) 500 Index had a total return of -12.06%.

FOCUS ON STOCKS WITH LESS ECONOMIC SENSITIVITY
      In the final months of 2000, the Fund enjoyed strong returns from overweighted positions in energy, finance, and consumer staples stocks, as well as solid results from holdings in the drug and basic industries groups. These positives, plus an underweighting in technology stocks, helped offset generally disappointing returns from tech stocks the Fund did hold. With investors becoming more concerned about the economic outlook, we focused on stocks from sectors that tend to be less sensitive to changes in the economy, such as utility and consumer staple issues.
      The Fund's energy and financial holdings further benefited returns during the first months

[BEGIN SIDEBAR]
[PHOTO OMITTED - ED KLISIEWICZ]

ED KLISIEWICZ HAS BEEN PORTFOLIO MANAGER OF THE GALAXY EQUITY INCOME FUND SINCE ITS INCEPTION IN DECEMBER OF 1990. HE HAS MANAGED PORTFOLIOS FOR FLEET INVESTMENT ADVISORS INC., AND ITS PREDECESSORS, SINCE 1970.
[END SIDEBAR]

PORTFOLIO REVIEWS

of 2001. An overweighted position in utility stocks and positive contributions from stocks of consumer staples, retail, and basic materials firms also boosted returns. With continued weakness in the technology sector, the Fund again benefited from an underweighting there - while enjoying an outperformance by many individual technology holdings. Feeling that the Fund was well positioned for existing economic and market conditions, we made few changes to the portfolio at this time. For the reporting period as a whole, there was an increase in the weightings for utility, energy, and financial issues and a decrease in the weighting for stocks of capital goods firms.

DIVIDENDS SHOULD REMAIN A DRAW
      In a climate of relatively low bond yields and high stock price volatility, the Fund should continue to benefit from its emphasis on stocks with strong dividends. Believing that stocks with less economic sensitivity will remain in favor for months to come, we plan to maintain the Fund's focus on those issues. Should the prices for technology stocks become more attractive, we may take advantage of selected investment opportunities in that sector. We are also looking for opportunities in oil services firms, which should benefit from continued strength in energy prices.

GALAXY EQUITY INCOME FUND
DISTRIBUTION OF TOTAL NET ASSETS AS OF APRIL 30, 2001

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

FINANCE                                                         19%
CONSUMER STAPLES                                                17%
TECHNOLOGY                                                      14%
ENERGY                                                          12%
CONSUMER CYCLICAL                                               10%
UTILITIES                                                        8%
COMMUNICATIONS                                                   7%
INDUSTRIAL                                                       5%
BASIC MATERIALS                                                  4%
U.S. GOVERNMENT OBLIGATION, REPURCHASE AGREEMENT &
NET OTHER ASSETS AND LIABILITIES                                 4%


GALAXY EQUITY INCOME FUND
GROWTH OF $10,000 INVESTMENT*

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                       Retail B Shares -     Retail B Shares -
         S&P(R)500   Trust   Retail A  purchased prior to  purchased on or after
           Index     Shares  Shares     January 1, 2001       January 1, 2001

12/14/90  $10,000   $10,000  $ 9,425
12/31/91   12,358    11,561   10,896
12/31/92   13,589    12,683   11,954
12/31/93   15,615    14,186   13,371
12/31/94   16,215    14,615   13,764
12/31/95   20,497    17,948   16,823
12/31/96   25,437    21,475   20,021
12/31/97   33,605    26,585   24,681
12/31/98   41,166    30,751   28,441         $10,000              $10,000
12/31/99   52,243    34,010   31,325          10,444               10,444
12/31/00   55,419    37,049   33,973          11,422               11,422
04/30/01   48,736    35,437   32,425          10,977               10,904

* SINCE INCEPTION ON 12/14/90 FOR RETAIL A AND TRUST SHARES. SINCE INCEPTION ON 11/1/98 FOR RETAIL B SHARES. PERFORMANCE FIGURES FOR RETAIL A SHARES INCLUDE THE EFFECT OF THE MAXIMUM 5.75% FRONT-END SALES CHARGE. PERFORMANCE FIGURES FOR RETAIL B SHARES PURCHASED PRIOR TO JANUARY 1, 2001 REFLECT THE DEDUCTION OF THE 3.00% CONTINGENT DEFERRED SALES CHARGE (APPLICABLE TO SHARES REDEEMED DURING THE THIRD YEAR AFTER PURCHASE) AS IF SHARES WERE REDEEMED ON APRIL 30, 2001. PERFORMANCE FIGURES FOR RETAIL B SHARES PURCHASED ON OR AFTER JANUARY 1, 2001 REFLECT THE DEDUCTION OF THE 4.00% CONTINGENT DEFERRED SALES CHARGE (APPLICABLE TO SHARES REDEEMED DURING THE THIRD YEAR AFTER PURCHASE) AS IF SHARES WERE REDEEMED ON APRIL 30, 2001. THE S&P(R) 500 INDEX IS AN UNMANAGED INDEX IN WHICH INVESTORS CANNOT INVEST. RESULTS FOR THE INDEX DO NOT REFLECT INVESTMENT MANAGEMENT FEES AND OTHER EXPENSES INCURRED BY THE FUND.

GALAXY GROWTH AND INCOME FUND
BY GREG MILLER
PORTFOLIO MANAGER
      During the six month reporting period, when investors abandoned growth stocks for value-oriented issues, the Galaxy Growth and Income Fund benefited from its ongoing attention to stocks whose prices are attractive versus the earnings potential of their firms. Of particular help was an underweighting in technology stocks that resulted from this discipline.
      For the six months ended April 30, 2001, the Fund's Trust Shares earned a total return of -2.56%. Over the same time, Retail A Shares of the Fund earned -2.75% before deducting the maximum 5.75% front-end sales charge, and Retail B Shares of the Fund earned -3.15% before deducting the maximum 5.00% contingent deferred sales charge. During the period, Prime A Shares of the Fund earned -2.68% before deducting the maximum 5.50% front-end sales charge and Prime B Shares of the Fund earned -3.00% before deducting the maximum 5.00% contingent deferred sales charge. The total return for BKB Shares of the Fund for the period was -2.54%. (Please see the charts on page 4 for total returns after deducting the applicable front-end sales charge, and on pages 5, 6 and 7 for total returns after deducting the applicable contingent deferred sales charge.)

[BEGIN SIDEBAR]
[PHOTO OMITTED - GREG MILLER]

GREG MILLER HAS MANAGED THE GALAXY GROWTH AND INCOME FUND SINCE JULY OF 1998. HE HAS MANAGED EQUITY PORTFOLIOS SINCE 1988.
[END SIDEBAR]

PORTFOLIO REVIEWS

      Although the Fund underperformed the average multi-cap value fund tracked by Lipper, which earned a total return of 2.37% for the same period, it outperformed the S&P(R) 500 Index, which earned a total return of -12.06%. The Fund typically gives less attention than other multi-cap value portfolios to small- and mid-sized stocks, which outperformed for the period, and had a greater emphasis on value than the more growth-oriented S&P(R) 500 Index.

DIVERSE PORTFOLIO BOOSTS RETURNS
      As investors moved from technology stocks to more reasonably valued areas at the end of 2000, the Fund benefited from an overweighting in the health care sector that emphasized the strongly performing drug group. Along with an underweighting in technology issues, this positioning helped offset an overweighting in energy stocks whose performance tailed off from earlier in the year, as well as disappointing returns from positions in the retail sector. Using proceeds from the sales of energy and health care stocks, we took advantage of selected opportunities in the technology and financial sectors to upgrade holdings elsewhere in the portfolio.
      With value-oriented stocks still in favor during the first months of 2001, the underweighting in tech stocks continued to benefit Fund returns. Of added help was an outperformance by many of the Fund's technology positions. A modest overweighting and positive stock selection in the consumer cyclical sector, along with good selection in the health care and financial groups, further improved the Fund's performance. At the end of the period, as investors anticipated an economic rebound, the Fund also benefited from good results by holdings in the capital goods and basic materials groups. We continued to add technology and financial positions with attractive prices during this time using profits from the sale of health care issues and other stocks that had outperformed.

A SMALLER GAP BETWEEN GROWTH AND VALUE
      Having far outpaced growth stocks in recent months, value-oriented issues may take a breather in months to come. With smaller discrepancies between the growth and value sectors going forward, investors will have to be more selective in their choice of value stocks. We believe that many opportunities may come from further weakness in the technology sector. Financial stocks also look promising at a time of low interest rates and a potential economic bottoming.

GALAXY GROWTH AND INCOME FUND
DISTRIBUTION OF TOTAL NET ASSETS AS OF APRIL 30, 2001

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

CONSUMER STAPLES                                        21%
FINANCE                                                 17%
TECHNOLOGY                                              14%
CONSUMER CYCLICAL                                       12%
INDUSTRIAL                                              11%
ENERGY                                                  11%
COMMUNICATIONS                                           7%
OTHER COMMON STOCKS, REPURCHASE AGREEMENT &
NET OTHER ASSETS AND LIABILITIES                         7%

GALAXY GROWTH AND INCOME FUND
GROWTH OF $10,000 INVESTMENT*

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                        Retail B Shares -     Retail B Shares -
                  S&P(R)500      Trust      Retail A    purchased prior to  purchased on or after  Prime A  Prime B   BKB
                    Index        Shares      Shares      January 1, 2001       January 1, 2001     Shares   Shares   Shares
12/14/92           $10,000      $10,000     $ 9,425
10/31/93            10,890       10,880      10,240
10/31/94            11,548       11,908      11,173
10/31/95            14,601       14,147      13,242         $10,000               $10,000
10/31/96            18,120       17,085      15,924          10,183                10,183
10/31/97            23,938       22,284      20,718          13,393                13,393
10/31/98            29,324       24,535      22,774          14,747                14,647          $10,000  $10,000
10/31/99            36,669       28,180      26,089          16,812                16,712           10,847   10,898
06/19/00            38,966       29,631      27,392          17,679                17,578           11,398   11,514  $10,000
10/31/00            38,898       30,822      28,452          18,341                18,241           11,853   11,953   10,243
04/30/01            34,206       30,034      27,670          17,857                17,757           11,535   11,689    9,983

*SINCE INCEPTION ON 12/14/92 FOR TRUST SHARES AND 2/12/93 FOR RETAIL A SHARES.
 SINCE INCEPTION ON 3/4/96 FOR RETAIL B SHARES. SINCE INCEPTION ON 11/1/98 FOR PRIME A SHARES AND PRIME B SHARES. SINCE INCEPTION ON 6/19/00 FOR BKB SHARES. PERFORMANCE FIGURES FOR RETAIL A SHARES INCLUDE THE EFFECT OF THE MAXIMUM 5.75% FRONT-END SALES CHARGE. PERFORMANCE FIGURES FOR PRIME A SHARES INCLUDE THE EFFECT OF THE MAXIMUM 5.50% FRONT-END SALES CHARGE. PERFORMANCE FIGURES FOR RETAIL B SHARES PURCHASED PRIOR TO JANUARY 1, 2001 REFLECT THE DEDUCTION OF THE 1.00% CONTINGENT DEFERRED SALES CHARGE (APPLICABLE TO SHARES REDEEMED DURING THE SIXTH YEAR AFTER PURCHASE) AS IF SHARES WERE REDEEMED ON APRIL 30, 2001. PERFORMANCE FIGURES FOR RETAIL B SHARES PURCHASED ON OR AFTER JANUARY 1, 2001 AND PRIME B SHARES REFLECT THE DEDUCTION OF THE 2.00% CONTINGENT DEFERRED SALES CHARGE (APPLICABLE TO SHARES REDEEMED DURING THE SIXTH YEAR AFTER PURCHASE) AND THE 3.00% CONTINGENT DEFERRED SALES CHARGE (APPLICABLE TO SHARES REDEEMED DURING THE THIRD YEAR AFTER PURCHASE), RESPECTIVELY, AS IF SHARES WERE REDEEMED ON APRIL 30, 2001. THE S&P(R) 500 INDEX IS AN UNMANAGED INDEX IN WHICH INVESTORS CANNOT INVEST. RESULTS FOR THE INDEX DO NOT REFLECT THE INVESTMENT MANAGEMENT FEES AND OTHER EXPENSES INCURRED BY THE FUND.

PORTFOLIO REVIEWS

[BEGIN SIDEBAR]
[PHOTO OMITTED - PETER B. HATHAWAY]

PETER HATHAWAY HAS MANAGED THE GALAXY STRATEGIC EQUITY FUND SINCE ITS INCEPTION IN MARCH OF 1998. HE HAS WORKED FOR FLEET INVESTMENT ADVISORS INC., AND ITS PREDECESSORS, SINCE 1965 AND HAS MANAGED INVESTMENTS SINCE 1974.
[END SIDEBAR]

GALAXY STRATEGIC EQUITY FUND
BY PETER B. HATHAWAY, CFA
PORTFOLIO MANAGER
      In the difficult market environment of the six months ending April 30, 2001, the Galaxy Strategic Equity Fund benefited from its ongoing attention to stocks whose prices are reasonable in relation to their earnings and growth potential. This strategy helped the Fund earn outstanding returns that outpaced those for its market benchmark and other funds with similar investment objectives.
      Over the six months ended April 30, 2001, the Fund's Trust Shares earned a total return of 13.89%. For the same period, Retail A Shares of the Fund returned 13.65%, before deducting the maximum 5.75% front-end sales charge, and Retail B Shares of the Fund returned 13.13% before deducting the maximum 5.00% contingent deferred sales charge. (Please see the charts on page 4 for total returns after deducting the applicable front-end sales charge and on pages 5 and 6 for total returns after deducting the applicable contingent deferred sales charge.)
      Over the same time, the average multi-cap core fund tracked by Lipper earned a total return of -10.87% and the S&P(R) 500 Index returned -12.06%.

INVESTMENT BASICS REGAIN FAVOR WITH INVESTORS
      With substantial near-term uncertainty over where stock prices would head, investors refocused their attention in recent months on investment basics and company valuations. Per our ongoing investment process, we concentrated the Fund's portfolio on stocks with the potential for above-average returns based on company fundamentals. In addition to price, this process focuses on company earnings estimates for the next 12 to 18 months and historical valuation comparisons. We believe that such a time horizon provides a realistic period for assessing companies and industries while taking advantage of Wall Street's quest for quarter-by-quarter results. Our sensitivity to price gives the process its bias toward value-oriented stocks.
      As investors diversified their holdings away from a narrow group of highly priced stocks of larger firms, the Fund benefited from its emphasis on reasonably valued mid-cap issues. Of particular help was an overweighting in consumer cyclical stocks that we established at the start of the reporting period.
      The subsequent decline in stock prices created a different set of return opportunities for the Fund. The market correction has brought the valuations of top-tier companies closer to those for second-tier firms. With industry leaders trading at reasonable valuations for the first time in many years, we were able to take positions in top-tier firms that offer growth at reasonable prices. After a large price decline in the technology sector discounted the near-term earnings uncertainty, we increased this sector of the Fund's portfolio.

VALUE SHOULD REMAIN IMPORTANT
      Given the premiums for established growth companies, today's stock valuations prove that price does matter. Although much of the price disparity between the growth and value sectors of the market has now been closed, we believe many value opportunities remain that should prove attractive to investors while the economic outlook remains cloudy. Our insistence on growth at a reasonable price and our bias toward value should thus continue to provide competitive returns for Fund shareholders in months to come.

PORTFOLIO REVIEWS

GALAXY STRATEGIC EQUITY FUND
DISTRIBUTION OF TOTAL NET ASSETS AS OF APRIL 30, 2001

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

TECHNOLOGY                             21%
CONSUMER STAPLES                       16%
FINANCE                                15%
CONSUMER CYCLICAL                      11%
ENERGY                                  9%
INDUSTRIAL                              9%
REPURCHASE AGREEMENT & NET
OTHER ASSETS AND LIABILITIES            8%
COMMUNICATIONS                          7%
BASIC MATERIALS                         3%
UTILITIES                               1%

GALAXY STRATEGIC EQUITY FUND
GROWTH OF $10,000 INVESTMENT*

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                       Retail B Shares -     Retail B Shares -
         S&P(R)500   Trust   Retail A  purchased prior to  purchased on or after
           Index     Shares  Shares     January 1, 2001       January 1, 2001

03/04/98  $10,000   $10,000  $ 9,425       $10,000                $10,000
04/30/98   10,619    10,201    9,585         9,701                  9,701
10/31/98   10,577     9,667    9,071         9,157                  9,157
04/30/99   12,937    11,422   10,699        10,926                 10,926
10/31/99   13,291    10,019    9,366         9,486                  9,486
04/30/00   14,245    11,305   10,548        10,806                 10,709
10/31/00   14,099    12,192   11,341        11,589                 11,489
04/30/01   12,400    13,885   12,889        13,150                 13,050

*SINCE INCEPTION ON 3/4/98 FOR TRUST, RETAIL A AND RETAIL B SHARES. PERFORMANCE
 FIGURES FOR RETAIL A SHARES INCLUDE THE EFFECT OF THE MAXIMUM 5.75% FRONT-END SALES CHARGE. PERFORMANCE FIGURES FOR RETAIL B SHARES PURCHASED PRIOR TO JANUARY 1, 2001 REFLECT THE DEDUCTION OF THE 3.00% CONTINGENT DEFERRED SALES CHARGE (APPLICABLE TO SHARES REDEEMED DURING THE FOURTH YEAR AFTER PURCHASE) AS IF SHARES WERE REDEEMED ON APRIL 30, 2001. PERFORMANCE FIGURES FOR RETAIL B SHARES PURCHASED ON OR AFTER JANUARY 1, 2001 REFLECT THE DEDUCTION OF THE 4.00% CONTINGENT DEFERRED SALES CHARGE (APPLICABLE TO SHARES REDEEMED DURING THE FOURTH YEAR AFTER PURCHASE) AS IF SHARES WERE REDEEMED ON APRIL 30, 2001. THE S&P(R) 500 INDEX IS AN UNMANAGED INDEX IN WHICH INVESTORS CANNOT INVEST. RESULTS FOR THE INDEX DO NOT REFLECT THE INVESTMENT MANAGEMENT FEES AND OTHER EXPENSES INCURRED BY THE FUND.


GALAXY EQUITY VALUE FUND
BY G. JAY EVANS, CFA
PORTFOLIO MANAGER
      Over the six months ending April 30, 2001, the stock market and economy suffered from the effect of sharp increases in energy costs - as well as the maturing in demand for high-tech products. As the economy slowed, investor confidence was shaken by the surprising steepness of earnings estimates cuts and a lack of visibility for earnings forecasts by corporate management. This environment hurt the performance of high-expectation growth stocks and shifted interest to less vulnerable, lower-priced value issues. Growth funds performed poorly and value-styled funds such as Galaxy Equity Value Fund delivered strong relative returns.
      For the six months ended April 30, 2001, Trust Shares of the Fund earned a total return of 4.05% and Retail A Shares returned 3.88% before deducting the maximum 5.75% front-end sales charge. Retail B Shares of the Fund earned a total return of 3.49% before deducting the 5.00% maximum contingent deferred sales charge. (Please see the charts on page 4 for total returns after deducting the front-end sales charge and on pages 5 and 6 for returns after deduction of the contingent deferred sales charge.)These results were in line with those for the average multi-cap value fund tracked by Lipper, which earned a total return of 2.37% for the reporting period and far outpaced those for the S&P(R) 500 Index, which earned a total return of -12.06%.

STRONG RELATIVE RETURNS
      During the sharp market sell-off of the six months ending April 30, 2001, stocks with defensive characteristics - such as high yields, earnings stability, and low price-earnings ratios - performed relatively well. In the final months of 2000, as oil and gas prices moved higher and economists projected lower short-term interest rates that would boost profits for many financial institutions, the Galaxy Equity Value Fund benefited from its emphasis on and selectivity in the energy and financial sectors. As the new year began, and the Fed convinced investors that the economic slowdown would last just a few months, the Fund enjoyed strong performance from its over-sold specialty retail holdings. The Fund also benefited from its value-oriented positions within the volatile technology sector.
      In February of 2001, we defended the Fund's gains in technology by taking profits and shifting into new utility and health care positions. Near the end of March, we took advantage of opportunities that resulted from the market's sell-off and rebuilt certain technology positions using some of the Fund's cash reserves. Many of these purchases enhanced the Fund's total returns in April, as another interest rate cut by the Fed fueled a market rally.

[BEGIN SIDEBAR]
[PHOTO OMITTED - G. JAY EVANS]

G. JAY EVANS HAS MANAGED THE GALAXY EQUITY VALUE FUND SINCE APRIL OF 1993. HE HAS MANAGED VALUE-ORIENTED PORTFOLIOS FOR FLEET INVESTMENT ADVISORS INC., AND ITS PREDECESSORS, SINCE 1978.
[END SIDEBAR]

PORTFOLIO REVIEWS

OUTLOOK FOR VALUE
      Missed from the headlines of the market's decline during the reporting period was the potential for economic recovery built on a mounting flood of monetary liquidity. Interest rates have come down at an unprecedented rate, dollars have been pumped into circulation, Congress has moved on tax relief, and lower energy prices seem probable as inventories have been replenished. This building bulge of economic stimulation should first move the stock market ahead and then the economy in months to come.
      During periods of economic stimulation, the value style of investing has generally performed well. That should be the case in the months ahead, as investors shift their attention to improved prospects for a sustained recovery. As this happens, an emphasis on quality-of-earnings fundamentals will likely replace the story-stock mentality of recent years. With the continued transition to a more value-oriented market, the Galaxy Equity Value Fund should benefit from its bargain-hunting valuation disciplines and the dedicated efforts of its research team.

GALAXY EQUITY VALUE FUND
DISTRIBUTION OF TOTAL NET ASSETS AS OF APRIL 30, 2001

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

FINANCE                                 24%
CONSUMER CYCLICAL                       15%
CONSUMER STAPLES                        14%
ENERGY                                  13%
TECHNOLOGY                              13%
INDUSTRIAL                              10%
REPURCHASE AGREEMENT & NET
OTHER ASSETS AND LIABILITIES             4%
COMMUNICATIONS                           3%
UTILITIES                                3%
BASIC MATERIALS                          1%

GALAXY EQUITY VALUE FUND
GROWTH OF $10,000 INVESTMENT*

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                       Retail B Shares -     Retail B Shares -
         S&P(R)500   Trust   Retail A  purchased prior to  purchased on or after
           Index     Shares  Shares     January 1, 2001       January 1, 2001

09/01/88  $10,000   $10,000  $ 9,425
10/31/88   10,731    10,410    9,812
10/31/89   13,552    11,887   11,023
10/31/90   12,537    10,766   10,147
10/31/91   16,737    14,045   13,237
10/31/92   18,404    14,839   13,986
10/31/93   21,148    17,982   16,949
10/31/94   21,960    18,889   17,791
10/31/95   27,760    22,915   21,493       $10,000                $10,000
10/31/96   34,450    27,968   26,111        10,380                 10,380
10/31/97   45,512    36,321   33,809        13,592                 13,592
10/31/98   55,752    43,453   37,149        14,962                 14,862
10/31/99   69,669    46,074   42,585        17,069                 16,969
10/31/00   73,905    49,861   45,919        18,407                 18,307
04/30/01   64,991    51,878   47,700        19,161                 19,066

*SINCE INCEPTION ON 9/1/88 FOR TRUST AND RETAIL A SHARES. SINCE INCEPTION ON
 3/4/96 FOR RETAIL B SHARES. PERFORMANCE FIGURES FOR RETAIL A SHARES INCLUDE THE EFFECT OF THE MAXIMUM 5.75% FRONT-END SALES CHARGE. PERFORMANCE FIGURES FOR RETAIL B SHARES PURCHASED PRIOR TO JANUARY 1, 2001 REFLECT THE DEDUCTION OF THE 1.00% CONTINGENT DEFERRED SALES CHARGE (APPLICABLE TO SHARES REDEEMED DURING THE SIXTH YEAR AFTER PURCHASE) AS IF SHARES WERE REDEEMED ON APRIL 30, 2001. PERFORMANCE FIGURES FOR RETAIL B SHARES PURCHASED ON OR AFTER JANUARY 1, 2001 REFLECT THE DEDUCTION OF THE 2.00% CONTINGENT DEFERRED SALES CHARGE (APPLICABLE TO SHARES REDEEMED DURING THE SIXTH YEAR AFTER PURCHASE) AS IF SHARES WERE REDEEMED ON APRIL 30, 2001. THE S&P(R) 500 INDEX IS AN UNMANAGED INDEX IN WHICH INVESTORS CANNOT INVEST. RESULTS FOR THE INDEX DO NOT REFLECT THE INVESTMENT MANAGEMENT FEES AND OTHER EXPENSES INCURRED BY THE FUND.

GALAXY EQUITY GROWTH FUND
BY BOB ARMKNECHT
PORTFOLIO MANAGER
      As the market recognized that larger growth firms' prices far exceeded their earnings potential, the Galaxy Equity Growth Fund benefited from a diversified portfolio of high-quality stocks with more reasonable valuations. Under this strategy, we reduced holdings in the poorly performing technology sector, enjoyed strong stock selection in several areas, and took advantage of new investment opportunities that weaker prices created.
      For the six months ended April 30, 2001, the Fund's Trust Shares earned a total return of -15.30%. Over the same time, Retail A Shares of the Fund earned -15.45% before deducting the 5.75% maximum front-end sales charge, and Retail B Shares of the Fund earned -15.84% before deducting the 5.00% maximum contingent deferred sales charge. Prime A Shares of the Fund earned -15.39% before deducting the maximum 5.50% front-end sales charge, and the Fund's Prime B Shares earned a total return of -15.71% before deducting the 5.00% maximum contingent deferred sales. (Please see the charts on page 4 for total returns after deducting the applicable front-end sales charge and on pages 5, 6 and 7 for total returns after deducting the applicable contingent deferred sales charge.)
      Over the same period, the average total return for large-cap core funds tracked by Lipper was -12.80% and the S&P(R) 500 Index earned a total return of -12.06%.

[BEGIN SIDEBAR]
[PHOTO OMITTED - BOB ARMKNECHT]

BOB ARMKNECHT HAS BEEN MANAGING THE GALAXY EQUITY GROWTH FUND SINCE ITS INCEPTION IN DECEMBER OF 1990. HE HAS MANAGED EQUITY PORTFOLIOS FOR FLEET INVESTMENT ADVISORS INC., AND ITS PREDECESSORS, SINCE 1988.
[END SIDEBAR]

PORTFOLIO REVIEWS

MAKING THE MOST OF A WEAK MARKET
      When investors abandoned the technology sector and other growth areas at the end of 2000, the Fund benefited from reduced holdings in technology stocks and overweighted positions with good stock selection in the better-performing energy and health care groups. Strong selection in the consumer staples sector also improved returns. With the proceeds from sales of technology stocks, we added investments in the capital goods area, which we expect to outperform as the economy rebounds.
      With the broadening of market weakness to additional growth sectors in the first months of 2001, the Fund's returns were diminished by investments in several areas that had previously performed well but were eventually unable to resist the overall downward pressure on growth stock prices. Still confident in our investment strategy, we used the market weakness to increase many positions
- including issues of consumer and financial stocks. For much of this time, we continued to reduce holdings in the technology sector, while also repositioning investments there for improved performance going forward.

DIVERSIFICATION REMAINS KEY THEME
      It appears that much of the overvaluation in large-company stocks has now been diminished. Going forward, returns for the sector should be closely tied to the sensitivity of individual firms to changes in the economy. As the economy rebounds, "cyclical" stocks with greater economic sensitivity, such as basic materials and capital goods, are likely to outperform non-cyclical issues like consumer staples and pure growth stocks.
      With many technology stocks taking on the characteristics of "cyclical" issues, we have started to add selectively to our holdings in that sector. The Fund should also benefit in coming months as lower interest rates boost returns for its financial positions. By maintaining a well-diversified portfolio of reasonably priced stocks, we hope to make the most of market changes.

GALAXY EQUITY GROWTH FUND
DISTRIBUTION OF TOTAL NET ASSETS AS OF APRIL 30, 2001

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

CONSUMER STAPLES                        23%
FINANCE                                 16%
INDUSTRIAL                              15%
TECHNOLOGY                              14%
ENERGY                                  10%
COMMUNICATIONS                           8%
CONSUMER CYCLICAL                        7%
REPURCHASE AGREEMENT & NET
OTHER ASSETS AND LIABILITIES             4%
OTHER COMMON STOCKS                      3%

GALAXY EQUITY GROWTH FUND
GROWTH OF $10,000 INVESTMENT*

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                        Retail B Shares -     Retail B Shares -
                  S&P(R)500      Trust      Retail A    purchased prior to  purchased on or after  Prime A  Prime B
                    Index        Shares      Shares      January 1, 2001       January 1, 2001     Shares   Shares
12/14/90           $10,000      $10,000     $ 9,425
10/30/91            12,358       12,139      11,441
10/30/92            13,589       13,244      12,482
10/30/93            15,615       14,380      13,554
10/30/94            16,215       15,070      14,194
10/30/95            20,497       18,849      17,677         $10,000               $10,000
10/30/96            23,319       22,813      21,303          10,295                10,295
10/30/97            30,807       30,151      28,036          13,717                13,717
10/30/98            37,739       34,726      32,166          15,790                15,690          $10,000  $10,000
10/30/99            52,243       44,475      41,029          20,075                19,975           12,028   12,179
10/30/00            55,419       52,759      48,490          23,698                23,598           14,236   14,496
04/30/01            48,736       44,690      40,998          20,013                19,913           12,046   12,266

*SINCE INCEPTION ON 12/14/90 FOR TRUST AND RETAIL A SHARES. SINCE INCEPTION ON
 3/4/96 FOR RETAIL B SHARES. SINCE INCEPTION ON 11/1/98 FOR PRIME A SHARES AND PRIME B SHARES. PERFORMANCE FIGURES FOR RETAIL A SHARES INCLUDE THE EFFECT OF THE MAXIMUM 5.75% FRONT-END SALES CHARGE. PERFORMANCE FIGURES FOR PRIME A SHARES INCLUDE THE EFFECT OF THE MAXIMUM 5.50% FRONT-END SALES CHARGE. PERFORMANCE FIGURES FOR RETAIL B SHARES PURCHASED PRIOR TO JANUARY 1, 2001 REFLECT THE DEDUCTION OF THE 1.00% CONTINGENT DEFERRED SALES CHARGE (APPLICABLE TO SHARES REDEEMED DURING THE SIXTH YEAR AFTER PURCHASE) AS IF SHARES WERE REDEEMED ON APRIL 30, 2001. PERFORMANCE FIGURES FOR RETAIL B SHARES PURCHASED ON OR AFTER JANUARY 1, 2001 AND PRIME B SHARES REFLECT THE DEDUCTION OF THE 2.00% CONTINGENT DEFERRED SALES CHARGE (APPLICABLE TO SHARES REDEEMED DURING THE SIXTH YEAR AFTER PURCHASE) AND THE 3.00% CONTINGENT DEFERRED SALES CHARGE (APPLICABLE TO SHARES REDEEMED DURING THE THIRD YEAR AFTER PURCHASE), RESPECTIVELY, AS IF SHARES WERE REDEEMED ON APRIL 30, 2001. THE S&P(R) 500 INDEX IS AN UNMANAGED INDEX IN WHICH INVESTORS CANNOT INVEST. RESULTS FOR THE INDEX DO NOT REFLECT THE INVESTMENT MANAGEMENT FEES AND OTHER EXPENSES INCURRED BY THE FUND.

PORTFOLIO REVIEWS
[PHOTO OMITTED - EUGENE D. TAKACH]

EUGENE D. TAKACH, WHO HAS OVER 30 YEARS OF EXPERIENCE IN INVESTMENT MANAGEMENT, RESEARCH ANALYSIS AND SECURITIES TRADING, HAS BEEN A PORTFOLIO MANAGER WITH FLEET INVESTMENT ADVISORS INC., AND ITS PREDECESSORS, SINCE 1971.

[PHOTO OMITTED - THEODORE E. OBER]

THEODORE E. OBER, WHO HAS OVER 14 YEARS OF EXPERIENCE IN INVESTMENT MANAGEMENT AND RESEARCH ANALYSIS, HAS BEEN A RESEARCH ANALYST, FUND MANAGER AND SENIOR FUND MANAGER WITH FLEET INVESTMENT ADVISORS INC., AND ITS PREDECESSORS, SINCE 1987

MR. TAKACH AND MR. OBER HAVE CO-MANAGED THE FUND SINCE IT BEGAN OPERATIONS IN 1996.
[END SIDEBAR]

GALAXY GROWTH FUND II
BY GENE TAKACH AND TED OBER
PORTFOLIO MANAGERS
      The Galaxy Growth Fund II emphasizes holdings in growth companies with small- to medium-sized market capitalizations. During the six months ended April 30, 2001, investors continued to favor these sectors, with a primary focus on value stocks. While the shift among investors from large to small and medium capitalization stocks benefited the Fund, the shift from growth to value stocks hurt performance. During the sharp market decline in February and March 2001, growth stocks and the technology sector were the hardest hit. The Fund reduced technology positions during the reporting period, but its weighting remained higher than the Russell 2000, which caused the Fund to lag in relative performance. However, the Fund outperformed the Russell Mid-Cap Growth Index and, off of March lows, performed strongly during April 2001.
      For the six months ended April 30, 2001, the Fund's Trust Shares earned a total return of -20.96%. Over the same time, Retail A Shares of the Fund earned -21.10% before deducting the 5.75% maximum front-end sales charge, and Retail B Shares of the Fund earned -21.35% before deducting the 5.00% maximum contingent deferred sales charge. During the reporting period, BKB Shares of the Fund earned a total return of -21.05%. (Please see the charts on page 4 for total returns after deducting the front-end sales charge and on pages 5 and 6 for total returns after deducting the contingent deferred sales charge.)
      Over the same period, the average total return for mid-cap growth funds tracked by Lipper was -23.61%. The Russell 2000, which is composed of both growth and value stocks, earned a total return of -1.77% and the Russell Mid-Cap Growth Index, which more closely reflects the composition of the Fund, earned a total return of -27.99.

HELP FROM ENERGY, HEALTH,
AND CAPITAL GOODS STOCKS
      We began to take profits in our technology holdings in February of 2000, before the six-month reporting period began. With the proceeds from these sales, we increased the Fund's positions in energy and health care firms. Both of these areas provided the Fund with good relative returns during the period - especially the energy sector. In addition, the Fund's holdings in the capital goods area advanced on hopes that economic growth will soon rebound.
      Once stocks showed signs of bottoming in April 2001, we took advantage of the attractive prices of technology stocks to add selectively to that sector. Many of these purchases were issues of storage and networking firms that have strong long-term potential but fell out of favor in the overall tech decline.

FOCUS TO REMAIN ON INDUSTRY LEADERS
      We believe that the small- and mid-cap sectors offer good value for investors. Going forward, the Fund should continue to benefit from its emphasis on leading companies with strong management and good balance sheets that are likely to hold up well in an uncertain economy. Such a focus should be especially important, as investors remain highly selective in their holdings.
      As before, we will use near-term periods of market weakness to take advantage of new investment opportunities. We expect many of these to come from the technology area, which continues to hold the potential for strong growth over time.

PORTFOLIO REVIEWS

GALAXY GROWTH FUND II
DISTRIBUTION OF TOTAL NET ASSETS AS OF APRIL 30, 2001

CONSUMER CYCLICAL                               28%
ENERGY                                          15%
REPURCHASE AGREEMENT, PREFERRED STOCK &
NET OTHER ASSETS AND LIABILITIES                14%
TECHNOLOGY                                      13%
CONSUMER STAPLES                                11%
INDUSTRIAL                                      10%
COMMUNICATIONS                                   6%
FINANCE                                          3%

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GALAXY GROWTH FUND II
GROWTH OF $10,000 INVESTMENT*

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                      Russell                                 Retail B Shares -     Retail B Shares -
           Russell    Mid-Cap      Trust     BKB    Retail A  purchased prior to  purchased on or after
            2000    Growth Index   Shares   Shares   Shares    January 1, 2001       January 1, 2001
03/28/96  $10,000     $10,000     $10,000  $10,000
10/31/96   10,373      10,601      11,328   11,328
10/31/97   13,416      13,210      13,625   13,625
10/31/98   11,827      13,531      11,405   11,405
10/31/99   14,397      18,627      16,931   16,931
06/26/00   16,513      27,046      23,272   23,272   $ 9,425      $10,000               $10,000
10/31/00   15,950      25,831      25,566   25,548    10,266       10,376                10,376
04/30/01   15,668      18,601      20,209   20,172     8,100        8,170                 8,170

*SINCE INCEPTION ON 3/28/96 FOR TRUST AND BKB SHARES. SINCE INCEPTION ON
 6/26/00 FOR RETAIL A AND RETAIL B SHARES. PERFORMANCE FIGURES FOR RETAIL A SHARES INCLUDE THE EFFECT OF THE MAXIMUM 5.75% FRONT-END SALES CHARGE. PERFORMANCE FIGURES FOR RETAIL B SHARES PURCHASED PRIOR TO JANUARY 1, 2001 REFLECT THE DEDUCTION OF THE 5.00% CONTINGENT DEFERRED SALES CHARGE (APPLICABLE TO SHARES REDEEMED DURING THE FIRST YEAR AFTER PURCHASE) AS IF SHARES WERE REDEEMED ON APRIL 30, 2001. PERFORMANCE FIGURES FOR RETAIL B SHARES PURCHASED ON OR AFTER JANUARY 1, 2001 REFLECT THE DEDUCTION OF THE 5.00% CONTINGENT DEFERRED SALES CHARGE (APPLICABLE TO SHARES REDEEMED DURING THE FIRST YEAR AFTER PURCHASE) AS IF SHARES WERE REDEEMED ON APRIL 30, 2001. THE RUSSELL 2000 AND THE RUSSELL MID-CAP GROWTH INDEX ARE UNMANAGED INDICES IN WHICH INVESTORS CANNOT INVEST. RESULTS FOR THE INDICES DO NOT REFLECT THE INVESTMENT MANAGEMENT FEES AND OTHER EXPENSES INCURRED BY THE FUND.

[BEGIN SIDEBAR]
[PHOTO OMITTED - PETER LARSON]

PETER LARSON HAS MANAGED THE GALAXY SMALL CAP VALUE FUND SINCE 1993. HE HAS MANAGED SMALL COMPANY PORTFOLIOS FOR FLEET INVESTMENT ADVISORS INC., AND ITS PREDECESSORS, SINCE 1981.
[END SIDEBAR]

GALAXY SMALL CAP VALUE FUND
BY PETER LARSON
PORTFOLIO MANAGER
      In addition to its focus on the small-cap and value sectors, which outperformed in the six months ended April 30, 2001, the Galaxy Small Cap Value Fund benefited from overweightings and purchases in many better-performing industry sectors. The Fund benefited also by reducing its weighting in the underperforming technology sector.
      With this portfolio structure, the Fund's Trust Shares earned a total return of 14.54% over the six months ended April 30, 2001. For the same period, Retail A Shares of the Fund earned 14.19% before deducting the maximum 5.75% front-end sales charge, and Retail B Shares of the Fund earned 13.76% before deducting the maximum 5.00% contingent deferred sales charge. Prime A Shares of the Fund earned a total return of 14.38% before deducting the maximum 5.50% front-end sales charge, and Prime B Shares of the Fund earned a total return of 13.85% before deducting the maximum 5.00% contingent deferred sales charge. (Please see the charts on page 4 for total returns after deducting the applicable front-end sales charge, and the charts on pages 5, 6 and 7 for total returns after deducting the applicable contingent deferred sales charge.)
      These total returns compare to 13.10% earned for the period by the average small-cap value fund tracked by Lipper. The Russell 2000, which represents small-cap growth-oriented stocks, earned a total return of -1.77% during this time.

PORTFOLIO STRATEGY
      As investors continued the shift into small-cap value stocks at the end of 2000, the Fund benefited from an overweighting in the better-performing energy sector and from additions in other areas that outperformed, such as utilities and restaurants. We further enhanced returns through holdings in stocks with attractive dividends, which outperformed as investors favored issues with more stable returns.
      The Fund's individual stock selections were also helpful, particularly in the consumer staples, health care, and technology sectors. As the year 2000 came to a close, the Fund took advantage of the opportunity to purchase stocks in companies that came under year-end pressure as many investors sold to take tax losses.

PORTFOLIO REVIEWS

      In the early months of 2001, the Fund benefited as large holdings in Bindley-Western and Morrison's Management were acquired by larger companies. The Fund also added positions in beaten down technology stocks in early 2001. A significant bounce in the prices of these stocks enhanced the Fund's total returns. The Fund's holdings in the restaurant group continued to be strong performers during the reporting period. In addition, we used strong cash flows during this time to add to individual issues we felt were particularly attractive.

NEW OPPORTUNITIES
      We will continue to look for buying opportunities in the months ahead. Because the small-cap value sector has performed relatively strong in recent months, we expect those opportunities to arise on a stock-by-stock basis. As a group, however, cyclical stocks may prove particularly appealing as the economy starts to rebound. To provide the resources for these purchases, we may start to reduce investments in energy, utility, and real estate investment trusts with strong dividends once it appears that the recent market weakness is largely behind us.

GALAXY SMALL CAP VALUE FUND
DISTRIBUTION OF TOTAL NET ASSETS AS OF APRIL 30, 2001

INDUSTRIAL                                      19%
CONSUMER STAPLES                                17%
FINANCE                                         14%
ENERGY                                          11%
CONSUMER CYCLICAL                               11%
CORPORATE BOND, REPURCHASE AGREEMENT &
NET OTHER ASSETS AND LIABILITIES                10%
TECHNOLOGY                                       7%
OTHER COMMON STOCKS                              6%
UTILITIES                                        5%

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GALAXY SMALL CAP VALUE FUND
GROWTH OF $10,000 INVESTMENT*

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                   Retail B Shares -     Retail B Shares -
                Russell     Trust      Retail A    purchased prior to  purchased on or after  Prime A    Prime B
                 2000       Shares      Shares      January 1, 2001       January 1, 2001     Shares     Shares
12/14/92         $10,000   $10,000     $ 9,425
10/31/93          10,890    11,212      10,566
10/31/94          11,548    11,420      10,739
10/31/95          14,601    13,878      13,023
10/31/96          16,612    17,378      16,249
10/31/97          17,299    25,038      23,330
10/31/98          24,634    22,001      20,410         $10,000               $10,000          $10,000   $10,000
10/31/99          22,152    23,325      21,570          10,004                10,004            9,998    10,018
10/31/00          26,009    28,601      26,307          12,288                12,288           12,224    12,348
04/30/01          25,548    32,759      30,041          14,134                14,034           13,981    14,213

*SINCE INCEPTION ON 12/14/92 FOR TRUST SHARES. SINCE INCEPTION ON 2/12/93
 FOR RETAIL A SHARES. SINCE INCEPTION ON 11/1/98 FOR RETAIL B, PRIME A AND PRIME B SHARES. PERFORMANCE FIGURES FOR RETAIL A SHARES INCLUDE THE EFFECT OF THE MAXIMUM 5.75% FRONT-END SALES CHARGE. PERFORMANCE FIGURES FOR PRIME A SHARES INCLUDE THE EFFECT OF THE MAXIMUM 5.50% FRONT-END SALES CHARGE. PERFORMANCE FIGURES FOR RETAIL B SHARES PURCHASED PRIOR TO JANUARY 1, 2001 REFLECT THE DEDUCTION OF THE 3.00% CONTINGENT DEFERRED SALES CHARGE (APPLICABLE TO SHARES REDEEMED DURING THE THIRD YEAR AFTER PURCHASE) AS IF SHARES WERE REDEEMED ON APRIL 30, 2001. PERFORMANCE FIGURES FOR RETAIL B SHARES PURCHASED ON OR AFTER JANUARY 1, 2001 AND PRIME B SHARES REFLECT THE DEDUCTION OF THE 4.00% AND 3.00% CONTINGENT DEFERRED SALES CHARGE (APPLICABLE TO SHARES REDEEMED DURING THE THIRD YEAR AFTER PURCHASE), RESPECTIVELY, AS IF SHARES WERE REDEEMED ON APRIL 30, 2001. THE RUSSELL 2000 IS AN UNMANAGED INDEX IN WHICH INVESTORS CANNOT INVEST. RESULTS FOR THE INDEX DO NOT REFLECT THE INVESTMENT MANAGEMENT FEES AND OTHER EXPENSES INCURRED BY THE FUND.

PORTFOLIO REVIEWS

[BEGIN SIDEBAR]
[PHOTO OMITTED - STEVE BARBARO]

STEVE BARBARO HAS MANAGED THE GALAXY SMALL COMPANY EQUITY FUND SINCE ITS INCEPTION IN DECEMBER OF 1991. HE HAS MANAGED SMALL COMPANY PORTFOLIOS FOR FLEET INVESTMENT ADVISORS INC., AND ITS PREDECESSORS, SINCE 1976.
[END SIDEBAR]

GALAXY SMALL COMPANY EQUITY FUND
BY STEVE BARBARO
PORTFOLIO MANAGER
      With an underweighting in the poorly performing technology sector, and overweightings in better-performing areas such as energy, the Galaxy Small Company Equity Fund earned returns over the six months ended April 30, 2001 that compared reasonably with those of its market benchmark and other funds with similar investment objectives.
      For the six months ended April 30, 2001, Trust Shares of the Fund had a total return of -5.33%. For the same period, Retail A Shares of the Fund earned -5.54% before deducting the maximum 5.75% sales charge, and Retail B Shares of the Fund earned -5.91% before deducting the maximum 5.00% contingent deferred sales charge. (Please see the charts on page 4 for total returns after deducting the front-end sales charge and on pages 5 and 6 for total returns after deducting the contingent deferred sales charge.) For the same period, small-cap growth funds tracked by Lipper earned a total return of -17.69% and small-cap stocks in the Russell 2000 returned -1.77%.

A SHIFT FROM TECHNOLOGY TO ENERGY
      For many months before the reporting period began, we had been taking profits in technology stocks that had performed well which had trimmed the Fund's weighting in that sector. This strategy helped to buffer the Fund's returns as tech stocks led the market lower in November and December of 2000. Having used proceeds from the sale of tech issues to buy energy stocks, we established a sizable overweighting in that sector. This further enhanced returns as energy stocks outperformed late in the year.
      Other positives during this time included increased investments in banking, insurance, and homebuilding stocks that performed well on the prospect of lower interest rates and additions of health care and consumer staples issues that investors favored in a slower-growing economy. Stock selection in these areas, as well as in the technology and capital goods groups, also improved returns.
      Further reductions in the technology sector boosted Fund returns as tech stocks continued to slide in the first months of 2001. The Fund's emphasis on energy and consumer stocks, as well as on industrial issues with strong earnings outlooks, also boosted returns. These positives, along with strong stock selection in many sectors, helped offset an underweighting in financial issues, which outperformed as interest rates fell.

INVESTORS MAY FAVOR SMALL-CAP GROWTH STOCKS
      Although stocks of smaller firms have outperformed in recent months, they remain attractively priced versus large-company issues. We believe, therefore, that the small-cap sector could continue to outperform as the economy and the stock market rebound.
      In the meantime, there may be further volatility that provides us with new investment opportunities. As before, we plan to emphasize a well-diversified portfolio representing a broad range of industries that can benefit from a rebounding economy.

PORTFOLIO REVIEWS

GALAXY SMALL COMPANY EQUITY FUND
DISTRIBUTION OF TOTAL NET ASSETS AS OF APRIL 30, 2001

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

CONSUMER CYCLICAL                       22%
CONSUMER STAPLES                        19%
INDUSTRIAL                              14%
TECHNOLOGY                              14%
FINANCE                                 11%
ENERGY                                  10%
REPURCHASE AGREEMENT & NET
OTHER ASSETS AND LIABILITIES             4%
COMMUNICATIONS                           3%
BASIC MATERIALS                          3%

GALAXY SMALL COMPANY EQUITY FUND
GROWTH OF $10,000 INVESTMENT*

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                       Retail B Shares -     Retail B Shares -
          Russell   Trust   Retail A   purchased prior to  purchased on or after
           2000     Shares   Shares     January 1, 2001       January 1, 2001
12/30/91  $10,000  $10,000  $ 9,425
10/31/92   10,629    8,790    8,285
10/31/93   14,074   12,410   11,697
10/31/94   14,025   12,413   11,690
10/31/95   16,598   16,723   15,665        $10,000                $10,000
10/31/96   19,354   20,852   19,421         11,034                 11,034
10/31/97   25,031   24,937   23,126         13,237                 13,237
10/31/98   22,067   18,452   17,052          9,760                  9,683
10/31/99   25,348   24,823   19,592         11,160                 11,071
10/31/00   29,760   29,727   27,211         15,547                 15,447
04/30/01   29,233   28,141   25,704         14,722                 14,627

*SINCE INCEPTION ON 12/30/91 FOR TRUST AND RETAIL A SHARES. SINCE INCEPTION ON
 3/4/96 FOR RETAIL B SHARES. PERFORMANCE FIGURES FOR RETAIL A SHARES INCLUDE THE EFFECT OF THE MAXIMUM 5.75% FRONT-END SALES CHARGE. PERFORMANCE FIGURES FOR RETAIL B SHARES PURCHASED PRIOR TO JANUARY 1, 2001 REFLECT THE DEDUCTION OF THE 1.00% CONTINGENT DEFERRED SALES CHARGE (APPLICABLE TO SHARES REDEEMED DURING THE SIXTH YEAR AFTER PURCHASE) AS IF SHARES WERE REDEEMED ON APRIL 30, 2001. PERFORMANCE FIGURES FOR RETAIL B SHARES PURCHASED ON OR AFTER JANUARY 1, 2001 REFLECT THE DEDUCTION OF THE 2.00% CONTINGENT DEFERRED SALES CHARGE (APPLICABLE TO SHARES REDEEMED DURING THE SIXTH YEAR AFTER PURCHASE) AS IF SHARES WERE REDEEMED ON APRIL 30, 2001. THE RUSSELL 2000 IS AN UNMANAGED INDEX IN WHICH INVESTORS CANNOT INVEST. RESULTS FOR THE INDEX DO NOT REFLECT THE INVESTMENT MANAGEMENT FEES AND OTHER EXPENSES INCURRED BY THE FUND.

GALAXY INTERNATIONAL EQUITY FUND
BY KEITH BANKS, CFA, CHIEF INVESTMENT OFFICER, FLEET INVESTMENT ADVISORS INC. OECHSLE INTERNATIONAL ADVISORS, LLC SERVES AS THE SUB-ADVISOR FOR THE FUND.
      As concerns about the U.S. and local economies drove stock prices lower overseas over the reporting period, shares of telecommunications firms bore a large share of the market weakness abroad - just as they did in U.S. markets. Believing that the sector offers strong long-term growth potential, the Galaxy International Equity Fund remained overweighted in this area throughout the reporting period. Although many positive contributions from other sectors helped to offset the negative effect of this overweighting, the Fund's performance was weakened relative to its market benchmark and other funds with similar investment objectives.
      During the six months ended April 30, 2001, the Fund's Trust Shares earned a total return of -12.49%. Over the same time, Retail A Shares of the Fund earned -12.69% before deducting the maximum 5.75% front-end sales charge, and its Retail B Shares earned -13.08% before deducting the maximum 5.00% contingent deferred sales charge. The Fund's Prime A Shares earned a total return of -12.67% before deducting the maximum 5.50% front-end sales charge, and its Prime B Shares earned a total return of -12.96% before deducting the maximum 5.00% contingent deferred sales charge. The total return for BKB Shares of the Fund for the period was -12.64%. (Please see the charts on page 4 for total returns after deducting the applicable front-end sales charge, and the charts on pages 5, 6 and 7 for total returns after deducting the applicable contingent deferred sales charge.) Those total returns compare with -9.48% for the average international fund tracked by Lipper, and -8.11% for the MSCI EAFE Index.

WEATHERING THE DOWNTURN OVERSEAS
      At the beginning of the reporting period, a poor performance from the Fund's telecommunications holdings was offset by strong returns from economically defensive sectors - especially consumer staples and publishing stocks. Of further help were solid results from holdings in insurance stocks, which investors favored as interest rates fell.
      As price weakness spread to industrial, health care, and consumer staples stocks in the first months of 2001, the Fund benefited from currency hedges that offset the adverse effects of a significant decline in the yen against the dollar. Although we began to research stocks that could benefit from an economic rebound, we maintained the economically defensive posture that we had assumed at the end of 2000.

[BEGIN SIDEBAR]
[PHOTO OMITTED - KEITH BANKS]

KEITH BANKS IS CHIEF INVESTMENT OFFICER OF FLEET INVESTMENT ADVISORS, INC. AND CHIEF EXECUTIVE OFFICER OF FLEET ASSET MANAGEMENT. PRIOR TO JOINING FLEET IN 2000, HE WAS MANAGING DIRECTOR AND HEAD OF U.S. EQUITIES FOR J.P. MORGAN INVESTMENT MANAGEMENT. DURING HIS CAREER AT J.P. MORGAN, HE ALSO SERVED IN VARIOUS ROLES INCLUDING EQUITY RESEARCH ANALYST, PORTFOLIO MANAGER, HEAD OF U.S. EQUITY RESEARCH AND GLOBAL HEAD OF RESEARCH. HE BEGAN HIS INVESTMENT CAREER AS AN EQUITY ANALYST AT HOME INSURANCE IN 1981. A CHARTERED FINANCIAL ANALYST, MR. BANKS EARNED HIS B.A. FROM RUTGERS UNIVERSITY AND HIS M.B.A. FROM COLUMBIA BUSINESS SCHOOL.
[END SIDEBAR]

PORTFOLIO REVIEWS

WATCHING FOR A MARKET BOTTOM
      We expect to remain defensive until there are more definitive signs of a renewed advance by foreign stocks. For now, investors are still watching the interplay between improving liquidity and lower earnings expectations. Economic data suggests that we have probably not yet seen the bottom of downward profit revisions. However, recent improvements in valuations indicate that investors are discounting a weaker earnings outlook.
      As we wait for signs of an earnings recovery that would help stock prices start to rebound, we will continue to search for companies whose earnings can exceed consensus forecasts. If historic trends hold, these firms should come from the automotive, retail, media, and technology sectors.

GALAXY INTERNATIONAL EQUITY FUND
DISTRIBUTION OF TOTAL NET ASSETS AS OF APRIL 30, 2001

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

EUROPE                                          50%
FAR EAST                                        29%
UNITED KINGDOM                                  19%
LATIN AMERICA, REPURCHASE AGREEMENT &
NET OTHER ASSETS AND LIABILITIES                 1%
CANADA                                           1%

GALAXY INTERNATIONAL EQUITY FUND
GROWTH OF $10,000 INVESTMENT*

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                        Retail B Shares -     Retail B Shares -
                  MSCI EAFE      Trust      Retail A    purchased prior to  purchased on or after  Prime A  Prime B   BKB
                    Index        Shares      Shares      January 1, 2001       January 1, 2001     Shares   Shares   Shares
12/30/91           $10,000      $10,000     $ 9,425
10/31/92             8,680        9,660       9,660
10/31/93            11,970       12,207      12,207
10/31/94            13,134       13,294      13,294
10/31/95            13,125       13,291      12,449
10/31/96            14,499       14,820      13,801
10/31/97            15,212       17,280      15,993
10/31/98            17,561       19,755      18,174         $10,000               $10,000          $ 9,450  $10,000
10/31/99            20,349       25,623      23,452          12,341                12,341           12,260   12,374
06/19/00            22,014       28,478      25,991          13,771                13,771           13,600   13,817  $10,000
10/31/00            19,759       25,346      23,103          12,156                12,156           12,095   12,215    8,741
04/30/01            17,886       22,179      20,171          10,654                10,568           10,563   10,720    7,636

*SINCE INCEPTION ON 12/30/91 FOR TRUST AND RETAIL A SHARES. SINCE INCEPTION ON
 11/1/98 FOR RETAIL B, PRIME A AND PRIME B SHARES. SINCE INCEPTION ON 6/19/00 FOR BKBSHARES. PERFORMANCE FIGURES FOR RETAIL A SHARES INCLUDE THE EFFECT OF THE MAXIMUM 5.75% FRONT-END SALES CHARGE. PERFORMANCE FIGURES FOR PRIME A SHARES INCLUDE THE EFFECT OF THE MAXIMUM 5.50% FRONT-END SALES CHARGE. PERFORMANCE FIGURES FOR RETAIL B SHARES PURCHASED PRIOR TO JANUARY 1, 2001 REFLECT THE DEDUCTION OF THE 3.00% CONTINGENT DEFERRED SALES CHARGE (APPLICABLE TO SHARES REDEEMED DURING THE THIRD YEAR AFTER PURCHASE) AS IF SHARES WERE REDEEMED ON APRIL 30, 2001. PERFORMANCE FIGURES FOR RETAIL B SHARES PURCHASED ON OR AFTER JANUARY 1, 2001 AND PRIME B SHARES REFLECT THE DEDUCTION OF THE 4.00% AND 3.00% CONTINGENT DEFERRED SALES CHARGE (APPLICABLE TO SHARES REDEEMED DURING THE THIRD YEAR AFTER PURCHASE), RESPECTIVELY, AS IF SHARES WERE REDEEMED ON APRIL 30, 2001. THE MSCI EAFE INDEX IS AN UNMANAGED INDEX IN WHICH INVESTORS CANNOT INVEST. RESULTS FOR THE INDEX DO NOT REFLECT THE INVESTMENT MANAGEMENT FEES AND OTHER EXPENSES INCURRED BY THE FUND.

PORTFOLIO REVIEWS

[BEGIN SIDEBAR]
[PHOTO OMITTED - KEITH BANKS]

KEITH BANKS IS CHIEF INVESTMENT OFFICER OF FLEET INVESTMENT ADVISORS, INC. AND CHIEF EXECUTIVE OFFICER OF FLEET ASSET MANAGEMENT. PRIOR TO JOINING FLEET IN 2000, HE WAS MANAGING DIRECTOR AND HEAD OF U.S. EQUITIES FOR J.P. MORGAN INVESTMENT MANAGEMENT. DURING HIS CAREER AT J.P. MORGAN, HE ALSO SERVED IN VARIOUS ROLES INCLUDING EQUITY RESEARCH ANALYST, PORTFOLIO MANAGER, HEAD OF U.S. EQUITY RESEARCH AND GLOBAL HEAD OF RESEARCH. HE BEGAN HIS INVESTMENT CAREER AS AN EQUITY ANALYST AT HOME INSURANCE IN 1981. A CHARTERED FINANCIAL ANALYST, MR. BANKS EARNED HIS B.A. FROM RUTGERS UNIVERSITY AND HIS M.B.A. FROM COLUMBIA BUSINESS SCHOOL.
[END SIDEBAR]

GALAXY PAN ASIA FUND
BY KEITH BANKS, CFA, CHIEF INVESTMENT OFFICER, FLEET INVESTMENT ADVISORS INC. UOB GLOBAL CAPITAL LLC SERVES AS THE SUB-ADVISOR FOR THE FUND.
      As U.S. economic growth deteriorated over the six months ended April 30, 2001, and domestic stock prices declined, the prices for Asian equities also weakened. By maintaining a well-diversified portfolio of high-quality investments over this time, we helped the Galaxy Pan Asia Fund earn returns that were close to those for its market benchmark and other funds with similar investment objectives.
      During the reporting period, the Fund's Trust Shares earned a total return of -13.99%. Over the same time, Retail A Shares of the Fund earned -14.31% before deducting the maximum 5.75% front-end sales charge, and its Retail B Shares earned -14.55% before deducting the maximum 5.00% contingent deferred sales charge. The Fund's Prime A Shares earned a total return of -14.20% before deducting the maximum 5.50% front-end sales charge, and its Prime B Shares earned a total return of -14.53% before deducting the maximum 5.00% contingent deferred sales charge. (Please see the charts on page 4 for total returns after deducting the applicable front-end sales charge, and on pages 5, 6 and 7 for total returns after deducting the applicable contingent deferred sales charge.)
      For the same six month period, the Pacific Region Fund average tracked by Lipper earned a total return of -9.63% and the Fund's market benchmark - composed of a 50% weighting in the MSCIEAFE Index and a 50% weighting in the Morgan Stanley Japan Index - had a total return of -10.23%.

BUILDING A DIVERSIFIED PORTFOLIO
      Because exports to U.S. businesses and consumers are a major driver for economic expansion in Asia, the prices of Asian stocks are especially sensitive to the outlook for U.S. growth. Asian equity prices thus slumped in the final months of 2000, as the long-awaited U.S. slowdown took hold. Of added burden were political uncertainties in Japan, Taiwan, Indonesia, and the Philippines, as well as ongoing economic malaise in Japan. As in the U.S., stocks of Asian technology companies bore the brunt of the price decline.
      Once the Fed began to lower U.S. interest rates in January 2001, stock prices in many Asian markets began to rebound. Stocks received an added boost in Thailand and the Philippines, where new governments took office in January, though the gains were soon dissipated. The political outlook also brightened in Japan, with the election of a new prime minister. As before, stocks of technology and telecommunications firms generally underperformed, while issues of consumer, energy and utility firms tended to outperform.
      In developing the portfolio for the Galaxy Pan Asia Fund, we emphasized a broadly diversified mix of markets that gave less weighting to Japanese stocks than they represented in the Fund's benchmarks and more weighting to stocks from smaller markets. The political and economic outlooks for markets outside Japan further influenced our choice of weightings.
      In selecting specific stocks, we emphasized firms with strong financials, attractive prices, proven earnings, and good earnings visibility. Under this strategy, the weightings for investments in financial, technology, and industrial firms were somewhat lower than in the Fund's benchmarks and weightings in health care and consumer stocks were somewhat higher than in the benchmarks.
      In March of 2001, after valuations for technology stocks had become particularly attractive, we began to add investments from that sector. We also increased investments in Japanese issues at that time.

ASIAN MARKETS ATTRACTIVELY VALUED
      With ongoing economic uncertainty at home and abroad, prices for Asian equities now seem significantly undervalued - both by historic measures and compared to U.S. stocks. Many Asian markets also enjoy strong liquidity boosted by high consumer savings. At some stage, this liquidity is expected to shift into equities. Barring a U.S. recession, therefore, we believe that stocks in Asia have endured the bulk of their price adjustment and could perform relatively well in months to come. Although stocks in Japan remain vulnerable to political uncertainty, stocks could benefit if the new prime minister leads his party to victory in upcoming parliamentary elections and long-awaited financial reforms take

PORTFOLIO REVIEWS

hold. The outlook is particularly bright in China where trade consumption and growth are strong.
      Going into the second half of 2001 we have overweighted positions in China, Hong Kong and Singapore versus the Fund's benchmarks and underweighted positions in Japan, Indonesia, Malaysia and the Philippines. With stocks now attractively priced in many markets, we will continue to take advantage of new investment opportunities that arise. This may mean further additions of stocks from Japan and the technology sector, as well as purchases from other areas with solid growth potential. As before, we will emphasize a well-diversified mix of securities.

GALAXY PAN ASIA FUND
DISTRIBUTION OF TOTAL NET ASSETS AS OF APRIL 30, 2001

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

FAR EAST                                        92%
REPURCHASE AGREEMENT                             5%
NET OTHER ASSETS AND LIABILITIES                 3%

GALAXY PAN ASIA FUND
GROWTH OF $10,000 INVESTMENT*

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


               50% MSCI EAFE                              Retail B Shares -     Retail B Shares -
              Index / 50% MSCI     Trust      Retail A    purchased prior to  purchased on or after  Prime A  Prime B
                Japan Index        Shares      Shares      January 1, 2001       January 1, 2001     Shares   Shares
09/01/00           $10,000         $10,000     $9,425          $10,000               $10,000         $9,450   $10,000
09/30/00             9,179           9,800      9,237            9,301                 9,301          9,646     9,708
10/31/00             8,555           9,440      8,897            8,949                 8,949          9,291     9,332
11/30/00             8,211           8,990      8,473            9,329                 8,522          8,848     8,877
12/31/00             7,944           8,575      8,072            8,122                 8,122          8,430     8,461
01/31/01             8,403           9,060      8,520            8,574                 8,574          8,908     8,931
02/28/01             8,018           8,504      7,996            8,045                 8,045          8,360     8,381
03/31/01             7,418           7,847      7,367            7,041                 7,041          7,703     7,710
04/30/01             7,672           8,120      7,624            7,651                 7,651          7,972     7,980

*SINCE INCEPTION ON 9/1/00 FOR TRUST, RETAIL A AND RETAIL B SHARES. SINCE
 INCEPTION ON 9/22/00 FOR PRIME A AND PRIME B SHARES. PERFORMANCE FIGURES FOR RETAIL A SHARES INCLUDE THE EFFECT OF THE MAXIMUM 5.75% FRONT-END SALES CHARGE. PERFORMANCE FIGURES FOR PRIME A SHARES INCLUDE THE EFFECT OF THE MAXIMUM 5.50% FRONT-END SALES CHARGE. PERFORMANCE FIGURES FOR RETAIL B SHARES PURCHASED PRIOR TO JANUARY 1, 2001 REFLECT THE DEDUCTION OF THE 5.00% CONTINGENT DEFERRED SALES CHARGE (APPLICABLE TO SHARES REDEEMED DURING THE FIRST YEAR AFTER PURCHASE) AS IF SHARES WERE REDEEMED ON APRIL 30, 2001. PERFORMANCE FIGURES FOR RETAIL B SHARES PURCHASED ON OR AFTER JANUARY 1, 2001 AND PRIME B SHARES REFLECT THE DEDUCTION OF THE 5.00% CONTINGENT DEFERRED SALES CHARGE (APPLICABLE TO SHARES REDEEMED DURING THE FIRST YEAR AFTER PURCHASE) AS IF SHARES WERE REDEEMED ON APRIL 30, 2001. THE MSCI EAFE INDEX AND MSCIJAPAN INDEX ARE UNMANAGED INDICES IN WHICH INVESTORS CANNOT INVEST. RESULTS FOR THE INDICES DO NOT REFLECT THE INVESTMENT MANAGEMENT FEES AND OTHER EXPENSES INCURRED BY THE FUND.

SHAREHOLDER SERVICES

AUTOMATIC INVESTMENT PROGRAM
The Golden Rule of investing is "pay yourself first." That is easy to do with Galaxy's Automatic Investment Program. For as little as $50 per month deducted directly from your checking, savings or bank money market account, you can consistently and conveniently add to your Galaxy investment. When you establish an Automatic Investment Program, the $2,500 initial investment requirement for Galaxy is waived. Of course, such a program does not assure a profit and does not protect against loss in a declining market.

DIVERSIFICATION
A fundamental investment practice is "diversification." A well-balanced asset allocation plan may help to control your risk while you pursue your goals. Many mutual funds offer a low-cost way to diversify your investments while you benefit from professional management. Galaxy's comprehensive array of investment choices can be used in combination to match the needs of most shareholders.

EXCHANGE PRIVILEGES
As your investment needs change, you can conveniently exchange your shares in one Fund for shares in another Fund at no cost (as long as you exchange within the same share class). Please see the Funds' prospectus for details on this service.

CONSOLIDATED STATEMENTS
If you hold your shares directly with the Galaxy Funds, you will receive a consolidated statement from Galaxy on a quarterly basis. If your shares are held in a brokerage account, your Galaxy Funds will appear on your brokerage statement.

YOUR FINANCIAL ADVISOR
Your financial advisor can discuss the Galaxy Funds with you and how they may help you to achieve your financial goals. Please see your financial advisor if you have any questions about this report or your account.

24-HOUR ACCESS TO ACCOUNT INFORMATION
24 hours a day, seven days a week, our toll-free telephone lines offer round-the-clock access to Fund information and services. Call toll-free 1-877-BUY-GALAXY (1-877-289-4252) for information on initial purchases and current performance.

--------------------------------------------------------------------------------
CERTAIN SHAREHOLDER SERVICES MAY NOT BE AVAILABLE TO TRUST, PRIME A AND PRIME B SHARE INVESTORS. PLEASE CONSULT YOUR FUND PROSPECTUS. SHARES OF THE FUNDS ARE DISTRIBUTED THROUGH PFPC DISTRIBUTORS, INC., MEMBER NASD AND SIPC.

[BEGIN SIDEBAR]
"A WELL-BALANCED ASSET ALLOCATION PLAN MAY HELP TO CONTROL YOUR RISK WHILE YOU PURSUE YOUR GOALS."
[END SIDEBAR]

ASSET ALLOCATION FUND

PORTFOLIO OF INVESTMENTS
APRIL 30, 2001 (UNAUDITED)


     SHARES                                               VALUE
  ----------                                           ---------


COMMON STOCKS - 53.15%

                            CONSUMER STAPLES - 11.47%

    210,000       Amgen, Inc.*.....................  $12,839,400
    150,000       Cardinal Health, Inc.............   10,110,000
    240,000       Elan Corp. Plc, ADR*.............   12,036,000
    180,000       Forest Laboratories, Inc.*.......   11,007,000
    100,000       Genzyme Corp.*...................   10,897,000
     60,000       Gillette Co......................    1,701,600
     50,000       Medtronic, Inc...................    2,230,000
    120,000       PepsiCo, Inc.....................    5,257,200
    240,000       Pfizer, Inc......................   10,392,000
     50,000       Procter & Gamble Co..............    3,002,500
                                                     -----------
                                                      79,472,700
                                                     -----------

                  TECHNOLOGY - 9.08%

    120,000       Analog Devices, Inc.*............    5,677,200
    100,000       Applied Materials, Inc.*.........    5,460,000
    180,000       Automatic Data Processing, Inc...    9,765,000
    120,000       Dell Computer Corp.*.............    3,154,800
    240,000       EMC Corp.*.......................    9,504,000
     50,000       Hewlett-Packard Co...............    1,421,500
    290,000       Intel Corp.......................    8,963,900
    110,000       Microsoft Corp.*.................    7,452,500
    220,000       Sun Microsystems, Inc.*..........    3,766,400
    200,000       Texas Instruments, Inc...........    7,740,000
                                                     -----------
                                                      62,905,300
                                                     -----------

                  FINANCE - 8.65%

    210,000       American International Group, Inc.  17,178,000
    140,000       Bank of New York Co., Inc........    7,028,000
    360,000       Citigroup, Inc...................   17,694,000
     40,000       Fannie Mae.......................    3,210,400
     25,000       Merrill Lynch & Co., Inc.........    1,542,500
    135,000       Morgan (J.P.) Chase & Co.........    6,477,300
    145,000       Wells Fargo & Co.................    6,810,650
                                                     -----------
                                                      59,940,850
                                                     -----------

                  COMMUNICATIONS - 7.66%

    200,000       AOL Time Warner, Inc.*...........   10,100,000
    380,000       Cisco Systems, Inc.*.............    6,452,400
    160,000       Comcast Corp., Class A*..........    7,025,600
    230,000       Corning, Inc.....................    5,053,100
     60,000       Interpublic Group of Cos., Inc...    2,037,000
    200,000       JDS Uniphase Corp.*..............    4,278,000
    130,001       Qwest Communications International,
                  Inc.*............................    5,317,041
    140,000       SBC Communications, Inc..........    5,775,000
    180,927       Williams Communications Group, Inc.*   817,795
    340,000       WorldCom, Inc.*..................    6,205,000
                                                     -----------
                                                      53,060,936
                                                     -----------

     SHARES                                               VALUE
  ----------                                           ---------

                  ENERGY - 6.06%

     60,000       Baker Hughes, Inc................  $ 2,357,400
    130,000       Enron Corp.......................    8,153,600
     70,000       Exxon Mobil Corp.................    6,202,000
    100,000       Halliburton Co...................    4,321,000
     90,000       Schlumberger, Ltd................    5,967,000
     70,000       Smith International, Inc.*.......    5,683,300
    220,000       Williams Cos., Inc...............    9,277,400
                                                     -----------
                                                      41,961,700
                                                     -----------

                  CONSUMER CYCLICAL - 5.57%

    250,000       CVS Corp.........................   14,737,500
    300,000       Home Depot, Inc..................   14,130,000
    170,000       Target Corp......................    6,536,500
     75,000       Walgreen Co......................    3,208,500
                                                     -----------
                                                      38,612,500
                                                     -----------

                  INDUSTRIAL - 4.66%

    120,000       Flextronics International, Ltd.*.    3,226,800
    280,000       General Electric Co..............   13,588,400
    290,000       Tyco International, Ltd..........   15,477,300
                                                     -----------
                                                      32,292,500
                                                     -----------
                  TOTAL COMMON STOCKS .............  368,246,486
                                                     -----------
                  (Cost $298,540,630)

   PAR VALUE
  ----------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 20.42%

                  U.S. TREASURY BONDS - 8.01%

$ 1,200,000       12.00%, 08/15/13.................    1,676,148
  1,950,000       7.50%, 11/15/16..................    2,281,188
  4,650,000       8.75%, 05/15/17..................    6,054,439
  6,720,000       8.88%, 08/15/17..................    8,850,442
  2,500,000       8.88%, 02/15/19..................    3,322,450
  6,200,000       7.88%, 02/15/21..................    7,604,238
  5,900,000       8.13%, 08/15/21..................    7,423,085
  3,250,000       7.63%, 11/15/22..................    3,915,762
  4,875,000       7.13%, 02/15/23..................    5,584,654
  3,245,000       6.13%, 11/15/27..................    3,334,886
  5,195,000       6.25%, 05/15/30..................    5,481,504
                                                     -----------
                                                      55,528,796
                                                     -----------

                  FEDERAL NATIONAL
                  MORTGAGE ASSOCIATION - 3.52%

  1,000,000       6.74%, 09/19/01, MTN.............    1,009,860
    235,000       5.75%, 04/15/03..................      239,747
  2,000,000       6.63%, 10/15/07..................    2,102,500
  2,434,230       6.12%, 10/01/08, Pool # 380999...    2,462,303
    480,987       6.00%, 01/01/09, Pool # 269929...      480,540
  2,055,000       6.38%, 06/15/09..................    2,118,130
  1,000,000       7.25%, 01/15/10..................    1,085,560
  3,750,000       6.63%, 11/15/10..................    3,904,687


                       SEE NOTES TO FINANCIAL STATEMENTS.
                                       25

ASSET ALLOCATION FUND

APRIL 30, 2001 (UNAUDITED)

  PAR VALUE                                              VALUE
 ----------                                           ---------

                  FEDERAL NATIONAL
                  MORTGAGE ASSOCIATION (CONTINUED)

$   161,207       6.50%, 03/01/11, Pool # 343824...  $   162,869
    140,592       6.00%, 06/01/14, Pool # 484967...      139,406
  1,572,948       6.00%, 06/01/14, Pool # 499193...    1,559,672
    702,006       6.00%, 06/01/14, Pool # 500131...      696,082
  1,454,595       7.00%, 03/01/15, Pool # 535200...    1,485,040
    192,532       6.50%, 01/01/26, Pool # 303676...      191,179
    524,681       8.00%, 11/01/29, Pool # 535031...      543,044
  1,496,861       8.00%, 04/01/30, Pool # 526425...    1,547,380
  1,563,945       8.00%, 04/01/30, Pool # 531218...    1,616,728
    591,267       8.00%, 04/01/30, Pool # 534220...      611,222
    412,293       8.00%, 04/01/30, Pool # 537131...      426,208
    350,436       8.00%, 05/01/30, Pool # 534205...      362,263
  1,500,000       7.25%, 05/15/30..................    1,653,750
                                                     -----------
                                                      24,398,170
                                                     -----------

                  FEDERAL HOME LOAN
                  MORTGAGE CORPORATION - 3.26%

  2,000,000       5.00%, 01/15/04..................    2,003,660
  4,800,000       6.25%, 07/15/04..................    4,962,000
  2,800,000       5.25%, 01/15/06..................    2,782,500
    500,000       5.75%, 03/15/09..................      495,000
  3,725,000       6.63%, 09/15/09..................    3,887,969
  3,200,000       7.00%, 03/15/10..................    3,419,520
    625,739       7.50%, 07/01/15, Pool #E80965, Gold    645,875
     21,955       7.50%, 08/01/15, Pool #E81252, Gold     22,661
    724,865       8.00%, 09/01/15, Pool #E00881, Gold    752,953
  2,137,207       6.00%, 11/01/28, Pool #C00680, Gold  2,067,064
    600,198       7.00%, 04/01/29, Pool #C00756, Gold    605,636
    905,713       7.50%, 01/01/30, Pool #C35185, Gold    924,959
                                                     -----------
                                                      22,569,797
                                                     -----------

                  GOVERNMENT NATIONAL
                  MORTGAGE ASSOCIATION - 2.85%

    156,310       6.00%, 04/15/13, Pool # 471839...      156,163
    199,871       6.50%, 05/15/13, Pool # 473566...      203,243
    150,710       6.50%, 06/15/13, Pool # 476470...      153,252
    249,255       6.50%, 08/15/13, Pool # 486453...      253,460
     61,757       6.50%, 11/15/13, Pool # 454228...       62,799
    172,776       6.50%, 11/15/13, Pool # 477529...      175,691
    767,635       6.50%, 11/15/13, Pool # 483663...      780,585
    185,099       6.50%, 11/15/13, Pool # 493623...      188,222
  2,350,232       7.00%, 11/15/13, Pool # 780921...    2,416,321
    387,842       6.50%, 07/15/14, Pool # 494014...      393,660
    282,274       9.00%, 12/15/17, Pool # 780201...      302,561
     75,505       7.50%, 06/15/23, Pool # 346618...       77,581
    410,328       7.50%, 01/15/26, Pool # 417191...      420,714
    178,771       6.50%, 01/15/29, Pool # 482909...      177,431
  2,183,620       6.00%, 03/15/29, Pool # 476986...    2,121,518
    850,767       6.50%, 03/15/29, Pool # 464613...      844,387
    927,312       6.50%, 04/15/29, Pool # 473682...      919,772
    827,393       6.50%, 04/15/29, Pool # 483349...      820,667
  1,642,966       6.50%, 04/15/29, Pool # 488234...    1,629,609
  2,181,476       6.50%, 05/15/29, Pool # 487199...    2,163,741
    799,548       7.00%, 05/15/29, Pool # 507929...      807,791

  PAR VALUE                                              VALUE
 ----------                                           ---------

                  GOVERNMENT NATIONAL
                  MORTGAGE ASSOCIATION (CONTINUED)

$   909,977       7.00%, 09/15/29, Pool # 510394...  $   919,359
  1,351,487       7.50%, 09/15/29, Pool # 466164...    1,383,585
    853,714       7.50%, 09/15/29, Pool # 478707...      873,989
     79,242       7.50%, 09/15/29, Pool # 510409...       81,124
    537,365       7.50%, 09/15/29, Pool # 510424...      550,127
    822,238       7.50%, 09/15/29, Pool # 511482...      841,767
                                                     -----------
                                                      19,719,119
                                                     -----------

                  U.S. TREASURY NOTES - 2.74%

    450,000       6.25%, 08/31/02..................      461,880
  1,000,000       5.63%, 11/30/02..................    1,020,650
    500,000       4.75%, 01/31/03..................      503,835
  3,500,000       4.25%, 03/31/03..................    3,495,625
  1,550,000       5.75%, 04/30/03..................    1,591,741
  1,240,000       7.25%, 08/15/04..................    1,334,947
  1,130,000       5.88%, 11/15/04..................    1,170,951
  1,500,000       7.50%, 02/15/05..................    1,639,290
  1,900,000       5.75%, 11/15/05..................    1,966,500
  3,000,000       6.13%, 08/15/07..................    3,158,430
    105,000       6.00%, 08/15/09..................      109,504
    465,000       5.75%, 08/15/10..................      476,839
  2,105,000       5.00%, 02/15/11..................    2,052,375
                                                     -----------
                                                      18,982,567
                                                     -----------

                  FEDERAL HOME LOAN BANK - 0.04%

    250,000       5.80%, 09/02/08..................      248,960
                                                     -----------

                  U.S. GOVERNMENT-BACKED BOND - 0.00%

     25,000       Private Export Funding Corp.,
                  Series II
                  8.40%, 07/31/01.................        25,250
                                                     -----------
                  TOTAL U.S. GOVERNMENT AND AGENCY
                  OBLIGATIONS .....................  141,472,659
                                                     -----------
                  (Cost $138,089,579)

CORPORATE NOTES AND BONDS - 15.54%

    500,000       Alcoa, Inc.
                  7.38%, 08/01/10..................      534,375
    750,000       AOL Time Warner, Inc.
                  6.95%, 01/15/28..................      692,812
    750,000       AOL Time Warner, Inc.
                  7.63%, 04/15/31..................      753,750
    200,000       AT&T Corp.
                  7.00%, 05/15/05..................      204,750
    900,000       AT&T Corp.
                  6.50%, 03/15/29..................      750,375
    350,000       Atlantic Richfield Co.
                  5.90%, 04/15/09..................      344,312
    700,000       Baker Hughes, Inc.
                  6.00%, 02/15/09..................      681,625
  1,450,000       Baker Hughes, Inc.
                  6.88%, 01/15/29..................    1,392,000
  1,000,000       Bank of America Corp.
                  7.80%, 02/15/10..................    1,066,250


                       SEE NOTES TO FINANCIAL STATEMENTS.
                                       26

ASSET ALLOCATION FUND

APRIL 30, 2001 (UNAUDITED)


  PAR VALUE                                              VALUE
 ----------                                           ---------

CORPORATE NOTES AND BONDS (CONTINUED)
$   750,000       Bank One Corp.
                  7.88%, 08/01/10..................   $  802,500
  1,200,000       Becton Dickinson & Co.
                  7.15%, 10/01/09..................    1,237,500
    675,000       Becton Dickinson & Co., Debenture
                  7.00%, 08/01/27..................      645,469
    525,000       Becton Dickinson & Co., Debenture
                  6.70%, 08/01/28..................      483,656
    250,000       Burlington Northern Santa Fe Corp.
                  Series H
                  9.25%, 10/01/06..................      283,125
    200,000       Burlington Northern Santa Fe Corp.
                  Debenture
                  6.88%, 02/15/16..................      199,500
    600,000       Burlington Northern Santa Fe Corp.
                  7.00%, 12/15/25..................      567,000
  1,000,000       Caterpillar Financial Services Corp.
                  Series F, MTN
                  5.47%, 09/12/01..................    1,005,000
    750,000       Chase Manhattan Corp.
                  7.88%, 06/15/10..................      813,750
    300,000       CitiCorp, Subordinated Notes, MTN
                  6.38%, 11/15/08..................      295,125
  2,000,000       Coastal Corp.
                  7.50%, 08/15/06..................    2,087,500
  2,000,000       Coca Cola Co.
                  5.75%, 03/15/11..................    1,922,500
    500,000       Coca Cola Enterprises
                  7.00%, 05/15/98..................      456,250
  2,300,000       Colgate-Palmolive Co., Series C, MTN
                  5.27%, 12/01/03..................    2,308,625
  1,400,000       Commercial Credit Co.
                  6.50%, 08/01/04..................    1,433,250
  1,400,000       Conoco, Inc.
                  6.95%, 04/15/29..................    1,368,500
  2,500,000       Cox Communications, Inc.
                  7.75%, 11/01/10..................    2,615,625
  3,500,000       Diageo Capital Plc, Yankee
                  6.00%, 03/27/03..................    3,553,375
  3,000,000       Diageo Capital Plc, Yankee
                  6.13%, 08/15/05..................    3,018,750
  1,350,000       Dominion Resources Inc., Series B
                  7.63%, 07/15/05..................    1,412,149
  3,000,000       Emerson Electric Co.
                  5.85%, 03/15/09..................    2,917,500
    315,000       First Union Corp.
                  7.50%, 07/15/06..................      330,356
    265,000       First USA Bank, Subordinated Notes
                  7.65%, 08/01/03..................      276,925
  2,195,000       Ford Motor Credit Co., Senior Note
                  5.75%, 02/23/04..................    2,200,487
    100,000       Ford Motor Credit Co.
                  6.75%, 05/15/05..................      101,500
  1,000,000       Ford Motor Co.
                  7.45%, 07/16/31..................      977,500
    800,000       General Electric Capital Corp.
                  5.38%, 01/15/03..................      806,000

  PAR VALUE                                              VALUE
 ----------                                           ---------

CORPORATE NOTES AND BONDS (CONTINUED)
$ 1,000,000       General Electric Capital Corp.
                  7.50%, 06/05/03..................   $1,050,000
    135,000       General Electric Capital Corp.
                  Series A, MTN
                  6.81%, 11/03/03..................      140,400
    250,000       General Electric Capital Corp.
                  Series A, MTN
                  7.25%, 05/03/04..................      264,062
  2,045,000       General Motors Acceptance Corp.
                  6.75%, 02/07/02..................    2,075,675
  1,000,000       General Motors Acceptance Corp.
                  7.00%, 09/15/02..................    1,022,500
    200,000       General Motors Acceptance Corp.
                  6.63%, 10/01/02..................      203,500
    750,000       General Motors Acceptance Corp.
                  7.20%, 01/15/11..................      759,375
    250,000       GTE Corp., Debenture
                  6.46%, 04/15/08..................      249,687
  1,000,000       GTE Corp., Series H
                  5.65%, 11/15/08..................      941,250
    750,000       Heinz (H.J.) Co.
                  6.88%, 01/15/03..................      770,625
    500,000       Hershey Foods Corp.
                  6.70%, 10/01/05..................      520,625
  1,300,000       Hershey Foods Corp.
                  7.20%, 08/15/27..................    1,330,875
  1,000,000       IBM Corp.
                  7.50%, 06/15/13..................    1,070,000
  2,000,000       IBM Corp.
                  6.22%, 08/01/27..................    2,045,000
    550,000       IBM Corp.
                  7.13%, 12/01/96..................      514,250
    750,000       Illinois Tool Works, Inc.
                  5.75%, 03/01/09..................      720,000
  2,480,000       International Bank of Reconstruction
                  & Development
                  7.00%, 01/27/05..................    2,625,700
    500,000       International Paper Co.
                  7.00%, 06/01/01..................      500,625
  1,000,000       International Paper Co.
                  8.13%, 07/08/05 (C)..............    1,056,250
    200,000       Kelloggs Co.
                  6.60%, 04/01/11 (C)..............      197,000
    275,000       Kelloggs Co.
                  7.45%, 04/01/31 (C)..............      274,312
  1,500,000       KFW International Finance Inc.
                  7.13%, 02/15/05..................    1,590,000
  1,500,000       Lockheed Martin Corp.
                  6.85%, 05/15/01..................    1,500,000
    650,000       Martin Marietta Material
                  6.88%, 04/01/11 (C)..............      649,188
  1,740,000       McDonald's Corp., MTN
                  5.95%, 01/15/08..................    1,740,000
    500,000       McDonald's Corp.
                  8.88%, 04/01/11..................      591,250
    500,000       Mead Corp.
                  6.84%, 03/01/37..................      497,500


                       SEE NOTES TO FINANCIAL STATEMENTS.
                                       27

ASSET ALLOCATION FUND

APRIL 30, 2001 (UNAUDITED)


  PAR VALUE                                              VALUE
 ----------                                           ---------


CORPORATE NOTES AND BONDS (CONTINUED)
$ 2,500,000       Minnesota Mining & Manufacturing Co.
                  Debenture
                  6.38%, 02/15/28   ...............   $2,306,250
    700,000       Morgan (J.P.) Chase & Co.
                  6.75%, 02/01/11..................      705,250
  1,000,000       Morgan Stanley Dean Witter & Co.
                  6.10%, 04/15/06   ...............      997,500
  1,000,000       National City Bank of Kentucky
                  Subordinated Bank Note
                  6.30%, 02/15/11   ...............      951,250
  1,515,000       National Rural Utilities
                  Cooperative Finance Corp.
                  7.38%, 02/10/03   ...............    1,577,494
  1,000,000       National Rural Utilities
                  Cooperative Finance Corp.
                  6.38%, 10/15/04   ...............    1,017,500
    160,000       Pepsi Bottling Holdings, Inc.
                  5.63%, 02/17/09 (C)..............      153,200
  1,620,000       PepsiCo, Inc., MTN
                  5.75%, 01/15/08   ...............    1,599,750
    175,000       Phillips Petroleum Co.
                  8.50%, 05/25/05   ...............      190,313
  1,590,000       Pitney Bowes Credit Corp.
                  6.63%, 06/01/02   ...............    1,623,788
  1,800,000       Potomac Electric Power Co.
                  First Mortgage
                  6.50%, 09/15/05   ...............    1,824,750
  2,000,000       Potomac Electric Power Co.
                  First Mortgage
                  6.25%, 10/15/07   ...............    1,987,500
  1,500,000       Public Service Electric & Gas
                  Series A, MTN
                  7.19%, 09/06/02   ...............    1,537,500
    275,000       Qwest Capital Funding, Inc.
                  6.88%, 08/15/01   ...............      276,719
  2,000,000       Qwest Corp.
                  7.63%, 06/09/03 (C)..............    2,077,500
    750,000       Regions Financial Corp.
                  7.00%, 03/01/11   ...............      742,500
  1,900,000       Sherwin-Williams Co.
                  6.85%, 02/01/07   ...............    1,866,750
  2,000,000       Sonat, Inc.
                  7.63%, 07/15/11   ...............    2,087,500
    500,000       Southern Natural Gas
                  7.35%, 02/15/31   ...............      481,250
  1,000,000       Southwest Airlines Co.
                  8.75%, 10/15/03   ...............    1,077,500
    375,000       Sprint Capital Corp.
                  6.90%, 05/01/19   ...............      327,656
  1,000,000       SunTrust Bank, Atlanta
                  Subordinated Note, MTN
                  7.25%, 09/15/06   ...............    1,046,250
    300,000       SunTrust Bank of Central Florida
                  Subordinated Note
                  6.90%, 07/01/07   ...............      307,500
  1,000,000       Sysco Corp.
                  7.25%, 04/15/07   ...............    1,066,250

  PAR VALUE                                              VALUE
 ----------                                           ---------

CORPORATE NOTES AND BONDS (CONTINUED)
$ 1,250,000       Sysco Corp., Debenture
                  6.50%, 08/01/28   ...............  $ 1,175,000
  2,000,000       Tele-Communications, Inc.,
                  Senior Note
                  7.25%, 08/01/05   ...............    2,047,500
    200,000       Tele-Communications, Inc.,
                  Debenture
                  9.80%, 02/01/12   ...............      235,500
  1,000,000       Texaco Capital, Inc.
                  8.50%, 02/15/03   ...............    1,062,500
    200,000       Tyco International Group S.A.,
                  Yankee
                  6.88%, 01/15/29   ...............      186,000
  3,250,000       Unilever Capital Corp.
                  6.75%, 11/01/03   ...............    3,359,688
  2,000,000       United Telecommunications, Inc.
                  9.50%, 04/01/03   ...............    2,117,500
  2,000,000       Wal-Mart Stores, Inc., Senior Note
                  6.75%, 05/15/02   ...............    2,040,000
  2,000,000       Wal-Mart Stores, Inc.
                  7.55%, 02/15/30   ...............    2,190,000
                                                     -----------
                  TOTAL CORPORATE NOTES AND BONDS .  107,682,423
                                                     -----------
                  (Cost $106,917,071)

ASSET-BACKED AND MORTGAGE-BACKED SECURITIES - 4.23%
  3,975,000       American Express Credit Account
                  Master Trust Series 1999-1,
                  Class A
                  5.60%, 11/15/06..................    4,003,541
    500,000       Carco Auto Loan Master Trust
                  Series 1999-4, Class A
                  6.43%, 11/15/04..................      512,396
  2,605,000       Chase Manhattan Auto Owner Trust
                  Series 2000-A, Class A-3
                  6.21%, 12/15/04..................    2,664,602
    500,000       Chase Manhattan Auto Owner Trust
                  Series 2000-A, Class A-4
                  6.26%, 06/15/07..................      513,095
    500,000       Chemical Master Credit Card Trust I
                  Series 1995-3, Class A
                  6.23%, 04/15/05..................      508,590
  1,550,000       Chemical Master Credit Card Trust I
                  Series 1996-2, Class A
                  5.98%, 09/15/08..................    1,557,254
  1,125,000       Citibank Credit Card Issuance Trust
                  Series 2000-A1, Class A-1
                  6.90%, 10/15/07..................    1,175,119
  1,050,000       Citibank Credit Card Master Trust I
                  Series 1999-7, Class A
                  6.65%, 11/15/06..................    1,085,438
  1,500,000       Daimler-Benz Vehicle Trust
                  Series 1998-A, Class A-4
                  5.22%, 12/22/03..................    1,502,340
  2,000,000       DaimlerChrysler Auto Trust
                  Series 2000-A, Class A-3
                  7.09%, 12/06/03..................    2,047,500
  4,500,000       Discover Card Master Trust I
                  Series 1999-1, Class A
                  5.30%, 08/15/04..................    4,521,060
  1,000,000       Ford Credit Auto Owner Trust
                  Series 1999-D, Class A-4
                  6.40%, 10/15/02..................    1,006,870

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                       28

ASSET ALLOCATION FUND

APRIL 30, 2001 (UNAUDITED)

  PAR VALUE                                              VALUE
 ----------                                           ---------

ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (CONTINUED)

$   250,000       Ford Credit Auto Owner Trust
                  Series 1999-D, Class A-5
                  6.52%, 09/15/03..................  $   254,843
     25,000       Green Tree Financial Corp.
                  Series 1999-5, Class A-2
                  6.77%, 04/01/31..................       25,367
  2,500,000       MBNA Master Credit Card Trust
                  Series 1999-I, Class A
                  6.40%, 01/18/05..................    2,552,325
  2,500,000       MBNA Master Credit Card Trust
                  Series 1999-M, Class A
                  6.60%, 04/16/07..................    2,592,877
    440,000       Premier Auto Trust
                  Series 1999-2, Class A-4
                  5.59%, 02/09/04..................      444,400
  1,400,000       Premier Auto Trust
                  Series 1999-3, Class A-4
                  6.43%, 03/08/04..................    1,432,368
    142,924       Prudential Home Mortgage Securities
                  Series 1996-7, Class A, CMO
                  6.75%, 06/25/11..................      143,593
    403,505       Rural Housing Trust
                  Series 1987-1 Class D, CMO
                  6.33%, 04/01/26..................      405,898
    375,000       Sears Credit Account Master Trust
                  Series 1996-4, Class A
                  6.45%, 10/16/06..................      379,688
                                                     -----------
                  TOTAL ASSET-BACKED AND
                  MORTGAGE-BACKED SECURITIES ......   29,329,164
                                                     -----------
                  (Cost $28,533,486)

FOREIGN BONDS (A) - 1.85%
    350,000       France Telecom
                  8.50%, 03/01/31 (C)..............      361,812
  1,500,000       Heinz (H.J.) Co., Euro Bond
                  5.75%, 02/03/03..................    1,512,900
    220,000       Hydro-Quebec
                  8.63%, 05/20/02..................      228,316
  3,110,000       Kingdom of Spain
                  7.00%, 07/19/05..................    3,269,388
  1,750,000       Oesterreich Kontrollbank
                  5.50%, 01/20/06..................    1,748,250
  1,550,000       Ontario Province
                  6.00%, 02/21/06..................    1,571,313
    220,000       Ontario Province
                  Senior Unsubordinated Notes
                  7.38%, 01/27/03..................      229,625
  2,500,000       Quebec Province
                  Senior Subordinated Notes
                  5.75%, 02/15/09..................    2,423,200
  1,200,000       Republic of Italy, Series D
                  5.25%, 04/05/06..................    1,182,000
    260,000       Wal-Mart Stores, Inc., Euro Bond
                  6.75%, 05/24/02..................      264,914
                                                     -----------
                  TOTAL FOREIGN BONDS .............   12,791,718
                                                     -----------
                  (Cost $12,522,531)

  PAR VALUE                                              VALUE
 ----------                                           ---------

MUNICIPAL SECURITY - 0.23%
$ 1,500,000       New Jersey State, EDA
                  State Pension Funding Revenue
                  Series A, AMT
                  7.43%, 02/15/29
                  Insured: MBIA....................  $ 1,576,875
                                                     -----------
                  TOTAL MUNICIPAL SECURITY ........    1,576,875
                                                     -----------
                  (Cost $1,630,805)

    SHARES
    ------
PREFERRED STOCK - 0.03%
      8,000       Hartford Capital II, Series B....      200,800
                                                     -----------
                  TOTAL PREFERRED STOCK ...........      200,800
                                                     -----------
                  (Cost $200,000)

   PAR VALUE
  ----------
COMMERCIAL PAPER (B) - 4.42%
$30,646,000       BP Amoco Capital Plc
                  4.70%, 05/01/01..................   30,646,000
                                                    ------------
                  TOTAL COMMERCIAL PAPER ..........   30,646,000
                                                    ------------
                  (Cost $30,646,000)
TOTAL INVESTMENTS - 99.87%.........................  691,946,125
                                                    ------------
(Cost $617,080,102)

NET OTHER ASSETS AND LIABILITIES - 0.13%...........      912,555
                                                    ------------
NET ASSETS - 100.00%............................... $692,858,680
                                                    ============

--------------------------------------------------------------------------------
*      Non-income producing security.
(A)    U.S. Dollar Denominated
(B)    Discount yield at time of purchase.
(C) Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold, in transactions exempt from registration to qualified institutional buyers. At April 30, 2001 these securities amounted to $4,769,262 or 0.69% of net assets.
ADR    American Depositary Receipt
AMT Alternative Minimum Tax. Private activity obligations the interest on which is subject to federal AMT for individuals.
CMO    Collateralized Mortgage Obligation
EDA    Economic Development Authority
MBIA   Municipal Bond Insurance Association
MTN    Medium Term Note

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                       29

EQUITY INCOME FUND

PORTFOLIO OF INVESTMENTS
APRIL 30, 2001 (UNAUDITED)

    SHARES                                               VALUE
 ----------                                           ---------

COMMON STOCKS - 96.09%

                  FINANCE - 19.27%

     41,000       American International Group, Inc. $ 3,353,800
    150,000       Citigroup, Inc...................    7,372,500
    250,000       Equity Office Properties Trust,
                  REIT ............................    7,137,500
     80,000       Fannie Mae.......................    6,420,800
    180,000       First Union Corp.................    5,394,600
     55,000       Hartford Financial Services
                  Group, Inc.                          3,415,500
    125,000       Spieker Properties, Inc., REIT...    6,900,000
    250,000       U.S. Bancorp.....................    5,295,000
    115,000       Wells Fargo & Co.................    5,401,550
                                                     -----------
                                                      50,691,250
                                                     -----------

                  CONSUMER STAPLES - 17.11%

    135,000       Abbott Laboratories..............    6,261,300
     70,000       Baxter International, Inc........    6,380,500
    130,000       Gillette Co......................    3,686,800
    110,000       Merck & Co., Inc.................    8,356,700
    200,000       Pfizer, Inc......................    8,660,000
    160,000       Pharmacia Corp...................    8,361,600
     55,000       Procter & Gamble Co..............    3,302,750
                                                     -----------
                                                      45,009,650
                                                     -----------

                  TECHNOLOGY - 13.94%

    175,000       Automatic Data Processing, Inc...    9,493,750
    200,000       Hewlett-Packard Co...............    5,686,000
    200,000       Intel Corp.......................    6,182,000
     75,000       International Business Machines
                  Corp. ...........................    8,635,500
    210,000       Molex, Inc., Class A.............    6,657,000
                                                     -----------
                                                      36,654,250
                                                     -----------

                  ENERGY - 12.00%

    125,000       Baker Hughes, Inc................    4,911,250
    225,000       Conoco, Inc., Class B............    6,844,500
     80,000       Exxon Mobil Corp.................    7,088,000
     90,000       Halliburton Co...................    3,888,900
    100,000       Kerr-McGee Corp..................    7,165,000
     25,000       Schlumberger, Ltd................    1,657,500
                                                     -----------
                                                      31,555,150
                                                     -----------

                  CONSUMER CYCLICAL - 9.93%

    260,000       Ford Motor Co....................    7,664,800
    100,000       Home Depot, Inc..................    4,710,000
    190,000       McDonald's Corp..................    5,225,000
    110,000       Target Corp......................    4,229,500
    100,000       Walgreen Co......................    4,278,000
                                                     -----------
                                                      26,107,300
                                                     -----------

                  UTILITIES - 7.46%

    235,000       TXU Corp.........................   10,330,600
    325,000       WGL Holdings, Inc................    9,295,000
                                                     -----------
                                                      19,625,600
                                                     -----------

    SHARES                                               VALUE
 ----------                                           ---------

                  COMMUNICATIONS - 7.15%

    250,000       AT&T Corp........................  $ 5,570,000
    200,000       Cisco Systems, Inc.*.............    3,396,000
    100,000       Corning, Inc.....................    2,197,000
    185,000       SBC Communications, Inc..........    7,631,250
                                                     -----------
                                                      18,794,250
                                                     -----------

                  INDUSTRIAL - 5.28%

    175,000       General Electric Co..............    8,492,750
    115,000       Ingersoll-Rand Co................    5,405,000
                                                     -----------
                                                      13,897,750
                                                     -----------

                  BASIC MATERIALS - 3.95%

    150,000       Dow Chemical Co..................    5,017,500
     95,000       Weyerhaeuser Co..................    5,370,350
                                                     -----------
                                                      10,387,850
                                                     -----------
                  TOTAL COMMON STOCKS .............  252,723,050
                                                     -----------
                  (Cost $242,536,355)

   PAR VALUE
  ----------

U.S. GOVERNMENT OBLIGATION - 0.76%

                  U.S. TREASURY BOND - 0.76%

$ 1,700,000       7.50%, 11/15/16..................    1,988,735
                                                     -----------
                  TOTAL U.S. GOVERNMENT OBLIGATION     1,988,735
                                                     -----------
                  (Cost $1,677,704)

REPURCHASE AGREEMENT - 3.19%

  8,402,000       Repurchase Agreement with:
                  Credit Suisse First Boston
                  4.50%, Due 05/01/2001, dated 04/30/2001
                  Repurchase Price $8,403,050
                  (Collateralized by U.S. Treasury
                  Bonds & Notes, 5.63% - 8.38%,
                  Due 08/15/2001 - 11/15/2027;
                  Total Par $8,218,450
                  Market Value $8,570,070).........    8,402,000
                                                     -----------
                  TOTAL REPURCHASE AGREEMENT ......    8,402,000
                                                     -----------
                  (Cost $8,402,000)
TOTAL INVESTMENTS - 100.04%........................  263,113,785
                                                    ------------
(Cost $252,616,059)

NET OTHER ASSETS AND LIABILITIES - (0.04)%.........     (109,382)
                                                    ------------
NET ASSETS - 100.00%............................... $263,004,403
                                                    ============

--------------------------------------------------------------------------------
*      Non-income producing security.
REIT   Real Estate Investment Trust

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                       30

GROWTH AND INCOME FUND

PORTFOLIO OF INVESTMENTS
APRIL 30, 2001 (UNAUDITED)

    SHARES                                               VALUE
 ----------                                           ---------

COMMON STOCKS - 99.53%

                  CONSUMER STAPLES - 20.93%

    286,500       American Home Products Corp...... $ 16,545,375
    344,000       Anheuser-Busch Cos., Inc.........   13,756,560
    281,500       Avery Dennison Corp..............   15,783,705
    573,000       Elan Corp. Plc, ADR*.............   28,735,950
    170,000       Forest Laboratories, Inc.*.......   10,395,500
    218,800       Genzyme Corp.*...................   23,842,636
    160,000       Guidant Corp.*...................    6,560,000
  1,270,100       HEALTHSOUTH Corp.*...............   17,844,905
    172,400       Johnson & Johnson Co.............   16,633,152
    170,000       Medtronic, Inc...................    7,582,000
    172,000       Merck & Co., Inc.................   13,066,840
    314,000       PepsiCo, Inc.....................   13,756,340
    286,300       Pharmacia Corp...................   14,962,038
                                                    ------------
                                                     199,465,001
                                                    ------------

                  FINANCE - 16.65%

    160,000       American International Group, Inc.  13,088,000
    317,150       Bank of America Corp.............   17,760,400
    419,160       Bank One Corp....................   15,831,673
    138,000       Chubb Corp.......................    9,211,500
    100,000       CIGNA Corp.......................   10,670,000
    466,400       Citigroup, Inc...................   22,923,560
    291,400       Countrywide Credit Industries, Inc. 12,434,038
    255,000       Lincoln National Corp............   11,770,800
    384,060       Morgan (J.P.) Chase & Co.........   18,427,199
     80,725       Standard & Poor's Depository
                  Receipts ........................   10,083,360
    350,150       Wells Fargo & Co.................   16,446,546
                                                    ------------
                                                     158,647,076
                                                    ------------

                  TECHNOLOGY - 14.09%

    400,400       Avnet, Inc.......................   10,214,204
    673,700       BMC Software, Inc.*..............   16,296,803
    568,500       Compaq Computer Corp.............    9,948,750
    191,500       Computer Sciences Corp.*.........    6,823,145
    307,200       Electronic Data Systems Corp.....   19,814,400
    309,000       Hewlett-Packard Co...............    8,784,870
    400,000       Intel Corp.......................   12,364,000
    138,800       International Business Machines
                  Corp. ...........................   15,981,432
    271,500       Microsoft Corp.*.................   18,394,125
    404,600       Texas Instruments, Inc...........   15,658,020
                                                    ------------
                                                     134,279,749
                                                    ------------

                  CONSUMER CYCLICAL - 11.69%

    500,300       Bed, Bath & Beyond, Inc.*........   14,168,496
    500,000       Cooper Tire & Rubber Co..........    6,020,000
    266,000       Eastman Kodak Co.................   11,571,000
    438,864       Ford Motor Co....................   12,937,711
    225,000       Home Depot, Inc..................   10,597,500
    321,100       Lowe's Cos., Inc.................   20,229,300
    410,000       McDonald's Corp..................   11,275,000

    SHARES                                               VALUE
 ----------                                           ---------

                  CONSUMER CYCLICAL (CONTINUED)

    435,000       Sherwin-Williams Co.............. $  9,126,300
    950,000       Staples, Inc.*...................   15,456,500
                                                    ------------
                                                     111,381,807
                                                    ------------

                  INDUSTRIAL - 10.92%

    427,600       General Electric Co..............   20,751,428
    324,700       Honeywell International, Inc.....   15,871,336
    168,900       Minnesota Mining &
                  Manufacturing Co. ...............   20,100,789
    417,300       Tyco International, Ltd..........   22,271,301
    198,850       United Technologies Corp.........   15,526,208
    388,600       Waste Management, Inc............    9,485,726
                                                    ------------
                                                     104,006,788
                                                    ------------

                  ENERGY - 10.89%

    378,600       Baker Hughes, Inc................   14,875,194
    270,000       BP Amoco Plc, ADR................   14,601,600
    200,000       Enron Corp.......................   12,544,000
    204,054       Exxon Mobil Corp.................   18,079,184
    325,000       Halliburton Co...................   14,043,250
    139,550       Kerr-McGee Corp..................    9,998,757
    143,800       Schlumberger, Ltd................    9,533,940
    185,955       Transocean Sedco Forex, Inc......   10,093,637
                                                    ------------
                                                     103,769,562
                                                    ------------

                  COMMUNICATIONS - 7.30%

    700,000       AT&T Corp........................   15,596,000
    250,000       Cisco Systems, Inc.*.............    4,245,000
    422,000       Harris Corp......................   12,132,500
    643,500       Loral Space & Communications,
                  Ltd.* ...........................    1,525,095
    675,000       Motorola, Inc....................   10,496,250
    299,700       SBC Communications, Inc..........   12,362,625
    239,740       Verizon Communications, Inc......   13,202,482
                                                    ------------
                                                      69,559,952
                                                    ------------

                  BASIC MATERIALS - 4.44%

    275,500       CenturyTel, Inc..................    7,488,090
    560,000       Pall Corp........................   13,143,200
    225,500       Praxair, Inc.....................   10,672,915
    868,200       Solutia, Inc.....................   11,026,140
                                                    ------------
                                                      42,330,345
                                                    ------------

                  TRANSPORTATION - 1.92%

    176,500       British Airways Plc, ADR.........    8,939,725
    318,000       Burlington Northern Santa Fe Corp.   9,349,200
                                                    ------------
                                                      18,288,925
                                                    ------------

                  CAPITAL GOODS - 0.70%

    250,000       Hubbell, Inc., Class A...........    6,620,000
                                                    ------------
                  TOTAL COMMON STOCKS .............  948,349,205
                                                    ------------
                  (Cost $731,819,437)


                       SEE NOTES TO FINANCIAL STATEMENTS.
                                       31

GROWTH AND INCOME FUND

APRIL 30, 2001 (UNAUDITED)


    PAR VALUE                                             VALUE
  ----------                                           ---------


REPURCHASE AGREEMENT - 0.81%

$ 7,767,000       Repurchase Agreement with:
                  Credit Suisse First Boston
                  4.50%, Due 05/01/2001, dated 04/30/2001,
                  Repurchase Price $7,767,971
                  (Collateralized by U.S. Treasury
                  Bonds & Notes 5.63 - 8.38%,
                  Due 08/15/2001 - 11/15/2027;
                  Total Par $7,597,322
                  Market Value $7,922,368)......... $  7,767,000
                                                    ------------
                  TOTAL REPURCHASE AGREEMENT ......    7,767,000
                                                    ------------
                  (Cost $7,767,000)
TOTAL INVESTMENTS - 100.34%........................  956,116,205
                                                    ------------
(Cost $739,586,437)

NET OTHER ASSETS AND LIABILITIES - (0.34)%.........   (3,282,599)
                                                    ------------
NET ASSETS - 100.00%............................... $952,833,606
                                                    ============

--------------------------------------------------------------------------------
*      Non-income producing security.
ADR    American Depositary Receipt

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                       32

STRATEGIC EQUITY FUND

PORTFOLIO OF INVESTMENTS
APRIL 30, 2001 (UNAUDITED)

    SHARES                                               VALUE
 ----------                                           ---------

COMMON STOCKS - 92.53%

                  TECHNOLOGY - 20.82%

    170,000       Agere Systems, Inc.*.............  $ 1,190,000
    220,000       American Management Systems, Inc.*   4,631,000
     25,000       Applied Materials, Inc.*.........    1,365,000
     85,000       BMC Software, Inc.*..............    2,056,150
     80,000       Computer Sciences Corp.*.........    2,850,400
     80,000       Dell Computer Corp.*.............    2,099,200
     60,000       Diebold, Inc.....................    1,955,400
     35,000       Hewlett-Packard Co...............      995,050
     15,000       International Business Machines
                  Corp. ...........................    1,727,100
     20,000       Microsoft Corp.*.................    1,355,000
    100,000       Molex, Inc., Class A.............    3,170,000
     65,000       Pitney Bowes, Inc................    2,474,550
                                                     -----------
                                                      25,868,850
                                                     -----------

                  CONSUMER STAPLES - 15.70%

     35,000       Abbott Laboratories..............    1,623,300
     50,000       Albertson's, Inc.................    1,670,000
     75,000       Boston Scientific Corp.*.........    1,191,000
     80,000       ConAgra Foods, Inc...............    1,664,800
     85,000       Elan Corp. Plc, ADR*.............    4,262,750
     70,000       Gillette Co......................    1,985,200
     42,000       Guidant Corp.*...................    1,722,000
     21,000       Merck & Co., Inc.................    1,595,370
     38,000       Pharmacia Corp...................    1,985,880
     30,000       Procter & Gamble Co..............    1,801,500
                                                     -----------
                                                      19,501,800
                                                     -----------

                  FINANCE - 15.11%

     50,000       ACE, Ltd.........................    1,785,000
     30,800       Bank of America Corp.............    1,724,800
    100,000       Charter One Financial, Inc.......    2,930,000
    110,000       Conseco, Inc.....................    2,093,300
     75,000       John Hancock Financial
                  Services, Inc. ..................    2,786,250
     45,000       Morgan (J.P.) Chase & Co.........    2,159,100
     30,000       MBIA, Inc........................    1,435,500
     82,000       UnumProvident Corp...............    2,452,620
     28,000       Washington Mutual, Inc...........    1,398,040
                                                     -----------
                                                      18,764,610
                                                     -----------

                  CONSUMER CYCLICAL - 11.46%

     40,000       Centex Corp......................    1,726,000
     65,000       Dollar General Corp..............    1,072,500
     34,000       Lowe's Cos., Inc.................    2,142,000
    330,000       Office Depot, Inc.*..............    3,135,000
     51,000       TJX Cos., Inc....................    1,597,830
    176,000       Visteon Corp.....................    2,909,280
     55,000       Williams-Sonoma, Inc.*...........    1,653,850
                                                     -----------
                                                      14,236,460
                                                     -----------

    SHARES                                               VALUE
 ----------                                           ---------

                  INDUSTRIAL - 9.38%

     55,000       Agilent Technologies, Inc.*......  $ 2,145,550
     40,000       Black & Decker Corp..............    1,594,400
     42,000       Deere & Co.......................    1,724,940
     25,000       Emerson Electric Co..............    1,666,250
     35,000       Textron, Inc.....................    1,855,700
     50,000       Tyco International, Ltd..........    2,668,500
                                                     -----------
                                                      11,655,340
                                                     -----------

                  ENERGY - 8.70%

     70,000       Baker Hughes, Inc................    2,750,300
     31,500       Halliburton Co...................    1,361,115
     18,000       Kerr-McGee Corp..................    1,289,700
     37,000       Noble Affiliates, Inc............    1,608,390
     38,000       Transocean Sedco Forex, Inc......    2,062,640
     41,000       Williams Cos., Inc...............    1,728,970
                                                     -----------
                                                      10,801,115
                                                     -----------

                  COMMUNICATIONS - 7.34%

     70,000       AT&T Corp........................    1,559,600
     30,000       Gannett Company, Inc.............    1,936,500
     45,000       Interpublic Group of Cos., Inc...    1,527,750
     60,000       Meredith Corp....................    2,264,400
     49,000       Nokia Corp., Class A, ADR........    1,675,310
     33,718       Williams Communications
                  Group, Inc.* ....................      152,407
                                                     -----------
                                                       9,115,967
                                                     -----------

                  BASIC MATERIALS - 3.06%

     50,000       Dow Chemical Co..................    1,672,500
     42,000       Nucor Corp.......................    2,130,660
                                                     -----------
                                                       3,803,160
                                                     -----------

                  UTILITIES - 0.96%

     25,000       AES Corp.*.......................    1,191,750
                                                     -----------
                  TOTAL COMMON STOCKS .............  114,939,052
                                                     -----------
                  (Cost $95,780,426)

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                       33

STRATEGIC EQUITY FUND

APRIL 30, 2001 (UNAUDITED)


  PAR VALUE                                             VALUE
 ----------                                           ---------


REPURCHASE AGREEMENT - 6.25%
$ 7,769,000       Repurchase Agreement with:
                  Credit Suisse First Boston
                  4.50%, Due 05/01/2001, dated 4/30/2001,
                  Repurchase Price $7,769,971
                  (Collateralized by U.S. Treasury
                  Bonds & Notes, 5.63% - 8.38%,
                  Due 08/15/2001 - 11/15/2027
                  Total Par $7,599,279
                  Market Value $7,924,408)......... $  7,769,000
                                                    ------------
                  TOTAL REPURCHASE AGREEMENTS .....    7,769,000
                                                    ------------
                  (Cost $7,769,000)
TOTAL INVESTMENTS - 98.78%.........................  122,708,052
                                                    ------------
(Cost $103,549,426)

NET OTHER ASSETS AND LIABILITIES - 1.22%...........    1,513,416
                                                    ------------
NET ASSETS - 100.00%............................... $124,221,468
                                                    ============

--------------------------------------------------------------------------------
*      Non-income producing security
ADR    American Depositary Receipt

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                       34

EQUITY VALUE FUND

PORTFOLIO OF INVESTMENTS
APRIL 30, 2001 (UNAUDITED)

    SHARES                                               VALUE
 ----------                                           ---------

COMMON STOCKS - 96.51%

                  FINANCE - 23.33%

    114,400       Bank of America Corp.............  $ 6,406,400
     40,000       Bear Stearns Cos., Inc...........    2,012,000
     80,000       Capital One Financial Corp.......    5,028,800
    250,800       Charter One Financial, Inc.......    7,348,440
     66,766       Citigroup, Inc...................    3,281,549
    118,200       Comerica, Inc....................    6,079,026
     80,000       Compass Bancshares, Inc..........    1,851,200
     42,200       Fannie Mae.......................    3,386,972
    106,000       Golden West Financial Corp.......    6,222,200
     61,900       Goldman Sachs Group, Inc.........    5,639,090
    159,800       Household International, Inc.....   10,230,396
     40,000       Marsh & McLennan Cos., Inc.......    3,857,600
     32,700       MBIA, Inc........................    1,564,695
    302,000       MBNA Corp........................   10,766,300
    109,800       Merrill Lynch & Co., Inc.........    6,774,660
     94,250       Morgan (J.P.) Chase & Co.........    4,522,115
     89,700       SouthTrust Corp..................    4,265,235
    350,400       U.S. Bancorp.....................    7,421,472
                                                     -----------
                                                      96,658,150
                                                     -----------

                  CONSUMER CYCLICAL - 15.04%

    122,500       AMR Corp.*.......................    4,668,475
    139,500       Brunswick Corp...................    2,798,370
    242,500       Carnival Corp....................    6,426,250
    100,000       Centex Corp......................    4,315,000
    409,700       Circuit City Stores-Circuit
                  City Group ......................    6,165,985
    443,600       Intimate Brands, Inc.............    7,097,600
    176,500       Jones Apparel Group, Inc.*.......    7,014,110
    136,900       KB Home..........................    4,137,118
    159,000       Newell Rubbermaid, Inc...........    4,286,640
    484,950       Office Depot, Inc.*..............    4,607,025
     60,000       Talbots, Inc.....................    2,511,000
    209,600       TJX Cos., Inc....................    6,566,768
    130,000       Venator Group, Inc.*.............    1,721,200
                                                     -----------
                                                      62,315,541
                                                     -----------

                  CONSUMER STAPLES - 14.32%

    130,000       Alpharma, Inc., Class A..........    2,940,600
     84,100       ConAgra Foods, Inc...............    1,750,121
     80,000       Concord EFS, Inc.*...............    3,724,000
     85,000       Elan Corp. Plc, ADR*.............    4,262,750
    136,100       HCA-The Healthcare Co............    5,267,070
    128,100       ICN Pharmaceuticals, Inc.........    3,281,922
    165,000       IVAX Corp.*......................    6,608,250
    273,900       Kroger Co.*......................    6,187,401
    200,000       Mylan Laboratories, Inc..........    5,348,000
    116,000       Quanta Services, Inc.*...........    2,980,040
    112,400       Schering-Plough Corp.............    4,331,896
     50,000       Trigon Healthcare, Inc.*.........    3,010,500
    210,000       Tyson Foods, Inc., Class A.......    2,891,700
     68,500       Wellpoint Health Networks, Inc.*.    6,730,125
                                                     -----------
                                                      59,314,375
                                                     -----------

    SHARES                                               VALUE
 ----------                                           ---------

                  TECHNOLOGY - 13.12%

     60,800       Altera Corp.*....................  $ 1,537,632
    139,200       Analog Devices, Inc.*............    6,585,552
     55,300       Applied Materials, Inc.*.........    3,019,380
    300,000       Cadence Design Systems, Inc.*....    6,210,000
    145,621       Compaq Computer Corp.............    2,548,367
     62,900       Computer Associates
                  International, Inc. .............    2,024,751
    160,000       Computer Sciences Corp.*.........    5,700,800
    121,200       Cypress Semiconductor Corp.*.....    2,739,120
     51,600       EMC Corp.*.......................    2,043,360
     80,000       First Data Corp..................    5,395,200
     21,400       International Business
                  Machines Corp. ..................    2,463,996
     98,700       International Rectifier Corp.*...    5,477,850
    207,000       Koninklijke (Royal) Philips
                  Electronics NV, ADR..............    6,375,600
    137,600       Oracle Corp.*....................    2,223,616
                                                     -----------
                                                      54,345,224
                                                     -----------

                  ENERGY - 13.08%

    113,400       Anadarko Petroleum Corp..........    7,327,908
    116,300       Apache Corp......................    7,438,548
    104,500       Baker Hughes, Inc................    4,105,805
     53,400       BJ Services Co.*.................    4,392,150
     27,600       Cooper Cameron Corp.*............    1,740,456
     58,200       Kerr-McGee Corp..................    4,170,030
    109,700       Phillips Petroleum Co............    6,538,120
     70,000       Rowan Cos., Inc.*................    2,323,300
    142,700       Tosco Corp.......................    6,571,335
    300,000       USX-Marathon Group, Inc..........    9,588,000
                                                     -----------
                                                      54,195,652
                                                     -----------

                  INDUSTRIAL - 9.99%

     80,000       Agilent Technologies, Inc.*......    3,120,800
    131,200       Black & Decker Corp..............    5,229,632
     89,100       FedEx Corp.*.....................    3,748,437
     87,200       Illinois Tool Works, Inc.........    5,526,736
     47,500       Ingersoll-Rand Co................    2,232,500
     30,000       Millipore Corp...................    1,720,500
    156,100       Sanmina Corp.*...................    4,550,315
    240,000       Solectron Corp.*.................    6,108,000
    171,500       Tyco International, Ltd..........    9,152,955
                                                     -----------
                                                      41,389,875
                                                     -----------

                  UTILITIES - 3.33%

     63,400       Constellation Energy Group, Inc..    3,026,716
    216,800       Reliant Energy, Inc..............   10,742,440
                                                     -----------
                                                      13,769,156
                                                     -----------

                  COMMUNICATIONS - 3.08%

    403,500       Cisco Systems, Inc.*.............    6,851,430
     30,600       SBC Communications, Inc..........    1,262,250
     84,100       Verizon Communications, Inc......    4,631,387
                                                     -----------
                                                      12,745,067
                                                     -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                       35

EQUITY VALUE FUND

APRIL 30, 2001 (UNAUDITED)

    SHARES                                               VALUE
 ----------                                           ---------

                  BASIC MATERIALS - 1.22%

    155,900       Georgia-Pacific Group............ $  5,068,309
                                                    ------------
                  TOTAL COMMON STOCKS .............  399,801,349
                                                    ------------
                  (Cost $341,658,596)

   PAR VALUE
  ----------

REPURCHASE AGREEMENTS - 4.21%

$17,428,000       Repurchase Agreement with:
                  Credit Suisse First Boston
                  4.50%, Due 05/01/2001, dated 04/30/2001
                  Repurchase Price $17,430,179
                  (Collateralized by U.S.Treasury
                  Bonds & Notes 5.63% - 8.38%,
                  Due 08/15/2001 - 11/15/2027;
                  Total Par $17,047,269
                  Market Value $17,776,623)........   17,428,000
                                                    ------------
                  TOTAL REPURCHASE AGREEMENTS .....   17,428,000
                                                    ------------
                  (Cost $17,428,000)

TOTAL INVESTMENTS - 100.72%........................  417,229,349
                                                    ------------
(Cost $359,086,596)

NET OTHER ASSETS AND LIABILITIES - (0.72)%.........   (2,968,205)
                                                    ------------
NET ASSETS - 100.00%............................... $414,261,144
                                                    ============

--------------------------------------------------------------------------------
*      Non-income producing security.
ADR    American Depositary Receipt

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                       36

EQUITY GROWTH FUND

PORTFOLIO OF INVESTMENTS
APRIL 30, 2001 (UNAUDITED)

    SHARES                                               VALUE
 ----------                                           ---------

COMMON STOCKS - 95.80%

                  CONSUMER STAPLES - 22.67%

    250,000       Amgen, Inc.*..................... $ 15,285,000
    500,000       Anheuser-Busch Cos., Inc.........   19,995,000
    350,000       Baxter International, Inc........   31,902,500
    350,000       Bristol-Myers Squibb Co..........   19,600,000
    575,000       Costco Wholesale Corp.*..........   20,084,750
    700,000       Elan Corp. Plc, ADR*.............   35,105,000
    250,000       Forest Laboratories, Inc.*.......   15,287,500
    250,000       Johnson & Johnson Co.............   24,120,000
    450,000       Medtronic, Inc...................   20,070,000
    325,000       Merck & Co., Inc.................   24,690,250
    450,000       PepsiCo, Inc.....................   19,714,500
    755,000       Pfizer, Inc......................   32,691,500
    550,000       Pharmacia Corp...................   28,743,000
    250,000       Procter & Gamble Co..............   15,012,500
    400,000       Schering-Plough Corp.............   15,416,000
    600,000       Tenet Healthcare Corp.*..........   26,784,000
                                                    ------------
                                                     364,501,500
                                                    ------------

                  FINANCE - 15.55%

    450,000       American Express Co..............   19,098,000
    500,000       American International Group, Inc.  40,900,000
    766,666       Citigroup, Inc...................   37,681,634
    350,000       Fannie Mae.......................   28,091,000
    250,000       Golden West Financial Corp.......   14,675,000
    250,000       Goldman Sachs Group, Inc.........   22,775,000
    475,000       John Hancock Financial Services,
                  Inc. ............................   17,646,250
  1,050,600       Morgan (J.P.) Chase & Co.........   50,407,788
    400,000       Wells Fargo & Co.................   18,788,000
                                                    ------------
                                                     250,062,672
                                                    ------------

                  INDUSTRIAL - 14.93%

    900,000       Flextronics International, Ltd.*.   24,201,000
    875,000       General Electric Co..............   42,463,750
    575,000       Honeywell International, Inc.....   28,106,000
    345,000       Illinois Tool Works, Inc.........   21,866,100
    375,000       Maxim Integrated Products, Inc.*.   19,068,750
    140,000       Minnesota Mining &
                  Manufacturing Co. ...............   16,661,400
    800,000       Solectron Corp.*.................   20,360,000
    750,000       Tyco International, Ltd..........   40,027,500
    350,000       United Technologies Corp.........   27,328,000
                                                    ------------
                                                     240,082,500
                                                    ------------

                  TECHNOLOGY - 13.87%

    260,000       Applied Materials, Inc.*.........   14,196,000
    625,000       Automatic Data Processing, Inc...   33,906,250
    550,000       EMC Corp.*.......................   21,780,000
    300,000       Genentech, Inc.*.................   15,750,000
    475,000       Intel Corp.......................   14,682,250
    275,000       International Business Machines
                  Corp. ...........................   31,663,500
      9,201       McDATA Corp.*....................      210,059
    300,000       Microsoft Corp.*.................   20,325,000

    SHARES                                               VALUE
 ----------                                           ---------

                  TECHNOLOGY (CONTINUED)

    400,000       Siebel Systems, Inc.*............ $ 18,232,000
  1,000,000       Sun Microsystems, Inc.*..........   17,120,000
    400,000       Teradyne, Inc.*..................   15,800,000
    500,000       Texas Instruments, Inc...........   19,350,000
                                                    ------------
                                                     223,015,059
                                                    ------------

                  ENERGY - 10.49%

    250,000       Anadarko Petroleum Corp..........   16,155,000
    500,000       Baker Hughes, Inc................   19,645,000
    650,000       BP Amoco Plc, ADR................   35,152,000
    760,000       Conoco, Inc., Class B............   23,119,200
    150,000       Cooper Cameron Corp.*............    9,459,000
    245,000       Kerr-McGee Corp..................   17,554,250
    300,000       Schlumberger, Ltd................   19,890,000
    200,000       Transocean Sedco Forex, Inc......   10,856,000
    400,000       Williams Cos., Inc...............   16,868,000
                                                    ------------
                                                     168,698,450
                                                    ------------

                  COMMUNICATIONS - 8.41%

    650,000       American Tower Corp., Class A*...   17,420,000
    450,000       AOL Time Warner, Inc.*...........   22,725,000
    800,000       AT&T Corp., Liberty Media Group*.   12,800,000
     48,000       AT&T Wireless Group*.............      964,800
    850,000       Cisco Systems, Inc.*.............   14,433,000
    750,000       JDS Uniphase Corp.*..............   16,042,500
    500,000       Qwest Communications
                  International, Inc.*.............   20,450,000
     35,000       Tycom, Ltd.*.....................      507,150
    300,000       Viacom, Inc., Class B*...........   15,618,000
    328,959       Williams Communications Group,
                  Inc.* ...........................    1,486,895
    700,000       WorldCom, Inc.*..................   12,775,000
                                                    ------------
                                                     135,222,345
                                                    ------------

                  CONSUMER CYCLICAL - 7.26%

    650,000       CVS Corp.........................   38,317,500
  1,000,000       Dollar General Corp..............   16,500,000
          1       Ford Motor Co....................           29
    300,000       Harley-Davidson, Inc.............   13,827,000
    760,000       Home Depot, Inc..................   35,796,000
    400,000       RadioShack Corp..................   12,252,000
                                                    ------------
                                                     116,692,529
                                                    ------------

                  BASIC MATERIALS - 1.44%

    350,000       Dow Chemical Co..................   11,707,500
    350,000       Georgia-Pacific Group............   11,378,500
                                                    ------------
                                                      23,086,000
                                                    ------------

                  UTILITIES - 1.18%

    400,000       AES Corp.*......................    19,068,000
                                                   -------------
                  TOTAL COMMON STOCKS ............ 1,540,429,055
                                                   -------------
                  (Cost $1,155,418,887)


                       SEE NOTES TO FINANCIAL STATEMENTS.
                                       37

EQUITY GROWTH FUND

APRIL 30, 2001 (UNAUDITED)


   PAR VALUE                                             VALUE
 -----------                                          ---------


REPURCHASE AGREEMENT - 4.21%
$67,730,000       Repurchase Agreement with:
                  Credit Suisse First Boston
                  4.50%, Due 05/01/2001, dated 04/30/2001
                  Repurchase Price $67,738,466
                  (Collateralized by U.S. Treasury
                  Bonds & Notes, 5.63% - 8.38%,
                  Due 08/15/2001 - 11/15/2027;
                  Total Par $66,250,373
                  Market Value $67,738,466)........  $   67,730,000
                                                     --------------
                  TOTAL REPURCHASE AGREEMENT ......      67,730,000
                                                     --------------
                  (Cost $67,730,000)
TOTAL INVESTMENTS - 100.01%........................   1,608,159,055
                                                     --------------
(Cost $1,223,148,887)

NET OTHER ASSETS AND LIABILITIES - (0.01)%.........        (144,410)
                                                     --------------
NET ASSETS - 100.00%...............................  $1,608,014,645
                                                     ==============

--------------------------------------------------------------------------------
*      Non-income producing security.
ADR    American Depositary Receipt


                       SEE NOTES TO FINANCIAL STATEMENTS.
                                       38

GROWTH FUND II

PORTFOLIO OF INVESTMENTS
APRIL 30, 2001 (UNAUDITED)


    SHARES                                               VALUE
 ----------                                           ---------

COMMON STOCKS - 86.70%

                  CONSUMER CYCLICAL - 28.21%

          1       99 Cents Only Stores*............  $        14
    175,000       Bed, Bath & Beyond, Inc.*........    4,956,000
     60,000       Cheesecake Factory (The), Inc.*..    2,283,600
    225,000       Dollar Tree Stores, Inc.*........    4,707,000
     95,000       Fastenal Co......................    6,160,750
    167,700       P.F. Chang's China Bistro, Inc.*.    6,510,114
  1,600,000       Wetherspoon (J.D.) Plc (UK)......    8,893,977
                                                     -----------
                                                      33,511,455
                                                     -----------

                  ENERGY - 15.08%

    100,000       Denbury Resources, Inc.*.........      935,000
     20,000       Noble Drilling Corp.*............      970,000
    150,000       Ocean Energy, Inc................    2,776,500
    300,000       PetroQuest Energy, Inc.*.........    2,106,000
     40,000       Prima Energy Corp.*..............    1,268,000
    217,500       Remington Oil & Gas Corp.*.......    3,299,475
     58,700       Spinnaker Exploration Co.*.......    2,670,850
     50,000       Stone Energy Corp.*..............    2,485,000
    250,000       Ultra Petroleum Corp.*...........    1,400,000
                                                     -----------
                                                      17,910,825
                                                     -----------

                  TECHNOLOGY - 13.01%

    110,000       Avocent Corp.*...................    2,737,900
     83,800       ImagicTV, Inc.*..................       99,722
    125,000       McDATA Corp.*....................    2,853,750
     55,000       McDATA Corp., Class B*...........    1,535,050
     80,000       Microtune, Inc.*.................      964,000
     30,000       NetIQ Corp.*.....................      880,800
     21,000       Precise Software Solutions, Ltd.*      494,550
     75,000       Qlogic Corp.*....................    3,216,750
     65,000       Transmeta Corp., Deleware*.......    1,133,600
     30,000       VeriSign, Inc.*..................    1,538,400
                                                     -----------
                                                      15,454,522
                                                     -----------

                  CONSUMER STAPLES - 11.11%

     76,200       ATS Medical, Inc.*...............      615,696
     41,250       Endocare, Inc.*..................      290,813
     50,000       ESC Medical Systems, Ltd.*.......    1,362,500
     35,000       Gilead Sciences, Inc.*...........    1,714,300
     80,000       Millennium Pharmaceuticals*......    2,976,000
     90,000       Nexia Biotechnologies, Inc.*.....      292,877
     25,000       Professional Detailing, Inc.*....    1,830,000
     19,000       Protein Design Labs, Inc.*.......    1,220,750
     36,100       SurModics, Inc.*.................    1,995,969
     97,700       Thoratec Laboratories Corp.*.....      896,886
                                                     -----------
                                                      13,195,791
                                                     -----------

    SHARES                                               VALUE
 ----------                                           ---------

                  INDUSTRIAL - 10.29%

     75,000       Danaher Corp.....................  $ 4,200,750
     75,000       Presstek, Inc.*..................      903,750
    125,000       Shaw Group (The), Inc.*..........    7,125,000
                                                     -----------
                                                      12,229,500
                                                     -----------

                  COMMUNICATIONS - 5.83%

    200,000       Finisar Corp.*...................    2,990,000
     50,000       Leap Wireless International, Inc.*   1,743,000
     40,000       Metro One Telecommunications, Inc.*  1,693,200
    144,400       Zengine, Inc.*...................      505,400
                                                     -----------
                                                       6,931,600
                                                     -----------

                  FINANCE - 3.17%

     70,000       Fifth Third Bancorp..............    3,763,200
                                                     -----------
                  TOTAL COMMON STOCKS .............  102,996,893
                                                     -----------
                  (Cost $88,774,883)

PREFERRED STOCK (A) - 2.53%
    394,218       Network Specialists, Series A....    2,999,999
                                                     -----------
                  TOTAL PREFERRED STOCK ...........    2,999,999
                                                     -----------
                  (Cost $2,999,999)

   PAR VALUE
  ----------
REPURCHASE AGREEMENT - 10.53%
$12,515,000       Repurchase Agreement with:
                  Credit Suisse First Boston
                  4.50%, Due 05/01/2001, dated 04/30/2001
                  Repurchase Price $12,516,564
                  (Collateralized by U.S. Treasury
                  Bonds & Notes, 5.63% - 8.38%,
                  Due 08/15/2001 - 11/15/2027;
                  Total Par $12,241,598
                  Market Value $12,765,345)........    12,515,000
                                                     ------------
                  TOTAL REPURCHASE AGREEMENT ......    12,515,000
                                                     ------------
                  (Cost $12,515,000)
TOTAL INVESTMENTS - 99.76%.........................   118,511,892
                                                     ------------
(Cost $104,289,882)

NET OTHER ASSETS AND LIABILITIES - 0.24%...........       282,408
                                                     ------------
NET ASSETS - 100.00%...............................  $118,794,300
                                                     ============

--------------------------------------------------------------------------------
*      Non-income producing security.
(A) Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. This security may only be resold, in a transaction exempt from registration, to qualified institutional buyers. At April 30, 2001, this security amounted to $2,999,999, or 2.53% of net assets.
(UK)   United Kingdom Equity

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                       39

SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS
APRIL 30, 2001 (UNAUDITED)


    SHARES                                               VALUE
 ----------                                           ---------

COMMON STOCKS - 90.24%

                  INDUSTRIAL - 19.35%

    155,000       ABC-NACO, Inc.*..................  $   327,050
    115,050       Advanced Technical Products, Inc.*     816,855
    272,600       AirNet Systems, Inc.*............    1,308,480
    196,500       Albany International Corp., Class A  3,894,630
    118,800       Analogic Corp....................    5,701,212
    398,600       Benchmark Electronics, Inc.*.....   10,164,300
    121,900       Calgon Carbon Corp...............      993,485
    168,400       Capital Environmental Resource,
                  Inc.* ...........................      372,164
    103,850       Chicago Bridge & Iron Co.........    2,773,833
    130,900       CIRCOR International, Inc........    2,258,025
     69,400       CLARCOR, Inc.....................    1,714,180
     92,400       CTB International Corp.*.........      863,016
    228,400       Denison International Plc, ADR*..    3,563,040
    157,900       Gerber Scientific, Inc...........    1,097,405
    123,700       Giga-Tronics, Inc.*..............      703,853
    153,500       Greif Brothers Corp., Class A....    4,439,220
    163,700       Gulfmark Offshore, Inc.*.........    5,893,200
     59,300       Heartland Express, Inc.*.........    1,628,971
    151,069       Interlogix, Inc.*................    3,474,587
     47,710       K-Tron International, Inc.*......      708,493
    158,400       Kaman Corp., Class A.............    2,637,360
     40,200       Keithley Instruments, Inc........    1,067,310
     80,600       KEY Technology, Inc.*............      448,942
    172,300       Ladish Co., Inc.*................    1,860,840
    226,300       Layne Christensen Co.*...........    1,595,415
     35,242       Lennox International, Inc........      376,032
    248,675       LSI Industries, Inc..............    5,483,284
    144,200       Lydall, Inc.*....................    1,743,378
    204,400       NCI Building Systems, Inc.*......    2,454,844
    193,100       Northwest Pipe Co.*..............    2,462,025
     96,900       Offshore Logistics, Inc.*........    2,567,850
     25,600       Osmonics, Inc.*..................      206,080
    130,000       Pentair, Inc.....................    4,000,100
    153,300       Rayovac Corp.*...................    3,188,640
    143,800       Roadway Express, Inc.............    3,508,720
    234,900       Sauer-Danfoss, Inc...............    2,172,825
    188,844       Terex Corp.*.....................    3,701,342
     87,400       TransTechnology Corp.............      511,290
    182,100       Valmont Industries, Inc..........    2,729,679
     87,100       Willis Lease Finance Corp.*......      770,835
    109,000       Wood's (T.B.) Corp...............      828,400
                                                     -----------
                                                      97,011,190
                                                     -----------

                  CONSUMER STAPLES - 16.60%

    146,400       ASI Solutions, Inc.*.............    2,080,344
     48,200       ATS Medical, Inc.*...............      389,456
    302,400       Beverly Enterprises, Inc.*.......    2,207,520
    221,900       Children's Comprehensive
                  Services, Inc.* .................      832,125
    104,800       Corn Products International, Inc.    2,567,600
    156,200       Datascope Corp...................    5,916,856
    211,900       DaVita, Inc.*....................    3,729,440
    225,400       Delta & Pine Land Co.............    5,387,060
     29,240       Flowers Foods, Inc.*.............      796,790

    SHARES                                               VALUE
 ----------                                           ---------

                  CONSUMER STAPLES (CONTINUED)

    194,400       Health Management Systems, Inc.*.  $   309,096
    293,926       ICN Pharmaceuticals, Inc.........    7,530,384
     81,100       Ingles Markets, Inc., Class A....    1,021,860
     80,000       Interstate Bakeries Corp.........    1,122,400
    285,000       Invacare Corp....................   10,060,500
    104,100       ITT Educational Services, Inc.*..    3,705,960
    491,684       kforce.com, Inc.*................    2,561,674
    184,300       Kroll-O'Gara (The) Co.*..........    1,271,670
    147,300       Lifecore Biomedical, Inc.*.......      783,636
    148,875       Minntech Corp....................    1,296,701
    127,700       MPW Industrial Services
                  Group, Inc.* ....................      187,080
    109,600       Nashua Corp.*....................      613,760
    121,000       NCO Group, Inc.*.................    3,267,000
    420,600       Nextera Enterprises, Inc., Class A*    416,394
     35,400       Performance Food Group Co.*......    1,910,538
    304,700       PSS World Medical, Inc.*.........    1,386,385
    121,300       RemedyTemp, Inc., Class A*.......    1,267,585
     20,900       Rent-A-Center, Inc.*.............      756,580
    587,025       Res-Care, Inc.*..................    2,641,612
    160,621       Respironics, Inc.*...............    5,098,111
    122,400       Scios, Inc.*.....................    3,330,749
    368,300       SOS Staffing Services, Inc.*.....      478,790
    421,400       Spherion Corp.*..................    3,442,838
    222,600       United Natural Foods, Inc.*......    3,107,496
     45,800       Wackenhut Corp., Class A.........      753,868
    138,400       Westaff, Inc.*...................      304,480
    120,300       York Group, Inc..................      678,492
                                                     -----------
                                                      83,212,830
                                                     -----------

                  FINANCE - 13.78%

     48,100       American Physicians Capital, Inc.*     913,900
     17,800       AmeriCredit Corp.*...............      825,208
    129,220       AmerUs Group Co..................    4,125,995
     85,600       Annuity & Life Re (Holdings), Ltd.   2,555,160
     77,900       Brandywine Realty Trust, REIT....    1,536,188
     87,600       Brown & Brown, Inc...............    3,714,240
     58,900       BSB Bancorp, Inc.................    1,198,026
     32,900       Connecticut Bancshares, Inc.*....      675,437
    127,900       Corporate Office Properties
                  Trust, Inc., REIT................    1,279,000
     70,000       Great American Financial
                  Resources, Inc.                      1,190,000
     54,533       Hanmi Financial Corp.*...........      913,428
    277,825       Healthcare Financial
                  Partners, Inc., REIT (A)*........    4,553,552
    111,130       Healthcare Financial
                  Partners, Inc., WTS (A)*.........            0
     65,650       Healthcare Realty Trust, Inc., REIT  1,575,600
    118,183       Heller Financial, Inc............    3,771,220
    166,200       Horace Mann Educators Corp.......    2,818,752
    107,500       Innkeepers USA Trust, Inc., REIT.    1,220,125
     24,400       Kansas City Life Insurance Co....      922,320
     48,000       Kilroy Realty Corp., REIT........    1,274,400
    187,400       Matrix Bancorp, Inc.*............    1,697,844
     56,100       National Golf Properties,
                  Inc., REIT ......................    1,329,570
     60,000       Ohio Casualty Corp...............      558,000


                       SEE NOTES TO FINANCIAL STATEMENTS.
                                       40

SMALL CAP VALUE FUND

APRIL 30, 2001 (UNAUDITED)

    SHARES                                               VALUE
 ----------                                           ---------

                  FINANCE (CONTINUED)

    118,800       Pacific Century Financial Corp...  $ 2,661,120
     28,900       Pacific Northwest Bancorp........      516,154
     18,300       PICO Holdings, Inc.*.............      235,338
     36,300       Prime Group Realty Trust, REIT...      500,940
    482,064       Republic Bancorp, Inc............    6,387,348
    122,500       Seacoast Financial Services Corp.    1,629,250
    161,100       Selective Insurance Group, Inc...    3,971,115
    139,200       Silicon Valley Bancshares*.......    3,488,352
     58,700       SL Green Realty Corp., REIT......    1,679,407
    162,900       Superior Financial Corp.*........    2,182,860
     98,010       Texas Regional Bancshares, Inc.,
                  Class A .........................    3,528,360
    113,900       Webster Financial Corp...........    3,628,854
                                                     -----------
                                                      69,057,063
                                                     -----------

                  CONSUMER CYCLICAL - 11.21%

     89,200       America West Holdings Corp.,
                  Class B* ........................      910,732
    132,300       Applebee's International, Inc....    5,543,370
    116,800       Atlantic Coast Airlines
                  Holdings, Inc.* .................    2,826,560
    118,850       Bassett Furniture Industries, Inc.   1,681,727
     90,500       Buckle, Inc.*....................    1,832,625
     91,100       CEC Entertainment, Inc.*.........    4,668,875
     86,700       Culp, Inc........................      411,825
     10,500       Ethan Allen Interiors, Inc.......      372,750
    169,300       Friendly Ice Cream Corp.*........      306,433
    173,500       G & K Services, Inc., Class A....    3,322,525
    138,100       Goody's Family Clothing, Inc.*...      559,305
    258,950       InterTAN, Inc.*..................    3,630,479
    141,900       K2, Inc.*........................    1,156,485
    176,000       Midwest Express Holdings, Inc.*..    2,726,240
     46,500       Newmark Homes Corp.*.............      627,285
    125,105       O'Charley's, Inc.*...............    2,464,568
    114,700       Oshkosh Truck Corp...............    4,471,006
    103,100       Phillips-Van Heusen Corp.........    1,546,500
    172,900       R & B, Inc.*.....................      421,876
     83,600       Rocky Shoes & Boots, Inc.*.......      385,396
    106,200       Ruby Tuesday, Inc................    2,023,110
    301,400       Ryan's Family Steak Houses, Inc.*    3,610,772
    103,100       Topps Co. (The) Inc.*............    1,015,535
     62,500       Toro Co..........................    2,884,375
    349,300       Unifirst Corp....................    5,553,870
    193,700       WestPoint Stevens, Inc...........    1,253,239
                                                     -----------
                                                      56,207,463
                                                     -----------

                  ENERGY - 11.11%

     64,200       3TEC Energy Corp.*...............    1,122,858
     75,400       Atwood Oceanics, Inc.*...........    3,366,610
    108,700       Bellwether Exploration Co.*......      914,167
    141,200       Callon Petroleum Co.*............    1,756,528
     94,500       Core Laboratories NV*............    2,256,660
    244,500       Cross Timbers Oil Co.............    6,638,175
     97,400       Evergreen Resources, Inc.*.......    4,144,370
    105,700       Exco Resources, Inc.*............    2,145,710
    149,700       Houston Exploration (The) Co.*...    4,865,250
    110,700       KEY Production Co., Inc.*........    2,485,215
    156,300       Louis Dreyfus Natural Gas Corp.*.    5,955,030

    SHARES                                               VALUE
 ----------                                           ---------

                  ENERGY (CONTINUED)

    142,600       Marine Drilling Cos., Inc.*......  $ 4,273,722
    171,020       Meridian Resource Corp.*.........    1,289,491
    168,700       Midcoast Energy Resources, Inc...    4,536,343
     40,000       Nuevo Energy Co.*................      716,000
     90,800       Oceaneering International, Inc.*.    2,161,040
     35,200       Penn Virginia Corp...............    1,566,400
     81,500       Triton Energy, Ltd.*.............    2,046,465
    166,600       Vintage Petroleum, Inc...........    3,441,956
                                                     -----------
                                                      55,681,990
                                                     -----------

                  TECHNOLOGY - 6.66%

     80,700       3DO (The) Co.*...................      178,347
    172,300       Acxiom Corp.*....................    2,613,791
    191,200       Analysts International Corp......    1,003,800
    265,100       Bell & Howell Co.*...............    6,892,600
    387,200       Computer Task Group, Inc.........    1,955,360
    227,300       Infinium Software, Inc.*.........      302,309
    192,800       infoUSA, Inc.*...................      856,032
    159,500       Integral Systems, Inc.*..........    2,631,750
    334,600       Iomega Corp.*....................    1,134,294
    124,900       Landmark Systems Corp.*..........      424,660
    247,500       Metro Information Services, Inc.*    1,138,500
    245,800       MSC.Software Corp.*..............    3,723,870
    154,650       Peak International, Ltd.*........      966,563
     66,700       Pericom Semiconductor Corp.*.....    1,199,933
    259,100       Progress Software Corp.*.........    3,666,265
    190,600       Silicon Storage Technology, Inc.*    1,894,564
     48,600       SONICblue, Inc.*.................      237,654
    163,300       Sybase, Inc.*....................    2,571,975
                                                     -----------
                                                      33,392,267
                                                     -----------

                  UTILITIES - 5.11%

     24,700       American States Water Co.........      812,630
    138,850       Atmos Energy Corp................    3,147,730
     99,650       Cascade Natural Gas Corp.........    1,988,018
     91,400       Conectiv, Inc....................    2,038,220
     57,300       Kansas City Power & Light Co.....    1,495,530
     20,000       Middlesex Water Co., Inc.........      623,000
     60,500       New Jersey Resources Corp........    2,619,045
    178,300       Niagara Mohawk Holdings, Inc.....    2,997,223
     80,700       NUI Corp.........................    1,803,645
     85,900       Philadelphia Suburban Corp.......    2,001,470
     50,500       South Jersey Industries, Inc.....    1,562,975
    216,500       Southwest Gas Corp...............    4,557,325
                                                     -----------
                                                      25,646,811
                                                     -----------

                  COMMUNICATIONS - 4.53%

    122,850       ADVO, Inc.*......................    3,991,396
    149,000       CT Communications, Inc...........    2,114,310
    164,200       General Communication, Inc.,
                  Class A* ........................    1,553,332
    136,100       Houghton Mifflin Co..............    6,193,911
    193,400       Hypercom Corp.*..................      763,930
     64,600       Motient Corp.*...................       69,122

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                       41

SMALL CAP VALUE FUND

APRIL 30, 2001 (UNAUDITED)

    SHARES                                               VALUE
 ----------                                           ---------

                  COMMUNICATIONS (CONTINUED)

    244,500       Performance Technologies, Inc.*..  $ 3,117,375
     65,200       Sinclair Broadcast Group Inc.*...      532,684
     66,600       Telemate.Net Software, Inc.*.....       73,260
    107,400       Young Broadcasting, Inc., Class A*   4,296,000
                                                     -----------
                                                      22,705,320
                                                     -----------

                  BASIC MATERIALS - 1.89%

    243,800       Airgas, Inc.*....................    2,182,010
    120,200       Buckeye Technologies, Inc.*......    1,465,238
    169,800       Longview Fibre Co................    2,156,460
    124,700       Reliance Steel & Aluminum Co.....    3,653,710
                                                     -----------
                                                       9,457,418
                                                     -----------
                  TOTAL COMMON STOCKS .............  452,372,352
                                                     -----------
                  (Cost $432,120,681)

   PAR VALUE
  ----------

CORPORATE BOND - 0.08%

$   369,900       MSC.Software Corp. Convertible
                  Subordinated Debenture
                  7.88%, 08/18/04..................      398,567
                                                     -----------
                  TOTAL CORPORATE BOND ............      398,567
                                                     -----------
                  (Cost $369,900)

   PAR VALUE                                             VALUE
  ----------                                           ---------

REPURCHASE AGREEMENT - 9.53%

$47,756,000       Repurchase Agreement with:
                  Credit Suisse First Boston
                  4.50%, Due 05/01/2001, dated 04/30/2001
                  Repurchase Price $47,761,970
                  (Collateralized by U.S. Treasury
                  Bonds & Notes 5.63% - 8.38%,
                  Due 08/15/2001 - 11/15/2027;
                  Total Par $46,712,725
                  Market Value $48,711,292)........  $ 47,756,000
                                                     ------------
                  TOTAL REPURCHASE AGREEMENT ......    47,756,000
                                                     ------------
                  (Cost $47,756,000)

TOTAL INVESTMENTS - 99.85%.........................   500,526,919
                                                     ------------
(Cost $480,246,581)

NET OTHER ASSETS AND LIABILITIES - 0.15%...........       742,931
                                                     ------------
NET ASSETS - 100.00%...............................  $501,269,850
                                                     ============

--------------------------------------------------------------------------------
*      Non-income producing security.
(A) Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold, in transactions exempt from registration, to qualified institutional buyers. On April 30, 2001, these securities amounted to $4,553,552 or 0.91% of net assets.
ADR    American Depositary Receipt
REIT   Real Estate Investment Trust
WTS    Warrants

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                        42

SMALL COMPANY EQUITY FUND

PORTFOLIO OF INVESTMENTS
APRIL 30, 2001 (UNAUDITED)

     SHARES                                               VALUE
  ----------                                           ---------

      COMMON STOCKS - 95.75%

                  CONSUMER CYCLICAL - 22.40%

    214,450       American Classic Voyages Co.*....  $ 2,035,130
     96,960       Applebee's International, Inc....    4,062,624
    191,480       Bally Total Fitness Holding Corp.*   5,246,552
     30,900       Beazer Homes USA, Inc.*..........    1,804,560
    335,080       Bombay Co. (The), Inc.*..........      938,224
     65,130       Borg-Warner, Inc.................    2,900,239
    202,510       Brass Eagle, Inc.*...............    1,437,821
     38,800       Brookstone, Inc.*................      599,460
    181,600       Buca, Inc.*......................    3,750,040
     77,100       Casey's General Stores, Inc......      929,826
    354,370       Cash America International, Inc..    2,834,960
     92,620       CEC Entertainment, Inc.*.........    4,746,775
    116,000       Clayton Homes, Inc...............    1,614,720
    130,370       Cooper Tire & Rubber Co..........    1,569,655
    200,080       D.R.Horton, Inc..................    4,845,938
     92,100       Duane Reade, Inc.*...............    3,119,427
    255,960       Dura Automotive Systems, Inc.*...    3,327,480
    113,400       Furniture Brands
                  International, Inc.* ............    2,570,778
     85,500       Harman International
                  Industries, Inc. ................    2,714,625
    254,960       InterTAN, Inc.*..................    3,574,539
     45,200       Longs Drug Stores, Inc...........    1,340,180
     29,800       Maxwell Shoe Co., Inc.*..........      449,980
    100,400       Mesa Air Group, Inc.*............    1,104,400
     84,280       Midwest Express Holdings, Inc.*..    1,305,497
     63,500       Mobile Mini, Inc.*...............    1,879,600
      1,400       Navigant International, Inc.*....       16,100
    249,320       Nu Skin Enterprises, Inc., Class A   1,844,968
    106,800       O'Charley's, Inc.*...............    2,103,960
    143,290       Pier 1 Imports, Inc..............    1,590,519
     46,870       Polaris Industries, Inc..........    1,813,869
     10,720       Prime Hospitality Corp.*.........      110,309
    128,595       Rare Hospitality
                  International, Inc.* ............    3,594,230
    153,500       Ruby Tuesday, Inc................    2,924,175
     30,900       Ryland Group, Inc................    1,468,059
     31,100       School Specialty, Inc.*..........      713,745
     91,500       SCP Pool Corp.*..................    2,882,250
     74,400       Shuffle Master, Inc.*............    2,209,680
     66,000       Stanley Furniture, Inc.*.........    1,914,000
     48,400       Toll Brothers, Inc.*.............    1,718,200
    323,860       Tower Automotive, Inc.*..........    3,432,916
    134,580       Travis Boats & Motors, Inc.*.....      322,992
    168,000       Tweeter Home Entertainment
                  Group, Inc.*.....................    4,201,680
    112,900       Ultimate Electronics, Inc.*......    2,811,210
    153,000       United Stationers, Inc.*.........    4,355,910
    127,480       Vans, Inc.*......................    2,656,683
     38,300       Wabash National Corp.............      459,983
    274,070       Watsco, Inc......................    3,546,466
    137,700       Zale Corp.*......................    4,593,672
                                                     -----------
                                                     111,988,606
                                                     -----------

     SHARES                                               VALUE
  ----------                                           ---------

                  CONSUMER STAPLES - 18.43%

    118,995       Accredo Health, Inc.*............  $ 4,052,970
    123,700       Adolor Corp.*....................    1,985,385
    122,700       Atrix Laboratories, Inc.*........    2,049,090
    294,900       ATS Medical, Inc.*...............    2,382,792
    121,020       Bright Horizon Family
                  Solutions, Inc.* ................    3,007,347
     45,800       Cerus Corp.*.....................    2,544,190
    148,670       Charles River Associates, Inc.*..    1,531,301
    149,010       Education Management, Inc.*......    4,656,562
    196,000       ESC Medical Systems, Ltd.*.......    5,341,000
     61,800       F.Y.I., Inc.*....................    2,147,550
    127,160       FirstService Corp.*..............    2,288,880
     91,500       Haemonetics Corp.*...............    2,973,750
    451,170       Hooper Holmes, Inc...............    4,624,492
     91,500       IDEXX Laboratories, Inc.*........    2,480,565
    169,100       Kroll-O'Gara (The) Co.*..........    1,166,790
    153,300       Lifecore Biomedical, Inc.*.......      815,556
    157,170       LifePoint Hospitals, Inc.*.......    5,456,942
     96,750       Luminex Corp.*...................    1,357,402
    122,900       Med-Design Corp.*................    2,218,345
     20,400       Neopharm, Inc.*..................      517,140
    119,034       On Assignment, Inc.*.............    2,036,672
    154,520       Orthodontic Centers of
                  America, Inc.* ..................    4,210,670
    153,100       Pennzoil-Quaker State Co.........    2,175,551
     61,000       Performance Food Group Co.*......    3,292,170
    211,080       Pre-Paid Legal Services, Inc.*...    4,643,760
    111,010       Province Healthcare Co.*.........    2,844,076
    126,500       Regeneration Technologies, Inc.*.    1,645,765
    122,500       Rent-A-Center, Inc.*.............    4,434,500
    126,730       Source Information Management Co.*     504,385
    119,000       Sylvan Learning Systems, Inc.*...    2,406,180
    272,380       Thoratec Laboratories Corp.*.....    2,500,448
    184,400       Triad Hospitals, Inc.*...........    5,670,300
    245,700       U.S. Oncology, Inc.*.............    2,199,015
                                                     -----------
                                                      92,161,541
                                                     -----------

                  INDUSTRIAL - 14.25%

    168,400       Armor Holdings, Inc.*............    2,803,860
    149,640       Axsys Technologies*..............    2,424,168
     36,850       Brooks Automation, Inc.*.........    2,307,179
     59,500       Chicago Bridge & Iron Co.........    1,589,245
     62,675       CUNO, Inc.*......................    1,599,466
    140,200       DAL-Tile International, Inc.*....    2,088,980
     88,500       EGL, Inc.*.......................    2,098,335
     88,500       Engineered Support Systems, Inc..    2,346,135
    148,300       Foster Wheeler Corp..............    2,231,915
     92,800       Genesee & Wyoming, Inc.*.........    2,454,560
    174,050       Gentex Corp.*....................    4,699,350
    105,750       Graco, Inc.......................    2,897,550
     60,900       Heartland Express, Inc.*.........    1,672,923
    342,570       HEICO Corp., Class A.............    5,755,176
    221,120       Hexcel Corp.*....................    2,051,994
    120,900       LeCroy Corp.*....................    2,321,280
    129,260       Maverick Tube Corp.*.............    3,153,944
    123,700       NCI Building Systems, Inc.*......    1,485,637
    288,520       NS Group, Inc.*..................    4,714,417


                       SEE NOTES TO FINANCIAL STATEMENTS.
                                       43

SMALL COMPANY EQUITY FUND

APRIL 30, 2001 (UNAUDITED)

     SHARES                                               VALUE
  ----------                                           ---------

                  INDUSTRIAL (CONTINUED)

    315,220       PCD, Inc.*.......................  $ 1,676,970
    161,990       Presstek, Inc.*..................    1,951,980
     91,500       Swift Transportation Co., Inc.*..    1,666,215
    183,600       Titan Corp.*.....................    3,066,120
    129,130       TRC Cos., Inc.*..................    4,086,965
     92,470       Trico Marine Services, Inc.*.....    1,338,966
     91,500       UTI Worldwide, Inc...............    1,517,985
     89,300       Valence Technology, Inc.*........      495,615
    152,500       Werner Enterprises, Inc..........    3,034,750
    119,100       Willbros Group, Inc.*............    1,697,175
                                                     -----------
                                                      71,228,855
                                                     -----------

                  TECHNOLOGY - 13.55%

    151,600       ADE Corp.*.......................    2,418,020
    143,440       Asyst Technologies, Inc.*........    2,660,812
     65,130       Cognex Corp.*....................    1,921,986
     88,700       Credence Systems Corp.*..........    2,106,625
     46,820       DuPont Photomasks, Inc.*.........    2,612,556
    110,300       eRoomSystem Technologies, Inc.*..      204,055
     40,730       FactSet Research Systems, Inc....    1,445,915
     36,900       Fair, Isaac & Co., Inc...........    2,561,598
     78,600       Forrester Research, Inc.*........    1,816,446
     86,860       Helix Technology Corp............    2,692,660
    123,700       Integrated Measurement
                  Systems, Inc.* ..................    1,595,730
     92,800       Intrusion.com, Inc.*.............      417,600
     95,420       LTX Corp.*.......................    2,568,706
    171,540       Management Network Group, Inc.*..      850,838
    325,610       Mercator Software, Inc.*.........      634,940
    198,100       Meta Group, Inc.*................      445,725
     45,550       Methode Electronics, Inc., Class A     260,546
    103,700       Moldflow Corp.*..................    1,280,695
    199,600       Nam Tai Electronics, Inc.........    2,546,896
     46,400       National Data Corp...............    1,329,360
     65,930       National Instruments Corp.*......    2,307,550
     92,100       Photon Dynamics, Inc.*...........    2,855,100
    126,240       Photronics, Inc.*................    3,624,350
    288,520       Pioneer Standard Electronics, Inc.   3,462,240
    160,170       PLATO Learning, Inc.*............    2,714,882
     59,600       PRI Automation, Inc.*............    1,138,956
    556,880       ProsoftTraining.com*.............    1,704,053
    223,730       SeaChange International, Inc.*...    3,669,172
    342,870       Secure Computing Corp.*..........    4,927,042
     58,961       SPSS, Inc.*......................      765,903
    302,100       Tanning Technology Corp.*........    1,392,681
    119,100       Therma-Wave, Inc.*...............    2,016,363
     61,800       Varian Semiconductor Equipment*..    2,814,990
     32,910       Veeco Instruments, Inc.*.........    1,652,411
    246,800       Zamba Corp.*.....................      328,244
                                                     -----------
                                                      67,745,646
                                                     -----------

     SHARES                                               VALUE
  ----------                                           ---------

                  FINANCE - 10.83%

     61,800       Andover Bancorp, Inc.............  $ 2,193,900
    114,400       Annuity & Life Re (Holdings), Ltd.   3,414,840
     38,060       Commerce Bancorp, Inc............    2,626,140
    112,800       Fidelity National Financial, Inc.    2,640,648
     63,700       Flushing Financial Corp..........    1,305,850
     95,700       HCC Insurance Holdings, Inc......    2,698,740
    237,710       Hibernia Corp., Class A..........    3,879,427
     67,430       Hudson United Bancorp............    1,602,137
    218,540       MFC Bancorp, Ltd.*...............    1,816,067
    192,480       Mutual Risk Management, Ltd......    1,243,421
    113,505       Provident Bankshares Corp........    2,540,242
     30,000       Resource Bancshares
                  Mortgage Group, Inc..............      228,300
     61,300       Richmond County Financial Corp...    2,068,262
    334,120       Riggs National Corp..............    5,295,802
    178,410       Southwest Bancorp of Texas, Inc.*    5,976,735
    122,700       Sterling Bancshares, Inc.........    2,212,281
     92,800       Trenwick Group, Ltd..............    1,856,000
     61,800       Valley National Bancorp..........    1,779,840
     91,500       Webster Financial Corp...........    2,915,190
    160,100       Westamerica Bancorp..............    5,859,660
                                                     -----------
                                                      54,153,482
                                                     -----------

                  ENERGY - 9.75%

    165,860       3TEC Energy Corp.*...............    2,900,891
    119,200       Arch Coal, Inc...................    3,689,240
    151,400       ATP Oil & Gas Corp.*.............    1,930,350
     74,000       Brown (Tom), Inc.*...............    1,894,400
     64,320       Cabot Oil & Gas Corp., Class A...    1,860,134
    258,070       Callon Petroleum Co.*............    3,210,391
    107,120       Cross Timbers Oil Co.............    2,908,308
     37,120       Evergreen Resources, Inc.*.......    1,579,456
    119,200       Exco Resources, Inc.*............    2,419,760
    184,800       Grey Wolf, Inc.*.................    1,182,720
    149,167       Magin Energy, Inc.*..............      524,245
    184,900       Marine Drilling Cos., Inc.*......    5,541,453
    163,500       Massey Energy Co.................    3,680,385
    238,200       PetroQuest Energy, Inc.*.........    1,672,164
    126,040       Pioneer Natural Resources Co.*...    2,408,624
    122,500       Prize Energy Corp.*..............    2,560,250
     80,316       PYR Energy Corp.*................      437,722
     43,220       St. Mary Land & Exploration Co...    1,074,017
    144,880       Swift Energy Co.*................    4,615,877
     61,300       Universal Compression
                  Holdings, Inc.* .................    2,206,800
     10,800       Western Gas Resources, Inc.......      429,408
                                                     -----------
                                                      48,726,595
                                                     -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                       44

SMALL COMPANY EQUITY FUND

APRIL 30, 2001 (UNAUDITED)

     SHARES                                               VALUE
  ----------                                           ---------

                  COMMUNICATIONS - 3.39%

     59,150       Aeroflex, Inc.*..................  $   881,926
     46,380       AirGate Pcs, Inc.*...............    1,836,648
    149,580       Arguss Communications, Inc.*.....      854,102
     45,970       Intranet Solutions, Inc.*........    1,520,688
     87,180       Lightbridge, Inc.*...............    1,165,597
     49,045       Netegrity, Inc.*.................    1,961,310
    142,610       Pegasus Solutions, Inc.*.........    1,411,839
     28,723       Powertel, Inc.*..................    1,848,038
    123,700       RMH Teleservices, Inc.*..........      868,374
     58,600       Saba Software, Inc.*.............      468,800
    119,840       Spectralink Corp.*...............    1,215,178
     68,840       Stratos Lightwave, Inc.*.........      550,030
     87,040       Tollgrade Communcations, Inc.*...    2,386,637
                                                     -----------
                                                      16,969,167
                                                     -----------

                  BASIC MATERIALS - 3.15%

    166,800       Olin Corp........................    3,160,860
    251,760       RTI International Metals, Inc.*..    3,552,334
     92,100       Scotts Co., Class A*.............    3,849,780
    448,680       Titanium Metals Corp.*...........    5,168,794
                                                     -----------
                                                      15,731,768
                                                     -----------
                  TOTAL COMMON STOCKS .............  478,705,660
                                                     -----------
                  (Cost $444,359,781)

   PAR VALUE                                             VALUE
  ----------                                           ---------

REPURCHASE AGREEMENT - 3.05%

$15,249,000       Repurchase Agreement with:
                  Credit Suisse First Boston
                  4.50%, Due 05/01/2001, dated 04/30/2001
                  Repurchase Price $15,250,906
                  (Collateralized by U.S. Treasury
                  Bonds & Notes, 5.63% - 8.38%
                  Due 08/15/2001 - 11/15/2027
                  Total Par $14,915,871
                  Market Value $15,554,035)........ $ 15,249,000
                                                    ------------
                  TOTAL REPURCHASE AGREEMENT ......   15,249,000
                                                    ------------
                  (Cost $15,249,000)
TOTAL INVESTMENTS - 98.80%.........................  493,954,660
                                                    ------------
(Cost $459,608,781)

NET OTHER ASSETS AND LIABILITIES - 1.20%...........    6,020,718
                                                    ------------
NET ASSETS - 100.00%............................... $499,975,378
                                                    ============

--------------------------------------------------------------------------------
*      Non-income producing security.


                       SEE NOTES TO FINANCIAL STATEMENTS.
                                       45

INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS
APRIL 30, 2001 (UNAUDITED)

     SHARES                                               VALUE
  ----------                                           ---------

COMMON STOCKS - 98.63%

                  BRAZIL - 0.34%

    312,096       Embratel Participacoes SA, ADR...  $ 2,830,711
                                                     -----------

                  CANADA - 0.74%

    399,830       Nortel Networks Corp.............    6,089,411
                                                     -----------

                  FRANCE - 15.87%

    307,672       Alstom...........................    8,864,030
    155,738       Aventis SA.......................   11,970,606
    206,855       Aventis SA, Series A*............   16,010,577
    211,263       Carrefour Super Marche SA........   12,183,537
    409,552       European Aeronautic Defense &
                  Space Co.........................    7,443,297
    143,702       Sanofi-Synthelabo SA.............    8,612,157
    102,408       Suez Lyonnaise Des Eaux..........   15,125,556
    138,994       Total Fina Elf SA................   20,701,785
    219,517       Valeo SA.........................   10,119,847
    280,498       Vivendi Universal SA.............   19,409,088
                                                     -----------
                                                     130,440,480
                                                     -----------

                  GERMANY - 5.84%

     45,032       Allianz AG.......................   12,954,806
    198,109       DaimlerChrysler AG, Registered...    9,914,495
    243,392       E.ON AG..........................   12,223,868
     45,501       Munchener Rueckversicherungs-
                  Gesellschaft AG, Registered......   12,888,259
                                                     -----------
                                                      47,981,428
                                                     -----------

                  HONG KONG - 6.29%

  2,863,500       China Mobile, Ltd.*..............   14,062,340
  9,236,000       China Unicom, Ltd.*..............   12,967,602
    758,200       Hutchison Whampoa, Ltd...........    8,190,593
  1,243,000       MRT Corp., Ltd.*.................    2,143,656
  1,542,000       Sun Hung Kai Properties, Ltd.....   14,334,548
                                                     -----------
                                                      51,698,739
                                                     -----------

                  ITALY - 6.19%

  3,732,172       Banca Nazionale Del Lavoro SpA*..   11,868,307
  2,794,435       ENI SpA..........................   19,125,542
  1,052,558       Mediaset SpA.....................   12,261,507
  1,112,211       Telecom Italia Mobile SpA........    7,641,724
                                                     -----------
                                                      50,897,080
                                                     -----------

                  JAPAN - 18.65%

    815,000       Bridgestone Corp.................    9,387,987
    441,000       Fujitsu, Ltd.....................    6,068,725
    266,000       KAO Corp.........................    6,761,160
     43,700       Matsushita Communication
                  Industrial Co. ..................    2,405,472
      2,434       Mizuho Holdings, Inc.............   14,993,920

     SHARES                                               VALUE
  ----------                                           ---------

                  JAPAN (CONTINUED)

    112,100       Murata Manufacturing Co., Ltd....  $ 9,428,250
  2,574,000       Nissan Motor Co., Ltd.*..........   17,648,260
    591,000       Nomura Securities Co., Ltd.......   12,486,420
        904       NTT Mobile Communication Network.   18,587,120
     74,000       Rohm Co., Ltd....................   13,058,646
  1,016,000       Sharp Corp.......................   13,973,237
     39,408       Shohkoh Fund & Co., Ltd..........    5,904,740
    233,000       Takeda Chemical Industries, Ltd..   11,241,186
     42,200       Takefuji Corp....................    3,306,723
    290,000       Yamanouchi Pharmaceutical Co., Ltd.  8,028,493
                                                     -----------
                                                     153,280,339
                                                     -----------

                  NETHERLANDS - 16.13%

    102,847       Gucci Group NV, ADR..............    9,364,219
    184,431       ING Groep NV*....................   12,585,134
    664,001       Koninklijke Ahold NV.............   20,603,416
  1,606,134       Koninklijke (Royal) KPN NV.......   19,621,556
    219,763       Royal Dutch Petroleum Co.........   13,131,578
    395,237       Unilever NV......................   22,355,311
    535,773       VNU NV*..........................   22,253,220
    457,305       Wolters Kluwer NV................   12,641,090
                                                     -----------
                                                     132,555,524
                                                     -----------

                  SINGAPORE - 1.24%

  1,162,525       DBS Group Holdings, Ltd..........   10,147,817
                                                     -----------

                  SOUTH KOREA - 2.44%

    223,577       Korea Telecom, ADR...............    6,177,433
    197,503       Pohang Iron & Steel Company, Ltd.
                  ADR..............................    3,952,035
     22,983       Samsung Electronics..............    3,996,284
    280,368       SK Telecom, Ltd., ADR............    5,901,746
                                                     -----------
                                                      20,027,498
                                                     -----------

                  SPAIN - 2.94%

    636,231       Repsol YPF SA....................   11,788,636
    732,563       Telefonica SA*...................   12,391,555
                                                     -----------
                                                      24,180,191
                                                     -----------

                  SWEDEN - 0.92%

  1,179,715       Telefonaktiebolaget LM Ericsson AB,
                  Class B..........................    7,580,660
                                                     -----------

                  SWITZERLAND - 2.03%

     10,735       Novartis AG, Registered..........   16,682,619
                                                     -----------

                  TURKEY - 0.12%

    236,502       Turkcell Iletisim Hizmet AS, ADR*    1,005,134
                                                     -----------


                       SEE NOTES TO FINANCIAL STATEMENTS.
                                       46

INTERNATIONAL EQUITY FUND

APRIL 30, 2001 (UNAUDITED)

     SHARES                                               VALUE
  ----------                                           ---------

                  UNITED KINGDOM - 18.89%

    319,743       AstraZeneca Plc.................. $ 14,886,877
  3,766,964       British Aerospace Plc............   17,840,395
  1,039,210       Cable & Wireless Plc.............    7,635,347
    554,413       COLT Telecom Group Plc*..........    7,655,009
  1,606,797       Diageo Plc.......................   16,897,924
    615,877       GlaxoSmithKline Plc..............   16,275,933
  1,147,129       HSBC Holdings Plc................   15,116,696
          1       Powergen Plc.....................           10
    598,452       Railtrack Group Plc..............    4,195,758
  2,543,302       Reed International Plc...........   25,218,321
  1,238,281       Somerfield Plc...................    1,696,458
  9,171,264       Vodafone Group Plc...............   27,852,353
                                                    ------------
                                                     155,271,081
                                                    ------------
                  TOTAL COMMON STOCKS .............  810,668,712
                                                    ------------
                  (Cost $911,962,834)

   PAR VALUE
  ----------

REPURCHASE AGREEMENT - 3.00%

$24,685,000       Repurchase Agreement with:
                  Credit Suisse First Boston
                  4.50%, Due 05/01/2001, dated 04/30/2001
                  Repurchase Price $24,688,086
                  (Collateralized by U.S. Treasury
                  Bonds & Notes 5.63 - 8.38%,
                  Due 08/15/2001 - 11/15/2027;
                  Total Par $24,145,733
                  Market Value $25,178,789)........ $ 24,685,000
                                                    ------------
                  TOTAL REPURCHASE AGREEMENT ......   24,685,000
                                                    ------------
                  (Cost $24,685,000)
TOTAL INVESTMENTS - 101.63%........................  835,353,712
                                                    ------------
(Cost $936,647,834)

NET OTHER ASSETS AND LIABILITIES - (1.63)%.........  (13,404,315)
                                                    ------------
NET ASSETS - 100.00%............................... $821,949,397
                                                    ============

--------------------------------------------------------------------------------
*      Non-income producing security.
ADR    American Depositary Receipt

---------------------------------------------------
       INDUSTRY CONCENTRATION OF COMMON STOCKS
            AS A PERCENTAGE OF NET ASSETS:

Communications                          26.44%
Consumer Staples                        22.41
Financial                               15.40
Consumer Cyclical                       11.11
Energy                                   9.36
Industrial                               8.49
Technology                               4.03
Capital Goods                            0.91
Basic Materials                          0.48
                                        -----
                                        98.63%
                                        =====

FORWARD FOREIGN CURRENCY CONTRACTS PURCHASED:

                                                     UNREALIZED
    CURRENCY   CONTRACT TO SETTLEMENT   CONTRACT    APPRECIATION
      VALUE      DELIVER      DATES     AT VALUE   (DEPRECIATION)
    ---------  ----------  ----------  ----------  --------------
      200,282       CAD     05/02/01  $   130,415   $      405
  523,518,248       JPY     05/02/01    4,238,034      (39,670)
  112,061,274       KRW     05/02/01       84,992          481
      639,178       CHF     05/03/01      368,490       (2,780)
    8,597,942       EMU     05/03/01    7,628,762      (48,341)
    2,359,915       GBP     05/03/01    3,375,723      (14,531)
    4,473,129       HKD     05/03/01      573,557           (2)
    4,073,843       HKD     05/03/01      522,359           (2)
    1,627,595       SEK     05/03/01      158,727         (982)
      407,206       SGD     05/03/01      223,696      (12,832)
      590,707       EMU     05/04/01      524,114       (3,328)
  392,542,350       JPY     05/07/01    3,179,768       10,270
1,546,991,265       JPY     05/31/01   12,571,373      (31,910)
                                      -----------   ----------
                                      $33,580,010   $ (143,222)
                                      -----------   ----------

FORWARD FOREIGN CURRENCY CONTRACTS SOLD:

                                                     UNREALIZED
    CURRENCY   CONTRACT TO SETTLEMENT   CONTRACT    APPRECIATION
      VALUE      DELIVER      DATES     AT VALUE   (DEPRECIATION)
    ---------  ----------  ----------  ----------  --------------
      208,176       EMU     05/02/01  $   184,712   $     2,517
      116,018       EMU     05/03/01      102,940           548
  290,433,111       JPY     05/07/01    2,352,637        (7,598)
3,369,244,486       JPY     05/31/01   27,379,618     1,673,859
1,874,142,911       JPY     05/31/01   15,229,918       910,902
  379,793,499       JPY     05/31/01    3,086,330       141,834
1,904,132,555       JPY     05/31/01   15,473,624       667,196
                                      -----------    ----------
                                      $63,809,779    $3,389,258
                                      -----------    ----------
                                            TOTAL    $3,246,036
                                                     ==========

---------------------------------------------------
CAD     Canadian Dollar
CHF     Swiss Franc
EMU     European Monitery Unit
GBP     Great British Pound
HKD     Hong Kong Dollar
JPY     Japanese Yen
KRW     Korean Won
SEK     Swedish Krona
SGD     Singapore Dollar

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                       47

PAN ASIA FUND

PORTFOLIO OF INVESTMENTS
APRIL 30, 2001 (UNAUDITED)

     SHARES                                               VALUE
  ----------                                           ---------

      COMMON STOCKS - 91.98%

                  HONG KONG - 24.32%

     30,000       Amoy Properties, Ltd.............  $    31,158
     20,000       Cathay Pacific Airways, Ltd......       30,260
      8,000       Cheung Kong Holdings, Ltd........       89,242
     15,000       China Mobile, Ltd.*..............       73,663
     80,000       China Resources Beijing Land.....       20,516
     80,000       China Southern Airlines Co., Ltd.*      24,619
     30,000       China Unicom, Ltd.*..............       42,121
     30,000       Cosco Pacific, Ltd...............       18,560
      8,000       Dah Sing Financial Group.........       43,595
    100,000       Guangshen Railway Co. Ltd., Class H     15,515
     30,000       Hong Kong Exchanges & Clearing, Ltd.    53,661
      4,000       HSBC Holdings, Plc...............       50,776
     60,000       Huaneng Power International, Inc.       35,197
     20,000       Hutchison Whampoa, Ltd...........      216,054
     20,000       Legend Holdings, Ltd.............       15,899
    400,000       PetroChina Co., Ltd..............       85,652
     30,000       Shenzhen Expressway Co., Class H.        5,732
     50,000       South China Morning Post, Ltd....       32,055
     10,000       Swire Pacific, Ltd., Class A.....       55,135
                                                     -----------
                                                         939,410
                                                     -----------

                  JAPAN - 36.27%

      4,000       Ajinomoto Co., Inc...............       40,798
          9       East Japan Railway Co............       50,123
     10,000       Fujitsu, Ltd.....................      137,613
      8,000       Furukawa Electric Co., Ltd.......       95,519
      1,500       Konami Corp......................       72,004
        500       Kyocera Corp.....................       47,800
      2,000       Matsushita Electric
                  Industrial Co., Ltd. ............       33,351
      6,000       Mitsubishi Chemical Corp.........       19,671
          7       Mitsubishi Tokyo Financial
                  Group, Inc.* ....................       71,397
      3,000       NEC Corp.........................       54,762
         22       Nippon Telegraph & Telephone Corp.     139,798
        500       Oracle Corp. Japan...............       69,211
      2,000       Shin-Etsu Chemical Co., Ltd......       80,301
      7,000       Sumitomo Marine & Fire...........       42,725
      6,000       Sumitomo Mitsui Banking Corp.....       56,049
      3,000       Takeda Chemical Industries, Ltd..      144,736
      6,000       Tokyo Broadcasting System, Inc...      134,537
      2,200       Toyota Motor Corp................       73,194
      1,300       World Co., Ltd...................       37,147
                                                     -----------
                                                       1,400,736
                                                     -----------

                  MALAYSIA - 1.16%

     20,000       Gamuda Berhad....................       19,473
     10,000       Resorts World Berhad.............       13,684
      5,000       Telekom Malaysia Berhad..........       11,842
                                                     -----------
                                                          44,999
                                                     -----------

     SHARES                                               VALUE
  ----------                                           ---------

                  SINGAPORE - 8.47%

      3,000       DBS Group Holdings, Ltd..........  $    26,187
     40,000       Keppel Land, Ltd.................       38,210
     15,000       Natsteel Broadway, Ltd...........       20,093
     20,000       Omni Industries, Ltd.............       29,426
      5,000       Overseas Union Bank, Ltd.........       19,490
     40,000       Parkway Holdings, Ltd............       21,740
     10,000       Singapore Airlines, Ltd..........       79,605
      5,000       Singapore Press Holdings, Ltd....       57,371
      5,000       Venture Manufacturing, Ltd.......       34,862
                                                     -----------
                                                         326,984
                                                     -----------

                  SOUTH KOREA - 9.28%

        360       Hyundai Motor Co., Ltd...........        5,631
      2,000       Kookmin Bank.....................       23,690
      5,000       Korea Electric Power Corp........       86,371
      2,700       Korea Telecom, ADR...............       74,601
        500       Samsung Electronics..............       86,940
      1,000       Samsung SDI Co., Ltd.............       41,534
        230       SK Telecom Co., Ltd..............       39,556
                                                     -----------
                                                         358,323
                                                     -----------

                  TAIWAN - 11.69%

      6,000       Ambit Microsystems Corp..........       36,277
      3,000       Asustek Computer, Inc............       13,627
     49,000       Bank Sinopac.....................       21,885
      3,000       Cathay Life Insurance Co., Ltd...        4,421
     45,000       China Steel Corp.................       26,114
     25,000       Chinatrust Commercial Bank*......       18,230
      4,000       Compeq Manufacturing Co., Ltd....       12,214
     20,000       D-Link Corp......................       34,332
      7,000       Delta Electronics, Inc...........       21,268
     17,000       Elan Microelectronics Corp.*.....       41,320
     40,000       Far Eastern Textiles Ltd.........       24,428
     12,000       Formosa Plastics Corp............       14,985
      3,000       Hon Hai Precision Industry Co., Ltd.    17,592
     35,000       Nan Ya Plastic Corp..............       38,388
      4,000       Realtek Semiconductor Corp.*.....       21,632
     13,000       Taiwan Cellular Corp.*...........       20,539
     11,000       Taiwan Semiconductor Manufacturing
                  Co., Ltd.*.......................       30,413
      3,100       United Microelectronics Corp., ADR*     34,069
     17,000       Winbond Electronics Corp.........       19,937
                                                     -----------
                                                         451,671
                                                     -----------

                  THAILAND - 0.79%

      3,000       Advanced Info Service Public
                  Co. Ltd. ........................       30,391
                                                     -----------
                  TOTAL COMMON STOCKS .............    3,552,514
                                                     -----------
                  (Cost $4,142,974)

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                       48

PAN ASIA FUND

APRIL 30, 2001 (UNAUDITED)


   PAR VALUE                                              VALUE
  ----------                                           ---------


REPURCHASE AGREEMENT - 4.84%

$   187,000       Repurchase Agreement with:
                  Credit Suisse First Boston
                  4.50%, Due 05/01/2001, dated 04/30/2001
                  Repurchase Price $187,023
                  (Collateralized by U.S. Treasury
                  Bonds & Notes, 5.63%-8.38%,
                  due 08/15/2001 - 11/15/2027;
                  Total Par $182,915
                  Market Value $190,741)...........  $   187,000
                                                     -----------
                  TOTAL REPURCHASE AGREEMENT ......      187,000
                                                     -----------
                  (Cost $187,000)

TOTAL INVESTMENTS - 96.82%.........................    3,739,514
                                                     -----------
(Cost $4,329,974)

NET OTHER ASSETS AND LIABILITIES - 3.18%...........      122,781
                                                     -----------
NET ASSETS - 100.00%...............................  $ 3,862,295
                                                     ===========

--------------------------------------------------------------------------------
*      Non-income producing security.
ADR    American Depositary Receipt

---------------------------------------------------
      INDUSTRY CONCENTRATION OF COMMON STOCKS
          AS A PERCENTAGE OF NET ASSETS:

Technology                              18.38%
Communications                          17.89
Financial                               15.82
Industrial                               9.39
Basic Materials                          8.39
Consumer Cyclical                        7.47
Diversified                              7.02
Utilities                                3.15
Consumer Staples                         2.25
Energy                                   2.22
                                        -----
                                        91.98%
                                        =====

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                       49

GALAXY EQUITY FUNDS

STATEMENTS OF ASSETS AND LIABILITIES
APRIL 30, 2001 (UNAUDITED)

                                                  ASSET ALLOCATION  EQUITY INCOME  GROWTH AND INCOME  STRATEGIC EQUITY  EQUITY VALUE
                                                        FUND            FUND             FUND              FUND             FUND
                                                  ----------------  -------------  -----------------  ----------------  ------------
ASSETS:
   Investments (Note 2)
      Investments at cost ......................    $617,080,102     $244,214,059     $731,819,437       $ 95,780,426   $341,658,596
      Repurchase agreement .....................              --        8,402,000        7,767,000          7,769,000     17,428,000
      Net unrealized appreciation (depreciation)      74,866,023       10,497,726      216,529,768         19,158,626     58,142,753
                                                    ------------     ------------     ------------       ------------   ------------
      Total investments at value ...............     691,946,125      263,113,785      956,116,205        122,708,052    417,229,349
   Cash and foreign currency* ..................           2,595               96              330                337            492
   Unrealized appreciation on
      open forward foreign currency contracts...              --               --               --                 --             --
   Receivable for investments sold .............       2,868,110               --               --          1,474,747        575,099
   Receivable for shares sold ..................         848,890          206,580        1,215,403             19,133        312,525
   Interest and dividends receivables ..........       4,299,618          408,950          552,911             96,596        104,150
   Tax reclaim receivable ......................              --               --               --                 --             --
   Deferred organizational expense (Note 2) ....              --               --               --              6,294             --
   Prepaid expenses ............................              --               --               --                 --             --
   Receivable from Investment Advisor (Note 4)..              --               --               --                 --             --
                                                    ------------     ------------     ------------       ------------   ------------
      Total Assets .............................     699,965,338      263,729,411      957,884,849        124,305,159    418,221,615
                                                    ------------     ------------     ------------       ------------   ------------

LIABILITIES:
   Payable for investments purchased ...........       4,246,323               --               --                 --      2,938,985
   Payable to custodian ........................              --               --               --                 --             --
   Payable for shares repurchased ..............       1,984,521          396,392        4,037,439              5,442        480,521
   Advisory fee payable (Note 3) ...............         416,606          158,347          565,711             53,635        243,015
   Payable to Fleet affilitates (Note 3) .......         192,947           39,762          133,758              3,241         89,065
   Payable to Administrator ....................         139,105           58,924          130,386             12,577         97,561
   Trustees' fees and expenses payable (Note 3)           25,336           13,987           28,477              2,409         22,186
   Accrued expenses and other payables .........         101,820           57,596          155,472              6,387         89,138
                                                    ------------     ------------     ------------       ------------   ------------
      Total Liabilities ........................       7,106,658          725,008        5,051,243             83,691      3,960,471
                                                    ------------     ------------     ------------       ------------   ------------
NET ASSETS......................................    $692,858,680     $263,004,403     $952,833,606       $124,221,468   $414,261,144
                                                    ============     ============     ============       ============   ============


                                                  EQUITY GROWTH      GROWTH      SMALL CAP    SMALL COMPANY    INTERNATIONAL
                                                       FUND         FUND II      VALUE FUND    EQUITY FUND      EQUITY FUND
                                                  --------------  ------------  ------------  -------------    -------------
ASSETS:
   Investments (Note 2)
      Investments at cost ......................  $1,155,418,887  $ 91,774,882  $432,490,581   $444,359,781    $ 911,962,834
      Repurchase agreement .....................      67,730,000    12,515,000    47,756,000     15,249,000       24,685,000
      Net unrealized appreciation (depreciation)     385,010,168    14,222,010    20,280,338     34,345,879     (101,294,122)
                                                  --------------  ------------  ------------   ------------    -------------
      Total investments at value ...............   1,608,159,055   118,511,892   500,526,919    493,954,660      835,353,712
   Cash and foreign currency* ..................             184           888           313             --        2,059,440
   Unrealized appreciation on
      open forward foreign currency contracts...              --            --            --             --        3,246,036
   Receivable for investments sold .............      14,570,080       338,259     4,382,135      8,878,644       14,030,704
   Receivable for shares sold ..................       1,208,894        64,702       646,172        878,389          310,548
   Interest and dividends receivables ..........         486,592        24,456       131,714        130,997        1,981,071
   Tax reclaim receivable ......................              --            --            --             --        1,155,652
   Deferred organizational expense (Note 2) ....              --            --            --             --               --
   Prepaid expenses ............................              --            --            --             --               --
   Receivable from Investment Advisor (Note 4)..              --            --            --             --               --
                                                  --------------  ------------  ------------   ------------    -------------
      Total Assets .............................   1,624,424,805   118,940,197   505,687,253    503,842,690      858,137,163
                                                  --------------  ------------  ------------   ------------    -------------

LIABILITIES:
   Payable for investments purchased ...........      12,124,599            --     1,505,597        661,413       21,750,166
   Payable to custodian ........................              --            --            --        629,944               --
   Payable for shares repurchased ..............       2,608,587        89,897     2,437,554      1,983,499       13,640,237
   Advisory fee payable (Note 3) ...............         947,546        29,866       295,278        286,690          408,188
   Payable to Fleet affilitates (Note 3) .......         237,933         1,144        37,921         83,917           43,745
   Payable to Administrator ....................         221,460         8,359        79,732         93,139          108,931
   Trustees' fees and expenses payable (Note 3)           57,554         1,067        14,769         21,366           24,661
   Accrued expenses and other payables .........         212,481        15,564        46,552        107,344          211,838
                                                  --------------  ------------  ------------   ------------    -------------
      Total Liabilities ........................      16,410,160       145,897     4,417,403      3,867,312       36,187,766
                                                  --------------  ------------  ------------   ------------    -------------
NET ASSETS......................................  $1,608,014,645  $118,794,300  $501,269,850   $499,975,378    $ 821,949,397
                                                  ==============  ============  ============   ============    =============


                                                    PAN ASIA
                                                      FUND
                                                   ----------
ASSETS:
   Investments (Note 2)
      Investments at cost ......................   $4,142,974
      Repurchase agreement .....................      187,000
      Net unrealized appreciation (depreciation)     (590,460)
                                                   ----------
      Total investments at value ...............    3,739,514
   Cash and foreign currency* ..................      116,565
   Unrealized appreciation on
      open forward foreign currency contracts...           --
   Receivable for investments sold .............           --
   Receivable for shares sold ..................           --
   Interest and dividends receivables ..........        9,847
   Tax reclaim receivable ......................           --
   Deferred organizational expense (Note 2) ....           --
   Prepaid expenses ............................       13,711
   Receivable from Investment Advisor (Note 4)..       36,803
                                                   ----------
      Total Assets .............................    3,916,440
                                                   ----------

LIABILITIES:
   Payable for investments purchased ...........       43,772
   Payable to custodian ........................           --
   Payable for shares repurchased ..............          954
   Advisory fee payable (Note 3) ...............           --
   Payable to Fleet affilitates (Note 3) .......           51
   Payable to Administrator ....................        3,773
   Trustees' fees and expenses payable (Note 3)            99
   Accrued expenses and other payables .........        5,496
                                                   ----------
      Total Liabilities ........................       54,145
                                                   ----------
NET ASSETS......................................   $3,862,295
                                                   ==========

--------------------------------------------------------------------------------
* Cost of foreign currency is $2,031,365 and $116,730 for the International Equity Fund and Pan Asia Fund, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                      50-51

GALAXY EQUITY FUNDS

APRIL 30, 2001 (UNAUDITED)

                                                                ASSET ALLOCATION  EQUITY INCOME  GROWTH AND INCOME  STRATEGIC EQUITY
                                                                     FUND            FUND             FUND               FUND
                                                                ----------------  -------------  -----------------  ----------------
NET ASSETS CONSISTS OF:
   Par value (Note 5) ......................................       $     42,070    $     18,108    $     65,042         $     10,800
   Paid-in capital in excess of par value ..................        600,611,666     243,301,137     690,538,025           99,865,892
   Undistributed (overdistributed) net investment income (loss)       1,733,677         337,498        (280,045)              84,079
   Accumulated net realized gain (loss) on investments sold          15,605,244       8,849,934      45,980,816            5,102,071
   Net unrealized appreciation (depreciation) on investments,
     foreign currency and forward currency contracts .......         74,866,023      10,497,726     216,529,768           19,158,626
                                                                   ------------    ------------    ------------         ------------
TOTAL NET ASSETS............................................       $692,858,680    $263,004,403    $952,833,606         $124,221,468
                                                                   ============    ============    ============         ============

Retail A Shares:
   Net Assets ..............................................       $317,337,909    $167,316,180    $199,573,938         $  9,262,921
   Shares of beneficial interest outstanding ...............         19,258,828      11,524,154      13,658,025              806,057
   NET ASSET VALUE and redemption price per share ..........       $      16.48    $      14.52    $      14.61         $      11.49
   Sales charge - 5.75% of offering price ..................               1.01            0.89            0.89                 0.70
                                                                   ------------    ------------    ------------         ------------
   Maximum offering price per share                                $      17.49    $      15.41    $      15.50         $      12.19
                                                                   ============    ============    ============         ============

Retail B Shares:
   Net Assets...............................................       $ 99,284,344    $  3,935,536    $ 58,293,971         $  1,928,125
   Shares of beneficial interest outstanding................          6,038,064         276,102       4,040,190              169,755
                                                                   ------------    ------------    ------------         ------------
   NET ASSET VALUE and offering price per share*............       $      16.44    $      14.25    $      14.43         $      11.36
                                                                   ============    ============    ============         ============

Trust Shares:
   Net Assets...............................................       $255,542,204    $ 91,752,687    $572,095,158         $113,030,422
   Shares of beneficial interest outstanding................         15,516,254       6,307,396      38,970,868            9,824,363
                                                                   ------------    ------------    ------------         ------------
   NET ASSET VALUE, offering and redemption price per share        $      16.47    $      14.55    $      14.68         $      11.51
                                                                   ============    ============    ============         ============

Prime A Shares:
   Net Assets...............................................       $     83,530    $         --    $    153,013         $         --
   Shares of beneficial interest outstanding................              5,072              --          10,446                   --
   NET ASSET VALUE and redemption price per share...........       $      16.47    $         --    $      14.65         $         --
   Sales charge - 5.50% of offering price...................               0.96              --            0.85                   --
                                                                   ------------    ------------    ------------         ------------
   Maximum offering price per share.........................       $      17.43    $         --    $      15.50         $         --
                                                                   ============    ============    ============         ============

Prime B Shares:
   Net Assets...............................................       $    480,671    $         --    $    125,554         $         --
   Shares of beneficial interest outstanding................             29,220              --           8,642                   --
                                                                   ------------    ------------    ------------         ------------
   NET ASSET VALUE and offering price per share*............       $      16.45    $         --    $      14.53         $         --
                                                                   ============    ============    ============         ============

BKB Shares:
   Net Assets...............................................       $ 20,130,022             N/A    $122,591,972                  N/A
   Shares of beneficial interest outstanding ...............          1,222,426             N/A       8,353,361                  N/A
                                                                   ------------    ------------    ------------         ------------
   NET ASSET VALUE, offering and redemption price per share        $      16.47             N/A    $      14.68                  N/A
                                                                   ============    ============    ============         ============


                                                                EQUITY VALUE   EQUITY GROWTH       GROWTH       SMALL CAP
                                                                    FUND           FUND            FUND II      VALUE FUND
                                                                ------------   --------------   ------------   ------------
NET ASSETS CONSISTS OF:
   Par value (Note 5) ......................................    $     28,594   $       66,723   $     11,379   $     35,141
   Paid-in capital in excess of par value ..................     351,214,470    1,249,032,171     96,098,248    450,669,068
   Undistributed (overdistributed) net investment income (loss)      (74,742)        (856,022)      (252,432)       366,505
   Accumulated net realized gain (loss) on investments sold        4,950,069      (25,238,395)     8,715,155     29,918,798
   Net unrealized appreciation (depreciation) on investments,
     foreign currency and forward currency contracts .......      58,142,753      385,010,168     14,221,950     20,280,338
                                                                ------------   --------------   ------------   ------------
TOTAL NET ASSETS............................................    $414,261,144   $1,608,014,645   $118,794,300   $501,269,850
                                                                ============   ==============   ============   ============

Retail A Shares:
   Net Assets ..............................................    $220,967,264   $  458,828,319   $  2,696,173   $ 98,144,337
   Shares of beneficial interest outstanding ...............      15,285,736       19,129,789        259,179      6,934,396
   NET ASSET VALUE and redemption price per share ..........    $      14.46   $        23.99   $      10.40   $      14.15
   Sales charge - 5.75% of offering price ..................            0.88             1.46           0.63           0.86
                                                                ------------   --------------   ------------   ------------
   Maximum offering price per share                             $      15.34   $        25.45   $      11.03   $      15.01
                                                                ============   ==============   ============   ============

Retail B Shares:
   Net Assets...............................................    $ 30,474,993   $  114,033,781   $    845,650   $  3,654,449
   Shares of beneficial interest outstanding................       2,166,669        4,965,979         81,710        261,625
                                                                ------------   --------------   ------------   ------------
   NET ASSET VALUE and offering price per share*............    $      14.07   $        22.96   $      10.35   $      13.97
                                                                ============   ==============   ============   ============

Trust Shares:
   Net Assets...............................................    $162,818,887   $1,033,907,382   $ 72,263,829   $399,066,069
   Shares of beneficial interest outstanding................      11,141,896       42,574,722      6,917,219     27,916,093
                                                                ------------   --------------   ------------   ------------
   NET ASSET VALUE, offering and redemption price per share     $      14.61   $        24.28   $      10.45   $      14.30
                                                                ============   ==============   ============   ============

Prime A Shares:
   Net Assets...............................................    $         --   $      867,841            N/A   $    180,296
   Shares of beneficial interest outstanding................              --           36,153            N/A         12,664
   NET ASSET VALUE and redemption price per share...........    $         --   $        24.00            N/A   $      14.24
   Sales charge - 5.50% of offering price...................              --             1.40            N/A           0.83
                                                                ------------   --------------   ------------   ------------
   Maximum offering price per share.........................    $         --   $        25.40            N/A   $      15.07
                                                                ============   ==============   ============   ============

Prime B Shares:
   Net Assets...............................................    $         --   $      377,322            N/A   $    224,699
   Shares of beneficial interest outstanding................              --           15,991            N/A         15,978
                                                                ------------   --------------   ------------   ------------
   NET ASSET VALUE and offering price per share*............    $         --   $        23.60            N/A   $      14.06
                                                                ============   ==============   ============   ============

BKB Shares:
   Net Assets...............................................             N/A              N/A   $ 42,988,648            N/A
   Shares of beneficial interest outstanding ...............             N/A              N/A      4,121,387            N/A
                                                                ------------   --------------   ------------   ------------
   NET ASSET VALUE, offering and redemption price per share              N/A              N/A   $      10.43            N/A
                                                                ============   ==============   ============   ============


                                                                 SMALL COMPANY  INTERNATIONAL     PAN ASIA
                                                                  EQUITY FUND    EQUITY FUND        FUND
                                                                 -------------  -------------  -------------
NET ASSETS CONSISTS OF:
   Par value (Note 5) ......................................     $     28,507    $     55,468   $      481
   Paid-in capital in excess of par value ..................      481,354,222     922,601,053    4,769,202
   Undistributed (overdistributed) net investment income (loss)    (1,483,291)       (955,402)      (2,967)
   Accumulated net realized gain (loss) on investments sold       (14,269,939)     (1,765,378)    (313,841)
   Net unrealized appreciation (depreciation) on investments,
     foreign currency and forward currency contracts .......       34,345,879     (97,986,344)    (590,580)
                                                                 ------------    ------------   ----------
TOTAL NET ASSETS............................................     $499,975,378    $821,949,397   $3,862,295
                                                                 ============    ============   ==========

Retail A Shares:
   Net Assets ..............................................     $112,914,828    $ 85,301,613   $  192,646
   Shares of beneficial interest outstanding ...............        6,632,790       5,837,169       24,083
   NET ASSET VALUE and redemption price per share ..........     $      17.02    $      14.61   $     8.00
   Sales charge - 5.75% of offering price ..................             1.04            0.89         0.49
                                                                 ------------    ------------   ----------
   Maximum offering price per share                              $      18.06    $      15.50   $     8.49
                                                                 ============    ============   ==========

Retail B Shares:
   Net Assets...............................................     $ 17,640,999    $  7,182,209   $   10,465
   Shares of beneficial interest outstanding................        1,079,310         494,009        1,314
                                                                 ------------    ------------   ----------
   NET ASSET VALUE and offering price per share*............     $      16.34    $      14.54   $     7.96
                                                                 ============    ============   ==========

Trust Shares:
   Net Assets...............................................     $369,419,551    $716,850,962   $3,655,026
   Shares of beneficial interest outstanding................       20,795,011      48,285,613      455,405
                                                                 ------------    ------------   ----------
   NET ASSET VALUE, offering and redemption price per share      $      17.76    $      14.85   $     8.03
                                                                 ============    ============   ==========

Prime A Shares:
   Net Assets...............................................     $         --    $     12,396   $    2,085
   Shares of beneficial interest outstanding................               --             845          260
   NET ASSET VALUE and redemption price per share...........     $         --    $      14.67   $     8.01
   Sales charge - 5.50% of offering price...................               --            0.85         0.47
                                                                 ------------    ------------   ----------
   Maximum offering price per share.........................     $         --    $      15.52   $     8.48
                                                                 ============    ============   ==========

Prime B Shares:
   Net Assets...............................................     $         --    $    367,848   $    2,073
   Shares of beneficial interest outstanding................               --          25,214          260
                                                                 ------------    ------------   ----------
   NET ASSET VALUE and offering price per share*............     $         --    $      14.59   $     7.97
                                                                 ============    ============   ==========

BKB Shares:
   Net Assets...............................................              N/A    $ 12,234,369          N/A
   Shares of beneficial interest outstanding ...............              N/A         825,569          N/A
                                                                 ------------    ------------   ----------
   NET ASSET VALUE, offering and redemption price per share               N/A    $      14.82          N/A
                                                                 ============    ============   ==========

--------------------------------------------------------------------------------
* Redemption price per share is equal to the Net Asset Value per share less any applicable contingent deferred sales charge.

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                      52-53

GALAXY EQUITY FUNDS

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2001 (UNAUDITED)

                                                          ASSET ALLOCATION  EQUITY INCOME  GROWTH AND INCOME  STRATEGIC EQUITY
                                                                FUND            FUND             FUND               FUND
                                                          ----------------  -------------  -----------------  ----------------

INVESTMENT INCOME:
   Interest (Note 2) ..................................      $ 11,365,327    $    424,034     $  1,016,531      $   290,353
   Dividends (Note 2) .................................         1,216,073       2,879,947        6,155,385          613,535
   Less: foreign taxes withheld (Note 2) ..............                --              --          (27,893)          (4,014)
                                                             ------------    ------------     ------------      -----------
      Total investment income .........................        12,581,400       3,303,981        7,144,023          899,874
                                                             ------------    ------------     ------------      -----------
EXPENSES:
   Investment advisory fee (Note 3) ...................         2,726,739       1,021,850        3,713,588          417,835
   Administration fee (Note 3) ........................           243,589          91,285          331,747           37,327
   Custodian fee ......................................            24,818           7,409           13,401            7,742
   Fund accounting fee (Note 3) .......................            61,926          30,057           66,364           24,453
   Professional fees (Note 3) .........................            16,620          12,329           25,052           11,758
   Transfer agent fee (Note 3) ........................           591,840         146,033          599,919           13,106
   Shareholder services and 12b-1 fees (Note 3) .......         1,010,415         260,704          761,571           20,783
   Trustees' fees and expenses (Note 3) ...............             5,294           2,064            9,288              902
   Amortization of organization expense (Note 2) ......                --              --               --            1,685
   Reports to shareholders ............................            84,673          24,025           77,837            4,052
   Miscellaneous ......................................            54,030          27,441           64,740           22,676
                                                             ------------    ------------     ------------      -----------
      Total expenses before reimbursement/waiver ......         4,819,944       1,623,197        5,663,507          562,319
                                                             ------------    ------------     ------------      -----------
      Less: reimbursement/waiver (Note 4) .............           (39,094)         (3,427)        (239,932)        (116,697)
                                                             ------------    ------------     ------------      -----------
      Total expenses net of reimbursement/waiver ......         4,780,850       1,619,770        5,423,575          445,622
                                                             ------------    ------------     ------------      -----------
NET INVESTMENT INCOME (LOSS) ..........................         7,800,550       1,684,211        1,720,448          454,252
                                                             ------------    ------------     ------------      -----------
REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS (NOTES 2 & 6):
   Net realized gain (loss) on investments sold .......        16,133,723       9,558,995       46,341,931        5,479,178
   Net realized gain (loss) on forward foreign currency
      contracts and foreign currency ..................                --              --               --               --
   Net change in unrealized appreciation (depreciation)
      on investments, foreign currency and
      forward foreign currency contracts ..............       (82,263,173)    (24,540,325)     (76,875,144)       8,617,872
                                                             ------------    ------------     ------------      -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS .....................................       (66,129,450)    (14,981,330)     (30,533,213)      14,097,050
                                                             ------------    ------------     ------------      -----------
NET INCREASE (DECREASE)  IN NET ASSETS
   RESULTING FROM OPERATIONS ..........................      $(58,328,900)   $(13,297,119)    $(28,812,765)     $14,551,302
                                                             ============    ============     ============      ===========


                                                           EQUITY VALUE      EQUITY GROWTH      GROWTH        SMALL CAP
                                                               FUND              FUND           FUND II       VALUE FUND
                                                           ------------      -------------   -------------   ------------

INVESTMENT INCOME:
   Interest (Note 2) ..................................     $   313,657     $    1,747,707    $    254,219    $ 1,246,834
   Dividends (Note 2) .................................       2,166,274          6,923,519          73,341      2,455,780
   Less: foreign taxes withheld (Note 2) ..............         (14,948)           (79,834)         (2,795)        (4,390)
                                                            -----------      -------------    ------------    -----------
      Total investment income .........................       2,464,983          8,591,392         324,765      3,698,224
                                                            -----------      -------------    ------------    -----------
EXPENSES:
   Investment advisory fee (Note 3) ...................       1,488,863          6,394,405         478,376      1,688,399
   Administration fee (Note 3) ........................         132,722            571,233          42,735        150,830
   Custodian fee ......................................           8,661             11,276           7,317         14,822
   Fund accounting fee (Note 3) .......................          32,508             68,884          25,977         34,739
   Professional fees (Note 3) .........................          13,338             40,037          10,235         15,740
   Transfer agent fee (Note 3) ........................         321,453            858,069          29,908        195,392
   Shareholder services and 12b-1 fees (Note 3) .......         443,320          1,250,459          73,685        147,234
   Trustees' fees and expenses (Note 3) ...............           3,166              9,223             976          3,843
   Amortization of organization expense (Note 2) ......              --                 --              --             --
   Reports to shareholders ............................          55,777            124,232           7,412         33,163
   Miscellaneous ......................................          33,345             96,493          57,787         37,364
                                                            -----------      -------------    ------------    -----------
      Total expenses before reimbursement/waiver ......       2,533,153          9,424,311         734,408      2,321,526
                                                            -----------      -------------    ------------    -----------
      Less: reimbursement/waiver (Note 4) .............          (3,427)            (3,579)       (159,488)        (3,651)
                                                            -----------      -------------    ------------    -----------
      Total expenses net of reimbursement/waiver ......       2,529,726          9,420,732         574,920      2,317,875
                                                            -----------      -------------    ------------    -----------
NET INVESTMENT INCOME (LOSS) ..........................         (64,743)          (829,340)       (250,155)     1,380,349
                                                            -----------      -------------    ------------    -----------
REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS (NOTES 2 & 6):
   Net realized gain (loss) on investments sold .......      10,100,042        (23,725,579)      8,787,078     29,922,449
   Net realized gain (loss) on forward foreign currency
      contracts and foreign currency ..................              --                 --          (2,152)            --
   Net change in unrealized appreciation (depreciation)
      on investments, foreign currency and
      forward foreign currency contracts ..............       4,421,570       (273,439,825)    (40,056,675)    29,990,799
                                                            -----------      -------------    ------------    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS .....................................      14,521,612       (297,165,404)    (31,271,749)    59,913,248
                                                            -----------      -------------    ------------    -----------
NET INCREASE (DECREASE)  IN NET ASSETS
   RESULTING FROM OPERATIONS ..........................     $14,456,869      $(297,994,744)   $(31,521,904)   $61,293,597
                                                            ===========      =============    ============    ===========


                                                           SMALL COMPANY   INTERNATIONAL    PAN ASIA
                                                            EQUITY FUND     EQUITY FUND       FUND
                                                           -------------   -------------   -----------

INVESTMENT INCOME:
   Interest (Note 2) ..................................    $    295,547    $     449,799   $   9,552
   Dividends (Note 2) .................................       1,124,850        4,583,952      20,382
   Less: foreign taxes withheld (Note 2) ..............              --         (491,921)     (1,077)
                                                           ------------    -------------   ---------
      Total investment income .........................       1,420,397        4,541,830      28,857
                                                           ------------    -------------   ---------
EXPENSES:
   Investment advisory fee (Note 3) ...................       1,874,264        3,866,748      24,244
   Administration fee (Note 3) ........................         167,434          297,253       1,354
   Custodian fee ......................................          27,322          401,794      27,805
   Fund accounting fee (Note 3) .......................          46,886           76,969      24,950
   Professional fees (Note 3) .........................          18,100           25,869      24,286
   Transfer agent fee (Note 3) ........................         425,614          341,307       2,597
   Shareholder services and 12b-1 fees (Note 3) .......         219,422          158,066         312
   Trustees' fees and expenses (Note 3) ...............           6,614            8,135         109
   Amortization of organization expense (Note 2) ......              --               --          --
   Reports to shareholders ............................          70,098           83,255       2,184
   Miscellaneous ......................................          45,376          102,635      40,044
                                                           ------------    -------------   ---------
      Total expenses before reimbursement/waiver ......       2,901,130        5,362,031     147,885
                                                           ------------    -------------   ---------
      Less: reimbursement/waiver (Note 4) .............          (3,427)      (1,114,550)   (116,059)
                                                           ------------    -------------   ---------
      Total expenses net of reimbursement/waiver ......       2,897,703        4,247,481      31,826
                                                           ------------    -------------   ---------
NET INVESTMENT INCOME (LOSS) ..........................      (1,477,306)         294,349      (2,969)
                                                           ------------    -------------   ---------
REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS (NOTES 2 & 6):
   Net realized gain (loss) on investments sold .......     (14,095,720)      (7,593,255)   (264,460)
   Net realized gain (loss) on forward foreign currency
      contracts and foreign currency ..................              --        5,835,043     (49,368)
   Net change in unrealized appreciation (depreciation)
      on investments, foreign currency and
      forward foreign currency contracts ..............     (13,352,235)    (118,042,586)   (294,815)
                                                           ------------    -------------   ---------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS .....................................     (27,447,955)    (119,800,798)   (608,643)
                                                           ------------    -------------   ---------
NET INCREASE (DECREASE)  IN NET ASSETS
   RESULTING FROM OPERATIONS ..........................    $(28,925,261)   $(119,506,449)  $(611,612)
                                                           ============    =============   =========

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                      54-55

GALAXY EQUITY FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

                                                                      ASSET ALLOCATION FUND                EQUITY INCOME FUND
                                                               ---------------------------------    -------------------------------
                                                               SIX MONTHS ENDED      YEAR ENDED     SIX MONTHS ENDED    YEAR ENDED
                                                                APRIL 30, 2001       OCTOBER 31,    APRIL 30, 2001      OCTOBER 31,
                                                                  (UNAUDITED)           2000          (UNAUDITED)          2000
                                                                --------------       -----------    ----------------    -----------
NET ASSETS AT BEGINNING OF THE PERIOD ......................     $792,894,391       $750,884,394      $298,963,495     $336,432,455
                                                                 ------------       ------------      ------------     ------------

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
   Net investment income ...................................        7,800,550         15,395,759         1,684,211        3,222,132
   Net realized gain on investments sold ...................       16,133,723         31,088,652         9,558,995       39,140,662
   Net change in unrealized
      appreciation (depreciation) on investments ...........      (82,263,173)        24,978,427       (24,540,325)     (17,842,173)
                                                                 ------------       ------------      ------------     ------------
      Net increase (decrease) in net assets
         resulting from operations .........................      (58,328,900)        71,462,838       (13,297,119)      24,520,621
                                                                 ------------       ------------      ------------     ------------

DIVIDENDS TO SHAREHOLDERS FROM:
   RETAIL A SHARES:
   Net investment income ...................................       (3,912,363)        (7,745,999)         (890,605)      (1,842,015)
   Dividends in excess of net investment income ............               --                 --                --               --
   Net realized gain on investments ........................      (14,552,577)        (6,720,946)      (25,103,583)     (31,691,075)
                                                                 ------------       ------------      ------------     ------------
      Total Dividends ......................................      (18,464,940)       (14,466,945)      (25,994,188)     (33,533,090)
                                                                 ------------       ------------      ------------     ------------
   RETAIL B SHARES:
   Net investment income ...................................         (798,462)        (1,330,013)           (6,081)          (8,791)
   Net realized gain on investments ........................       (4,250,364)        (1,621,536)         (543,124)        (524,089)
                                                                 ------------       ------------      ------------     ------------
      Total Dividends ......................................       (5,048,826)        (2,951,549)         (549,205)        (532,880)
                                                                 ------------       ------------      ------------     ------------
   TRUST SHARES:
   Net investment income ...................................       (3,392,305)        (6,071,628)         (685,581)      (1,443,996)
   Dividends in excess of net investment income ............               --                 --                --               --
   Net realized gain on investments ........................      (11,508,401)        (4,679,919)      (14,248,992)     (17,919,446)
                                                                 ------------       ------------      ------------     ------------
      Total Dividends ......................................      (14,900,706)       (10,751,547)      (14,934,573)     (19,363,442)
                                                                 ------------       ------------      ------------     ------------
   PRIME A SHARES:
   Net investment income ...................................           (1,360)            (4,294)               --               --
   Net realized gain on investments ........................           (5,350)            (3,208)               --               --
                                                                 ------------       ------------      ------------     ------------
      Total Dividends ......................................           (6,710)            (7,502)               --               --
                                                                 ------------       ------------      ------------     ------------
   PRIME B SHARES:
   Net investment income ...................................           (4,165)            (7,967)               --               --
   Net realized gain on investments ........................          (20,803)            (9,571)               --               --
                                                                 ------------       ------------      ------------     ------------
      Total Dividends ......................................          (24,968)           (17,538)               --               --
                                                                 ------------       ------------      ------------     ------------
   BKB SHARES:
   Net investment income ...................................         (281,287)          (148,232)              N/A              N/A
   Dividends in excess of net investment income ............               --                 --               N/A              N/A
   Net realized gain on investments ........................         (909,701)                --               N/A              N/A
                                                                 ------------       ------------      ------------     ------------
      Total Dividends ......................................       (1,190,988)          (148,232)              N/A              N/A
                                                                 ------------       ------------      ------------     ------------
      Total Dividends to shareholders ......................      (39,637,138)       (28,343,313)      (41,477,966)     (53,429,412)
                                                                 ------------       ------------      ------------     ------------

NET INCREASE (DECREASE) FROM SHARE TRANSACTIONS(1) .........       (2,069,673)        (1,109,528)       18,815,993       (8,560,169)
                                                                 ------------       ------------      ------------     ------------
   Net increase (decrease) in net assets ...................     (100,035,711)        42,009,997       (35,959,092)     (37,468,960)
                                                                 ------------       ------------      ------------     ------------

NET ASSETS AT END OF THE PERIOD (INCLUDING LINE A) .........     $692,858,680       $792,894,391      $263,004,403     $298,963,495
                                                                 ============       ============      ============     ============

(A) Undistributed (overdistributed)
   net investment income (loss) ............................     $  1,733,677       $  2,323,069      $    337,498     $    235,554
                                                                 ============       ============      ============     ============


                                                                     GROWTH AND INCOME FUND              STRATEGIC EQUITY FUND
                                                               ---------------------------------   --------------------------------
                                                               SIX MONTHS ENDED     YEAR ENDED     SIX MONTHS ENDED     YEAR ENDED
                                                                APRIL 30, 2001      OCTOBER 31,     APRIL 30, 2001      OCTOBER 31,
                                                                  (UNAUDITED)          2000           (UNAUDITED)          2000
                                                               ----------------     -----------    ----------------     -----------
NET ASSETS AT BEGINNING OF THE PERIOD ......................    $1,095,445,939    $  603,862,075    $103,617,266       $ 80,639,286
                                                                --------------    --------------    ------------       ------------

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
   Net investment income ...................................         1,720,448         2,191,741         454,252            697,162
   Net realized gain on investments sold ...................        46,341,931        84,120,712       5,479,178          3,242,360
   Net change in unrealized
      appreciation (depreciation) on investments ...........       (76,875,144)      (20,584,890)      8,617,872         14,145,832
                                                                --------------    --------------    ------------       ------------
      Net increase (decrease) in net assets
         resulting from operations .........................       (28,812,765)       65,727,563      14,551,302         18,085,354
                                                                --------------    --------------    ------------       ------------

DIVIDENDS TO SHAREHOLDERS FROM:
   RETAIL A SHARES:
   Net investment income ...................................          (235,842)         (744,359)        (18,856)           (31,806)
   Dividends in excess of net investment income ............                --            (1,709)             --                 --
   Net realized gain on investments ........................       (16,777,149)      (13,038,412)       (272,087)          (925,957)
                                                                --------------    --------------    ------------       ------------
      Total Dividends ......................................       (17,012,991)      (13,784,480)       (290,943)          (957,763)
                                                                --------------    --------------    ------------       ------------
   RETAIL B SHARES:
   Net investment income ...................................                --                --              --               (651)
   Net realized gain on investments ........................        (4,830,743)       (3,563,567)        (49,633)          (172,346)
                                                                --------------    --------------    ------------       ------------
      Total Dividends ......................................        (4,830,743)       (3,563,567)        (49,633)          (172,997)
                                                                --------------    --------------    ------------       ------------
   TRUST SHARES:
   Net investment income ...................................        (1,438,191)       (1,670,332)       (435,014)          (653,246)
   Dividends in excess of net investment income ............                --            (3,836)             --                 --
   Net realized gain on investments ........................       (51,792,877)      (17,166,606)     (2,945,509)        (8,843,322)
                                                                --------------    --------------    ------------       ------------
      Total Dividends ......................................       (53,231,068)      (18,840,774)     (3,380,523)        (9,496,568)
                                                                --------------    --------------    ------------       ------------
   PRIME A SHARES:
   Net investment income ...................................              (257)             (617)             --                 --
   Net realized gain on investments ........................           (12,164)           (8,534)             --                 --
                                                                --------------    --------------    ------------       ------------
      Total Dividends ......................................           (12,421)           (9,151)             --                 --
                                                                --------------    --------------    ------------       ------------
   PRIME B SHARES:
   Net investment income ...................................                --                --              --                 --
   Net realized gain on investments ........................           (10,153)           (7,365)             --                 --
                                                                --------------    --------------    ------------       ------------
      Total Dividends ......................................           (10,153)           (7,365)             --                 --
                                                                --------------    --------------    ------------       ------------
   BKB SHARES:
   Net investment income ...................................          (316,219)          (89,163)            N/A                N/A
   Dividends in excess of net investment income ............                --              (205)            N/A                N/A
   Net realized gain on investments ........................       (10,483,566)               --             N/A                N/A
                                                                --------------    --------------    ------------       ------------
      Total Dividends ......................................       (10,799,785)          (89,368)            N/A                N/A
                                                                --------------    --------------    ------------       ------------
      Total Dividends to shareholders ......................       (85,897,161)      (36,294,705)     (3,721,099)       (10,627,328)
                                                                --------------    --------------    ------------       ------------

NET INCREASE (DECREASE) FROM SHARE TRANSACTIONS(1) .........       (27,902,407)      462,151,006       9,773,999         15,519,954
                                                                --------------    --------------    ------------       ------------
   Net increase (decrease) in net assets ...................      (142,612,333)      491,583,864      20,604,202         22,977,980
                                                                --------------    --------------    ------------       ------------

NET ASSETS AT END OF THE PERIOD (INCLUDING LINE A) .........    $  952,833,606    $1,095,445,939    $124,221,468       $103,617,266
                                                                ==============    ==============    ============       ============

(A) Undistributed (overdistributed)
   net investment income (loss) ............................     $    (280,045)   $       (9,984)   $     84,079       $     83,697
                                                                 =============    ==============    ============       ============

--------------------------------------------------------------------------------
(1) For detail on share transactions by series, see Statements of Changes in Net Assets - Capital Stock Activity on pages 62 - 64.

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                      56-57

GALAXY EQUITY FUNDS

                                                                   EQUITY VALUE FUND                  EQUITY GROWTH FUND
                                                           -------------------------------    ---------------------------------
                                                           SIX MONTHS ENDED    YEAR ENDED     SIX MONTHS ENDED     YEAR ENDED
                                                            APRIL 30, 2001     OCTOBER 31,     APRIL 30, 2001      OCTOBER 31,
                                                              (UNAUDITED)         2000           (UNAUDITED)          2000
                                                           ----------------    -----------    ----------------   --------------

NET ASSETS AT BEGINNING OF THE PERIOD ................       $ 422,254,399    $ 570,384,032    $1,969,754,905    $1,556,895,532
                                                             -------------    -------------    --------------    --------------

INCREASE (DECREASE) IN
   NET ASSETS RESULTING FROM OPERATIONS
   Net investment income (loss) ......................             (64,743)          93,238          (829,340)       (2,504,025)
   Net realized gain (loss) on investments sold,
      forward foreign currency contracts
      and foreign currency ...........................          10,100,042       69,230,941       (23,725,579)      216,840,095
   Net change in unrealized appreciation
      (depreciation) on investments ..................           4,421,570      (32,400,776)     (273,439,825)       74,473,628
                                                             -------------    -------------    --------------    --------------
      Net increase (decrease) in
         net assets resulting from operations ........          14,456,869       36,923,403      (297,994,744)      288,809,698
                                                             -------------    -------------    --------------    --------------

DIVIDENDS TO SHAREHOLDERS FROM:
   RETAIL A SHARES:
   Net investment income .............................                  --         (107,490)               --                --
   Dividends in excess of net investment income ......                  --           (1,289)               --                --
   Net realized gain on investments ..................         (37,734,664)     (34,018,274)      (63,514,294)      (26,450,852)
                                                             -------------    -------------    --------------    --------------
      Total Dividends ................................         (37,734,664)     (34,127,053)      (63,514,294)      (26,450,852)
                                                             -------------    -------------    --------------    --------------

   RETAIL B SHARES:
   Net investment income .............................                --               --                --                --
   Net realized gain on investments ..................          (5,160,776)      (4,196,203)      (15,375,783)       (4,536,918)
                                                             -------------    -------------    --------------    --------------
      Total Dividends ................................          (5,160,776)      (4,196,203)      (15,375,783)       (4,536,918)
                                                             -------------    -------------    --------------    --------------

   SHARES*:
   Net investment income .............................                 N/A              N/A               N/A               N/A
   Net realized gain on investments ..................                 N/A              N/A               N/A               N/A
                                                             -------------    -------------    --------------    --------------
      Total Dividends ................................                 N/A              N/A               N/A               N/A
                                                             -------------    -------------    --------------    --------------

   TRUST SHARES:
   Net investment income .............................                  --         (379,593)               --          (414,455)
   Dividends in excess of net investment income ......                  --           (4,551)               --                --
   Net realized gain on investments ..................         (27,498,418)     (36,588,334)     (138,966,079)      (61,281,119)
                                                             -------------    -------------    --------------    --------------
      Total Dividends ................................         (27,498,418)     (36,972,478)     (138,966,079)      (61,695,574)
                                                             -------------    -------------    --------------    --------------

   PRIME A SHARES:
   Net investment income .............................                  --               --                --                --
   Net realized gain on investments ..................                  --               --           (15,978)           (6,282)
                                                             -------------    -------------    --------------    --------------
      Total Dividends ................................                  --               --           (15,978)           (6,282)
                                                             -------------    -------------    --------------    --------------

   PRIME B SHARES:
   Net investment income .............................                  --               --                --                --
   Net realized gain on investments ..................                  --               --           (51,114)          (14,655)
                                                             -------------    -------------    --------------    --------------
      Total Dividends ................................                  --               --           (51,114)          (14,655)
                                                             -------------    -------------    --------------    --------------

   BKB SHARES:
   Net investment income .............................                 N/A              N/A               N/A               N/A
   Net realized gain on investments ..................                 N/A              N/A               N/A               N/A
                                                             -------------    -------------    --------------    --------------
      Total Dividends ................................                 N/A              N/A               N/A               N/A
                                                             -------------    -------------    --------------    --------------
      Total Dividends to shareholders ................         (70,393,858)     (75,295,734)     (217,923,248)      (92,704,281)
                                                             -------------    -------------    --------------    --------------

NET INCREASE (DECREASE) FROM SHARE TRANSACTIONS(1) ...          47,943,734     (109,757,302)      154,177,732       216,753,956
                                                             -------------    -------------    --------------    --------------
   Net increase (decrease) in net assets .............          (7,993,255)    (148,129,633)     (361,740,260)      412,859,373
                                                             -------------    -------------    --------------    --------------

NET ASSETS AT END OF THE PERIOD (INCLUDING LINE A) ...       $ 414,261,144    $ 422,254,399    $1,608,014,645    $1,969,754,905
                                                             =============    =============    ==============    ==============

(A) (Overdistributed) net investment (loss) ..........       $     (74,742)   $      (9,999)   $     (856,022)   $      (26,682)
                                                             =============    =============    ==============    ==============


                                                                            GROWTH FUND II
                                                           -----------------------------------------------
                                                           SIX MONTHS ENDED  PERIOD ENDED      YEAR ENDED
                                                            APRIL 30, 2001    OCTOBER 31,        MAY 31,
                                                              (UNAUDITED)       2000(2)           2000
                                                           ----------------  ------------      ----------

NET ASSETS AT BEGINNING OF THE PERIOD ................       $151,620,932    $185,327,472    $ 185,476,000
                                                             ------------    ------------    -------------

INCREASE (DECREASE) IN
   NET ASSETS RESULTING FROM OPERATIONS
   Net investment income (loss) ......................           (250,155)       (215,936)        (826,000)
   Net realized gain (loss) on investments sold,
      forward foreign currency contracts
      and foreign currency ...........................          8,784,926      11,930,494      151,646,000
   Net change in unrealized appreciation
      (depreciation) on investments ..................        (40,056,675)     12,444,625      (13,707,000)
                                                             ------------    ------------    -------------
      Net increase (decrease) in
         net assets resulting from operations ........        (31,521,904)     24,159,183      137,113,000
                                                             ------------    ------------    -------------

DIVIDENDS TO SHAREHOLDERS FROM:
   RETAIL A SHARES:
   Net investment income .............................                 --              --              N/A
   Dividends in excess of net investment income ......                 --              --              N/A
   Net realized gain on investments ..................           (193,807)             --              N/A
                                                             ------------    ------------    -------------
      Total Dividends ................................           (193,807)             --              N/A
                                                             ------------    ------------    -------------

   RETAIL B SHARES:
   Net investment income .............................                 --              --              N/A
   Net realized gain on investments ..................            (70,596)             --              N/A
                                                             ------------    ------------    -------------
      Total Dividends ................................            (70,596)             --              N/A
                                                             ------------    ------------    -------------

   SHARES*:
   Net investment income .............................                N/A              --               --
   Net realized gain on investments ..................                N/A              --     (122,187,000)
                                                             ------------    ------------    -------------
      Total Dividends ................................                N/A              --     (122,187,000)
                                                             ------------    ------------    -------------

   TRUST SHARES:
   Net investment income .............................                 --              --              N/A
   Dividends in excess of net investment income ......                 --              --              N/A
   Net realized gain on investments ..................         (7,919,613)             --              N/A
                                                             ------------    ------------    -------------
      Total Dividends ................................         (7,919,613)             --              N/A
                                                             ------------    ------------    -------------

   PRIME A SHARES:
   Net investment income .............................                N/A             N/A              N/A
   Net realized gain on investments ..................                N/A             N/A              N/A
                                                             ------------    ------------    -------------
      Total Dividends ................................                N/A             N/A              N/A
                                                             ------------    ------------    -------------

   PRIME B SHARES:
   Net investment income .............................                N/A             N/A              N/A
   Net realized gain on investments ..................                N/A             N/A              N/A
                                                             ------------    ------------    -------------
      Total Dividends ................................                N/A             N/A              N/A
                                                             ------------    ------------    -------------

   BKB SHARES:
   Net investment income .............................                 --              --              N/A
   Net realized gain on investments ..................         (5,065,763)             --              N/A
                                                             ------------    ------------    -------------
      Total Dividends ................................         (5,065,763)             --              N/A
                                                             ------------    ------------    -------------
      Total Dividends to shareholders ................        (13,249,779)             --     (122,187,000)
                                                             ------------    ------------    -------------

NET INCREASE (DECREASE) FROM SHARE TRANSACTIONS(1) ...         11,945,051     (57,865,723)     (15,075,000)
   Net increase (decrease) in net assets .............        (32,826,632)    (33,706,540)        (149,000)
                                                             ------------    ------------    -------------

NET ASSETS AT END OF THE PERIOD (INCLUDING LINE A) ...       $118,794,300    $151,620,932    $ 185,327,000
                                                             ============    ============    =============
(A) (Overdistributed) net investment (loss) ..........       $   (252,432)   $     (2,277)   $          --
                                                             ============    ============    =============

--------------------------------------------------------------------------------
(1) For detail on share transactions by series, see Statements of Changes in Net Assets - Capital Stock Activity on pages 65 - 66.
(2) For the period June 1, 2000 through October 31, 2000.
* Prior to June 26, 2000, the Growth Fund II offered only one series of shares (See Note 9).

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                      58-59

GALAXY EQUITY FUNDS

                                                                  SMALL CAP VALUE FUND          SMALL COMPANY EQUITY FUND
                                                             ------------------------------  ------------------------------
                                                             SIX MONTHS ENDED   YEAR ENDED   SIX MONTHS ENDED   YEAR ENDED
                                                              APRIL 30, 2001    OCTOBER 31,   APRIL 30, 2001    OCTOBER 31,
                                                                (UNAUDITED)        2000        (UNAUDITED)         2000
                                                             ----------------   -----------  ----------------   -----------

NET ASSETS AT BEGINNING OF THE PERIOD ................         $423,356,265    $338,139,079    $566,942,273    $333,458,325
                                                               ------------    ------------    ------------    ------------

INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS:
   Net investment income (loss) ......................            1,380,349       1,753,537      (1,477,306)     (3,899,942)
   Net realized gain (loss) on investments sold, forward
      foreign currency contracts and foreign currency            29,922,449      55,384,980     (14,095,720)    120,456,546
   Net change in unrealized appreciation (depreciation)
      on investments, foreign currency and
      forward foreign currency contracts .............           29,990,799      16,865,022     (13,352,235)         56,876
                                                               ------------    ------------    ------------    ------------
      Net increase (decrease) in
      net assets resulting from operations ...........           61,293,597      74,003,539     (28,925,261)    116,613,480
                                                               ------------    ------------    ------------    ------------

DIVIDENDS TO SHAREHOLDERS FROM:
   RETAIL A SHARES:
   Net investment income .............................              (84,064)        (58,750)             --              --
   Net realized gain on investments ..................          (11,275,912)     (8,365,694)    (17,106,852)             --
                                                               ------------    ------------    ------------    ------------
      Total Dividends ................................          (11,359,976)     (8,424,444)    (17,106,852)             --
                                                               ------------    ------------    ------------    ------------

   RETAIL B SHARES:
   Net investment income .............................                   --              --              --              --
   Net realized gain on investments ..................             (380,522)       (193,642)     (3,049,372)             --
                                                               ------------    ------------    ------------    ------------
      Total Dividends ................................             (380,522)       (193,642)     (3,049,372)             --
                                                               ------------    ------------    ------------    ------------

   TRUST SHARES:
   Net investment income .............................           (1,361,517)     (1,367,503)             --              --
   Net realized gain on investments ..................          (43,697,192)    (26,198,796)    (63,713,167)             --
                                                               ------------    ------------    ------------    ------------
      Total Dividends ................................          (45,058,709)    (27,566,299)    (63,713,167)             --
                                                               ------------    ------------    ------------    ------------

   PRIME A SHARES:
   Net investment income .............................                 (477)           (487)             --             N/A
   Net realized gain on investments ..................              (24,661)        (18,207)             --             N/A
                                                               ------------    ------------    ------------    ------------
      Total Dividends ................................              (25,138)        (18,694)             --             N/A
                                                               ------------    ------------    ------------    ------------

   PRIME B SHARES:
   Net investment income .............................                   --              --              --             N/A
   Net realized gain on investments ..................              (22,464)        (19,815)             --             N/A
                                                               ------------    ------------    ------------    ------------
      Total Dividends ................................              (22,464)        (19,815)             --             N/A
                                                               ------------    ------------    ------------    ------------

   BKB SHARES:
   Net investment income .............................                  N/A             N/A             N/A             N/A
   Net realized gain on investments ..................                  N/A             N/A             N/A             N/A
                                                               ------------    ------------    ------------    ------------
      Total Dividends ................................                  N/A             N/A             N/A             N/A
                                                               ------------    ------------    ------------    ------------
      Total Dividends to shareholders ................          (56,846,809)    (36,222,894)    (83,869,391)             --
                                                               ------------    ------------    ------------    ------------

NET INCREASE FROM SHARE TRANSACTIONS(1) ..............           73,466,797      47,436,541      45,827,757     116,870,468
                                                               ------------    ------------    ------------    ------------
   Net increase (decrease) in net assets .............           77,913,585      85,217,186     (66,966,895)    233,483,948
                                                               ------------    ------------    ------------    ------------

NET ASSETS AT END OF THE PERIOD (INCLUDING LINE A) ...         $501,269,850    $423,356,265    $499,975,378    $566,942,273
                                                               ============    ============    ============    ============

(A) Undistributed (overdistributed)
    net investment income (loss) .....................         $    366,505    $    432,214    $ (1,483,291)   $     (5,985)
                                                               ============    ============    ============    ============

                                                                 INTERNATIONAL EQUITY FUND                    PAN ASIA FUND
                                                              --------------------------------   -----------------------------------
                                                              SIX MONTHS ENDED     YEAR ENDED    SIX MONTHS ENDED  PERIOD ENDED
                                                               APRIL 30, 2001      OCTOBER 31,    APRIL 30, 2001    OCTOBER 31,
                                                                 (UNAUDITED)          2000          (UNAUDITED)       2000(2)
                                                              ----------------     -----------   ----------------  -------------

NET ASSETS AT BEGINNING OF THE PERIOD ................         $1,067,506,793    $  593,762,099    $4,471,361       $       30(a)
                                                               --------------    --------------    ----------       ----------

INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS:
   Net investment income (loss) ......................                294,349        19,636,398        (2,969)          10,916
   Net realized gain (loss) on investments sold, forward
      foreign currency contracts and foreign currency              (1,758,212)      115,632,720      (313,828)          34,186
   Net change in unrealized appreciation (depreciation)
      on investments, foreign currency and
      forward foreign currency contracts .............           (118,042,586)     (205,754,102)     (294,815)        (295,765)
                                                               --------------    --------------    ----------       ----------
      Net increase (decrease) in
      net assets resulting from operations ...........           (119,506,449)      (70,484,984)     (611,612)        (250,663)
                                                               --------------    --------------    ----------       ----------

DIVIDENDS TO SHAREHOLDERS FROM:
   RETAIL A SHARES:
   Net investment income .............................             (1,684,989)         (228,709)           --               --
   Net realized gain on investments ..................            (12,341,722)       (5,152,046)         (885)              --
                                                               --------------    --------------    ----------       ----------
      Total Dividends ................................            (14,026,711)       (5,380,755)         (885)              --
                                                               --------------    --------------    ----------       ----------

   RETAIL B SHARES:
   Net investment income .............................                (70,210)               --            --               --
   Net realized gain on investments ..................               (987,868)         (197,787)         (262)              --
                                                               --------------    --------------    ----------       ----------
      Total Dividends ................................             (1,058,078)         (197,787)         (262)              --
                                                               --------------    --------------    ----------       ----------

   TRUST SHARES:
   Net investment income .............................            (16,835,007)       (4,007,069)           --               --
   Net realized gain on investments ..................           (100,878,940)      (28,958,916)      (43,916)              --
                                                               --------------    --------------    ----------       ----------
      Total Dividends ................................           (117,713,947)      (32,965,985)      (43,916)              --
                                                               --------------    --------------    ----------       ----------

   PRIME A SHARES:
   Net investment income .............................                   (260)              (72)           --               --
   Net realized gain on investments ..................                 (1,655)             (697)          (25)              --
                                                               --------------    --------------    ----------       ----------
      Total Dividends ................................                 (1,915)             (769)          (25)              --
                                                               --------------    --------------    ----------       ----------

   PRIME B SHARES:
   Net investment income .............................                 (4,995)               --            --               --
   Net realized gain on investments ..................                (56,692)          (26,392)          (25)              --
                                                               --------------    --------------    ----------       ----------
      Total Dividends ................................                (61,687)          (26,392)          (25)              --
                                                               --------------    --------------    ----------       ----------

   BKB SHARES:
   Net investment income .............................               (286,675)               --           N/A              N/A
   Net realized gain on investments ..................             (1,816,794)               --           N/A              N/A
                                                               --------------    --------------    ----------       ----------
      Total Dividends ................................             (2,103,469)               --           N/A              N/A
                                                               --------------    --------------    ----------       ----------
      Total Dividends to shareholders ................           (134,965,807)      (38,571,688)      (45,113)              --
                                                               --------------    --------------    ----------       ----------

NET INCREASE FROM SHARE TRANSACTIONS(1) ..............              8,914,860       582,801,366        47,659        4,721,994
                                                               --------------    --------------    ----------       ----------
   Net increase (decrease) in net assets .............           (245,557,396)      473,744,694      (609,066)       4,471,331
                                                               --------------    --------------    ----------       ----------

NET ASSETS AT END OF THE PERIOD (INCLUDING LINE A) ...         $  821,949,397    $1,067,506,793    $3,862,295       $4,471,361
                                                               ==============    ==============    ==========       ==========

(A) Undistributed (overdistributed)
    net investment income (loss) .....................         $     (955,402)   $   17,632,385    $   (2,967)      $        2
                                                               ==============    ==============    ==========       ==========

--------------------------------------------------------------------------------
(1) For detail on share transactions by series, see Statements of Changes in Net Assets - Capital Stock Activity on pages 67 - 69.
(2) The Pan Asia Fund commenced operations on September 1, 2000.
(a) Initial investment in Retail A, Retail B and Trust Shares, which were first issued on September 1, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                      60-61

GALAXY EQUITY FUNDS

STATEMENTS OF CHANGES IN NET ASSETS --
CAPITAL STOCK ACTIVITY

                                                                                         ASSET ALLOCATION FUND
                                                                  ------------------------------------------------------------
                                                                  SIX MONTHS ENDED APRIL 30, 2001    YEAR ENDED OCTOBER 31,
                                                                            (UNAUDITED)                       2000
                                                                  -------------------------------  ---------------------------
                                                                      SHARES         DOLLARS         SHARES         DOLLARS
                                                                    ----------    -------------    ----------    -------------
Retail A Shares:
    Sold .........................................................    2,080,000    $  35,599,347     2,579,720    $  47,305,338
    Issued to shareholders in reinvestment of dividends ..........    1,058,069       18,149,048       788,753       14,178,683
    Repurchased ..................................................   (3,660,274)     (62,237,912)   (5,522,579)    (101,120,365)
                                                                     ----------    -------------    ----------    -------------
    Net increase (decrease) in shares outstanding ................     (522,205)   $  (8,489,517)   (2,154,106)   $ (39,636,344)
                                                                     ==========    =============    ==========    =============
Retail B Shares:
    Sold .........................................................      868,939    $  14,865,416     1,301,411    $  23,804,097
    Issued to shareholders in reinvestment of dividends ..........      289,446        4,960,519       160,427        2,882,221
    Repurchased ..................................................     (774,693)     (13,139,377)     (961,193)     (17,553,802)
                                                                     ----------    -------------    ----------    -------------
    Net increase (decrease) in shares outstanding ................      383,692    $   6,686,558       500,645    $   9,132,516
                                                                     ==========    =============    ==========    =============
Trust Shares:
    Sold .........................................................    1,914,366    $  32,599,735     3,014,706    $  55,618,018
    Issued to shareholders in connection with acquisition (Note 9)           --               --     1,409,047       26,353,837
    Issued to shareholders in reinvestment of dividends ..........      807,591       13,839,059       557,331       10,035,589
    Repurchased ..................................................   (2,703,057)     (45,995,671)   (4,706,499)     (86,042,433)
                                                                     ----------    -------------    ----------    -------------
    Net increase (decrease) in shares outstanding ................       18,900    $     443,123       274,585    $   5,965,011
                                                                     ==========    =============    ==========    =============
Prime A Shares:
    Sold .........................................................           --    $          --         1,711    $      30,925
    Issued to shareholders in reinvestment of dividends ..........          380            6,526           383            6,889
    Repurchased ..................................................       (5,223)         (93,929)       (5,591)        (102,034)
                                                                     ----------    -------------    ----------    -------------
    Net increase (decrease) in shares outstanding ................       (4,843)         (87,403)       (3,497)   $     (64,220)
                                                                     ==========    =============    ==========    =============
Prime B Shares:
    Sold .........................................................          283    $       5,000         1,933    $      34,952
    Issued to shareholders in reinvestment of dividends ..........        1,345           23,066           911           16,312
    Repurchased ..................................................         (461)          (7,940)       (4,119)         (76,012)
                                                                     ----------    -------------    ----------    -------------
    Net increase (decrease) in shares outstanding ................        1,167    $      20,126        (1,275)   $     (24,748)
                                                                     ==========    =============    ==========    =============
BKB Shares:
    Sold .........................................................       26,086    $     448,799        22,702    $     433,727
    Issued to shareholders in connection with acquisition (Note 9)           --               --     1,429,361       26,733,768
    Issued to shareholders in reinvestment of dividends ..........       67,873        1,162,523         7,547          145,799
    Repurchased ..................................................     (131,030)      (2,253,882)     (200,113)      (3,795,037)
                                                                     ----------    -------------    ----------    -------------
    Net increase (decrease) in shares outstanding ................      (37,071)   $    (642,560)    1,259,497    $  23,518,257
                                                                     ==========    =============    ==========    =============


                                                                                            EQUITY INCOME FUND
                                                                  ------------------------------------------------------------
                                                                  SIX MONTHS ENDED APRIL 30, 2001     YEAR ENDED OCTOBER 31,
                                                                            (UNAUDITED)                       2000
                                                                   ----------------------------    ---------------------------
                                                                      SHARES          DOLLARS        SHARES         DOLLARS
                                                                   ------------   -------------    ----------    -------------
Retail A Shares:
    Sold .........................................................     1,389,941   $  21,205,660       958,360    $  16,428,496
    Issued to shareholders in reinvestment of dividends ..........     1,701,731      25,298,656     1,980,936       32,637,007
    Repurchased ..................................................    (2,196,094)    (33,453,740)   (3,236,125)     (55,051,171)
                                                                      ----------   -------------    ----------    -------------
    Net increase (decrease) in shares outstanding ................       895,578   $  13,050,576      (296,829)   $  (5,985,668)
                                                                      ==========   =============    ==========    =============
Retail B Shares:
    Sold .........................................................        48,846   $     745,931        72,807    $   1,238,538
    Issued to shareholders in reinvestment of dividends ..........        37,273         544,114        32,655          529,408
    Repurchased ..................................................       (36,849)       (579,378)      (45,524)        (761,426)
                                                                      ----------   -------------    ----------    -------------
    Net increase (decrease) in shares outstanding ................        49,270   $     710,667        59,938    $   1,006,520
                                                                      ==========   =============    ==========    =============
Trust Shares:
    Sold .........................................................       775,079   $  11,391,293       625,334    $  10,533,826
    Issued to shareholders in connection with acquisition (Note 9)            --              --            --               --
    Issued to shareholders in reinvestment of dividends ..........       619,646       9,242,457       700,462       11,558,987
    Repurchased ..................................................    (1,051,821)    (15,579,000)   (1,517,449)     (25,673,834)
                                                                      ----------   -------------    ----------    -------------
    Net increase (decrease) in shares outstanding ................       342,904   $   5,054,750      (191,653)   $  (3,581,021)
                                                                      ==========   =============    ==========    =============
Prime A Shares:
    Sold .........................................................            --   $          --            --    $          --
    Issued to shareholders in reinvestment of dividends ..........            --              --            --               --
    Repurchased ..................................................            --              --            --               --
                                                                      ----------   -------------    ----------    -------------
    Net increase (decrease) in shares outstanding ................            --   $          --            --    $          --
                                                                      ==========   =============    ==========    =============
Prime B Shares:
    Sold .........................................................            --   $          --            --    $          --
    Issued to shareholders in reinvestment of dividends ..........            --              --            --               --
    Repurchased ..................................................            --              --            --               --
                                                                      ----------   -------------    ----------    -------------
    Net increase (decrease) in shares outstanding ................            --   $          --            --    $          --
                                                                      ==========   =============    ==========    =============
BKB Shares:
    Sold .........................................................           N/A             N/A           N/A              N/A
    Issued to shareholders in connection with acquisition (Note 9)           N/A             N/A           N/A              N/A
    Issued to shareholders in reinvestment of dividends ..........           N/A             N/A           N/A              N/A
    Repurchased ..................................................           N/A             N/A           N/A              N/A
                                                                      ----------   -------------    ----------    -------------
    Net increase (decrease) in shares outstanding ................           N/A             N/A           N/A              N/A
                                                                      ==========   =============    ==========    =============


                                                                                              GROWTH AND INCOME FUND
                                                                   ------------------------------------------------------------
                                                                   SIX MONTHS ENDED APRIL 30, 2001       YEAR ENDED OCTOBER 31,
                                                                            (UNAUDITED)                          2000
                                                                    ----------------------------   ----------------------------
                                                                      SHARES          DOLLARS         SHARES         DOLLARS
                                                                    -----------    -------------    ----------    -------------
Retail A Shares:
    Sold .........................................................     1,601,251    $  23,706,290     1,887,797    $  29,601,482
    Issued to shareholders in reinvestment of dividends ..........     1,160,648       16,812,296       891,659       13,274,185
    Repurchased ..................................................    (2,382,232)     (35,228,297)   (4,025,598)     (63,550,391)
                                                                      ----------    -------------    ----------    -------------
    Net increase (decrease) in shares outstanding ................       379,667    $   5,290,289    (1,246,142)   $ (20,674,724)
                                                                      ==========    =============    ==========    =============
Retail B Shares:
    Sold .........................................................       319,821    $   4,685,530       485,103    $   7,617,109
    Issued to shareholders in reinvestment of dividends ..........       331,896        4,759,395       236,117        3,489,755
    Repurchased ..................................................      (423,827)      (6,256,029)     (830,683)     (13,019,063)
                                                                      ----------    -------------    ----------    -------------
    Net increase (decrease) in shares outstanding ................       227,890    $   3,188,896      (109,463)   $  (1,912,199)
                                                                      ==========    =============    ==========    =============
Trust Shares:
    Sold .........................................................     2,344,560    $  35,057,364     7,697,859    $ 122,036,538
    Issued to shareholders in connection with acquisition (Note 9)            --               --    22,946,452      368,267,602
    Issued to shareholders in reinvestment of dividends ..........     3,437,673       50,031,796     1,156,996       17,303,773
    Repurchased ..................................................    (8,094,945)    (120,985,967)   (9,807,884)    (156,886,556)
                                                                      ----------    -------------    ----------    -------------
    Net increase (decrease) in shares outstanding ................    (2,312,712)   $ (35,896,807)   21,993,423    $ 350,721,357
                                                                      ==========    =============    ==========    =============
Prime A Shares:
    Sold .........................................................           559    $       7,956            --    $          --
    Issued to shareholders in reinvestment of dividends ..........           603            8,758           430            6,425
    Repurchased ..................................................          (215)          (3,316)         (323)          (5,124)
                                                                      ----------    -------------    ----------    -------------
    Net increase (decrease) in shares outstanding ................           947    $      13,398           107    $       1,301
                                                                      ==========    =============    ==========    =============
Prime B Shares:
    Sold .........................................................           147    $       2,000           490    $       7,022
    Issued to shareholders in reinvestment of dividends ..........           567            8,178           401            5,964
    Repurchased ..................................................            --               --        (1,070)         (17,146)
                                                                      ----------    -------------    ----------    -------------
    Net increase (decrease) in shares outstanding ................           714    $      10,178          (179)   $      (4,160)
                                                                      ==========    =============    ==========    =============
BKB Shares:
    Sold .........................................................       227,993    $   3,444,832       182,845    $   2,830,470
    Issued to shareholders in connection with acquisition (Note 9)            --               --     9,313,418      149,471,040
    Issued to shareholders in reinvestment of dividends ..........       717,119       10,426,060         5,213           87,579
    Repurchased ..................................................      (961,087)     (14,379,253)   (1,132,140)     (18,369,658)
                                                                      ----------    -------------    ----------    -------------
    Net increase (decrease) in shares outstanding ................       (15,975)   $    (508,361)    8,369,336    $ 134,019,431
                                                                      ==========    =============    ==========    =============

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                      62-63

GALAXY EQUITY FUNDS

STATEMENTS OF CHANGES IN NET ASSETS --
CAPITAL STOCK ACTIVITY (CONTINUED)

                                                                               STRATEGIC EQUITY FUND
                                                           -------------------------------------------------------------
                                                           SIX MONTHS ENDED APRIL 30, 2001    YEAR ENDED OCTOBER 31,
                                                                    (UNAUDITED)                        2000
                                                           -------------------------------  --------------------------
                                                               SHARES         DOLLARS        SHARES         DOLLARS
                                                              ---------    -------------    ---------    -------------

Retail A Shares:
   Sold ...............................................         141,767    $   1,530,228      209,715    $   1,981,206
   Issued to shareholders in reinvestment of dividends           28,303          288,257      111,720          943,323
   Repurchased ........................................        (176,905)      (1,914,814)    (340,711)      (3,193,212)
                                                               --------    -------------    ---------    -------------
   Net increase (decrease) in shares outstanding ......          (6,835)   $     (96,329)     (19,276)   $    (268,683)
                                                               ========    =============    =========    =============
Retail B Shares:
   Sold ...............................................          31,839    $     344,000       51,391    $     473,617
   Issued to shareholders in reinvestment of dividends            4,929           49,633       20,488          170,897
   Repurchased ........................................         (16,998)        (183,161)     (58,914)        (547,648)
                                                               --------    -------------    ---------    -------------
   Net increase in shares outstanding .................          19,770    $     210,472       12,965    $      96,866
                                                               ========    =============    =========    =============
Trust Shares:
   Sold ...............................................         775,200    $   8,587,553      742,351    $   7,218,111
   Issued to shareholders in reinvestment of dividends          312,928        3,196,207    1,104,158        9,332,817
   Repurchased ........................................        (195,244)      (2,123,904)     (95,755)        (859,157)
                                                               --------    -------------    ---------    -------------
   Net increase (decrease) in shares outstanding ......         892,884    $   9,659,856    1,750,754    $  15,691,771
                                                               ========    =============    =========    =============
Prime A Shares:
   Sold ...............................................              --    $          --           --    $          --
   Issued to shareholders in reinvestment of dividends               --               --           --               --
   Repurchased ........................................              --               --           --               --
                                                               --------    -------------    ---------    -------------
   Net increase in shares outstanding .................              --    $          --           --    $          --
                                                               ========    =============    =========    =============
Prime B Shares:
   Sold ...............................................              --    $          --           --    $          --
   Issued to shareholders in reinvestment of dividends               --               --           --               --
   Repurchased ........................................              --               --           --               --
                                                               --------    -------------    ---------    -------------
   Net increase in shares outstanding .................              --    $          --           --    $          --
                                                               ========    =============    =========    =============


                                                                                 EQUITY VALUE FUND
                                                           ------------------------------------------------------------
                                                           SIX MONTHS ENDED APRIL 30, 2001    YEAR ENDED OCTOBER 31,
                                                                    (UNAUDITED)                        2000
                                                           -------------------------------  --------------------------
                                                               SHARES         DOLLARS        SHARES         DOLLARS
                                                              ---------    -------------    ---------    -------------

Retail A Shares:
   Sold ...............................................       1,608,933    $  22,828,223     1,728,851    $ 29,261,150
   Issued to shareholders in reinvestment of dividends        2,894,785       37,197,988     2,131,292      33,550,464
   Repurchased ........................................      (2,522,765)     (35,942,111)   (4,689,038)    (79,013,910)
                                                             ----------    -------------    ----------    ------------
   Net increase (decrease) in shares outstanding ......       1,980,953    $  24,084,100      (828,895)   $(16,202,296)
                                                             ==========    =============    ==========    ============
Retail B Shares:
   Sold ...............................................         174,049    $   2,416,906       268,449    $  4,465,426
   Issued to shareholders in reinvestment of dividends          410,317        5,141,273       269,268       4,179,043
   Repurchased ........................................        (244,469)      (3,463,378)     (424,451)     (6,977,572)
                                                             ----------    -------------    ----------    ------------
   Net increase in shares outstanding .................         339,897    $   4,094,801       113,266    $  1,666,897
                                                             ==========    =============    ==========    ============
Trust Shares:
   Sold ...............................................       1,168,425    $  16,670,239     1,975,116    $ 33,480,334
   Issued to shareholders in reinvestment of dividends        1,650,131       21,402,198     2,000,279      31,632,032
   Repurchased ........................................      (1,279,528)     (18,307,604)   (9,689,393)    160,334,269)
                                                             ----------    -------------    ----------    ------------
   Net increase (decrease) in shares outstanding ......       1,539,028    $  19,764,833    (5,713,998)   $(95,221,903)
                                                             ==========    =============    ==========    ============
Prime A Shares:
   Sold ...............................................              --    $          --            --    $         --
   Issued to shareholders in reinvestment of dividends               --               --            --              --
   Repurchased ........................................              --               --            --              --
                                                             ----------    -------------    ----------    ------------
   Net increase in shares outstanding .................              --    $          --            --    $         --
                                                             ==========    =============    ==========    ============
Prime B Shares:
   Sold ...............................................              --    $          --            --    $         --
   Issued to shareholders in reinvestment of dividends               --               --            --              --
   Repurchased ........................................              --               --            --              --
                                                             ----------    -------------    ----------    ------------
   Net increase in shares outstanding .................              --    $          --            --    $         --
                                                             ==========    =============    ==========    ============


                                                                                 EQUITY GROWTH FUND
                                                           -------------------------------------------------------------
                                                           SIX MONTHS ENDED APRIL 30, 2001    YEAR ENDED OCTOBER 31,
                                                                    (UNAUDITED)                        2000
                                                           -------------------------------  --------------------------
                                                               SHARES         DOLLARS        SHARES         DOLLARS
                                                              ---------    -------------    ---------    -------------

Retail A Shares:
   Sold ...............................................       3,476,030    $  92,514,225     7,519,256   $ 238,925,931
   Issued to shareholders in reinvestment of dividends        2,386,393       62,404,190       914,140      25,985,381
   Repurchased ........................................      (4,697,232)    (125,786,215)   (5,773,778)   (184,920,733)
                                                             ----------    -------------    ----------   -------------
   Net increase (decrease) in shares outstanding ......       1,165,191    $  29,132,200     2,659,618   $  79,990,579
                                                             ==========    =============    ==========   =============
Retail B Shares:
   Sold ...............................................         887,015    $  22,129,331     1,936,018   $  59,549,719
   Issued to shareholders in reinvestment of dividends          606,796       15,242,741       162,849       4,504,837
   Repurchased ........................................        (702,323)     (17,339,611)     (454,523)    (13,961,559)
                                                             ----------    -------------    ----------   -------------
   Net increase in shares outstanding .................         791,488    $  20,032,461     1,644,344   $  50,092,997
                                                             ==========    =============    ==========   =============
Trust Shares:
   Sold ...............................................       5,365,597    $ 135,924,209     8,460,181   $ 270,618,606
   Issued to shareholders in reinvestment of dividends        4,275,798      113,017,574     1,820,461      52,108,813
   Repurchased ........................................      (5,660,870)    (144,802,042)   (7,417,380)   (236,242,243)
                                                             ----------    -------------    ----------   -------------
   Net increase (decrease) in shares outstanding ......       3,980,525    $ 104,139,741     2,863,262   $  86,485,176
                                                             ==========    =============    ==========   =============
Prime A Shares:
   Sold ...............................................          34,108    $     881,041           527   $      16,915
   Issued to shareholders in reinvestment of dividends              611           15,978           221           6,282
   Repurchased ........................................          (2,971)         (72,648)          (25)           (747)
                                                             ----------    -------------    ----------   -------------
   Net increase in shares outstanding .................          31,748    $     824,371           723   $      22,450
                                                             ==========    =============    ==========   =============
Prime B Shares:
   Sold ...............................................             151    $       3,500         5,310   $     156,601
   Issued to shareholders in reinvestment of dividends            1,764           45,459           453          12,809
   Repurchased ........................................              --               --          (220)         (6,656)
                                                             ----------    -------------    ----------   -------------
   Net increase in shares outstanding .................           1,915    $      48,959         5,543   $     162,754
                                                             ==========    =============    ==========   =============

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                      64-65

GALAXY EQUITY FUNDS

STATEMENTS OF CHANGES IN NET ASSETS --
CAPITAL STOCK ACTIVITY (CONTINUED)

                                                                                     GROWTH FUND II
                                                     -----------------------------------------------------------------------------
                                                      SIX MONTHS ENDED APRIL   PERIOD ENDED OCTOBER 31,     YEAR ENDED MAY 31,
                                                       30, 2001 (UNAUDITED)              2000(1)                   2000
                                                     ------------------------  ------------------------  -------------------------
                                                       SHARES       DOLLARS      SHARES       DOLLARS       SHARES      DOLLARS
                                                     ----------  ------------  ----------  ------------  -----------  ------------
Retail A Shares:
   Sold ..............................................  1,438,024 $ 15,995,202   2,821,837  $ 40,189,135          N/A          N/A
   Issued to shareholders in reinvestment of dividends     16,153      183,666        --            --            N/A          N/A
   Repurchased ....................................... (1,306,562) (14,441,886) (2,710,273)  (38,892,355)         N/A          N/A
                                                       ---------- ------------  ----------  ------------  ----------- ------------
   Net increase (decrease) in shares outstanding .....    147,615 $  1,736,982     111,564  $  1,296,780          N/A          N/A
                                                       ========== ============  ==========  ============  =========== ============
Retail B Shares:
   Sold ..............................................     45,608 $    520,354      48,182  $    691,110          N/A          N/A
   Issued to shareholders in reinvestment of dividends      6,226       70,596          --            --          N/A          N/A
   Repurchased .......................................    (16,983)    (173,499)     (1,323)      (19,223)         N/A          N/A
                                                       ---------- ------------  ----------  ------------  ----------- ------------
   Net increase in shares outstanding ................     34,851 $    417,451      46,859  $    671,887          N/A          N/A
                                                       ========== ============  ==========  ============  =========== ============
Shares**:
   Sold ..............................................        N/A          N/A   1,475,575  $ 19,500,013   14,007,000 $212,676,000
   Issued to shareholders in reinvestment of dividends        N/A          N/A        --            --      4,642,000   68,726,000
   Repurchased .......................................        N/A          N/A  (1,890,092)  (25,475,844) (19,458,000)(296,477,000)*
                                                       ---------- ------------  ----------  ------------  ----------- ------------
   Net decrease in shares outstanding ................        N/A          N/A    (414,517) $ (5,975,831)    (809,000)$(15,075,000)
                                                       ========== ============  ==========  ============  =========== ============
Trust Shares:
   Sold ..............................................  1,040,046 $ 11,477,658     396,131  $  5,660,929          N/A          N/A
   Issued to shareholders in reinvestment of dividends    634,457    7,232,805          --            --          N/A          N/A
   Repurchased .......................................   (906,516) (10,355,785) (3,780,091)  (56,116,909)         N/A          N/A
                                                       ---------- ------------  ----------  ------------  ----------- ------------
   Net increase (decrease) in shares outstanding .....    767,987 $  8,354,678  (3,383,960) $(50,455,980)         N/A          N/A
                                                       ========== ============  ==========  ============  =========== ============
Prime A Shares:
   Sold ..............................................        N/A          N/A         N/A           N/A          N/A          N/A
   Issued to shareholders in reinvestment of dividends        N/A          N/A         N/A           N/A          N/A          N/A
   Repurchased .......................................        N/A          N/A         N/A           N/A          N/A          N/A
                                                       ---------- ------------  ----------  ------------  ----------- ------------
   Net decrease in shares outstanding ................        N/A          N/A         N/A           N/A          N/A          N/A
                                                       ========== ============  ==========  ============  =========== ============
Prime B Shares:
   Sold ..............................................        N/A          N/A         N/A           N/A          N/A          N/A
   Issued to shareholders in reinvestment of dividends        N/A          N/A         N/A           N/A          N/A          N/A
   Repurchased .......................................        N/A          N/A         N/A           N/A          N/A          N/A
                                                       ---------- ------------  ----------  ------------  ----------- ------------
   Net increase (decrease) in shares outstanding .....        N/A          N/A         N/A           N/A          N/A          N/A
                                                       ========== ============  ==========  ============  =========== ============
BKB Shares:
   Sold ..............................................    103,101 $  1,290,387     518,736  $  7,855,781          N/A          N/A
   Issued to Shareholders in reinvestment of Dividends    439,698    5,008,181          --            --          N/A          N/A
   Repurchased .......................................   (423,373)  (4,862,628)   (750,483)  (11,258,360)         N/A          N/A
                                                       ---------- ------------  ----------  ------------  ----------- ------------
   Net increase (decrease) in shares outstanding .....    119,426 $  1,435,940    (231,747) $ (3,402,579)         N/A          N/A
                                                       ========== ============  ==========  ============  =========== ============


                                                                          SMALL CAP VALUE FUND
                                                      ----------------------------------------------------------
                                                         SIX MONTHS ENDED APRIL        YEAR ENDED OCTOBER 31,
                                                          30, 2001 (UNAUDITED)                  2000
                                                      ---------------------------    ---------------------------
                                                         SHARES        DOLLARS         SHARES         DOLLARS
                                                      ----------    -------------    ----------    -------------


Retail A Shares:
Sold ..............................................    1,627,800    $  22,334,248     2,092,115    $  28,746,130
Issued to shareholders in reinvestment of dividends      898,749       11,293,763       668,257        8,255,796
Repurchased .......................................   (1,728,731)     (23,773,186)   (2,852,488)     (38,935,986)
                                                      ----------    -------------    ----------    -------------
Net increase (decrease) in shares outstanding .....      797,818    $   9,854,825       (92,116)      (1,934,060)
                                                      ==========    =============    ==========    =============
Retail B Shares:
Sold ..............................................       55,905    $     753,193        85,930    $   1,149,205
Issued to shareholders in reinvestment of dividends       30,635          380,489        15,748          194,023
Repurchased .......................................      (25,805)        (348,089)      (27,049)        (361,874)
                                                      ----------    -------------    ----------    -------------
Net increase in shares outstanding ................       60,735    $     785,593        74,629    $     981,354
                                                      ==========    =============    ==========    =============
Shares**:
Sold ..............................................          N/A              N/A           N/A              N/A
Issued to shareholders in reinvestment of dividends          N/A              N/A           N/A              N/A
Repurchased .......................................          N/A              N/A           N/A              N/A
                                                      ----------    -------------    ----------    -------------
Net decrease in shares outstanding ................          N/A              N/A           N/A              N/A
                                                      ==========    =============    ==========    =============
Trust Shares:
Sold ..............................................    4,652,335    $  63,752,456     7,216,851    $  99,197,730
Issued to shareholders in reinvestment of dividends    2,834,015       36,009,407     1,730,729       21,586,955
Repurchased .......................................   (2,709,791)     (36,978,088)   (5,331,805)     (72,356,709)
                                                      ----------    -------------    ----------    -------------
Net increase (decrease) in shares outstanding .....    4,776,559    $  62,783,775     3,615,775    $  48,427,976
                                                      ==========    =============    ==========    =============
Prime A Shares:
Sold ..............................................          651    $       9,047           186    $       2,363
Issued to shareholders in reinvestment of dividends        1,733           21,936         1,314           16,348
Repurchased .......................................       (2,899)         (39,974)       (1,708)         (22,568)
                                                      ----------    -------------    ----------    -------------
Net decrease in shares outstanding ................         (515)   $      (8,991)         (208)          (3,857)
                                                      ==========    =============    ==========    =============
Prime B Shares:
Sold ..............................................        2,474    $      32,518         1,844    $      25,456
Issued to shareholders in reinvestment of dividends        1,797           22,464         1,605           19,815
Repurchased .......................................         (241)          (3,387)       (6,099)         (80,143)
                                                      ----------    -------------    ----------    -------------
Net increase (decrease) in shares outstanding .....        4,030    $      51,595        (2,650)   $     (34,872)
                                                      ==========    =============    ==========    =============
BKBShares:
Sold ..............................................          N/A              N/A           N/A              N/A
Issued to Shareholders in reinvestment of Dividends          N/A              N/A           N/A              N/A
Repurchased .......................................          N/A              N/A           N/A              N/A
                                                      ----------    -------------    ----------    -------------
Net increase (decrease) in shares outstanding .....          N/A              N/A           N/A              N/A
                                                      ==========    =============    ==========    =============


                                                                      SMALL COMPANY EQUITY FUND
                                                       ------------------------------------------------------------
                                                          SIX MONTHS ENDED APRIL          YEAR ENDED OCTOBER 31,
                                                           30, 2001 (UNAUDITED)                   2000
                                                       ----------------------------   -----------------------------
                                                          SHARES         DOLLARS         SHARES          DOLLARS
                                                       -----------    -------------    -----------    -------------
Retail A Shares:
    Sold ..............................................     20,196,494    $ 352,865,962     28,229,809    $ 656,174,397
    Issued to shareholders in reinvestment of dividends      1,024,780       16,837,132             --               --
    Repurchased .......................................    (20,355,224)    (360,494,184)   (28,076,741)    (653,452,707)
                                                           -----------    -------------    -----------    -------------
    Net increase (decrease) in shares outstanding .....        866,050    $   9,208,910        153,068    $   2,721,690
                                                           ===========    =============    ===========    =============
Retail B Shares:
    Sold ..............................................        241,452    $   4,078,222      1,051,953    $  21,391,880
    Issued to shareholders in reinvestment of dividends        190,776        3,019,986           --               --
    Repurchased .......................................       (250,572)      (4,241,266)      (952,162)     (18,637,553)
                                                           -----------    -------------    -----------    -------------
    Net increase in shares outstanding ................        181,656    $   2,856,942         99,791    $   2,754,327
                                                           ===========    =============    ===========    =============
Shares**:
    Sold ..............................................            N/A              N/A            N/A              N/A
    Issued to shareholders in reinvestment of dividends            N/A              N/A            N/A              N/A
    Repurchased .......................................            N/A              N/A            N/A              N/A
                                                           -----------    -------------    -----------    -------------
    Net decrease in shares outstanding ................            N/A              N/A            N/A              N/A
                                                           ===========    =============    ===========    =============
Trust Shares:
    Sold ..............................................      3,484,119    $  63,310,557     14,169,687    $ 349,860,617
    Issued to shareholders in reinvestment of dividends      2,649,447       45,358,533           --               --
    Repurchased .......................................     (4,139,586)     (74,907,185)    (9,835,449)    (238,466,166)
                                                           -----------    -------------    -----------    -------------
    Net increase (decrease) in shares outstanding .....      1,993,980    $  33,761,905      4,334,238    $ 111,394,451
                                                           ===========    =============    ===========    =============
Prime A Shares:
    Sold ..............................................             --    $          --             --    $          --
    Issued to shareholders in reinvestment of dividends             --               --             --               --
    Repurchased .......................................             --               --             --               --
                                                           -----------    -------------    -----------    -------------
    Net decrease in shares outstanding ................             --    $          --             --    $          --
                                                           ===========    =============    ===========    =============
Prime B Shares:
    Sold ..............................................             --    $          --             --    $          --
    Issued to shareholders in reinvestment of dividends             --               --             --               --
    Repurchased .......................................             --               --             --               --
                                                           -----------    -------------    -----------    -------------
    Net increase (decrease) in shares outstanding .....             --    $          --             --    $          --
                                                           ===========    =============    ===========    =============
BKB Shares:
    Sold ..............................................            N/A              N/A            N/A              N/A
    Issued to Shareholders in reinvestment of Dividends            N/A              N/A            N/A              N/A
    Repurchased .......................................            N/A              N/A            N/A              N/A
                                                           -----------    -------------    -----------    -------------
    Net increase (decrease) in shares outstanding .....            N/A              N/A            N/A              N/A
                                                           ===========    =============    ===========    =============

--------------------------------------------------------------------------------
* Includes redemptions of $69,327,239 as a result of the redemption in kind on April 10, 2000.
** Prior to June 26, 2000, the Growth Fund II offered only one series of shares, which are included in these balances (See Note 9).
(1)  For the period June 1, 2000 through October 31, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                      66-67

GALAXY EQUITY FUNDS

STATEMENTS OF CHANGES IN NET ASSETS --
CAPITAL STOCK ACTIVITY (CONTINUED)

                                                                                INTERNATIONAL EQUITY FUND
                                                            ------------------------------------------------------------
                                                                  SIX MONTHS ENDED
                                                                   APRIL 30, 2001               YEAR ENDED OCTOBER 31,
                                                                    (UNAUDITED)                        2000
                                                            ----------------------------    ----------------------------
                                                               SHARES         DOLLARS         SHARES          DOLLARS
                                                            -----------    -------------    -----------    -------------
Retail A Shares:
   Sold ..............................................       15,565,032    $ 247,923,574     16,313,471    $ 356,102,622
   Issued to shareholders in reinvestment of dividends          846,498       13,640,131        241,653        5,261,364
   Repurchased .......................................      (16,764,710)    (271,300,544)   (14,646,857)    (322,790,275)
                                                            -----------    -------------    -----------    -------------
   Net increase (decrease) in shares outstanding .....         (353,180)   $  (9,736,839)     1,908,267    $  38,573,711
                                                            ===========    =============    ===========    =============
Retail B Shares:
   Sold ..............................................           75,680    $   1,204,672        839,324    $  18,559,240
   Issued to shareholders in reinvestment of dividends           65,837        1,052,600          5,380          117,762
   Repurchased .......................................          (77,767)      (1,207,666)      (519,670)     (11,280,032)
                                                            -----------    -------------    -----------    -------------
   Net increase (decrease) in shares outstanding .....           63,750    $   1,049,606        325,034    $   7,396,970
                                                            ===========    =============    ===========    =============
Trust Shares:
   Sold ..............................................       31,582,028    $ 497,854,513     33,253,547    $ 736,562,680
   Issued in connection with acquisition (Note 9) ....             --               --       16,286,179      367,482,963
   Issued to shareholders in reinvestment of dividends        4,703,338       77,315,445        872,560       19,308,786
   Repurchased .......................................      (34,227,425)    (547,866,850)   (27,871,760)    (615,328,984)
                                                            -----------    -------------    -----------    -------------
   Net increase in shares outstanding ................        2,057,941    $  27,303,108     22,540,526    $ 508,025,445
                                                            ===========    =============    ===========    =============
Prime A Shares:
   Sold ..............................................               --    $          --            108    $       2,364
   Issued to shareholders in reinvestment of dividends              118            1,915             35              768
   Repurchased .......................................               --               --             --               --
                                                            -----------    -------------    -----------    -------------
   Net increase in shares outstanding ................              118    $       1,915            143    $       3,132
                                                            ===========    =============    ===========    =============
Prime B Shares:
   Sold ..............................................              125    $       2,100          3,578    $      79,415
   Issued to shareholders in reinvestment of dividends            1,055           16,937            221            4,796
   Repurchased .......................................             (933)         (13,493)          (818)         (18,499)
                                                            -----------    -------------    -----------    -------------
   Net increase in shares outstanding ................              247    $       5,544          2,981    $      65,712
                                                            ===========    =============    ===========    =============
BKB Shares:
   Sold ..............................................        2,050,401    $  34,902,639      3,560,477    $  73,928,132
   Issued in connection with acquisition (Note 9) ....          118,721        1,943,199      1,192,870       26,916,037
   Repurchased .......................................       (2,652,401)     (46,554,312)    (3,444,499)     (72,107,773)
                                                            -----------    -------------    -----------    -------------
   Net increase (decrease) in shares outstanding .....         (483,279)   $  (9,708,474)     1,308,848    $  28,736,396
                                                            ===========    =============    ===========    =============


                                                                              PAN ASIA FUND
                                                             ---------------------------------------------
                                                               SIX MONTHS ENDED
                                                                APRIL 30, 2001      PERIOD ENDED OCTOBER 31,
                                                                  (UNAUDITED)                2000*
                                                             --------------------   ------------------------
                                                             SHARES      DOLLARS      SHARES     DOLLARS
                                                             -------    ---------    -------    ----------
Retail A Shares:
   Sold ..............................................       101,333    $ 858,557     21,471    $  203,357
   Issued to shareholders in reinvestment of dividends           101          882         --            --
   Repurchased .......................................       (98,636)    (858,532)      (186)       (1,776)
                                                             -------    ---------    -------    ----------
   Net increase (decrease) in shares outstanding .....         2,798    $     907     21,285    $  201,581
                                                             =======    =========    =======    ==========
Retail B Shares:
   Sold ..............................................           788    $   7,150      2,229    $   21,840
   Issued to shareholders in reinvestment of dividends            30          261         --            --
   Repurchased .......................................        (1,582)     (12,143)      (151)       (1,446)
                                                             -------    ---------    -------    ----------
   Net increase (decrease) in shares outstanding .....          (764)   $  (4,732)     2,078    $   20,394
                                                             =======    =========    =======    ==========
Trust Shares:
   Sold ..............................................           879    $   7,518    449,501    $4,494,999
   Issued in connection with acquisition (Note 9) ....            --           --         --            --
   Issued to shareholders in reinvestment of dividends         5,025       43,916         --            --
   Repurchased .......................................            --           --         --            --
                                                             -------    ---------    -------    ----------
   Net increase in shares outstanding ................         5,904    $  51,434    449,501    $4,494,999
                                                             =======    =========    =======    ==========
Prime A Shares:
   Sold ..............................................            --    $      --        257    $    2,510
   Issued to shareholders in reinvestment of dividends             3           25         --            --
   Repurchased .......................................            --           --         --            --
                                                             -------    ---------    -------    ----------
   Net increase in shares outstanding ................             3    $      25        257    $    2,510
                                                             =======    =========    =======    ==========
Prime B Shares:
   Sold ..............................................            --    $      --        257    $    2,510
   Issued to shareholders in reinvestment of dividends             3           25         --            --
   Repurchased .......................................            --           --         --            --
                                                             -------    ---------    -------    ----------
   Net increase in shares outstanding ................             3    $      25        257    $    2,510
                                                             =======    =========    =======    ==========
BKB Shares:
   Sold ..............................................           N/A          N/A        N/A           N/A
   Issued in connection with acquisition (Note 9) ....           N/A          N/A        N/A           N/A
   Repurchased .......................................           N/A          N/A        N/A           N/A
                                                             -------    ---------    -------    ----------
   Net increase (decrease) in shares outstanding .....           N/A          N/A        N/A           N/A
                                                             =======    =========    =======    ==========

--------------------------------------------------------------------------------
* The Pan Asia Fund commenced operations on September 1, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                      68-69

ASSET ALLOCATION FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                        INCOME FROM INVESTMENT OPERATIONS             LESS DISTRIBUTIONS
                                     -------------------------------------    --------------------------------------


                                                      NET                                                                    NET
                           NET                    REALIZED AND                DIVIDENDS   DISTRIBUTIONS                   INCREASE
                       ASSET VALUE,     NET        UNREALIZED    TOTAL FROM    FROM NET       FROM                       (DECREASE)
                         BEGINNING   INVESTMENT  GAIN (LOSS) ON  INVESTMENT   INVESTMENT  NET REALIZED       TOTAL         IN NET
                         OF PERIOD    INCOME(B)    INVESTMENTS   OPERATIONS     INCOME    CAPITAL GAINS  DISTRIBUTIONS   ASSET VALUE
                       ------------  -----------   -----------   ----------   ----------  -------------  -------------   -----------
 RETAIL A
 04/30/01 (unaudited)     $  18.79      $  0.18(2)  $  (1.56)     $  (1.38)    $  (0.19)    $  (0.74)    $  (0.93)     $  (2.31)
 10/31/00                    17.74         0.37(2)      1.36          1.73        (0.37)       (0.31)       (0.68)         1.05
 10/31/99                    16.95         0.37         1.21          1.58        (0.36)       (0.43)       (0.79)         0.79
 10/31/98                    16.46         0.38         1.72          2.10        (0.40)       (1.21)       (1.61)         0.49
 10/31/97                    14.52         0.40         2.43          2.83        (0.38)       (0.51)       (0.89)         1.94
 10/31/96                    12.82         0.30         1.83          2.13        (0.30)       (0.13)       (0.43)         1.70

 RETAIL B
 04/30/01 (unaudited)        18.74         0.12(2)     (1.55)        (1.43)       (0.13)       (0.74)       (0.87)        (2.30)
 10/31/00                    17.70         0.24(2)      1.36          1.60        (0.25)       (0.31)       (0.56)         1.04
 10/31/99                    16.92         0.25         1.21          1.46        (0.25)       (0.43)       (0.68)         0.78
 10/31/98                    16.43         0.29         1.71          2.00        (0.30)       (1.21)       (1.51)         0.49
 10/31/97                    14.51         0.29         2.42          2.71        (0.28)       (0.51)       (0.79)         1.92
 10/31/96(1)                 13.59         0.13         0.91          1.04        (0.12)          --        (0.12)         0.92

 TRUST
 04/30/01 (unaudited)        18.78         0.20(2)     (1.56)        (1.36)       (0.21)       (0.74)       (0.95)        (2.31)
 10/31/00                    17.73         0.41(2)      1.36          1.77        (0.41)       (0.31)       (0.72)         1.05
 10/31/99                    16.96         0.40         1.20          1.60        (0.40)       (0.43)       (0.83)         0.77
 10/31/98                    16.47         0.42         1.71          2.13        (0.43)       (1.21)       (1.64)         0.49
 10/31/97                    14.53         0.43         2.42          2.85        (0.40)       (0.51)       (0.91)         1.94
 10/31/96                    12.83         0.33         1.83          2.16        (0.33)       (0.13)       (0.46)         1.70

 PRIME A
 04/30/01 (unaudited)        18.77         0.20(2)     (1.55)        (1.35)       (0.21)       (0.74)       (0.95)        (2.30)
 10/31/00                    17.73         0.39(2)      1.36          1.75        (0.40)       (0.31)       (0.71)         1.04
 10/31/99(1)                 16.95         0.44         1.17          1.61        (0.40)       (0.43)       (0.83)         0.78

 PRIME B
 04/30/01 (unaudited)        18.75         0.13(2)     (1.55)        (1.42)       (0.14)       (0.74)       (0.88)        (2.30)
 10/31/00                    17.71         0.26(2)      1.35          1.61        (0.26)       (0.31)       (0.57)         1.04
 10/31/99(1)                 16.95         0.29         1.19          1.48        (0.29)       (0.43)       (0.72)         0.76

 BKB
 04/30/01 (unaudited)        18.77         0.21(2)     (1.55)        (1.34)       (0.22)       (0.74)       (0.96)        (2.30)
 10/31/00(1)                 18.70         0.17(2)      0.01          0.18        (0.11)          --        (0.11)         0.07


------------------------------------------------------

*    Annualized.

**   Not Annualized.

(1) The Fund began issuing Retail B Shares on March 4, 1996, Prime A and Prime B Shares on November 1, 1998 and BKB Shares on June 19, 2000.

(2) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(A) Calculation does not include the effect of any sales charge for Retail A Shares, Retail B Shares, Prime A Shares and Prime B Shares.

(B) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or affiliates and/or Administrator for Retail A Shares for the six months ended April 30, 2001 (unaudited) and the years ended October 31, 2000, 1999, 1998, 1997 and 1996 were $0.18(2), $0.37(2),
     $0.37, $0.38, $0.40 and $0.30, respectively. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or affiliates and/or Administrator for Retail B Shares for the six months ended April 30, 2001 (unaudited), the years ended October 31, 2000, 1999, 1998 and 1997 and the period ended October 31, 1996 were $0.12(2), $0.24(2), $0.25, $0.29, $0.28 and $0.12, respectively. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or affiliates and/or Administrator for Trust Shares for the six months ended April 30, 2001 (unaudited) and the years ended October 31, 2000, 1999, 1998, 1997 and 1996 were $0.20(2), $0.41(2), $0.40, $0.42,
     $0.43 and $0.33, respectively. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or affiliates and/or Administrator for Prime A Shares for the six months ended April 30, 2001 (unaudited) and the years ended October 31, 2000 and 1999 were $0.19(2), $0.37(2) and $0.41, respectively. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or affiliates and/or Administrator for Prime B Shares for the six months ended April 30, 2001 (unaudited) and the years ended October 31, 2000 and 1999 were $0.12(2), $0.23(2) and $0.26, respectively. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or affiliates and/or Administrator for BKB Shares for the six months ended April 30, 2001 (unaudited) and the period ended October 31, 2000 were $0.18(2) and $0.16(2), respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                       70


                                                                          RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                                                        --------------------------------------------------

                                                                         RATIO OF NET        RATIO OF          RATIO OF
                                                                          INVESTMENT         OPERATING         OPERATING
                                                                            INCOME           EXPENSES          EXPENSES
                                                          NET ASSETS,      INCLUDING         INCLUDING         EXCLUDING
                      NET ASSET VALUE,                   END OF PERIOD   REIMBURSEMENT/     REIMBURSEMENT/    REIMBURSEMENT/
                       END OF PERIOD   TOTAL RETURN(A)     (IN 000S)        WAIVER            WAIVER            WAIVER
                      ---------------  --------------   --------------  ----------------   --------------    --------------
 RETAIL A
 04/30/01 (unaudited)    $  16.48           (7.46)%**     $  317,338         2.15%*           1.31%*              1.31%*
 10/31/00                   18.79            9.98%           371,590         2.01%            1.29%               1.29%
 10/31/99                   17.74            9.53%           389,077         2.11%            1.32%               1.32%
 10/31/98                   16.95           13.85%           323,498         2.43%            1.33%               1.33%
 10/31/97                   16.46           20.23%           177,239         2.66%            1.37%               1.37%
 10/31/96                   14.52           16.92%           116,852         2.29%            1.42%               1.42%

 RETAIL B
 04/30/01 (unaudited)       16.44           (7.75)%**         99,284         1.46%*           2.00%*              2.00%*
 10/31/00                   18.74            9.20%           105,980         1.31%            1.99%               1.99%
 10/31/99                   17.70            8.76%            91,199         1.43%            2.00%               2.00%
 10/31/98                   16.92           13.14%            57,876         1.77%            1.99%               1.99%
 10/31/97                   16.43           19.34%            30,688         1.95%            2.10%               2.19%
 10/31/96(1)                14.51            7.71%**           3,557         1.73%*           1.95%*              2.15%*

 TRUST
 04/30/01 (unaudited)       16.47           (7.35)%**        255,542         2.37%*           1.09%*              1.09%*
 10/31/00                   18.78           10.21%           290,970         2.21%            1.09%               1.09%
 10/31/99                   17.73            9.63%           269,851         2.31%            1.12%               1.12%
 10/31/98                   16.96           14.05%           218,666         2.63%            1.13%               1.13%
 10/31/97                   16.47           20.42%           171,741         2.82%            1.21%               1.22%
 10/31/96                   14.53           17.19%           123,603         2.52%            1.19%               1.21%

 PRIME A
 04/30/01 (unaudited)       16.47           (7.40)%**             84         2.25%*           1.21%*              1.31%*
 10/31/00                   18.77           10.15%               186         2.15%            1.15%               1.30%
 10/31/99(1)                17.73            9.72%               238         2.27%            1.16%               1.29%

 PRIME B
 04/30/01 (unaudited)       16.45           (7.70)%**            481         1.53%*           1.93%*              1.98%*
 10/31/00                   18.75            9.29%               526         1.41%            1.89%               2.06%
 10/31/99(1)                17.71            8.91%               519         1.53%            1.90%               2.08%

 BKB
 04/30/01 (unaudited)       16.47           (7.25)%**         20,130         2.50%*           0.96%*              1.30%*
 10/31/00(1)                18.77            0.96%**          23,642         2.33%*           0.97%*              1.10%*



                         PORTFOLIO
                       TURNOVER RATE
                       -------------

 RETAIL A
 04/30/01 (unaudited)       26%**
 10/31/00                   59%
 10/31/99                  135%
 10/31/98                  108%
 10/31/97                   58%
 10/31/96                   48%

 RETAIL B
 04/30/01 (unaudited)       26%**
 10/31/00                   59%
 10/31/99                  135%
 10/31/98                  108%
 10/31/97                   58%
 10/31/96(1)                48%

 TRUST
 04/30/01 (unaudited)       26%**
 10/31/00                   59%
 10/31/99                  135%
 10/31/98                  108%
 10/31/97                   58%
 10/31/96                   48%

 PRIME A
 04/30/01 (unaudited)       26%**
 10/31/00                   59%
 10/31/99(1)               135%

 PRIME B
 04/30/01 (unaudited)       26%**
 10/31/00                   59%
 10/31/99(1)               135%

 BKB
 04/30/01 (unaudited)       26%**
 10/31/00(1)                59%

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                       71

EQUITY INCOME FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                      INCOME FROM INVESTMENT OPERATIONS              LESS DISTRIBUTIONS
                                    ------------------------------------  ----------------------------------------
                                                    NET
                         NET                    REALIZED AND               DIVIDENDS   DISTRIBUTIONS                     NET
                     ASSET VALUE,     NET        UNREALIZED   TOTAL FROM   FROM NET       FROM                    INCREASE(DECREASE)
                       BEGINNING   INVESTMENT  GAIN (LOSS) ON INVESTMENT  INVESTMENT   NET REALIZED      TOTAL         IN NET
                       OF PERIOD    INCOME(B)    INVESTMENTS  OPERATIONS    INCOME     CAPITAL GAINS  DISTRIBUTIONS  ASSET VALUE
                     ------------  -----------   -----------  ----------  -----------  -------------  -------------  -----------
 RETAIL A
 04/30/01 (unaudited)   $  17.77   $  0.08       $  (0.85)     $  (0.77)   $  (0.07)     $  (2.41)     $  (2.48)     $  (3.25)
 10/31/00                  19.50      0.16(2)        1.22          1.38       (0.16)        (2.95)        (3.11)        (1.73)
 10/31/99                  19.67      0.19           1.69          1.88       (0.20)        (1.85)        (2.05)        (0.17)
 10/31/98                  18.82      0.25           2.43          2.68       (0.25)        (1.58)        (1.83)         0.85
 10/31/97                  16.91      0.30           3.35          3.65       (0.30)        (1.44)        (1.74)         1.91
 10/31/96                  14.98      0.30           2.47          2.77       (0.30)        (0.54)        (0.84)         1.93

 RETAIL B
 04/30/01 (unaudited)      17.50      0.03          (0.85)        (0.82)      (0.02)        (2.41)        (2.43)        (3.25)
 10/31/00                  19.25      0.03(2)        1.21          1.24       (0.04)        (2.95)        (2.99)        (1.75)
 10/31/99(1)               19.48      0.11           1.62          1.73       (0.11)        (1.85)        (1.96)        (0.23)

 TRUST
 04/30/01 (unaudited)      17.80      0.12          (0.85)        (0.73)      (0.11)        (2.41)        (2.52)        (3.25)
 10/31/00                  19.52      0.23(2)        1.22          1.45       (0.22)        (2.95)        (3.17)        (1.72)
 10/31/99                  19.69      0.28           1.69          1.97       (0.29)        (1.85)        (2.14)        (0.17)
 10/31/98                  18.84      0.34           2.42          2.76       (0.33)        (1.58)        (1.91)         0.85
 10/31/97                  16.93      0.38           3.35          3.73       (0.38)        (1.44)        (1.82)         1.91
 10/31/96                  14.99      0.37           2.48          2.85       (0.37)        (0.54)        (0.91)         1.94


---------------------------------------------------------

*    Annualized.

**   Not Annualized.

(1)  The Fund began issuing Retail B Shares on November 1, 1998.

(2) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(A) Calculation does not include the effect of any sales charge for Retail A Shares and Retail B Shares.

(B) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or affiliates and/or Administrator for Retail A Shares for the six months ended April 30, 2001 (unaudited) and the years ended October 31, 2000, 1999, 1998, 1997 and 1996 were $0.08, $0.16(2),
     $0.19, $0.25, $0.30 and $0.30, respectively. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or affiliates and/or Administrator for Retail B Shares for the six months ended April 30, 2001 (unaudited) and the years ended October 31, 2000 and 1999 were $0.03, $0.03(2) and $0.08, respectively. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or affiliates and/or Administrator for Trust Shares for the six months ended April 30, 2001 (unaudited) and the years ended October 31, 2000, 1999, 1998, 1997 and 1996 were $0.12, $0.23(2), $0.28, $0.34, $0.38 and
     $0.37, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                       72

                                                                     RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                                                     ----------------------------------------------



                                                                       RATIO OF NET      RATIO OF       RATIO OF
                                                                        INVESTMENT       OPERATING      OPERATING
                                                                          INCOME         EXPENSES       EXPENSES
                                                        NET ASSETS,     INCLUDING       INCLUDING       EXCLUDING
                      NET ASSET VALUE,                 END OF PERIOD  REIMBURSEMENT/  REIMBURSEMENT/  REIMBURSEMENT/    PORTFOLIO
                       END OF PERIOD   TOTAL RETURN(A)   (IN 000S)        WAIVER          WAIVER          WAIVER      TURNOVER RATE
                      ---------------  --------------  -------------  --------------  --------------  --------------  -------------
 RETAIL A
 04/30/01 (unaudited)  $  14.52          (4.55)%**       $  167,316       1.10%*          1.33%*           1.33%*         24%**
 10/31/00                 17.77           8.45%             188,847       0.91%           1.33%            1.33%          51%
 10/31/99                 19.50          10.14%             213,041       0.97%           1.33%            1.33%          38%
 10/31/98                 19.67          15.23%             207,850       1.30%           1.34%            1.34%          46%
 10/31/97                 18.82          23.28%             169,276       1.70%           1.39%            1.41%          37%
 10/31/96                 16.91          19.01%             126,952       1.86%           1.40%            1.40%          45%

 RETAIL B
 04/30/01 (unaudited)     14.25          (4.96)%**            3,936       0.36%*          2.07%*           2.07%*         24%**
 10/31/00                 17.50           7.71%               3,969       0.19%           2.04%            2.08%          51%
 10/31/99(1)              19.25           9.38%               3,213       0.33%           1.97%            2.23%          38%

 TRUST
 04/30/01 (unaudited)     14.55          (4.35)%**           91,753       1.52%*          0.91%*           0.91%*         24%**
 10/31/00                 17.80           8.94%             106,148       1.32%           0.91%            0.91%          51%
 10/31/99                 19.52          10.60%             120,179       1.39%           0.91%            0.91%          38%
 10/31/98                 19.69          15.67%             127,367       1.72%           0.92%            0.92%          46%
 10/31/97                 18.84          23.80%             119,505       2.14%           0.95%            0.97%          37%
 10/31/96                 16.93          19.65%             106,094       2.32%           0.94%            0.94%          45%


GROWTH AND INCOME FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                       INCOME FROM INVESTMENT OPERATIONS                        LESS DISTRIBUTIONS
                                    -------------------------------------     ------------------------------------------------

                                                     NET
                          NET            NET      REALIZED AND                 DIVIDENDS     DIVIDENDS IN   DISTRIBUTIONS
                      ASSET VALUE,   INVESTMENT   UNREALIZED     TOTAL FROM    FROM NET     EXCESS OF NET       FROM
                        BEGINNING      INCOME       GAIN ON      INVESTMENT    INVESTMENT     INVESTMENT     NET REALIZED
                        OF PERIOD     (LOSS)(B)   INVESTMENTS    OPERATIONS     INCOME          INCOME       CAPITAL GAINS
                       ----------   -----------   -----------    -----------  -----------    -----------     ------------
 RETAIL A
 04/30/01 (unaudited)  $  16.37      $  0.01(4)    $  (0.47)     $  (0.46)    $  (0.02)         $  --         $  (1.28)
 10/31/00                 15.98         0.02           1.33          1.35        (0.05)            --(3)         (0.91)
 10/31/99                 14.87         0.08(4)        2.02          2.10        (0.08)            --            (0.91)
 10/31/98                 16.24         0.12           1.32          1.44        (0.13)            --            (2.68)
 10/31/97                 13.78         0.18           3.67          3.85        (0.20)            --            (1.19)
 10/31/96(1)              12.35         0.21           2.16          2.37        (0.21)            --            (0.73)

 RETAIL B
 04/30/01 (unaudited)     16.23        (0.05)(4)      (0.47)        (0.52)          --             --            (1.28)
 10/31/00                 15.90        (0.10)          1.34          1.24           --             --            (0.91)
 10/31/99                 14.83        (0.04)(4)       2.02          1.98           --             --            (0.91)
 10/31/98                 16.23           --(3)        1.31          1.31        (0.03)            --            (2.68)
 10/31/97                 13.77         0.10           3.65          3.75        (0.10)            --            (1.19)
 10/31/96(2)              12.97         0.07           0.81          0.88        (0.08)            --               --

 TRUST
 04/30/01 (unaudited)     16.43         0.03(4)       (0.47)        (0.44)       (0.03)            --            (1.28)
 10/31/00                 16.02         0.08           1.32          1.40        (0.08)            --(3)         (0.91)
 10/31/99                 14.90         0.13(4)        2.02          2.15        (0.12)            --            (0.91)
 10/31/98                 16.28         0.15           1.31          1.46        (0.16)            --            (2.68)
 10/31/97                 13.80         0.22           3.68          3.90        (0.23)            --            (1.19)
 10/31/96(1)              12.35         0.27           2.16          2.43        (0.25)            --            (0.73)

 PRIME A
 04/30/01 (unaudited)     16.41         0.02(4)       (0.47)        (0.45)       (0.03)            --            (1.28)
 10/31/00                 16.00         0.04           1.34          1.38        (0.06)            --            (0.91)
 10/31/99(2)              14.88         0.11(4)        2.03          2.14        (0.11)            --            (0.91)

 PRIME B
 04/30/01 (unaudited)     16.32        (0.04)(4)      (0.47)        (0.51)          --             --            (1.28)
 10/31/00                 15.97        (0.07)          1.33          1.26           --             --            (0.91)
 10/31/99(2)              14.88        (0.01)(4)       2.03          2.02        (0.02)            --               --

 BKB
 04/30/01 (unaudited)     16.43         0.04(4)       (0.47)        (0.43)       (0.04)            --            (1.28)
 10/31/00(2)              16.05         0.03           0.36          0.39        (0.01)            --(3)            --



                                         NET
                                   INCREASE(DECREASE)
                         TOTAL           IN NET
                     DISTRIBUTIONS    ASSET VALUE
                     -------------    -----------
 RETAIL A
 04/30/01 (unaudited) $   (1.30)       $  (1.76)
 10/31/00                 (0.96)           0.39
 10/31/99                 (0.99)           1.11
 10/31/98                 (2.81)          (1.37)
 10/31/97                 (1.39)           2.46
 10/31/96(1)              (0.94)           1.43

 RETAIL B
 04/30/01 (unaudited)     (1.28)          (1.80)
 10/31/00                 (0.91)           0.33
 10/31/99                 (0.91)           1.07
 10/31/98                 (2.71)          (1.40)
 10/31/97                 (1.29)           2.46
 10/31/96(2)              (0.08)           0.80

 TRUST
 04/30/01 (unaudited)     (1.31)          (1.75)
 10/31/00                 (0.99)           0.41
 10/31/99                 (1.03)           1.12
 10/31/98                 (2.84)          (1.38)
 10/31/97                 (1.42)           2.48
 10/31/96(1)              (0.98)           1.45

 PRIME A
 04/30/01 (unaudited)     (1.31)          (1.76)
 10/31/00                 (0.97)           0.41
 10/31/99(2)              (1.02)           1.12

 PRIME B
 04/30/01 (unaudited)     (1.28)          (1.79)
 10/31/00                 (0.91)           0.35
 10/31/99(2)              (0.93)           1.09

 BKB
 04/30/01 (unaudited)     (1.32)          (1.75)
 10/31/00(2)              (0.01)           0.38

-----------------------------------------------------------------

*    Annualized

**   Not Annualized

(1) The Fund commenced operations on December 14, 1992 as a separate investment portfolio (the "Predecessor Fund") of The Shawmut Funds. On December 4, 1995, the Predecessor Fund was reorganized as a new portfolio of the Trust. Prior to the reorganization, the Predecessor Fund offered and sold two series of shares, Investment Shares and Trust Shares, that were similar to the Fund's Retail A Shares and Trust Shares, respectively. In connection with the reorganization, shareholders of the Predecessor Fund exchanged Investment Shares and Trust Shares for Retail A Shares and Trust Shares, respectively, in the Galaxy Growth and Income Fund.

(2) The Fund began issuing Retail B Shares on March 4, 1996, Prime A and Prime B Shares on November 1, 1998 and BKB Shares on June 19, 2000.

(3) Net investment income per share and dividends in excess of net investment income per share were less than $0.005.

(4) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(A) Calculation does not include the effect of any sales charge for Retail A Shares, Retail B Shares, Prime A Shares and Prime B Shares.

(B) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or affiliates and/or Administrator for Retail A Shares for the six months ended April 30, 2001 (unaudited) and the years ended October 31, 2000, 1999, 1998, 1997 and 1996 were $0.01(4), $0.01,
     $0.07, $0.10, $0.18 and $0.19, respectively. Net investment income (loss) per share before reimbursement/waiver of fees by the Investment Advisor and/or affiliates and/or Administrator for Retail B Shares for the six months ended April 30, 2001 (unaudited), the years ended October 31, 2000, 1999, 1998 and 1997 and the period ended October 31, 1996 were $(0.05)(4), $(0.10), $(0.04), $0.00, $0.08 and $0.05, respectively. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or affiliates and/or Administrator for Trust Shares for the six months ended April 30, 2001 (unaudited) and the years ended October 31, 2000, 1999, 1998, 1997 and 1996 were $0.03(4), $0.08, $0.13, $0.15, $0.21, and $0.27, respectively. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or affiliates and/or Administrator for Prime A Shares for the six months ended April 30, 2001 (unaudited) and the years ended October 31, 2000 and 1999 were $0.02(4), $0.03 and $0.09, respectively. Net investment (loss) per share before reimbursement/waiver of fees by the Investment Advisor and/or affiliates and/or Administrator for Prime B Shares for the six months ended April 30, 2001 (unaudited) and the years ended October 31, 2000 and 1999 were $(0.04)(4), $(0.10) and $(0.05), respectively. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or affiliates and/or Administrator for BKB Shares for the six months ended April 30, 2001 (unaudited) and the period ended October 31, 2000 were $0.01(4) and $0.02, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                       74

                                                                       RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                                                       -----------------------------------------------
                                                                       RATIO OF NET      RATIO OF        RATIO OF
                                                                        INVESTMENT       OPERATING       OPERATING
                                                                       INCOME (LOSS)     EXPENSES        EXPENSES
                                                         NET ASSETS,     INCLUDING       INCLUDING       EXCLUDING
                      NET ASSET VALUE,                  END OF PERIOD  REIMBURSEMENT/  REIMBURSEMENT/  REIMBURSEMENT/    PORTFOLIO
                       END OF PERIOD   TOTAL RETURN(A)   (IN 000S)        WAIVER          WAIVER          WAIVER       TURNOVER RATE
                      ---------------  --------------   -------------  --------------  --------------  --------------  -------------
 RETAIL A
 04/30/01 (unaudited)    $  14.61        (2.75)%**     $  199,574           0.12%*          1.32%*           1.35%*        13%**
 10/31/00                   16.37         9.06%           217,423           0.16%           1.28%            1.37%         42%
 10/31/99                   15.98        14.56%           232,110           0.53%           1.28%            1.38%         20%
 10/31/98                   14.87         9.93%           214,110           0.75%           1.28%            1.35%         38%
 10/31/97                   16.24        30.10%           141,884           1.18%           1.27%            1.45%         93%
 10/31/96(1)                13.78        20.25%            77,776           1.65%           1.34%            1.45%         59%

 RETAIL B
 04/30/01 (unaudited)       14.43        (3.15)%**         58,294          (0.61)%*         2.05%*           2.05%*        13%**
 10/31/00                   16.23         8.35%            61,857          (0.60)%          2.04%            2.04%         42%
 10/31/99                   15.90        13.72%            62,366          (0.22)%          2.03%            2.04%         20%
 10/31/98                   14.83         9.09%            53,216           0.01%           2.02%            2.02%         38%
 10/31/97                   16.23        29.11%            35,178           0.31%           2.05%            2.28%         93%
 10/31/96(2)                13.77         6.83%**           4,562           0.79%*          1.96%*           2.11%*        59%

 TRUST
 04/30/01 (unaudited)       14.68        (2.56)%**        572,095           0.48%*          0.96%*           0.96%*        13%**
 10/31/00                   16.43         9.38%           678,398           0.44%           1.00%            1.00%         42%
 10/31/99                   16.02        14.85%           309,106           0.76%           1.05%            1.05%         20%
 10/31/98                   14.90        10.10%           254,060           1.00%           1.03%            1.03%         38%
 10/31/97                   16.28        30.43%           246,654           1.44%           1.03%            1.06%         93%
 10/31/96(1)                13.80        20.77%           186,708           2.01%           1.02%            1.03%         59%

 PRIME A
 04/30/01 (unaudited)       14.65        (2.68)%**            153           0.29%*          1.15%*           1.20%*        13%**
 10/31/00                   16.41         9.27%               156           0.30%           1.14%            1.24%         42%
 10/31/99(2)                16.00        14.81%               150           0.66%           1.15%            1.30%         20%

 PRIME B
 04/30/01 (unaudited)       14.53        (3.00)%**            126          (0.48)%*         1.92%*           1.99%*        13%**
 10/31/00                   16.32         8.38%               129          (0.45)%          1.89%            2.07%         42%
 10/31/99(2)                15.97        13.98%               129          (0.09)%          1.90%            2.17%         20%

 BKB
 04/30/01 (unaudited)       14.68        (2.54)%**        122,592           0.52%*          0.92%*           1.25%*        13%**
 10/31/00(2)                16.43         2.43%**         137,484           0.50%*          0.92%*           1.10%*        42%

STRATEGIC EQUITY FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                      INCOME FROM INVESTMENT OPERATIONS             LESS DISTRIBUTIONS
                                   -------------------------------------  --------------------------------------

                                                    NET
                          NET          NET      REALIZED AND               DIVIDENDS   DISTRIBUTIONS                     NET
                      ASSET VALUE, INVESTMENT    UNREALIZED    TOTAL FROM   FROM NET       FROM                   INCREASE(DECREASE)
                        BEGINNING    INCOME    GAIN (LOSS) ON  INVESTMENT  INVESTMENT  NET REALIZED      TOTAL          IN NET
                        OF PERIOD   (LOSS)(B)    INVESTMENTS   OPERATIONS    INCOME    CAPITAL GAINS  DISTRIBUTIONS  ASSET VALUE
                      ------------ -----------   -----------   ----------  ----------  ------------   -------------  -----------
 RETAIL A
 04/30/01 (unaudited)    $  10.46    $   0.02      $  1.36       $  1.38    $  (0.02)    $  (0.33)    $  (0.35)      $  1.03
 10/31/00                    9.89        0.04         1.75          1.79       (0.04)       (1.18)       (1.22)         0.57
 10/31/99                    9.62        0.04(3)      0.27          0.31       (0.03)       (0.01)       (0.04)         0.27
 10/31/98(1)                10.00          --(2)     (0.38)        (0.38)         --           --           --         (0.38)

 RETAIL B
 04/30/01 (unaudited)       10.37       (0.02)        1.34          1.32          --        (0.33)       (0.33)         0.99
 10/31/00                    9.84       (0.04)        1.75          1.71          --(2)     (1.18)       (1.18)         0.53
 10/31/99                    9.61       (0.02)(3)     0.26          0.24          --        (0.01)       (0.01)         0.23
 10/31/98(1)                10.00       (0.02)       (0.37)        (0.39)         --           --           --         (0.39)

 TRUST
 04/30/01 (unaudited)       10.48        0.04         1.36          1.40       (0.04)       (0.33)       (0.37)         1.03
 10/31/00                    9.90        0.08         1.76          1.84       (0.08)       (1.18)       (1.26)         0.58
 10/31/99                    9.63        0.09(3)      0.27          0.36       (0.08)       (0.01)       (0.09)         0.27
 10/31/98(1)                10.00        0.01        (0.37)        (0.36)      (0.01)          --        (0.01)        (0.37)


----------------------------------------------------

*    Annualized

**   Not Annualized

(1)  The Fund commenced operations on March 4, 1998.

(2) Net investment income per share and dividends from net investment income are less than $0.005.

(3) The selected per share data was calculated using the weighted average shares outstanding method for the year.

(A) Calculation does not include the effect of any sales charge for Retail A Shares and Retail B Shares.

(B) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or affiliates and/or Administrator for Retail A Shares for the six months ended April 30, 2001 (unaudited), the years ended October 31, 2000 and 1999 and the period ended October 31, 1998 were $0.01, $0.00, $0.00(3) and $0.00, respectively. Net investment (loss) per share before reimbursement/waiver of fees by the Investment Advisor and/or affiliates and/or Administrator for Retail B Shares for the six months ended April 30, 2001 (unaudited), the years ended October 31, 2000 and 1999 and the period ended October 31, 1998 were $(0.03), $(0.08), $(0.08)(3) and
     $(0.06), respectively. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or affiliates and/or Administrator for Trust Shares for the six months ended April 30, 2001 (unaudited), the years ended October 31, 2000 and 1999 and the period ended October 31, 1998 were $0.03, $0.06, $0.06(3) and $0.00, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS.


                                                        RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                                      -------------------------------------------------
                                                                      RATIO OF NET      RATIO OF        RATIO OF
                                                                        INVESTMENT       OPERATING       OPERATING
                                                                       INCOME (LOSS)     EXPENSES        EXPENSES
                                                         NET ASSETS,     INCLUDING       INCLUDING       EXCLUDING
                     NET ASSET VALUE,                  END OF PERIOD   REIMBURSEMENT/  REIMBURSEMENT/  REIMBURSEMENT/   PORTFOLIO
                      END OF PERIOD   TOTAL RETURN(A)    (IN 000S)        WAIVER          WAIVER          WAIVER      TURNOVER RATE
                     ---------------  --------------   -------------  ---------------  --------------  -------------- -------------

 RETAIL A
 04/30/01 (unaudited)   $  11.49           13.65%**     $  9,263         0.39%*           1.22%*           1.47%*         45%**
 10/31/00                  10.46           21.09%          8,505         0.40%            1.20%            1.60%          81%
 10/31/99                   9.89            3.25%          8,229         0.41%            1.19%            1.63%          79%
 10/31/98(1)                9.62           (3.75)%**       4,051         0.06%*           1.40%*           2.41%*         30%**

 RETAIL B
 04/30/01 (unaudited)      11.36           13.13%**        1,928        (0.40)%*          2.01%*           2.23%*         45%**
 10/31/00                  10.37           20.33%          1,555        (0.35)%           1.95%            2.35%          81%
 10/31/99                   9.84            2.50%          1,348        (0.24)%           1.84%            2.40%          79%
 10/31/98(1)                9.61           (4.76)%**         583        (0.55)%*          2.01%*           3.05%*         30%**

 TRUST
 04/30/01 (unaudited)      11.51           13.89%**      113,030         0.87%*           0.74%*           0.95%*         45%**
 10/31/00                  10.48           21.69%         93,558         0.83%            0.78%            0.98%          81%
 10/31/99                   9.90            3.64%         71,063         0.80%            0.80%            1.00%          79%
 10/31/98(1)                9.63           (3.62)%**      63,061         0.19%*           1.27%*           1.47%*         30%**

EQUITY VALUE FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                   INCOME FROM INVESTMENT OPERATIONS                   LESS DISTRIBUTIONS
                                -------------------------------------  -------------------------------------------------
                                                 NET
                        NET          NET      REALIZED AND               DIVIDENDS   DIVIDENDS IN    DIVIDENDS
                     ASSET VALUE, INVESTMENT   UNREALIZED   TOTAL FROM    FROM NET   EXCESS OF NET      FROM
                      BEGINNING     INCOME      GAIN ON     INVESTMENT   INVESTMENT   INVESTMENT     NET REALIZED     TOTAL
                      OF PERIOD   (LOSS)(B)   INVESTMENTS   OPERATIONS     INCOME       INCOME      CAPITAL GAINS   DIVIDENDS
                     ----------  -----------  -----------   ----------   -----------   ---------    -------------   ---------
 RETAIL A
 04/30/01 (unaudited)  $ 17.05     $ (0.01)(3)   $  0.31      $  0.30     $  --       $  --           $  (2.89)      $  (2.89)
 10/31/00                18.28       (0.02)         1.25         1.23      (0.01)        --(2)           (2.45)         (2.46)
 10/31/99                16.50       (0.03)         2.42         2.39        --          --              (0.61)         (0.61)
 10/31/98                18.21        0.03          1.50         1.53      (0.04)        --              (3.20)         (3.24)
 10/31/97                15.96        0.11          4.16         4.27      (0.12)        --              (1.90)         (2.02)
 10/31/96                14.33        0.14          2.74         2.88      (0.14)        --              (1.11)         (1.25)

 RETAIL B
 04/30/01 (unaudited)    16.73       (0.06)(3)      0.29         0.23        --          --              (2.89)         (2.89)
 10/31/00                18.08       (0.15)         1.25         1.10        --          --              (2.45)         (2.45)
 10/31/99                16.44       (0.15)         2.40         2.25        --          --              (0.61)         (0.61)
 10/31/98                18.24       (0.08)         1.48         1.40        --          --              (3.20)         (3.20)
 10/31/97                15.99          --          4.17         4.17      (0.02)        --              (1.90)         (1.92)
 10/31/96(1)             14.74        0.04          1.25         1.29      (0.04)        --                 --          (0.04)

 TRUST
 04/30/01 (unaudited)    17.17        0.02(3)       0.31         0.33        --          --              (2.89)         (2.89)
 10/31/00                18.35        0.04          1.25         1.29      (0.02)        --(2)           (2.45)         (2.47)
 10/31/99                16.51        0.03          2.42         2.45        --          --              (0.61)         (0.61)
 10/31/98                18.21        0.08          1.49         1.57      (0.07)        --              (3.20)         (3.27)
 10/31/97                15.96        0.17          4.16         4.33      (0.18)        --              (1.90)         (2.08)
 10/31/96                14.33        0.21          2.74         2.95      (0.21)        --              (1.11)         (1.32)


                              NET
                        INCREASE(DECREASE)
                             IN NET
                           ASSET VALUE
                           -----------
 RETAIL A
 04/30/01 (unaudited)     $  (2.59)
 10/31/00                    (1.23)
 10/31/99                     1.78
 10/31/98                    (1.71)
 10/31/97                     2.25
 10/31/96                     1.63

 RETAIL B
 04/30/01 (unaudited)        (2.66)
 10/31/00                    (1.35)
 10/31/99                     1.64
 10/31/98                    (1.80)
 10/31/97                     2.25
 10/31/96(1)                  1.25

 TRUST
 04/30/01 (unaudited)        (2.56)
 10/31/00                    (1.18)
 10/31/99                     1.84
 10/31/98                    (1.70)
 10/31/97                     2.25
 10/31/96                     1.63



-----------------------------------------------------------

*    Annualized

**   Not Annualized

(1)  The Fund began issuing Retail B Shares on March 4, 1996.

(2) Dividends in excess of net investment income per share were less than $0.005.

(3) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(A) Calculation does not include the effect of any sales charge for Retail A Shares and Retail B Shares.

(B) Net investment income (loss) per share before reimbursement/waiver of fees by the Investment Advisor and/or affiliates and/or Administrator for Retail A Shares for the six months ended April 30, 2001 (unaudited) and the years ended October 31, 2000, 1999, 1998, 1997 and 1996 were $(0.01)(3), $(0.02),
     $(0.03), $0.03, $0.11 and $0.14, respectively. Net investment income (loss) per share before reimbursement/waiver of fees by the Investment Advisor and/or affiliates and/or Administrator for Retail B Shares for the six months ended April 30, 2001 (unaudited), the years ended October 31, 2000, 1999, 1998 and 1997 and the period ended October 31, 1996 were $(0.06)(3), $(0.15), $(0.15), $(0.08), $(0.03) and $0.01, respectively. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or affiliates and/or Administrator for Trust Shares for the six months ended April 30, 2001 (unaudited) and the years ended October 31, 2000, 1999, 1998, 1997 and 1996 were $0.02(3), $0.04, $0.03, $0.08, $0.17 and $0.21, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                       78


                                                        RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                                      -------------------------------------------------
                                                                      RATIO OF NET      RATIO OF        RATIO OF
                                                                        INVESTMENT       OPERATING       OPERATING
                                                                       INCOME (LOSS)     EXPENSES        EXPENSES
                                                         NET ASSETS,     INCLUDING       INCLUDING       EXCLUDING
                     NET ASSET VALUE,                  END OF PERIOD   REIMBURSEMENT/  REIMBURSEMENT/  REIMBURSEMENT/   PORTFOLIO
                      END OF PERIOD   TOTAL RETURN(A)    (IN 000S)        WAIVER          WAIVER          WAIVER      TURNOVER RATE
                     ---------------  --------------   -------------  ---------------  --------------  -------------- -------------

 RETAIL A
 04/30/01 (unaudited)   $  14.46            3.88%**     $  220,967        (0.14)%*         1.38%*           1.38%*         60%**
 10/31/00                  17.05            7.83%          226,836        (0.10)%          1.36%            1.36%          72%
 10/31/99                  18.28           14.63%          258,332        (0.16)%          1.37%            1.37%          75%
 10/31/98                  16.50            9.88%          234,730         0.15%           1.37%            1.37%          82%
 10/31/97                  18.21           29.48%          182,641         0.63%           1.38%            1.38%         111%
 10/31/96                  15.96           21.49%          131,998         1.00%           1.45%            1.45%         116%

 RETAIL B
 04/30/01 (unaudited)      14.07            3.49%**         30,475        (0.88)%*         2.12%*           2.12%*         60%**
 10/31/00                  16.73            7.12%           30,555        (0.83)%          2.09%            2.12%          72%
 10/31/99                  18.08           13.81%           30,988        (0.87)%          2.08%            2.08%          75%
 10/31/98                  16.44            9.07%           23,103        (0.54)%          2.06%            2.06%          82%
 10/31/97                  18.24           28.60%           14,958        (0.13)%          2.07%            2.38%         111%
 10/31/96(1)               15.99            8.80%**          1,916         0.43%*          1.94%*           2.24%*        116%

 TRUST
 04/30/01 (unaudited)      14.61            4.05%**        162,819         0.27%*          0.97%*           0.97%*         60%**
 10/31/00                  17.17            8.22%          164,864         0.26%           1.00%            1.00%          72%
 10/31/99                  18.35           15.04%          281,064         0.19%           1.02%            1.03%          75%
 10/31/98                  16.51           10.27%          254,432         0.49%           1.03%            1.03%          82%
 10/31/97                  18.21           29.87%          241,532         0.98%           1.04%            1.04%         111%
 10/31/96                  15.96           22.05%          194,827         1.42%           1.03%            1.03%         116%


EQUITY GROWTH FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                           INCOME FROM INVESTMENT OPERATIONS                    LESS DISTRIBUTIONS
                                        -------------------------------------  ---------------------------------------------------

                                                         NET                                  DIVIDENDS
                              NET           NET      REALIZED AND               DIVIDENDS     IN EXCESS    DIVIDENDS
                          ASSET VALUE,  INVESTMENT    UNREALIZED   TOTAL FROM    FROM NET      OF NET       FROM NET
                            BEGINNING     INCOME        GAIN ON    INVESTMENT   INVESTMENT   INVESTMENT     REALIZED         TOTAL
                            OF PERIOD    (LOSS)(B)    INVESTMENTS  OPERATIONS     INCOME       INCOME     CAPITAL GAINS    DIVIDENDS
                          ------------  -----------   -----------  -----------  ----------   -----------  -------------   ----------
 RETAIL A
 04/30/01 (unaudited)      $  32.31      $  (0.03)     $  (4.66)     $  (4.69)     $ --        $  --        $  (3.63)     $  (3.63)
 10/31/00                     28.99         (0.10)(2)      5.14          5.04        --           --           (1.72)        (1.72)
 10/31/99                     24.47         (0.06)         6.48          6.42        --           --           (1.90)        (1.90)
 10/31/98                     25.14          0.01          3.19          3.20     (0.03)          --(3)        (3.84)        (3.87)
 10/31/97                     20.37          0.07          6.05          6.12     (0.07)          --           (1.28)        (1.35)
 10/31/96                     17.29          0.10          3.39          3.49     (0.11)          --           (0.30)        (0.41)

 RETAIL B
 04/30/01 (unaudited)         31.22         (0.09)        (4.54)        (4.63)       --           --           (3.63)        (3.63)
 10/31/00                     28.27         (0.35)(2)      5.02          4.67        --           --           (1.72)        (1.72)
 10/31/99                     24.07         (0.20)         6.30          6.10        --           --           (1.90)        (1.90)
 10/31/98                     24.91         (0.16)(2)      3.16          3.00        --           --(3)        (3.84)        (3.84)
 10/31/97                     20.26         (0.09)(2)      6.02          5.93        --           --           (1.28)        (1.28)
 10/31/96(1)                  18.77         (0.01)         1.50          1.49        --           --              --            --

 TRUST
 04/30/01 (unaudited)         32.61          0.01         (4.71)        (4.70)       --           --           (3.63)        (3.63)
 10/31/00                     29.15          0.01(2)       5.18          5.19     (0.01)          --           (1.72)        (1.73)
 10/31/99                     24.52          0.03          6.50          6.53        --           --           (1.90)        (1.90)
 10/31/98                     25.17          0.09          3.20          3.29     (0.09)       (0.01)          (3.84)        (3.94)
 10/31/97                     20.39          0.16          6.06          6.22     (0.16)          --           (1.28)        (1.44)
 10/31/96                     17.30          0.17          3.40          3.57     (0.18)          --           (0.30)        (0.48)

 PRIME A
 04/30/01 (unaudited)         32.31         (0.01)        (4.67)        (4.68)       --           --           (3.63)        (3.63)
 10/31/00                     28.95         (0.05)(2)      5.13          5.08        --           --           (1.72)        (1.72)
 10/31/99(1)                  24.49         (0.01)         6.37          6.36        --           --           (1.90)        (1.90)

 PRIME B
 04/30/01 (unaudited)         31.94         (0.08)        (4.63)        (4.71)       --           --           (3.63)        (3.63)
 10/31/00                     28.84         (0.29)(2)      5.11          4.82        --           --           (1.72)        (1.72)
 10/31/99(1)                  24.49         (0.10)         6.35          6.25        --           --           (1.90)        (1.90)


----------------------------------------------------------------------

*    Annualized

**   Not Annualized

(1) The Fund began issuing Retail B Shares on March 4, 1996 and Prime A and Prime B Shares on November 1, 1998.

(2) The selected per share data was calculated using the weighted average shares outstanding method for the year.

(3) Dividends in excess of net investment income per share were less than $0.005.

(A) Calculation does not include the effect of any sales charge for Retail A Shares, Retail B Shares, Prime A Shares and Prime B Shares.

(B) Net investment income (loss) per share before reimbursement/waiver of fees by the Investment Advisor and/or affiliates and/or Administrator for Retail A Shares for the six months ended April 30, 2001 (unaudited) and the years ended October 31, 2000, 1999, 1998, 1997 and 1996 were $(0.03), $(0.10)(2),
     $(0.06), $0.01, $0.07 and $0.10, respectively. Net investment income (loss) per share before reimbursement/waiver of fees by the Investment Advisor and/or affiliates and/or Administrator for Retail B Shares for the six months ended April 30, 2001 (unaudited), the years ended October 31, 2000, 1999, 1998 and 1997 and the period ended October 31, 1996 were $(0.09), $(0.35)(2), $(0.21), $(0.16)(2), $(0.14)(2) and $(0.03), respectively. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or affiliates and/or Administrator for Trust Shares for the six months ended April 30, 2001 (unaudited) and the years ended October 31, 2000, 1999, 1998, 1997 and 1996 were $0.01, $0.01(2), $0.03,
     $0.09, $0.16 and $0.17, respectively. Net investment (loss) per share before reimbursement/waiver of fees by the Investment Advisor and/or affiliates and/or Administrator for Prime A Shares for the six months ended April 30, 2001 (unaudited) and the years ended October 31, 2000 and 1999 were $(0.01), $(0.09)(2) and $(0.04), respectively. Net investment (loss) per share before reimbursement/waiver of fees by the Investment Advisor and/or affiliates and/or Administrator for Prime B Shares for the six months ended April 30, 2001 (unaudited) and the years ended October 31, 2000 and 1999 were $(0.08), $(0.34)(2) and $(0.14), respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                       80

                                                                   RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                                                  -------------------------------------------------
                                                                                              RATIO OF NET      RATIO OF
                                                                                               INVESTMENT      OPERATING
                                                                                              INCOME (LOSS)     EXPENSES
                          NET INCREASE                                         NET ASSETS,       INCLUDING      INCLUDING
                       (DECREASE) IN NET  NET ASSET VALUE,                   END OF PERIOD    REIMBURSEMENT/  REIMBURSEMENT/
                          ASSET VALUE      END OF PERIOD    TOTAL RETURN(A)    (IN 000S)          WAIVER          WAIVER
                         --------------    ---------------  --------------   --------------   --------------  --------------

 RETAIL A
 04/30/01 (unaudited)      $  (8.32)        $  23.99          (15.45)%**        $  458,828          (0.28)%*        1.29%*
 10/31/00                      3.32            32.31           18.18%              580,417          (0.33)%         1.28%
 10/31/99                      4.52            28.99           27.55%              443,639          (0.25)%         1.34%
 10/31/98                     (0.67)           24.47           14.73%              312,951           0.02%          1.34%
 10/31/97                      4.77            25.14           31.61%              226,330           0.30%          1.37%
 10/31/96                      3.08            20.37           20.51%              160,800           0.50%          1.40%

 RETAIL B
 04/30/01 (unaudited)         (8.26)           22.96          (15.84)%**           114,034          (1.07)%*        2.09%*
 10/31/00                      2.95            31.22           17.29%              130,347          (1.11)%         2.07%
 10/31/99                      4.20            28.27           26.63%               71,525          (0.96)%         2.05%
 10/31/98                     (0.84)           24.07           13.98%               34,693          (0.68)%         2.04%
 10/31/97                      4.65            24.91           30.78%               20,363          (0.40)%         2.07%
 10/31/96(1)                   1.49            20.26            7.95%**              3,995          (0.16)%*        1.92%*

 TRUST
 04/30/01 (unaudited)         (8.33)           24.28          (15.30)%**         1,033,907           0.09%*         0.92%*
 10/31/00                      3.46            32.61           18.63%            1,258,399           0.04%          0.91%
 10/31/99                      4.63            29.15           28.07%            1,041,378           0.15%          0.94%
 10/31/98                     (0.65)           24.52           15.17%              815,756           0.40%          0.96%
 10/31/97                      4.78            25.17           32.16%              745,537           0.72%          0.95%
 10/31/96                      3.09            20.39           21.03%              562,419           0.92%          0.98%

 PRIME A
 04/30/01 (unaudited)         (8.31)           24.00          (15.39)%**               868          (0.11)%*        1.12%*
 10/31/00                      3.36            32.31           18.36%                  142          (0.17)%         1.12%
 10/31/99(1)                   4.46            28.95           27.30%                  107          (0.05)%         1.14%

 PRIME B
 04/30/01 (unaudited)         (8.34)           23.60          (15.71)%**               377          (0.89)%*        1.90%*
 10/31/00                      3.10            31.94           17.48%                  450          (0.92)%         1.87%
 10/31/99(1)                   4.35            28.84           26.79%                  246          (0.78)%         1.87%



                            RATIO OF
                            OPERATING
                            EXPENSES
                            EXCLUDING
                          REIMBURSEMENT/     PORTFOLIO
                              WAIVER       TURNOVER RATE
                          --------------   -------------
 RETAIL A
 04/30/01 (unaudited)        1.29%*            29%**
 10/31/00                    1.28%             54%
 10/31/99                    1.34%             53%
 10/31/98                    1.34%             60%
 10/31/97                    1.37%             66%
 10/31/96                    1.40%             36%

 RETAIL B
 04/30/01 (unaudited)        2.09%*            29%**
 10/31/00                    2.09%             54%
 10/31/99                    2.08%             53%
 10/31/98                    2.04%             60%
 10/31/97                    2.30%             66%
 10/31/96(1)                 2.29%*            36%

 TRUST
 04/30/01 (unaudited)        0.92%*            29%**
 10/31/00                    0.91%             54%
 10/31/99                    0.94%             53%
 10/31/98                    0.96%             60%
 10/31/97                    0.95%             66%
 10/31/96                    0.98%             36%

 PRIME A
 04/30/01 (unaudited)        1.15%*            29%**
 10/31/00                    1.23%             54%
 10/31/99(1)                 1.28%             53%

 PRIME B
 04/30/01 (unaudited)        1.94%*            29%**
 10/31/00                    2.02%             54%
 10/31/99(1)                 2.19%             53%

GROWTH FUND II

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                         INCOME FROM INVESTMENT OPERATIONS             LESS DISTRIBUTIONS
                                      -------------------------------------  --------------------------------------

                                                        NET
                            NET           NET       REALIZED AND                DIVIDENDS       DIVIDENDS
                        ASSET VALUE,  INVESTMENT     UNREALIZED    TOTAL FROM    FROM NET        FROM NET
                          BEGINNING     INCOME     GAIN(LOSS) ON   INVESTMENT   INVESTMENT       REALIZED         TOTAL
                          OF PERIOD    (LOSS)(B)    INVESTMENTS    OPERATIONS      INCOME     CAPITAL GAINS    DIVIDENDS
                        ------------  -----------  -----------    -----------  -----------    -------------   -----------
 RETAIL A
 04/30/01 (unaudited)    $  14.68     $  (0.04)(4)   $  (2.96)     $  (3.00)     $   --        $  (1.28)    $  (1.28)
 10/31/00(1)                13.47        (0.04)(4)       1.25          1.21          --              --           --

 RETAIL B
 04/30/01 (unaudited)       14.68        (0.08)(4)      (2.97)        (3.05)         --           (1.28)       (1.28)
 10/31/00(1)                13.47        (0.03)(4)       1.24          1.21          --              --           --

 TRUST
 04/30/01 (unaudited)       14.71        (0.02)(4)      (2.96)        (2.98)         --           (1.28)       (1.28)
 10/31/00(2)                12.72        (0.02)(4)       2.01          1.99          --              --           --
 05/31/00                   12.06        (0.06)          8.72          8.66          --           (8.00)       (8.00)
 05/31/99                   12.93        (0.08)         (0.41)        (0.49)         --           (0.38)       (0.38)
 05/31/98                   12.20        (0.05)          1.59          1.54          --           (0.81)       (0.81)
 05/31/97                   11.27         0.02           0.96          0.98       (0.05)             --        (0.05)
 05/31/96(3)                10.00         0.02           1.25          1.27          --              --           --

 BKB
 04/30/01 (unaudited)       14.70        (0.03)(4)      (2.96)        (2.99)         --           (1.28)       (1.28)
 10/31/00(2)                12.72        (0.02)(4)       2.00          1.98          --              --           --
 05/31/00                   12.06        (0.06)          8.72          8.66          --           (8.00)       (8.00)
 05/31/99                   12.93        (0.08)         (0.41)        (0.49)         --           (0.38)       (0.38)
 05/31/98                   12.20        (0.05)          1.59          1.54          --           (0.81)       (0.81)
 05/31/97                   11.27         0.02           0.96          0.98        (0.05)            --        (0.05)
 05/31/96(3)                10.00         0.02           1.25          1.27          --              --           --


--------------------------------------------------------

*    Annualized

**   Not Annualized

(1)  The Fund began offering Retail A and Retail B Shares on June 26, 2000.

(2) The Fund commenced operations on March 28, 1996 as a separate portfolio (the "Predecessor Fund") of the Boston 1784 Funds. On June 26, 2000, the Predecessor Fund was reorganized as a new portfolio of the Trust. Prior to the reorganization, the Predecessor Fund offered and sold one series of shares. In connection with the reorganization, shareholders of the Predecessor Fund exchanged their shares for either Trust Shares or BKB Shares of the Galaxy Growth Fund II. Shareholders of the Predecessor Fund who purchased their shares through an investment management, trust, custody or other agency relationship with BankBoston, N.A. received Trust Shares of the Fund. Shareholders of the Predecessor Fund who purchased their shares other than through an investment management, trust, custody or other agency relationship with BankBoston, N.A. received BKB Shares of the Fund. Information for periods prior to June 26, 2000 for the Trust Shares and BKB Shares represents results of the Predecessor Fund.

(3)  The Fund commenced operations on March 28, 1996.

(4) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(A) Calculation does not include the effect of any sales charge for Retail A and Retail B Shares.

(B) Net investment (loss) per share before reimbursement/waiver of fees by the Investment Advisor and/or affiliates and/or Administrator for Retail A Shares for the six months ended April 30, 2001 (unaudited) and the period ended October 31, 2000 were $(0.03)(4) and $(0.04)(4), respectively. Net investment (loss) per share before reimbursement/waiver of fees by the Investment Advisor and/or affiliates and/or Administrator for Retail B Shares for the six months ended April 30, 2001 (unaudited) and the period ended October 31, 2000 were $(0.08)(4) and $(0.03)(4), respectively. Net investment (loss) per share before reimbursement/waiver of fees by the Investment Advisor and/or affiliates and/or Administrator for Trust Shares for the the six months ended April 30, 2001 (unaudited) and the period ended October 31, 2000 were $(0.03)(4) and $(0.02)(4), respectively. Net investment (loss) per share before reimbursement/waiver of fees by the Investment Advisor and/or affiliates and/or Administrator for BKB Shares for the six months ended April 30, 2001 (unaudited) and the period ended October 31, 2000 was $(0.05)(4) and $(0.02)(4), respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                       82

                                                                   RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                                                  -------------------------------------------------
                                                                                              RATIO OF NET      RATIO OF
                                                                                               INVESTMENT      OPERATING
                                                                                              INCOME (LOSS)     EXPENSES
                          NET INCREASE                                         NET ASSETS,       INCLUDING      INCLUDING
                       (DECREASE) IN NET  NET ASSET VALUE,                   END OF PERIOD    REIMBURSEMENT/  REIMBURSEMENT/
                          ASSET VALUE      END OF PERIOD    TOTAL RETURN(A)    (IN 000S)          WAIVER          WAIVER
                         --------------    ---------------  --------------   --------------   --------------  --------------
 RETAIL A
 04/30/01 (unaudited)      $  (4.28)        $  10.40          (21.10)%**        $  2,696          (0.75)%*         1.26%*
 10/31/00(1)                   1.21            14.68            8.91%**            1,638          (0.65)%*         1.23%*

 RETAIL B
 04/30/01 (unaudited)         (4.33)           10.35          (21.35)%**             846          (1.41)%*         1.92%*
 10/31/00(1)                   1.21            14.68            8.76%**              688          (1.29)%*         1.87%*

 TRUST
 04/30/01 (unaudited)         (4.26)           10.45          (20.96)%**          72,264          (0.34)%*         0.85%*
 10/31/00(2)                   1.99            14.71           15.64%**           90,451          (0.30)%*         0.88%*
 05/31/00                      0.66            12.72           65.97%            185,556          (0.33)%          0.88%
 05/31/99                     (0.87)           12.06           (3.54)%           185,476          (0.39)%          0.93%
 05/31/98                      0.73            12.93           12.64%            257,550          (0.35)%          0.91%
 05/31/97                      0.93            12.20            8.77%            261,487           0.17%           0.77%
 05/31/96(3)                   1.27            11.27           12.70%**           46,026           1.75%*          0.20%*

 BKB
 04/30/01 (unaudited)         (4.27)           10.43          (21.05)%**          42,989          (0.43)%*         0.94%*
 10/31/00(2)                   1.98            14.70           15.57%**           58,844          (0.36)%*         0.94%*
 05/31/00                      0.66            12.72           65.97%            185,556          (0.33)%          0.88%
 05/31/99                     (0.87)           12.06           (3.54)%           185,476          (0.39)%          0.93%
 05/31/98                      0.73            12.93           12.64%            257,550          (0.35)%          0.91%
 05/31/97                      0.93            12.20            8.77%            261,487           0.17%           0.77%
 05/31/96(3)                   1.27            11.27           12.70%**           46,026           1.75%*          0.20%*


                            RATIO OF
                            OPERATING
                            EXPENSES
                            EXCLUDING
                          REIMBURSEMENT/     PORTFOLIO
                              WAIVER       TURNOVER RATE
                          --------------   -------------
 RETAIL A
 04/30/01 (unaudited)         1.47%*           28%**
 10/31/00(1)                  1.35%*           28%**

 RETAIL B
 04/30/01 (unaudited)         2.47%*           28%**
 10/31/00(1)                  2.25%*           28%**

 TRUST
 04/30/01 (unaudited)         1.00%*           28%**
 10/31/00(2)                  0.99%*           28%**
 05/31/00                     1.13%            79%
 05/31/99                     1.18%            61%
 05/31/98                     1.16%            49%
 05/31/97                     1.15%            57%
 05/31/96(3)                  1.73%*            0%

 BKB
 04/30/01 (unaudited)         1.37%*           28%**
 10/31/00(2)                  1.24%*           28%**
 05/31/00                     1.13%            79%
 05/31/99                     1.18%            61%
 05/31/98                     1.16%            49%
 05/31/97                     1.15%            57%
 05/31/96(3)                  1.73%*            0%

SMALL CAP VALUE FUND


FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                           INCOME FROM INVESTMENT OPERATIONS                    LESS DISTRIBUTIONS
                                        -------------------------------------  ---------------------------------------------------

                                                         NET                                  DIVIDENDS
                              NET           NET      REALIZED AND               DIVIDENDS     IN EXCESS     DIVIDENDS
                          ASSET VALUE,  INVESTMENT    UNREALIZED   TOTAL FROM    FROM NET      OF NET       FROM NET
                            BEGINNING     INCOME    GAIN(LOSS) ON  INVESTMENT   INVESTMENT   INVESTMENT     REALIZED       TOTAL
                            OF PERIOD    (LOSS)(B)    INVESTMENTS  OPERATIONS     INCOME       INCOME     CAPITAL GAINS   DIVIDENDS
                          ------------  -----------  -----------  -----------  -----------   -----------  -------------  -----------
 RETAIL A
 04/30/01 (unaudited)      $  14.25      $  0.01(2)   $  1.77       $  1.78     $  (0.01)     $   --        $  (1.87)     $  (1.88)
 10/31/00                     12.98         0.01(2)      2.63          2.64        (0.01)         --           (1.36)        (1.37)
 10/31/99                     13.53         0.02         0.73          0.75        (0.03)         --           (1.27)        (1.30)
 10/31/98                     18.29         0.08        (2.08)        (2.00)       (0.08)         --           (2.68)        (2.76)
 10/31/97                     14.75        (0.04)(2)     5.72          5.68           --          --           (2.14)        (2.14)
 10/31/96(1)                  12.68         0.01         2.95          2.96        (0.02)         --           (0.87)        (0.89)

 RETAIL B
 04/30/01 (unaudited)         14.13        (0.04)(2)     1.75          1.71           --          --           (1.87)        (1.87)
 10/31/00                     12.96        (0.10)(2)     2.63          2.53           --          --           (1.36)        (1.36)
 10/31/99(3)                  13.59        (0.04)        0.68          0.64           --          --           (1.27)        (1.27)

 TRUST
 04/30/01 (unaudited)         14.38         0.05(2)      1.79          1.84        (0.05)         --           (1.87)        (1.92)
 10/31/00                     13.07         0.08(2)      2.65          2.73        (0.06)         --           (1.36)        (1.42)
 10/31/99                     13.61         0.05         0.74          0.79        (0.06)         --           (1.27)        (1.33)
 10/31/98                     18.37         0.11        (2.06)        (1.95)       (0.13)         --           (2.68)        (2.81)
 10/31/97                     14.76         0.01(2)      5.74          5.75        --             --           (2.14)        (2.14)
 10/31/96(1)                  12.71         0.05         2.97          3.02        (0.05)      (0.01)          (0.91)        (0.97)

 PRIME A
 04/30/01 (unaudited)         14.33         0.03(2)      1.79          1.82        (0.04)         --           (1.87)        (1.91)
 10/31/00                     13.04         0.05(2)      2.64          2.69        (0.04)         --           (1.36)        (1.40)
 10/31/99(3)                  13.59         0.03         0.73          0.76        (0.04)         --           (1.27)        (1.31)

 PRIME B
 04/30/01 (unaudited)         14.19        (0.02)(2)     1.76          1.74        --             --           (1.87)        (1.87)
 10/31/00                     12.98        (0.05)(2)     2.62          2.57        --             --           (1.36)        (1.36)
 10/31/99(3)                  13.59        (0.05)        0.71          0.66        --             --           (1.27)        (1.27)


----------------------------------------------------

*    Annualized

**   Not Annualized

(1) The Fund commenced operations on December 14, 1992 as a separate investment portfolio (the "Predecessor Fund") of the Shawmut Funds. On December 4, 1995, the Predecessor Fund was reorganized as a new portfolio of the Trust. Prior to the reorganization, the Predecessor Fund offered and sold two series of shares, Investment Shares and Trust Shares, that were similar to the Fund's Retail A Shares and Trust Shares, respectively. In connection with the reorganization, shareholders of the Predecessor Fund exchanged Investment Shares and Trust Shares for Retail A Shares and Trust Shares, respectively, in the Galaxy Small Cap Value Fund.

(2) The selected per share data was calculated using the weighted average shares outstanding method for the periods indicated.

(3) The Fund began issuing Retail B, Prime A and Prime B Shares on November 1, 1998.

(A) Calculation does not include the effect of any sales charge for Retail A Shares, Retail B Shares, Prime A Shares and Prime B Shares.

(B) Net investment income (loss) per share before reimbursement/waiver of fees by the Investment Advisor and/or affiliates and/or Administrator for Retail A Shares for the six months ended April 30, 2001 (unaudited) and the years ended October 31, 2000, 1999, 1998, 1997 and 1996 were $0.01(2), $0.00(2),
     $(0.02), $0.05, $(0.02)(2) and $0.01, respectively. Net investment (loss)
     per share before reimbursement/waiver of fees by the Investment Advisor and/or affiliates and/or Administrator for Retail B Shares for the six months ended April 30, 2001 (unaudited) and the years ended October 31, 2000 and 1999 were $(0.04)(2), $(0.12)(2) and $(0.09), respectively. Net investment income (loss) per share before reimbursement/waiver of fees by the Investment Advisor and/or affiliates and/or Administrator for Trust Shares for the six months ended April 30, 2001 (unaudited) and the years ended October 31, 2000, 1999, 1998, 1997 and 1996 were $0.05(2), $0.08(2),
     $0.05, $0.11, $0.05(2) and $0.05, respectively. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or affiliates and/or Administrator for Prime A Shares for the six months ended April 30, 2001 (unaudited) and the years ended October 31, 2000 and 1999 were $0.03(2), $0.03(2) and $0.00, respectively. Net investment (loss) per share before reimbursement/ waiver of fees by the Investment Advisor and/or affiliates and/or Administrator for Prime B Shares for the six months ended April 30, 2001 (unaudited) and the years ended October 31, 2000 and 1999 were $(0.03)(2), $(0.13)(2) and $(0.10), respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                       84

                                                                   RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                                                  -------------------------------------------------
                                                                                              RATIO OF NET      RATIO OF
                                                                                               INVESTMENT      OPERATING
                                                                                              INCOME (LOSS)     EXPENSES
                          NET INCREASE                                         NET ASSETS,       INCLUDING      INCLUDING
                       (DECREASE) IN NET  NET ASSET VALUE,                   END OF PERIOD    REIMBURSEMENT/  REIMBURSEMENT/
                          ASSET VALUE      END OF PERIOD    TOTAL RETURN(A)    (IN 000S)          WAIVER          WAIVER
                         --------------    ---------------  --------------   --------------   --------------  --------------

 04/30/01 (unaudited)       $  (0.10)        $  14.15           14.19%**         $ 98,144           0.19%*          1.45%*
 10/31/00                       1.27            14.25           21.96%             87,457           0.08%           1.44%
 10/31/99                      (0.55)           12.98            5.68%             80,870           0.13%           1.31%
 10/31/98                      (4.76)           13.53          (12.52)%            87,781           0.38%           1.31%
 10/31/97                       3.54            18.29           43.58%             63,658          (0.25)%          1.30%
 10/31/96(1)                    2.07            14.75           24.77%             34,402           0.08%           1.40%

 RETAIL B
 04/30/01 (unaudited)          (0.16)           13.97           13.76%**            3,654          (0.61)%*         2.25%*
 10/31/00                       1.17            14.13           21.06%              2,838          (0.71)%          2.23%
 10/31/99(3)                   (0.63)           12.96            4.80%              1,637          (0.66)%          2.10%

 TRUST
 04/30/01 (unaudited)          (0.08)           14.30           14.54%**          399,066           0.73%*          0.91%*
 10/31/00                       1.31            14.38           22.62%            332,703           0.58%           0.94%
 10/31/99                      (0.54)           13.07            6.02%            255,268           0.47%           0.97%
 10/31/98                      (4.76)           13.61          (12.07)%           202,385           0.73%           0.96%
 10/31/97                       3.61            18.37           44.08%            189,257           0.09%           0.96%
 10/31/96(1)                    2.05            14.76           25.22%            137,341           0.45%           1.05%

 PRIME A
 04/30/01 (unaudited)          (0.09)           14.24           14.38%**              180           0.47%*          1.17%*
 10/31/00                       1.29            14.33           22.26%                189           0.36%           1.16%
 10/31/99(3)                   (0.55)           13.04            5.80%                175           0.26%           1.18%

 PRIME B
 04/30/01 (unaudited)          (0.13)           14.06           13.85%**              225          (0.35)%*         1.99%*
 10/31/00                       1.21            14.19           21.46%                170          (0.41)%          1.93%
 10/31/99(3)                   (0.61)           12.98            4.96%                190          (0.49)%          1.93%






                            RATIO OF
                            OPERATING
                            EXPENSES
                            EXCLUDING
                          REIMBURSEMENT/     PORTFOLIO
                              WAIVER       TURNOVER RATE
                          --------------   -------------

 04/30/01 (unaudited)           1.46%*           22%**
 10/31/00                       1.55%            43%
 10/31/99                       1.59%            42%
 10/31/98                       1.45%            33%
 10/31/97                       1.52%            52%
 10/31/96(1)                    1.55%            39%

 RETAIL B
 04/30/01 (unaudited)           2.26%*           22%**
 10/31/00                       2.41%            43%
 10/31/99(3)                    2.88%            42%

 TRUST
 04/30/01 (unaudited)           0.91%*           22%**
 10/31/00                       0.94%            43%
 10/31/99                       0.97%            42%
 10/31/98                       0.96%            33%
 10/31/97                       0.96%            52%
 10/31/96(1)                    1.06%            39%

 PRIME A
 04/30/01 (unaudited)           1.26%*           22%**
 10/31/00                       1.32%            43%
 10/31/99(3)                    1.40%            42%

 PRIME B
 04/30/01 (unaudited)           2.15%*           22%**
 10/31/00                       2.46%            43%
 10/31/99(3)                    2.49%            42%

SMALL COMPANY EQUITY FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                         INCOME FROM INVESTMENT OPERATIONS             LESS DISTRIBUTIONS
                                      -------------------------------------  --------------------------------------

                                                        NET                                                    NET
                            NET           NET       REALIZED AND                 DIVIDENDS                   INCREASE
                        ASSET VALUE,  INVESTMENT     UNREALIZED    TOTAL FROM    FROM NET                   (DECREASE)
                          BEGINNING     INCOME     GAIN(LOSS) ON   INVESTMENT    REALIZED        TOTAL        IN NET
                          OF PERIOD    (LOSS)(B)    INVESTMENTS    OPERATIONS  CAPITAL GAINS    DIVIDENDS   ASSET VALUE
                        ------------  -----------  -----------    -----------  -------------   ----------   -----------
 RETAIL A
 04/30/01 (unaudited)   $  21.75     $  (0.06)      $  (1.27)     $  (1.33)    $  (3.40)    $  (3.40)       $  (4.73)
 10/31/00                  15.66        (0.22)          6.31          6.09        --           --               6.09
 10/31/99                  13.63        (0.23)          2.26          2.03        --           --               2.03
 10/31/98                  20.94        (0.19)         (4.86)        (5.05)       (2.26)       (2.26)          (7.31)
 10/31/97                  19.96        (0.18)          3.54          3.36        (2.38)       (2.38)           0.98
 10/31/96                  16.28        (0.14)(2)       3.99          3.85        (0.17)       (0.17)           3.68

 RETAIL B
 04/30/01 (unaudited)      21.10        (0.10)         (1.26)        (1.36)       (3.40)       (3.40)          (4.76)
 10/31/00                  15.31        (0.37)          6.16          5.79        --           --               5.79
 10/31/99                  13.39        (0.34)          2.26          1.92        --           --               1.92
 10/31/98                  20.73        (0.30)         (4.78)        (5.08)       (2.26)       (2.26)          (7.34)
 10/31/97                  19.91        (0.21)          3.41          3.20        (2.38)       (2.38)           0.82
 10/31/96(1)               17.27        (0.19)(2)       2.83          2.64        --           --               2.64

 TRUST
 04/30/01 (unaudited)      22.48        (0.04)         (1.28)        (1.32)       (3.40)       (3.40)          (4.72)
 10/31/00                  16.13        (0.12)          6.47          6.35        --           --               6.35
 10/31/99                  13.96        (0.16)          2.33          2.17        --           --               2.17
 10/31/98                  21.32        (0.14)         (4.96)        (5.10)       (2.26)       (2.26)          (7.36)
 10/31/97                  20.20        (0.11)          3.61          3.50        (2.38)       (2.38)           1.12
 10/31/96                  16.38        (0.09)(2)       4.08          3.99        (0.17)       (0.17)           3.82


-------------------------------------------------------------

*    Annualized

**   Not Annualized

(1)  The Fund began issuing Retail B Shares on March 4, 1996.

(2) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(A) Calculation does not include the effect of any sales charge for Retail A Shares and Retail B Shares.

(B) Net investment (loss) per share before reimbursement/waiver of fees by the Investment Advisor and/or affiliates and/or Administrator for Retail A Shares for the six months ended April 30, 2001 (unaudited) and the years ended October 31, 2000, 1999, 1998, 1997 and 1996 were $(0.06), $(0.22),
     $(0.23), $(0.19), $(0.18) and $(0.14)(2), respectively. Net investment
     (loss) per share before reimbursement/waiver of fees by the Investment Advisor and/or affiliates and/or Administrator for Retail B Shares for the six months ended April 30, 2001 (unaudited), the years ended October 31, 2000, 1999, 1998 and 1997 and the period ended October 31, 1996 were $(0.10), $(0.38), $(0.37), $(0.30), $(0.24) and $(0.24)(2), respectively.
     Net investment (loss) per share before reimbursement/waiver of fees by the Investment Advisor and/or affiliates and/or Administrator for Trust Shares for the six months ended April 30, 2001 (unaudited) and the years ended October 31, 2000, 1999, 1998, 1997 and 1996 were $(0.04), $(0.12), $(0.16),
     $(0.14), $(0.11) and $(0.09)(2), respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                       86


                                                        RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                                      -------------------------------------------------
                                                                      RATIO OF NET      RATIO OF        RATIO OF
                                                                        INVESTMENT       OPERATING       OPERATING
                                                                       INCOME (LOSS)     EXPENSES        EXPENSES
                                                         NET ASSETS,     INCLUDING       INCLUDING       EXCLUDING
                     NET ASSET VALUE,                  END OF PERIOD   REIMBURSEMENT/  REIMBURSEMENT/  REIMBURSEMENT/   PORTFOLIO
                      END OF PERIOD   TOTAL RETURN(A)    (IN 000S)        WAIVER          WAIVER          WAIVER      TURNOVER RATE
                     ---------------  --------------   -------------  ---------------  --------------  -------------- -------------

 RETAIL A
 04/30/01 (unaudited)   $  17.02          (5.54)%**      $  112,915        (0.87)%*         1.44%*          1.44%*         39%**
 10/31/00                  21.75          38.89%            125,427        (0.99)%          1.44%           1.44%          91%
 10/31/99                  15.66          14.89%             87,921        (1.41)%          1.53%           1.54%         105%
 10/31/98                  13.63         (26.26)%            95,831        (1.13)%          1.46%           1.47%          78%
 10/31/97                  20.94          19.08%            135,593        (1.02)%          1.46%           1.48%          69%
 10/31/96                  19.96          23.97%            111,101        (1.03)%          1.57%           1.57%          82%

 RETAIL B
 04/30/01 (unaudited)      16.34          (5.91)%**          17,641        (1.70)%*         2.27%*          2.27%*         39%**
 10/31/00                  21.10          37.82%             18,936        (1.79)%          2.24%           2.25%          91%
 10/31/99                  15.31          14.34%             12,212        (2.04)%          2.16%           2.32%         105%
 10/31/98                  13.39         (26.72)%            12,565        (1.78)%          2.11%           2.16%          78%
 10/31/97                  20.73          18.23%             14,731        (1.76)%          2.20%           2.44%          69%
 10/31/96(1)               19.91          15.34%**            3,659        (1.50)%*         2.04%*          2.44%*         82%

 TRUST
 04/30/01 (unaudited)      17.76          (5.33)%**         369,420        (0.46)%*         1.03%*          1.03%*         39%**
 10/31/00                  22.48          39.43%            422,579        (0.58)%          1.03%           1.03%          91%
 10/31/99                  16.13          15.54%            233,326        (1.00)%          1.12%           1.12%         105%
 10/31/98                  13.96         (26.00)%           222,675        (0.76)%          1.09%           1.09%          78%
 10/31/97                  21.32          19.59%            310,751        (0.65)%          1.09%           1.12%          69%
 10/31/96                  20.20          24.69%            174,990        (0.60)%          1.14%           1.14%          82%


INTERNATIONAL EQUITY FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                         INCOME FROM INVESTMENT OPERATIONS             LESS DISTRIBUTIONS
                                      -------------------------------------  --------------------------------------

                                                        NET                                                               NET
                           NET            NET       REALIZED AND               DIVIDENDS     DIVIDENDS                  INCREASE
                       ASSET VALUE,   INVESTMENT     UNREALIZED  TOTAL FROM    FROM NET      FROM NET                  (DECREASE)
                         BEGINNING      INCOME       (LOSS) ON   INVESTMENT    INVESTMENT    REALIZED        TOTAL       IN NET
                         OF PERIOD   GAIN (LOSS)(B) INVESTMENTS  OPERATIONS     INCOME     CAPITAL GAINS   DIVIDENDS   ASSET VALUE
                       ------------  -------------  -----------  ----------    ----------  -------------  -----------  -----------
 RETAIL A
 RETAIL A
 04/30/01 (unaudited)   $  19.44     $  (0.02)(2)   $  (2.25)    $  (2.27)     $  (0.28)    $  (2.28)    $  (2.56)     $  (4.83)
 10/31/00                  20.86         0.41(2)       (0.59)       (0.18)        (0.05)       (1.19)       (1.24)        (1.42)
 10/31/99                  16.75         0.01(2)        4.72         4.73         (0.05)       (0.57)       (0.62)         4.11
 10/31/98                  15.18         0.07           1.93         2.00         (0.07)       (0.36)       (0.43)         1.57
 10/31/97                  13.94         0.01           2.09         2.10         (0.18)       (0.68)       (0.86)         1.24
 10/31/96                  12.92         0.11           1.27         1.38         (0.12)       (0.24)       (0.36)         1.02

 RETAIL B
 04/30/01 (unaudited)      19.28        (0.10)(2)      (2.22)       (2.32)        (0.14)       (2.28)       (2.42)        (4.74)
 10/31/00                  20.80         0.22(2)       (0.55)       (0.33)           --        (1.19)       (1.19)        (1.52)
 10/31/99(1)               16.85        (0.09)(2)       4.74         4.65         (0.13)       (0.57)       (0.70)         3.95

 TRUST
 04/30/01 (unaudited)      19.74         0.01(2)       (2.27)       (2.26)        (0.35)       (2.28)       (2.63)        (4.89)
 10/31/00                  21.18         0.51(2)       (0.60)       (0.09)        (0.16)       (1.19)       (1.35)        (1.44)
 10/31/99                  17.00         0.10(2)        4.80         4.90         (0.15)       (0.57)       (0.72)         4.18
 10/31/98                  15.33         0.14           1.98         2.12         (0.09)       (0.36)       (0.45)         1.67
 10/31/97                  14.01         0.08           2.12         2.20         (0.20)       (0.68)       (0.88)         1.32
 10/31/96                  12.98         0.17           1.30         1.47         (0.20)       (0.24)       (0.44)         1.03

 PRIME A
 04/30/01 (unaudited)      19.53        (0.02)(2)      (2.25)       (2.27)        (0.31)       (2.28)       (2.59)        (4.86)
 10/31/00                  20.98         0.46(2)       (0.60)       (0.14)        (0.12)       (1.19)       (1.31)        (1.45)
 10/31/99(1)               16.85         0.06(2)        4.79         4.85         (0.15)       (0.57)       (0.72)         4.13

 PRIME B
 04/30/01 (unaudited)      19.37        (0.07)(2)      (2.24)       (2.31)        (0.19)       (2.28)       (2.47)        (4.78)
 10/31/00                  20.85         0.29(2)       (0.58)       (0.29)           --        (1.19)       (1.19)        (1.48)
 10/31/99(1)               16.85        (0.08)(2)       4.78         4.70         (0.13)       (0.57)       (0.70)         4.00

 BKB
 04/30/01 (unaudited)      19.72           --(2)(3)    (2.29)       (2.29)        (0.33)       (2.28)       (2.61)        (4.90)
 10/31/00(1)               22.56         0.17(2)       (3.01)       (2.84)           --           --           --         (2.84)


------------------------------------------------------

*    Annualized

**   Not Annualized

(1) The Fund began issuing Retail B, Prime A and Prime B Shares on November 1, 1998 and BKBShares on June 19, 2000.

(2) The selected per share data was calculated using the weighted average shares outstanding method for the year.

(3)  Net investment income (loss) was less than $0.005.

(A) Calculation does not include the effect of any sales charge for Retail A Shares, Retail B Shares, Prime A Shares and Prime B Shares.

(B) Net investment income (loss) per share before reimbursement/waiver of fees by the Investment Advisor and/or affiliates and/or Administrator for Retail A Shares for the six months ended April 30, 2001 (unaudited) and the years ended October 31, 2000, 1999, 1998, 1997 and 1996 were $(0.04)(2),
     $0.35(2), $(0.04), $0.03, $(0.01) and $0.07, respectively. Net investment
     (loss) per share before reimbursement/waiver of fees by the Investment Advisor and/or affiliates and/or Administrator for Retail B Shares for the six months ended April 30, 2001 (unaudited) and the years ended October 31, 2000 and 1999 were $(0.12)(2), $0.11(2) and $(0.25), respectively. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or affiliates and/or Administrator for Trust Shares for the six months ended April 30, 2001 (unaudited) and the years ended October 31, 2000, 1999, 1998, 1997 and 1996 were $(0.01)(2), $0.45(2),
     $0.06, $0.10, $0.04 and $0.13, respectively. Net investment income (loss) per share before reimbursement/waiver of fees by the Investment Advisor and/or affiliates and/or Administrator for Prime A Shares for the six months ended April 30, 2001 (unaudited) and the years ended October 31, 2000 and 1999 were $(0.06)(2), $0.26(2) and $(0.09), respectively. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or affiliates and/or Administrator for Prime B Shares for the six months ended April 30, 2001 (unaudited) and the years ended October 31, 2000 and 1999 were $(0.09)(2), $0.22(2) and $0.20, respectively. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or affiliates and/or Administrator for BKB Shares for the six months ended April 30, 2001 (unaudited) and the period ended October 31, 2000 were $(0.03)(2) and $0.15(2), respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS.


                                                        RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                                      -------------------------------------------------
                                                                      RATIO OF NET      RATIO OF        RATIO OF
                                                                        INVESTMENT       OPERATING       OPERATING
                                                                       INCOME (LOSS)     EXPENSES        EXPENSES
                                                         NET ASSETS,     INCLUDING       INCLUDING       EXCLUDING
                     NET ASSET VALUE,                  END OF PERIOD   REIMBURSEMENT/  REIMBURSEMENT/  REIMBURSEMENT/   PORTFOLIO
                      END OF PERIOD   TOTAL RETURN(A)    (IN 000S)        WAIVER          WAIVER          WAIVER      TURNOVER RATE
                     ---------------  --------------   -------------  ---------------  --------------  -------------- -------------

 RETAIL A
 04/30/01 (unaudited)   $  14.61          (12.69)%**   $  85,302           (0.31)%*          1.33%*           1.58%*         32%**
 10/31/00                  19.44           (1.49)%       120,351            1.83%            1.32%            1.57%          50%
 10/31/99                  20.86           29.04%         89,327            0.03%            1.48%            1.73%          45%
 10/31/98                  16.75           13.64%         66,541            0.39%            1.48%            1.73%          49%
 10/31/97                  15.18           15.88%         56,592            0.03%            1.60%            1.85%          45%
 10/31/96                  13.94           10.86%         35,144            0.78%            1.70%            1.98%         146%

 RETAIL B
 04/30/01 (unaudited)      14.54          (13.08)%**       7,182           (1.27)%*          2.29%*           2.57%*         32%**
 10/31/00                  19.28           (2.22)%         8,297            1.02%            2.14%            2.64%          50%
 10/31/99(1)               20.80           28.41%          2,189           (0.45)%           1.96%            2.70%          45%

 TRUST
 04/30/01 (unaudited)      14.85          (12.49)%**     716,851            0.12%*           0.90%*           1.15%*         32%**
 10/31/00                  19.74           (1.08)%       912,555            2.28%            0.87%            1.12%          50%
 10/31/99                  21.18           29.71%        501,776            0.54%            0.97%            1.22%          45%
 10/31/98                  17.00           14.32%        345,692            0.91%            0.96%            1.21%          49%
 10/31/97                  15.33           16.60%        265,124            0.57%            1.06%            1.32%          45%
 10/31/96                  14.01           11.51%        172,561            1.40%            1.08%            1.36%         146%

 PRIME A
 04/30/01 (unaudited)      14.67          (12.67)%**          12           (0.31)%*          1.33%*           1.73%*         32%**
 10/31/00                  19.53           (1.34)%            14            2.06%            1.10%            1.99%          50%
 10/31/99(1)               20.98           29.73%             12            0.34%            1.17%            2.03%          45%

 PRIME B
 04/30/01 (unaudited)      14.59          (12.96)%**         368           (0.87)%*          1.89%*           2.18%*         32%**
 10/31/00                  19.37           (2.02)%           483            1.33%            1.83%            2.17%          50%
 10/31/99(1)               20.85           28.74%            458           (0.38)%           1.89%            2.27%          45%

 BKB
 04/30/01 (unaudited)      14.82          (12.64)%**      12,234           (0.05)%*          1.07%*           1.34%*         32%**
 10/31/00(1)               19.72          (12.59)%**      25,807            2.08%*           1.07%*           1.32%*         50%

PAN ASIA FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                         INCOME FROM INVESTMENT OPERATIONS             LESS DISTRIBUTIONS
                                      -------------------------------------  --------------------------------------

                                                        NET
                            NET           NET       REALIZED AND               DIVIDENDS     DIVIDENDS                     NET
                        ASSET VALUE,  INVESTMENT     UNREALIZED  TOTAL FROM    FROM NET      FROM NET                  (DECREASE)
                          BEGINNING     INCOME       (LOSS) ON   INVESTMENT    INVESTMENT    REALIZED        TOTAL       IN NET
                          OF PERIOD    (LOSS)(B)    INVESTMENTS  OPERATIONS     INCOME     CAPITAL GAINS   DIVIDENDS   ASSET VALUE
                        ------------  -----------  -----------   -----------   ----------  -------------  -----------  -----------
 RETAIL A
 04/30/01 (unaudited)    $  9.44     $  (0.02)(2)    $ (1.32)    $  (1.34)       $ --       $ (0.10)      $ (0.10)     $  (1.44)
 10/31/00(1)               10.00         0.02(2)       (0.58)       (0.56)         --            --            --         (0.56)

 RETAIL B
 04/30/01 (unaudited)       9.43        (0.05)(2)      (1.32)       (1.37)         --         (0.10)        (0.10)        (1.47)
 10/31/00(1)               10.00         0.01(2)       (0.58)       (0.57)         --            --            --         (0.57)

 TRUST
 04/30/01 (unaudited)       9.45           --(2)(3)    (1.32)       (1.32)         --         (0.10)        (0.10)        (1.42)
 10/31/00(1)               10.00         0.02(2)       (0.57)       (0.55)         --            --            --         (0.55)

 PRIME A
 04/30/01 (unaudited)       9.45        (0.02)(2)      (1.32)       (1.34)         --         (0.10)        (0.10)        (1.44)
 10/31/00(1)                9.60         0.01(2)       (0.16)       (0.15)         --            --            --         (0.15)

 PRIME B
 04/30/01 (unaudited)       9.44        (0.05)(2)      (1.32)       (1.37)         --         (0.10)        (0.10)        (1.47)
 10/31/00(1)                9.60         0.01(2)       (0.17)       (0.16)         --            --            --         (0.16)


----------------------------------------------------

*    Annualized

**   Not Annualized

(1) The Fund began offering Retail A, Retail B and Trust Shares on September 1, 2000 and Prime A and Prime B Shares on September 22, 2000.
(2) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(3)  Net investment income per share is less than $0.005.

(A) Calculation does not include the effect of any sales charge for Retail A Shares and Retail B Shares.

(B) Net investment (loss) per share before reimbursement/waiver of fees by the Investment Advisor and/or affiliates and/or Administrator for Retail A Shares for the six months ended April 30, 2001 (unaudited) and the period ended October 31, 2000 were $(0.37)(2) and $(0.08)(2), respectively. Net investment (loss) per share before reimbursement/waiver of fees by the Investment Advisor and/or affiliates and/or Administrator for Retail B Shares for the six months ended April 30, 2001 (unaudited) and the period ended October 31, 2000 were $(0.34)(2) and $(0.05)(2), respectively. Net investment (loss) per share before reimbursement/waiver of fees by the Investment Advisor and/or affiliates and/or Administrator for Trust Shares for the six months ended April 30, 2001 (unaudited) and the period ended October 31, 2000 were $(0.25)(2) and $(0.04)(2), respectively. Net investment (loss) per share before reimbursement/waiver of fees by the Investment Advisor and/or affiliates and/or Administrator for Prime A Shares for the six months ended April 30, 2001 (unaudited) and the period ended October 31, 2000 were $(0.56)(2) and $(0.39)(2), respectively. Net investment (loss) per share before reimbursement/waiver of fees by the Investment Advisor and/or affiliates and/or Administrator for Prime B Shares for the six months ended April 30, 2001 (unaudited) and the period ended October 31, 2000 were $(0.59)(2) and $(0.40)(2), respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                       90


                                                        RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                                      -------------------------------------------------
                                                                      RATIO OF NET      RATIO OF        RATIO OF
                                                                        INVESTMENT       OPERATING       OPERATING
                                                                       INCOME (LOSS)     EXPENSES        EXPENSES
                                                         NET ASSETS,     INCLUDING       INCLUDING       EXCLUDING
                     NET ASSET VALUE,                  END OF PERIOD   REIMBURSEMENT/  REIMBURSEMENT/  REIMBURSEMENT/   PORTFOLIO
                      END OF PERIOD   TOTAL RETURN(A)    (IN 000S)        WAIVER          WAIVER          WAIVER      TURNOVER RATE
                     ---------------  --------------   -------------  ---------------  --------------  -------------- -------------

 04/30/01 (unaudited)   $  8.00          (14.31)%**       $  193          (0.54)%*         1.95%*          10.10%*         52%**
 10/31/00(1)               9.44           (5.60)%**          201           1.23%*          1.95%*           8.31%*         32%**

 RETAIL B
 04/30/01 (unaudited)      7.96          (14.55)%**           10          (1.24)%*         2.67%*           9.34%*         52%**
 10/31/00(1)               9.43           (5.80)%**           20           0.52%*          2.67%*           8.22%*         32%**

 TRUST
 04/30/01 (unaudited)      8.03          (13.99)%**        3,655          (0.12)%*         1.55%*           7.19%*         52%**
 10/31/00(1)               9.45           (5.60)%**        4,246           1.64%*          1.55%*           5.97%*         32%**

 PRIME A
 04/30/01 (unaudited)      8.01          (14.20)%**            2          (0.52)%*         1.95%*          14.67%*         52%**
 10/31/00(1)               9.45           (1.67)%**            2           1.23%*          1.95%*          44.37%*         32%**

 PRIME B
 04/30/01 (unaudited)      7.97          (14.53)%**            2          (1.24)%*         2.67%*          15.41%*         52%**
 10/31/00(1)               9.44           (1.77)%**            2           0.41%*          2.67%*          45.11%*         32%**


NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.   ORGANIZATION

 The Galaxy Fund, a Massachusetts business trust (the "Trust"), is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. As of the date of this report, the Trust offered thirty-seven managed investment portfolios. The accompanying financial statements and financial highlights are those of the Asset Allocation Fund, Equity Income Fund, Growth and Income Fund, Strategic Equity Fund, Equity Value Fund, Equity Growth Fund, Growth Fund II (formerly known as Boston 1784 Growth
Fund), Small Cap Value Fund, Small Company Equity Fund, International Equity Fund and Pan Asia Fund (individually, a "Fund," collectively, the "Funds") only.

 The Asset Allocation Fund, Growth and Income Fund and International Equity Fund are authorized to issue six series of shares (Trust Shares, Retail A Shares, Retail B Shares, Prime A Shares, Prime B Shares and BKB Shares). The Equity Income Fund, Strategic Equity Fund, Equity Value Fund, Equity Growth Fund, Small Cap Value Fund, Small Company Equity Fund and Pan Asia Fund are authorized to issue five series of shares (Trust Shares, Retail A Shares, Retail B Shares, Prime A Shares and Prime B Shares). The Growth Fund II is authorized to issue four series of shares (Trust Shares, Retail A Shares, Retail B Shares and BKB Shares). Currently, the Asset Allocation, Growth and Income and International Equity Funds offer all six series of authorized shares, the Equity Growth, Small Cap Value and Pan Asia Funds offer all five series of authorized shares, the Growth Fund II offers all four series of authorized shares and the Equity Income, Strategic Equity, Equity Value and Small Company Equity Funds offer Trust Shares, Retail A Shares, and Retail B Shares. Trust Shares, Retail A Shares, Retail B Shares, Prime A Shares, Prime B Shares and BKB Shares are substantially the same except that (i) Retail A Shares are subject to a maximum 5.75% front-end sales charge, (ii) Prime A Shares are subject to a maximum 5.50% front-end sales charge, (iii) Retail B Shares and Prime B Shares are subject to a maximum 5.00% contingent deferred sales charge, and (iv) each series of shares bears the following series specific expenses: distribution fees and/or shareholder servicing fees and transfer agency charges. Six years after the date of purchase, Retail B Shares purchased prior to January 1, 2001 will automatically convert to Retail A Shares. Eight years after the date of purchase, Retail B Shares purchased on or after January 1, 2001 will automatically convert to Retail A Shares and Prime B Shares will automatically convert to Prime A Shares. BKB Shares of the Asset Allocation Fund, Growth and Income Fund, Growth Fund II and International Equity Fund will convert to Retail A Shares of the same Fund on June 26, 2001 provided that prior thereto the Board of Trustees of the Trust has determined that such conversion is in the best interest of the holders of such BKB Shares.


2.    SIGNIFICANT ACCOUNTING POLICIES

 The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies in conformity with generally accepted accounting principles consistently followed by the Funds in the preparation of their financial statements.

 PORTFOLIO VALUATION: Investments in securities which are traded on a recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded or at the last sale price on the national securities market. Securities traded on over-the-counter markets are valued at the last bid price. Short-term obligations that mature in 60 days or less are valued at amortized cost, which approximates market value. All other securities and other assets are appraised at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

 SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are accounted for on a trade date basis. Net realized gains or losses on sales of securities are determined by the identified cost method. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Investment income and realized and unrealized gains and losses are allocated to the separate series of a Fund based upon the relative net assets of each series.

 INCOME RECOGNITION: In December 2000 the American Institute of Certified Public Accountants ("AICPA") issued a revised version of the AICPAAudit and Accounting Guide for Investment Companies (the "Guide"). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000. Management of the Trust does not anticipate that the adoption of the Guide will have a significant effect on the financial statements.

 FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS: The International Equity Fund and Pan Asia Fund may enter into forward foreign currency exchange contracts whereby the Fund agrees to buy or sell a specific currency at a specified price at a future date in an attempt to hedge against fluctuations in the value of the underlying currency of certain portfolio instruments. Forward foreign currency exchange contracts are valued at the daily exchange rate of the underlying currency. Purchases and sales of forward foreign currency exchange contracts having the same

NOTES TO FINANCIAL STATEMENTS

settlement date and broker are offset and presented on a net basis in the Statement of Assets and Liabilities. Gains or losses on the purchase or sale of forward foreign currency exchange contracts having the same settlement date and broker are recognized on the date of offset, otherwise gains or losses are recognized on the settlement date.

 FOREIGN CURRENCY TRANSLATION: The books and records of the International Equity Fund and Pan Asia Fund are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments and income and expenses are converted into U.S. dollars based upon exchange rates prevailing on the respective dates of such transactions. That portion of unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed.

 DIVIDENDS TO SHAREHOLDERS: Dividends from net investment income are determined separately for each series of a Fund and are declared and paid quarterly, with the exception of the International Equity Fund and Pan Asia Fund, which declare and pay dividends annually. Net realized capital gains, if any, are distributed at least annually.

 Income dividends and capital gain dividends are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

 FEDERAL INCOME TAXES: The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to continue to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code. By so qualifying, each Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its taxable or tax-exempt income, if any, for its tax year ending October 31. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, each Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is recorded. Withholding taxes on foreign dividends have been paid or provided for in accordance with the applicable country's tax rules and rates.

 REPURCHASE AGREEMENTS: Each Fund may engage in repurchase agreement transactions with institutions that the Trust's investment advisor has determined are creditworthy. Each repurchase agreement transaction is recorded at cost plus accrued interest. Each Fund requires that the securities collateralizing a repurchase agreement transaction be transferred to the Trust's custodian in a manner that is intended to enable the Fund to obtain those securities in the event of a counterparty default. The value of the collateral securities is monitored daily to ensure that the value of the collateral, including accrued interest, equals or exceeds the repurchase price. Repurchase agreement transactions involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund's ability to dispose of the underlying securities, and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

 Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds and other affiliated Funds may transfer their uninvested cash balances into one or more joint trading accounts. The assets in the joint trading accounts are invested in one or more repurchase agreements or other short-term investments. These repurchase agreements are subject to the same collateral requirements as discussed above.

 EXPENSES: The Trust accounts separately for the assets, liabilities and operations of each Fund. Expenses directly attributable to a Fund are charged to the Fund, while expenses which are attributable to more than one Fund of the Trust are allocated among the respective funds.

 In addition, expenses of a Fund not directly attributable to the operations of a particular series of shares of the Fund are allocated to the separate series based upon the relative net assets of each series. Operating expenses directly attributable to a series of shares of a Fund are charged to the operations of that series.

 ORGANIZATION COSTS: Each Fund bears all costs in connection with its organization, including the fees and expenses of registering and qualifying its initial shares for distribution under federal and state securities laws. All such costs are amortized using the straight-line method over a period of five years beginning with the commencement of each Fund's operations.

3. INVESTMENT ADVISORY, ADMINISTRATION, SHAREHOLDER SERVICES, DISTRIBUTION AND OTHER FEES

 The Trust and Fleet Investment Advisors Inc. (the "Investment Advisor" or "Fleet"), an indirect wholly-owned subsidiary of FleetBoston Financial Corporation, are parties to an investment advisory agreement under which the Investment Advisor provides services for a fee, computed daily and paid monthly, at the annual rate of 0.75% of the average daily net assets of the Asset Allocation Fund, Equity Income Fund, Growth and Income Fund, Strategic Equity Fund, Equity Value Fund, Equity Growth Fund, Growth Fund II, Small Cap Value Fund and Small Company Equity Fund (See Note 4).

 The Trust pays the Investment Advisor a fee, computed daily and paid monthly, with respect to the International Equity Fund at the annual rate of 1.15% of the first $50 million of the Fund's average daily net assets, plus 0.95% of the next $50 million of such net assets, plus 0.85% of net assets in excess of $100 million.

NOTES TO FINANCIAL STATEMENTS

 The Trust pays the Investment Advisor a fee, computed daily and paid monthly, with respect to the Pan Asia Fund at the annual rate of 1.20% of the Fund's average daily net assets.

 The Investment Advisor has entered into a sub-advisory agreement with Oechsle International Advisors, LLC ("Oechsle") with respect to the International Equity Fund pursuant to which the Investment Advisor pays fees to Oechsle, computed daily and paid monthly, at the annual rate of 0.40% of the first $50 million of the Fund's average daily net assets, plus 0.35% of net assets in excess of $50 million. FleetBoston Financial Corporation owns an interest in Oechsle.

 The Investment Advisor has entered into a sub-advisory agreement with UOB Global Capital LLC ("UOB") with respect to the Pan Asia Fund pursuant to which the Investment Advisor pays fees to UOB, computed daily and paid monthly, at the annual rate of 0.72% of the Fund's average daily net assets.

 Prior to June 26, 2000, Fleet National Bank (formerly known as BankBoston, N.A.)("FNB"), an affiliate of the Investment Advisor, provided investment advisory services to the Boston 1784 Growth Fund, the predecessor fund of the Galaxy Growth Fund II (the "Predecessor Fund," see Note 9). FNB was paid a fee for its services at an annual rate of 0.74% of the Fund's average daily net assets.

 The Trust and PFPC Inc. (formerly known as First Data Investor Services Group, Inc.), a member of PNC Financial Services Group (formerly known as PNC Bank Corp.), are parties to an administration agreement under which PFPC Inc. (the "Administrator") provides services for a fee, computed daily and paid monthly, at the annual rate of 0.09% of the first $2.5 billion of the combined average daily net assets of the Funds and the other funds offered by the Trust (whose financial statements are provided in separate reports), 0.085% of the next $2.5 billion of combined average daily net assets, 0.075% of the next $7 billion of combined average daily net assets, 0.065% of the next $3 billion of combined average daily net assets, 0.06% of the next $3 billion of combined average daily net assets, 0.0575% of the next $3 billion of combined average daily net assets and 0.0525% of combined average daily net assets in excess of $21 billion. Prior to December 1, 1999, the services described above were provided by First Data Investor Services Group, Inc., a wholly-owned subsidiary of First Data Corp. On that date, PFPC Trust Co., a wholly-owned subsidiary of PNC Bank Corp., acquired all of the outstanding stock of First Data Investor Services Group, Inc. As part of that transaction, PFPC Inc., also an indirect wholly-owned subsidiary of PNC Bank Corp., was merged into First Data Investor Services Group, Inc., which then changed it's name to PFPC Inc.

 In addition, PFPC Inc. also provides certain fund accounting, custody, administration and transfer agency services pursuant to certain fee arrangements. Pursuant to such fee arrangements, PFPC Inc. compensates the Trust's custodian bank, The Chase Manhattan Bank, for its services.

 Prior to June 26, 2000, SEI Investments Mutual Funds Services ("SEI"), a wholly-owned subsidiary of SEI Investments Company, provided certain administrative services to the Predecessor Fund. The fees paid to SEI were based on the level of average aggregate net assets of the Boston 1784 Funds.

 PFPC Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of PFPC Inc., and an indirect wholly-owned subsidiary of PNC Financial Services Group, acts as the exclusive distributor of the Trust's shares. Prior to January 2, 2001, Provident Distributors, Inc. ("PDI") acted as the exclusive distributor of the Trust's shares. On January 2, 2001, the Distributor acquired all of the outstanding shares of PDI, and PDI was subsequently merged into the Distributor.

 Prior to June 26, 2000, SEI Investments Distribution Co. (the "Boston 1784 Distributor") served as the exclusive distributor of shares of the Predecessor Fund. The Predecessor Fund had adopted a Distribution Plan (the "Boston 1784 Plan") which allowed the Predecessor Fund to use up to 0.25% of its average daily net assets for the sale and distribution of its shares. At the time of the reorganization of the Predecessor Fund into the Trust, the Boston 1784 Distributor was waiving all fees payable under the Boston 1784 Plan.

 The Trust has adopted a shareholder services plan (the "Services Plan") with respect to Retail A and Trust Shares of each Fund except the Pan Asia Fund. Currently, the Services Plan has not been implemented with respect to the Funds' Trust Shares. The Services Plan provides compensation to institutions (including and currently limited to Fleet Bank and its affiliates) which provide shareholder liaison and/or administrative support services to their customers who beneficially own Retail A Shares, at an aggregate annual rate not to exceed 0.50% of the average daily net assets of the outstanding Retail A Shares of each Fund beneficially owned by such customers. The Trust, under the direction of the Board of Trustees, is currently limiting fees payable under the Services Plan with respect to each Fund to an aggregate annual rate not to exceed 0.30% of the average daily net assets of the outstanding Retail A Shares beneficially owned by such customers.

 The Trust has adopted a distribution plan (the "Distribution Plan") with respect to Retail A Shares of the Pan Asia Fund. Under the Distribution Plan, the Trust may pay the Distributor or another person for expenses and activities primarily intended to result in the sale of Retail A Shares of the Fund. Payments by the Trust under the Distribution Plan may not exceed the annual rate of 0.50% of the average daily net assets attributable to the Fund's Retail A Shares. The Trust, under the direction of the Board of Trustees, is currently limiting the Fund's payments under the Distribution Plan to an annual rate of not more than

NOTES TO FINANCIAL STATEMENTS

0.25% (on an annualized basis) of the average daily net assets of the Fund's outstanding Retail A Shares.

 The Trust has adopted a distribution and services plan (the "12b-1 Plan") with respect to Retail B Shares of the Funds. Under the 12b-1 Plan, the Trust may pay
(i) the Distributor or another person for expenses and activities primarily intended to result in the sale of Retail B Shares, (ii) institutions for shareholder liaison services and (iii) institutions for administrative support services. Currently, payments under the 12b-1 Plan for distribution services are being made solely to broker-dealer affiliates of Fleet Bank and payments under the 12b-1 Plan for shareholder liaison and administrative support services are being made solely to Fleet Bank and its affiliates. Payments for distribution expenses may not exceed an annual rate of 0.65% of the average daily net assets attributable to each Fund's outstanding Retail B Shares. The fees paid for shareholder liaison services and/or administrative support services may not exceed the annual rates of 0.25% and 0.25%, respectively, of the average daily net assets attributable to each Fund's outstanding Retail B Shares owned of record or beneficially by customers of institutions. The Trust, under direction of the Board of Trustees, is currently limiting each Fund's payments for shareholder liaison and administrative support services under the 12b-1 Plan to an aggregate fee of not more than 0.30% of the average daily net assets of Retail B Shares of the Fund owned of record or beneficially by customers of institutions. For the six months ended April 30, 2001, the Funds paid fees under the Services Plan, Distribution Plan and 12b-1 Plan as follows:

                    SERVICES   DISTRIBUTION        12B-1 PLAN
                    --------   ------------        ----------
                      PLAN         PLAN     SERVICES   DISTRIBUTION
                     ------       ------    --------   ------------
Asset Allocation     $ 497,667     $--     $ 151,640    $ 326,929
Equity Income          242,707      --         5,630       12,367
Growth and Income      298,875      --        88,624      189,480
Strategic Equity        12,881      --         2,481        5,421
Equity Value           306,237      --        43,126       93,957
Equity Growth          689,030      --       176,307      382,379
Growth II                2,882      --         1,114        2,529
Small Cap Value        131,364      --         4,604       10,085
Small Company Equity   135,895      --        26,333       57,194
International Equity   105,039      --        11,259       24,766
Pan Asia                    --     196            33           69

 The Trust has adopted a distribution plan (the "Prime A Shares Plan") with respect to Prime A Shares of the Funds. Under the Prime A Shares Plan, the Trust may pay the Distributor or another person for expenses and activities primarily intended to result in the sale of Prime A Shares. Payments by the Trust under the Prime A Shares Plan may not exceed the annual rate of 0.30% of the average daily net assets attributable to each Fund's outstanding Prime A Shares. The Trust, under the direction of the Board of Trustees, is currently limiting each Fund's payments under the Prime A Shares Plan to an annual rate of not more than 0.25% (on an annualized basis) of the average daily net assets of each Fund's outstanding Prime A Shares.


 The Trust has adopted a distribution and services plan (the "Prime B Shares Plan") with respect to Prime B Shares of the Funds. Under the Prime B Shares Plan, the Trust may pay (i) the Distributor or another person for expenses and activities primarily intended to result in the sale of Prime B Shares, (ii) institutions for shareholder liaison services, and (iii) institutions for administrative support services. Payments for distribution expenses may not exceed the annual rate of 0.75% of the average daily net assets attributable to each Fund's outstanding Prime B Shares. The fees paid to institutions for shareholder liaison services and/or administrative support services may not exceed the annual rates of 0.25% and 0.25%, respectively, of the average daily net assets attributable to each Fund's outstanding Prime B Shares owned of record or beneficially by customers of institutions. The Trust, under the direction of the Board of Trustees, is currently limiting each Fund's payments for shareholder liaison and administrative support services under the Prime B Shares Plan to an aggregate fee of not more than 0.25% of the average daily net assets of Prime B Shares owned of record or beneficially by customers of institutions. For the six months ended April 30, 2001, the Funds paid fees under the Prime A Shares Plan and Prime B Shares Plan as follows:

                      PRIME A SHARES PLAN        PRIME B SHARES PLAN
                      -------------------        -------------------
                      SERVICES  DISTRIBUTION   SERVICES  DISTRIBUTION
                      --------  ------------   --------  ------------
Asset Allocation        $ --      $  135        $  637     $  1,842
Growth and Income         --         180           154          460
Equity Growth             --         770           493        1,480
Small Cap Value           --         223           237          721
International Equity      --          16           504        1,529
Pan Asia                  --           3             3            8

 The Trust has adopted a shareholder services plan (the "BKB Plan") with respect to BKB Shares of the Asset Allocation Fund, Growth and Income Fund, Growth Fund II and International Equity Fund. The BKB Plan provides compensation to institutions (including Fleet Bank and its affiliates) which provide shareholder liaison and/or administrative support services to their customers who beneficially own BKB Shares at an aggregate annual rate not to exceed 0.50% of the average daily net assets of the outstanding BKB Shares of each Fund beneficially owned by such customers. The Trust, under the direction of the Board of Trustees, is currently limiting fees payable under the BKB Plan with respect to each Fund to an aggregate annual rate not to exceed 0.30% of the average daily net assets of the outstanding BKB Shares beneficially owned by such customers. For the six months ended April 30, 2001, the Funds paid fees under the BKB Plan as follows:

                         BKB PLAN
                        ---------
Asset Allocation        $  31,565
Growth and Income         183,798
Growth II                  67,160
International Equity       14,953

NOTES TO FINANCIAL STATEMENTS

 Retail A Shares, Retail B Shares, Trust Shares, Prime A Shares, Prime B Shares and BKB Shares of the Funds each bear series-specific transfer agent charges based upon the number of shareholder accounts for each series. In addition, Trust Shares also bear additional transfer agency fees in order to compensate PFPCInc. for payments made to Fleet Bank, an affiliate of the Investment Advisor, for performing certain sub-account and administrative functions on a per account basis with respect to Trust Shares held by defined contribution plans. These additional fees are based on the number of underlying participant accounts. For the six months ended April 30, 2001, transfer agent charges for each series were as follows:

                       RETAIL A   RETAIL B       TRUST       BKB
                       ---------  ---------     -------     -----
Asset Allocation      $  226,794  $  82,997   $  269,418  $  12,305
Equity Income            134,107      4,365        7,561         --
Growth and Income        188,959     67,184      285,927     57,710
Strategic Equity          10,286      2,758           62         --
Equity Value             217,833     40,624       62,996         --
Equity Growth            383,950    164,785      309,050         --
Growth II                  3,172      2,083        1,877     22,776
Small Cap Value          130,807      6,726       57,480         --
Small Company Equity     153,119     36,936      235,559         --
International Equity     121,631     19,999      197,126      2,353
Pan Asia                   2,072        128          238         --

                           PRIME A        PRIME B
                           -------        -------
Asset Allocation          $  104         $  222
Growth and Income             65             74
Equity Growth                121            163
Small Cap Value              118            261
International Equity          25            173
Pan Asia                      80             79

 Certain officers of the Trust are officers of the Investment Advisor or PFPC Inc. Such officers receive no compensation from the Trust for serving in their respective roles. Effective September 8, 2000, each Trustee is entitled to receive for services as a Trustee of the Trust, The Galaxy VIP Fund ("VIP") and Galaxy Fund II ("Galaxy II") an aggregate fee of $54,000 per annum plus certain other fees for attending or participating in meetings as well as reimbursement for expenses incurred in attending meetings. For the period May 28, 1999 until September 7, 2000, each Trustee was entitled to receive for services as a Trustee of the Trust, VIP and Galaxy II an aggregate fee of $45,000 per annum plus certain other fees for attending or participating in meetings as well as reimbursement for expenses incurred in attending meetings. Prior to May 28, 1999, each Trustee was entitled to receive for services as a Trustee of the Trust, VIP and Galaxy II an aggregate fee of $40,000 per annum plus certain other fees for attending or participating in meetings as well as reimbursement for expenses incurred in attending meetings. The Chairman of the Boards of Trustees and the President and Treasurer of the Trust, VIP and Galaxy II are also entitled to additional fees for their services in these capacities. These fees are allocated among the Funds of the Trust, VIP and Galaxy II based on their relative net assets.

 Each Trustee is eligible to participate in The Galaxy Fund/The Galaxy VIP Fund/Galaxy Fund II Deferred Compensation Plan (the "Plan"), an unfunded, non-qualified deferred compensation plan. The Plan allows each trustee to defer receipt of all or a percentage of fees which otherwise would be payable for services performed.

 Expenses for the six months ended April 30, 2001 include legal fees paid to Drinker Biddle & Reath LLP. A partner of that firm is Secretary to the Trust.

 Pursuant to procedures adopted by the Board of Trustees and in accordance with the Investment Company Act of 1940, as amended, certain Funds placed a portion of their portfolio transactions with Quick & Reilly Institutional Trading, a division of Fleet Securities, Inc., and Robertson Stephens Inc., affiliates of the Investment Advisor. The commissions paid to Quick & Reilly Institutional Trading and Robertson Stephens Inc. for the six months ended April 30, 2001 were as follows:

  FUND               COMMISSIONS        FUND           COMMISSIONS
  ----               -----------        ----           -----------

  Asset Allocation   $  66,744       Strategic Equity   $  3,350
  Equity Income         51,500       Equity Growth        13,861
  Growth and Income     83,288
  Equity Value         292,221

4.    WAIVER OF FEES AND REIMBURSEMENT OF EXPENSES

 Fleet and/or its affiliates and/or the Administrator voluntarily agreed to waive a portion of their fees and/or reimburse the Funds for certain expenses so that total expenses would not exceed certain expense limitations established for each Fund. The respective parties, at their discretion, may revise or discontinue the voluntary waivers and/or expense reimbursements at any time. For the six months ended April 30, 2001, Fleet and/or its affiliates and/or the Administrator waived fees and/or reimbursed expenses with respect to the Funds as follows:

  FUND                   FEES WAIVED       EXPENSES REIMBURSED
  ----                   -----------       -------------------
Asset Allocation          $  7,529            $  31,565
Equity Income                3,427                   --
Growth and Income           27,364              212,568
Strategic Equity           114,782                1,915
Equity Value                 3,427                   --
Equity Growth                3,579                   --
Growth II                   70,766               88,722
Small Cap Value              3,651                   --
Small Company Equity         3,427                   --
International Equity     1,112,267                2,283
Pan Asia                     5,189              110,870

NOTES TO FINANCIAL STATEMENTS

5.    SHARES OF BENEFICIAL INTEREST

 The Trust's Declaration of Trust authorizes the Trustees to issue an unlimited number of shares of beneficial interest, each with a par value of $0.001. Shares of the Trust are currently classified into forty-three classes of shares, each consisting of one or more series.

 Each share represents an equal proportionate interest in the respective Fund, bears the same fees and expenses (except that Retail A Shares of each Fund, except the Pan Asia Fund, bear the expense of payments under the Services Plan, Retail A Shares of the Pan Asia Fund bear the expense of payments under the Distribution Plan, Retail B Shares of a Fund bear the expense of payments under the 12b-1 Plan, Prime A Shares of a Fund bear the expense of payments under the Prime A Shares Plan, Prime B Shares of a Fund bear the expense of payments under the Prime B Shares Plan, BKB Shares of a Fund bear the expense of payments under the BKB Plan and Trust Shares, Retail A Shares, Retail B Shares, Prime A Shares, Prime B Shares and BKB Shares of a Fund each bear series-specific transfer agent charges) and are entitled to such dividends and distributions of income earned as are declared at the discretion of the Trust's Board of Trustees.

 Shareholders are entitled to one vote for each full share held and a proportionate fractional vote for each fractional share held, and will vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of shareholders of a particular class or series.

6.    PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended April 30, 2001 were as follows:


                                   PURCHASES                          SALES
                          ------------------------------  -------------------------------
FUND                      U.S. GOVERNMENT      OTHER       U.S. GOVERNMENT      OTHER
-----                     --------------- --------------  ---------------- --------------
Asset Allocation ......    $  67,757,569   $109,628,515  $   86,852,153  $   104,711,676
Equity Income .........               --     62,684,148              --       66,370,046
Growth and Income .....               --    122,363,967              --      190,541,533
Strategic Equity ......               --     54,951,744              --       46,625,905
Equity Value ..........               --    235,060,610              --      258,152,751
Equity Growth .........               --    480,351,552              --      553,070,694
Growth II .............               --     33,424,363              --       38,890,352
Small Cap Value .......               --    105,266,593              --       89,406,251
Small Company Equity ..               --    194,187,773              --      214,281,193
International Equity ..               --    419,638,868              --      283,419,838
Pan Asia                              --      2,483,665              --        1,944,022



  The aggregate gross unrealized appreciation and depreciation, net unrealized appreciation (depreciation) and cost for all securities as computed on a federal income tax basis, at April 30, 2001 for each Fund is as follows:


FUND                         APPRECIATION   (DEPRECIATION)         NET          COST
-----                        ------------   -------------    ------------  ------------
Asset Allocation ........  $  118,105,623 $  (43,239,600)    $ 74,866,023 $  617,080,102
Equity Income ...........      30,113,828    (19,616,102)      10,497,726    252,616,059
Growth and Income .......     257,970,554    (41,440,786)     216,529,768    739,586,437
Strategic Equity ........      22,403,743     (3,245,117)      19,158,626    103,549,426
Equity Value ............      70,008,463    (11,865,710)      58,142,753    359,086,596
Equity Growth ...........     463,506,217    (78,496,049)     385,010,168  1,223,148,887
Growth II ...............      30,599,643    (16,377,633)      14,222,010    104,289,882
Small Cap Value .........      95,912,150    (75,631,812)      20,280,338    480,246,581
Small Company Equity ....      85,278,345    (50,932,466)      34,345,879    459,608,781
International Equity ....      50,424,176   (151,718,298)    (101,294,122)   936,647,834
Pan Asia ................         113,181       (703,641)        (590,460)     4,329,974


NOTES TO FINANCIAL STATEMENTS

7.    FOREIGN SECURITIES

 Each Fund may purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

8.    LINE OF CREDIT

 Each Fund and other affiliated funds participate in a $150 million unsecured line of credit pursuant to a credit agreement dated as of December 29,1999. Borrowings may be made under the credit agreement only for temporary or emergency purposes, such as repurchase or redemption of shares of the Funds. Interest is charged to each Fund based on its borrowings. In addition, a commitment fee based on the average daily unused portion of the line of credit, is allocated among the Funds and other participating Funds at the end of each calendar quarter.

9.   ACQUISITION OF BOSTON 1784 FUNDS

 At a meeting held on January 25, 2000, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization (the "Agreement") providing for the acquisition of the Boston 1784 Funds by the Trust. Pursuant to the Agreement, (i) all of the assets and liabilities of the Boston 1784 Asset Allocation Fund were transferred to the Galaxy Asset Allocation Fund in exchange for 1,409,047 Trust Shares and 1,429,361 BKB Shares of the Asset Allocation Fund, (ii) all of the assets and liabilities of the Boston 1784 Growth and Income Fund were transferred to the Galaxy Growth and Income Fund in exchange for 22,946,452 TrustShares and 9,313,418 BKB Shares of the Galaxy Growth and Income Fund, (iii) all of the assets and liabilities of the Boston 1784 Growth Fund were transferred to the Galaxy Growth Fund II in exchange for 9,947,709 Trust Shares and 4,233,708 BKB Shares of the Galaxy Growth Fund II, and (iv) all of the assets and liabilities of the Boston 1784 International Equity Fund were transferred to the Galaxy International Equity Fund in exchange for 16,286,179 Trust Shares and 1,192,870 BKB Shares of the International Equity Fund. In related transactions, the assets and liabilities of the other Boston 1784 Fund portfolios were transferred to corresponding Galaxy portfolios in exchange for shares in such Galaxy portfolios. The acquisition, which qualified as a tax-free reorganization for federal income tax purposes, was completed on June 26, 2000, following the approval of the reorganization by Boston 1784 Fund shareholders. The Galaxy Growth Fund II had nominal assets and liabilities prior to the reorganization and was organized solely to acquire the assets and continue the business, including carrying forward the financial and performance history of the Boston 1784 Growth Fund. Following the reorganization, the Galaxy Growth Fund II changed its fiscal year-end from May 31 to October 31. The following is a summary of the Net Assets, Shares Outstanding, Net Asset Value per share and Unrealized Appreciation associated with the transaction:


                                                    BEFORE                            AFTER
                                                  ACQUISITION                      ACQUISITION
                                    ---------------------------------------     -----------------
                                         GALAXY              BOSTON 1784             GALAXY
                                    ASSET ALLOCATION      ASSET ALLOCATION      ASSET ALLOCATION
                                          FUND                  FUND                  FUND
                                    -----------------     -----------------     -----------------
Net Assets ......................   $     755,931,805     $      53,087,605     $     809,019,410
Shares Outstanding ..............          40,404,245             3,346,019            43,242,653
Net Asset Value, per share ......   $              --     $           15.87     $              --
Trust Net Asset Value, per share    $           18.70     $              --     $           18.70
BKB Net Asset Value, per share ..   $              --     $              --     $           18.70
Unrealized Appreciation .........   $     170,332,794     $      12,053,590     $     182,386,384



                                                    BEFORE                            AFTER
                                                  ACQUISITION                      ACQUISITION
                                    ---------------------------------------     -----------------
                                         GALAXY              BOSTON 1784             GALAXY
                                       GROWTH AND            GROWTH AND            GROWTH AND
                                       INCOME FUND           INCOME FUND           INCOME FUND
                                    -----------------     -----------------     -----------------
Net Assets ......................   $     577,388,692     $     517,738,641     $   1,095,127,333
Shares Outstanding ..............          36,051,272            27,450,368            68,311,142
Net Asset Value, per share ......   $              --     $           18.86     $              --
Trust Net Asset Value, per share    $           16.05     $              --     $           16.05
BKB Net Asset Value, per share ..   $              --     $              --     $           16.05
Unrealized Appreciation .........   $     108,988,321     $     212,876,857     $     321,865,178



                                                    BEFORE                            AFTER
                                                  ACQUISITION                      ACQUISITION
                                    ---------------------------------------     -----------------
                                         GALAXY              BOSTON 1784             GALAXY
                                     INTERNATIONAL          INTERNATIONAL         INTERNATIONAL
                                       EQUITY FUND           EQUITY FUND           EQUITY FUND
                                    -----------------     -----------------     -----------------
Net Assets ........................ $     806,349,806     $     394,399,000     $   1,200,748,806
Shares Outstanding                         35,819,469            32,444,801            53,298,518
Net Asset Value, per share ........ $              --     $           12.16     $              --
Trust Net Asset Value, per share .. $           22.56     $              --     $           22.56
BKB Net Asset Value, per share .... $              --     $              --     $           22.56
Unrealized Depreciation ........... $     165,169,199     $      77,632,671     $     242,801,870


[BEGIN SIDEBAR]

SHAREHOLDER INFORMATION

      TRUSTEES
        AND
  EXECUTIVE OFFICERS
 Dwight E. Vicks, Jr.
 CHAIRMAN AND TRUSTEE

   John T. O'Neill
 PRESIDENT, TREASURER
    AND TRUSTEE

   Louis DeThomasis,
    F.S.C., Ph.D.
      TRUSTEE

   Kenneth A. Froot
      TRUSTEE

   Donald B. Miller
      TRUSTEE

    James M. Seed
      TRUSTEE

  Bradford S. Wellman
   EMERITUS TRUSTEE

  William Greilich
   VICE PRESIDENT

     W. Bruce
   McConnel, Esq.
     SECRETARY


 INVESTMENT ADVISOR
  Fleet Investment
   Advisors Inc.
 100 Federal Street
    Boston, MA
      02110

    DISTRIBUTOR
PFPC Distributors, Inc.
400 Bellevue Parkway
    Wilmington,
  Delaware 19809

   ADMINISTRATOR
     PFPC Inc.
4400 Computer Drive
    Westborough,
Massachusetts 01581-5108

     AUDITOR
  Ernst & Young LLP
 200 Clarendon Street
  Boston, MA 02116

    LEGAL COUNSEL
Drinker Biddle & Reath LLP
   One Logan Square
18th and Cherry Streets
Philadelphia, PA 19103

[END SIDEBAR]

This report is submitted for the general information of shareholders of The Galaxy Fund. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus for each Fund of The Galaxy Fund, which contains more information concerning the investment policies and expenses of the Funds as well as other pertinent information. For complete information, and before making an investment decision on any of the Funds of The Galaxy Fund, you should request a prospectus from PFPC Distributors, Inc. by calling toll-free 1-877-BUY-GALAXY (1-877-289-4252). Read the prospectus carefully before you invest.

SHARES OF THE FUNDS ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, FLEETBOSTON FINANCIAL CORPORATION OR ANY OF ITS AFFILIATES, FLEET INVESTMENT ADVISORS INC., OR ANY FLEET BANK. SHARES OF THE FUNDS ARE NOT FEDERALLY INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENT RETURN AND PRINCIPAL VALUE WILL VARY AS A RESULT OF MARKET CONDITIONS OR OTHER FACTORS SO THAT SHARES OF THE FUNDS, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. AN INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.


                               [GRAPHIC OMITTED]
                                  RECYCLE LOGO

                   This report was printed on recycled paper.

[LOGO OMITTED - Galaxy Funds}

4400 Computer Drive
P.O. Box 5108
Westborough, MA  01581-5108

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---------------------

SAEQU (07/01/01)